Registration No. 33-58950
                                                     Registration No. 811-01705

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                     --------------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      | |

                Pre-Effective Amendment No.                                  | |
                                            -------


                Post-Effective Amendment No. 27                              |X|
                                           ------


                                     AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                Amendment No.   179                                          |X|
                              -------


                        (Check appropriate box or boxes)
                         -------------------------------

                               SEPARATE ACCOUNT A
                                       of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)
                            -------------------------


                      AXA EQUITABLE LIFE INSURANCE COMAPANY
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (212) 554-1234
                            -------------------------



                                   DODIE KENT
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

                     AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                   (Names and Addresses of Agents for Service)
                   -------------------------------------------


                  Please send copies of all communications to:
                               CHRISTOPHER E. PALMER
                                 Goodwin Procter LLP
                              901 New York Avenue, N.W.
                             Washington, D.C. 20001
                    ----------------------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

|_|     Immediately upon filing pursuant to paragraph (b) of Rule 485.


|X|     On May 1, 2007 pursuant to paragraph (b) of Rule 485.

|_|     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


|_|     On (date) pursuant to paragraph (a)(1) of Rule 485.

|_|     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

|_|     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

        Units of interest in Separate Account under variable annuity contracts.

MOMENTUM PLUS(SM)
Retirement Planning from AXA Equitable


PROSPECTUS DATED MAY 1, 2007


Please read and keep this prospectus for future reference. It contains important information that you should know before participating in or allocating amounts under the contract. You should read the prospectuses for each Trust which contain important information about the portfolios.

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WHAT IS MOMENTUM PLUS(SM)?


MOMENTUM PLUS(SM) is a group deferred annuity contract issued by AXA Equitable Life Insurance Company. It is a funding vehicle for employers who sponsor qualified retirement plans. The MOMENTUM PLUS(SM) employer-sponsored retirement program includes 401(a) and 401(k) plans which are described in this prospectus. The MOMENTUM PLUS(SM) program consists of a defined contribution IRS pre-approved plan and trust ("Plan and Trust"), which we sponsor, and a pooled trust ("Pooled Trust") for employers who prefer to use their own qualified plan.


The contract provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. Contributions accumulate on a tax-deferred basis. A contract owner may fund a plan by selecting any number of our investment options. The investment options include variable investment options and one guaranteed interest account option ("investment options"). The contract investment options that the contract owner has chosen correspond to certain of the options offered under the 401(a) or 401(k) plans available to a participant. A contract owner is an employer or plan trustee.


This contract is no longer being sold. This prospectus is used with current contract owners only. You should note that your contract features and charges, and your investment options, may vary depending on your state and/or the date on which you purchased your contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional and/or refer to your contract.



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 Variable investment options
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 Fixed income
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o AXA Conservative Allocation(1)        o EQ/JPMorgan Core Bond
o AXA Conservative-Plus Allocation(1)   o EQ/Long Term Bond
o EQ/AllianceBernstein Intermediate     o EQ/Money Market
  Government Securities                 o EQ/PIMCO Real Return
o EQ/AllianceBernstein Quality Bond     o EQ/Short Duration Bond
o EQ/Caywood-Scholl High Yield Bond     o Multimanager Core Bond*
o EQ/Evergreen International Bond       o Multimanager High Yield*
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  Domestic stocks
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o AXA Aggressive Allocation(1)          o EQ/Capital Guardian Research
o AXA Moderate-Plus Allocation(1)       o EQ/Capital Guardian U.S. Equity++
o EQ/AllianceBernstein Common Stock     o EQ/Davis New York Venture
o EQ/AllianceBernstein Growth and       o EQ/Equity 500 Index
  Income++                              o EQ/Evergreen Omega
o EQ/AllianceBernstein Large Cap        o EQ/FI Mid Cap
  Growth                                o EQ/FI Mid Cap Value+
o EQ/AllianceBernstein Small Cap        o EQ/Franklin Small Cap Value
  Growth                                o EQ/GAMCO Mergers and Acquisitions
o EQ/AllianceBernstein Value++          o EQ/GAMCO Small Company Value
o EQ/Ariel Appreciation II              o EQ/Janus Large Cap Growth++
o EQ/AXA Rosenberg Value Long/Short     o EQ/JPMorgan Value Opportunities
  Equity                                o EQ/Legg Mason Value Equity
o EQ/BlackRock Basic Value Equity*      o EQ/Lord Abbett Growth and Income
o EQ/Boston Advisors Equity Income      o EQ/Lord Abbett Large Cap Core
o EQ/Calvert Socially Responsible       o EQ/Lord Abbett Mid Cap Value
o EQ/Capital Guardian Growth


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 Domestic stocks
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o EQ/Marsico Focus                      o EQ/Wells Fargo Montgomery Small
o EQ/MFS Emerging Growth Companies+       Cap++
o EQ/MFS Investors Trust+               o Multimanager Aggressive Equity*
o EQ/Montag & Caldwell Growth           o Multimanager Health Care*
o EQ/Oppenheimer Main Street            o Multimanager Large Cap Core Equity*
  Opportunity                           o Multimanager Large Cap Growth*
o EQ/Oppenheimer Main Street Small      o Multimanager Large Cap Value*
  Cap                                   o Multimanager Mid Cap Growth*
o EQ/Small Cap Value+                   o Multimanager Mid Cap Value*
o EQ/Small Company Growth+              o Multimanager Technology*
o EQ/Small Company Index                o Target 2015 Allocation
o EQ/TCW Equity++                       o Target 2025 Allocation
o EQ/UBS Growth and Income              o Target 2035 Allocation
o EQ/Van Kampen Comstock                o Target 2045 Allocation
o EQ/Van Kampen Mid Cap Growth          o U.S. Real Estate--Class II++
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  International stocks
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o EQ/AllianceBernstein International+   o EQ/Van Kampen Emerging Markets
o EQ/BlackRock International Value*       Equity
o EQ/Capital Guardian International+    o Multimanager International Equity*
o EQ/International Growth
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  Balanced/hybrid
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o AXA Moderate Allocation(1)



(1) The AXA Allocation Portfolios


* This is the investment option's new name effective on or about May 29, 2007, subject to regulatory approval. Please see "Portfolios of the Trusts" in "Contract features and benefits" later in this prospectus for the investment option's former name.

+ This investment option's name, investment objective and sub-adviser(s) will change on or about May 29, 2007, subject to regulatory approval. See the supplement included with this prospectus for more information.

++ Please see the supplement included with this prospectus regarding the planned substitution or merger of this investment option.

As permitted by your employer's plan, a participant may allocate amounts to any of the variable investment options subject to any restrictions that may apply. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio of AXA Premier VIP Trust, EQ Advisors Trust, or The Universal Institutional Funds, Inc. (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.


GUARANTEED INTEREST OPTION. You also may allocate amounts to the guaranteed interest option. This option is part of our general account and pays interest at guaranteed rates.


The SEC has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

                                                                          X01525

A registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The Statement of Additional Information ("SAI") dated May 1, 2007, is a part of the registration statement. The SAI is available free of charge. A participant or contract owner may request one by writing to our processing office at AXA Equitable, Defined Contribution Services, P.O. Box 8095, Boston, MA 02266-8095 or calling 1-800-528-0204. The
SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.

Contents of this prospectus
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MOMENTUM PLUS(SM)
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Index of key words and phrases                                               5
Who is AXA Equitable?                                                        6
How to reach us                                                              7
MOMENTUM PLUS(SM) contract at a glance -- key features                       9

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FEE TABLE                                                                   11
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Examples                                                                    14
Condensed financial information                                             18

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1. CONTRACT FEATURES AND BENEFITS                                           19
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How contributions can be made                                               19
What are your investment options under the contract?                        19
Portfolios of the Trusts                                                    20
Contract termination                                                        25
Effects of plan or contract termination                                     25
Selecting investment options (employers and plan
  trustees only)                                                            26
Allocating your contributions                                               26

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2. DETERMINING YOUR RETIREMENT ACCOUNT VALUE                                27
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Your retirement account value                                               27
Your contract's value in the variable investment options                    27
Your contract's value in the guaranteed interest option                     27

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3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                         28
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Transferring your retirement account value                                  28
Disruptive transfer activity                                                28
Automatic asset rebalancing for participant retirement
  account values                                                            29

---------------------
When we use the words "we," "our" and "us" we mean AXA Equitable.

Please see the Index of key words and phrases used in this prospectus. The index will refer you to the page where particular terms are defined or explained.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner, i.e., the employer or plan trustee, as applicable or the individual who participates in an employer's plan funded by the MOMENTUM PLUS(SM) contract, and this individual also is referred to as the "participant."

                                                  Contents of this prospectus  3

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4. ACCESSING YOUR MONEY                                                     31
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Withdrawals and termination                                                 31
Installment payments (Systematic withdrawals)                               31
Forfeitures                                                                 31
Plan loans                                                                  31
When to expect payments                                                     32
Your annuity payout options                                                 32
Minimum distributions (automatic minimum withdrawal
  option) -- over age 70-1/2                                                33

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5. THE MOMENTUM PLUS(SM) PROGRAM                                              35
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Plan and Trust                                                              35

Pooled Trust                                                                35
Trustee                                                                     35
Employer's responsibilities                                                 35
Adopting the MOMENTUM PLUS(SM) program                                      36

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6. PLAN RECORDKEEPING SERVICES                                              37
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Basic recordkeeping option                                                  37
Full-service recordkeeping option                                           37

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7. CHARGES AND EXPENSES                                                     38
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Charges that AXA Equitable deducts                                          38
Charges under the contract                                                  38
Charges that the Trusts deduct                                              39
Charge reductions under special circumstances                               40

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8. PAYMENT OF DEATH BENEFIT                                                 41
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Death benefit amount                                                        41
Distribution of the death benefit                                           41
Beneficiary's payment options                                               41

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9. TAX INFORMATION                                                          42
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Overview                                                                    42
Buying a contract to fund a retirement arrangement                          42
Tax aspects of contributions to a plan                                      42
Tax aspects of distributions from a plan                                    43
Certain rules applicable to plan loans                                      46
Impact of taxes to AXA Equitable                                            46
Certain rules applicable to plans designed to comply
  with Section 404(c) of ERISA                                              47

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10. MORE INFORMATION                                                        48
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About Separate Account A                                                    48
About the Trusts                                                            48
About the general account                                                   48
Dates and prices at which contract events occur                             49
About your voting rights                                                    49
About legal proceedings                                                     50
Financial statements                                                        50
Distribution of the contracts                                               50

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APPENDIX: CONDENSED FINANCIAL INFORMATION                                  I-1
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STATEMENT OF ADDITIONAL INFORMATION
  TABLE OF CONTENTS
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4  Contents of this prospectus

Index of key words and phrases

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This index should help you locate more information on the terms used in this prospectus.


                                                                      Page

   active loan                                                          39
   annuitant                                                            33
   annuity payout option                                                32
   beneficiary                                                          41
   business day                                                         49
   contract date                                                        10
   contract termination                                                 25
   contract values                                                      27
   contributions                                                        19
   default option                                                       31
   disruptive transfer activity                                         28
   DOL                                                                  35
   elective deferrals                                                   43
   EQAccess                                                              7
   EQSponsor                                                             7
   ERISA                                                                35
   guaranteed interest option                                    cover, 22
   investment options                                            cover, 19

                                                                      Page

   IRA                                                                  44
   IRS                                                                  39
   market timing                                                        25
   market value adjustment                                              25
   participant                                                          17
   Plan and Trust                                                       35
   plan termination                                                     25
   Pooled Trust                                                         35
   portfolio                                                         cover
   processing office                                                     7
   retirement account value                                             27
   SAI                                                               cover
   takeover loans                                                       31
   TOPS                                                                  7
   Trusts                                                        cover, 48
   unit                                                                 27
   unit investment trust                                                48
   variable investment options                                   cover, 17



To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. AXA Advisors, LLC's financial professional can provide further explanation about your contract.

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  Prospectus                       Contract or Supplemental Materials
  ------------------------------------------------------------------------------
  variable investment options      Investment Funds or Investment Divisions
  unit                             Accumulation Unit
  unit value                       Accumulation Unit Value
  guaranteed interest option       Guaranteed Interest Account
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                                                Index of key words and phrases 5

Who is AXA Equitable?

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We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and AXA Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $795 billion in assets as of December 31, 2006. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


6  Who is AXA Equitable?

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

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 FOR ALL COMMUNICATIONS SENT BY REGULAR MAIL:
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AXA Equitable
Defined Contribution Services
P.O. Box 8095
Boston, MA 02266-8095

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 FOR ALL COMMUNICATIONS SENT BY EXPRESS DELIVERY:
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AXA Equitable
Defined Contribution Services
30 Dan Road
Canton, MA 02021


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 REPORTS WE PROVIDE:
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o   written confirmation of financial transactions; and

o quarterly statement of retirement account values as of the end of each plan year quarter.

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 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS"),
 EQACCESS AND EQSPONSOR SYSTEMS
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TOPS is designed to provide up-to-date information via touch-tone telephone. A contract owner may elect TOPS and authorize us to accept participant instructions with respect to amounts attributable to their plan account values under the contract. A personal identification number ("PIN") will automatically be assigned upon participant enrollment in your plan. Our TOPS system has been enhanced with voice recognition technology to accept spoken prompts.

EQAccess, our participant service site, is designed to provide information through the Internet on:

o current contract values used to determine values for participant retirement account values;

o   current allocation percentages;

o the number of units in participant variable investment options attributable to participant plan account values; and

o   the daily unit values for the contract variable investment options.

Subject to plan provisions, a participant can also:

o request changes to allocation percentages and/or transfers among plan investment options;

o   elect to receive confirmations and quarterly statements electronically; and

o   request changes of the EQAccess password (not available through TOPS).

EQSponsor, our Plan Sponsor site, gives the Plan Sponsor access to plan data, plan level fund and source balances, and individual participant's accounts. You can obtain information on:

o   current contract value;

o current participant allocation percentages, account values, and investment options;

o   the total number of units in the variable investment options; and

o   the daily unit values for the contract variable investment options.

The following features are also available online (please see the EQSponsor website for more detailed information):

o   Forms download;

o   Contribution upload/download;

o   Address changes;


o   Disclosure brochure;

o   Administration manual;


o   Enrollment; and

o   Performance information.

TOPS, EQAccess and EQSponsor are normally available seven days a week, 24 hours a day. However, on a day that AXA Equitable is not open for business, any request will be processed on the next business day. Any transfer requests that are received prior to 4:00 p.m. Eastern Time (or if the New York Stock Exchange closes earlier, such earlier time) will be processed as of the close of business on the date the request is made and any transfer request received after 4:00 p.m. Eastern Time will be made effective as of the close of business on the next business day following the request.


o To use TOPS call toll free, 1-800-821-7777. To use EQAccess visit us at our website at www.axaonline.com and click on EQ Access or to use EQSponsor visit our website at www.axa-equitable.com and click on EQSponsor. Of course, for reasons beyond our control, these services may sometimes be unavailable.


We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers communicated by telephone or the Internet. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable following telephone or Internet instructions we reasonably believe to be genuine. We reserve the right to terminate or modify any telephone or automated transfer/ withdrawal service we provide upon 90 days' written notice.

We reserve the right to limit access to these services if we determine that you are engaged in disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money

                                                        Who is AXA Equitable?  7
among investment options" later in this prospectus).

--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
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You may also use our toll free number (1-800-528-0204) to speak with one of our customer service representatives. Our customer service representatives are available on each business day from Monday through Thursday, 8:30 a.m. until 7:00 p.m., and until 5:00 p.m. on Friday, Eastern Time.

Hearing or speech-impaired clients may obtain information regarding MOMENTUM PLUS(SM) contracts by dialing, toll-free, the AT&T national relay number 800-855-2880. This service enables clients with a telecommunications device for the deaf ("TDD") to have their message or questions relayed to our customer service department between the hours of 8:30 a.m. until 7:00 p.m. Eastern Time Monday through Thursday and 8:30 a.m. until 5 p.m. Eastern Time on Fridays by AT&T personnel, who will communicate our reply back to them via the TDD.


WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE WHICH SHOULD BE AVAILABLE THROUGH YOUR EMPLOYER OR PLAN
TRUSTEE:

(1) address changes (can be done online at our website, as well);

(2) change of investment allocations (can be done online at our website, as well);

(3) transfers among investment options (can be done online at our website, as well);

(4) asset (retirement account value) rebalancing;

(5) loan application;

(6) all partial and full withdrawal requests.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1) asset (retirement account value) rebalancing;

(2) the date annuity payments are to begin; and

(3) Systematic withdrawal option.

SIGNATURES:

The proper person to sign forms, notices and requests is normally the participant and employer or plan trustee.

8  Who is AXA Equitable?

MOMENTUM PLUS(SM) contract at a glance -- key features


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Professional           MOMENTUM PLUS'(SM) variable investment options invest in different portfolios managed by professional
investment             investment advisers.
management
                       ------------------------------------------------------------------------------------------------------------
Guaranteed interest    o   Principal and interest guarantees
option
                       o   Interest rates set periodically
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Tax advantages         o   On earnings inside the contract              No tax until you make withdrawals under the Plan.

                       o   On transfers inside the contract             No tax on transfers among investment options.
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                       Because you are purchasing or contributing to an annuity contract to fund a retirement plan qualified under
                       Section 401 of the Internal Revenue Code ("Code"), you should be aware that the contract meets Code qualification requirements but does not provide tax deferral benefits beyond those already provided by the
                       Code. You should consider whether the contract's features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of the contract with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" later in this prospectus for your specific type of retirement arrangement.)
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Access to your money   o   Partial withdrawals

                       o   Automatic minimum withdrawal option (required minimum distributions)

                       o   Plan loans

                       o   Full withdrawal
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                       You may incur a withdrawal charge and/or a market value adjustment for certain withdrawals. You may also incur income tax and a penalty tax.
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                       Depending on the terms of the employer's plan, not all features are available and access to amounts attributable to participant plan account values may be limited.
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Payout options         o   Fixed annuity payout options

                       o   Variable Immediate Annuity payout options (as described in a separate prospectus for that option)
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Additional features    o   Automatic transfer options

                       o   Asset (Retirement account value) rebalancing

                       o   No charge on transfers among investment options

                       o   Waiver of withdrawal charges for benefit distributions
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Services we provide    o   Two plan recordkeeping options

                       o   Educational materials and seminars to assist retirement planning needs of plan participants
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                        MOMENTUM PLUS(SM) contract at a glance -- key features 9

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Fees and charges     o   We deduct a daily charge at a maximum effective annual rate of 1.35% of assets invested in variable investment options for expense charges and mortality and expense risks.

                     o   Administrative charge: Generally $30 annually per participant

                     o   Plan loan charges: $25 set-up fee deducted from the requesting participant's retirement account value;
                         $6 quarterly recordkeeping fee while a loan is active, deducted from the requesting participant's retirement account value.

                     o   Plan recordkeeping services (billed to employer): $300 annually for basic recordkeeping option;
                         Additional fees for full-service recordkeeping option.

                     o   Withdrawal charge:

                             Not to exceed 6% of the amount withdrawn, or 8.5% of contributions made on behalf of the participant, whichever is less. There is no withdrawal charge after the employer's plan has participated in the contract for five years based on the contract date. The "contract date" means the date as of which the first contribution is received under the MOMENTUM PLUS(SM) contract with respect to the plan. This charge does not generally apply if a participant withdraws amounts due to retirement or separation from service. There are other important exceptions and limitations that may eliminate or reduce the withdrawal charge. They are discussed under "Charges and expenses" later in this prospectus.

                     o   We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in a participant's state. This charge is generally deducted from the amount applied to an annuity payout option.

                     o   We deduct an administrative fee of up to $350 from amounts applied to a Variable Immediate Annuity payout option. This option is described in a separate prospectus that is available from your financial professional.

                     o   Annual expenses of each Trust's portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. Please see "Fee table" later in this prospectus for details.

                     o   No sales charge deducted when contributions are made.
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The above is not a complete description of all material provisions of the contract. In some cases restrictions or exceptions apply. Maximum expense limitations apply to certain variable investment options and rights are reserved to change or waive certain charges within specified limits. Also, all features of the contract are not necessarily available in all states or at certain ages.

For more detailed information we urge you to read the contents of this prospectus, as well as the MOMENTUM PLUS(SM) contract. Please feel free to speak with AXA Advisors, LLC's financial professional, or call us to discuss any questions.

If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" later in this prospectus for additional information.

OTHER CONTRACTS

We offer plan sponsors a variety of variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those offered by this prospectus. Upon request, AXA Advisors, LLC's financial professional can show you information regarding other AXA Equitable annuity contracts.

10 MOMENTUM PLUS(SM) contract at a glance -- key features

Fee table

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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase a Variable Immediate Annuity payout option or make certain transfers. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

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 Charges we deduct from your retirement account value at the time you request certain transactions
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Sales load on purchases                                                  None
Transfer fees                                                            None

Maximum withdrawal charge (deducted when your contract is                The lesser of 6% of amount withdrawn or 8.5% of vested
surrendered or certain withdrawals are made)(1)                          contributions made by or on behalf of a participant

Charge if you elect a Variable Immediate Annuity payout                  $350
option (which is described in a separate prospectus for that option)

Plan loan charges(2)                                                     $25 current when loan is made + $6 per quarter

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying trust portfolio fees and expenses.


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 Charges we deduct periodically from your retirement account value
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Quarterly administrative charge(3)                                       $7.50 Per Participant maximum

Annual basic recordkeeping charge(4)                                     $300 Per Plan

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 Charges we deduct from your variable investment options
 expressed as an annual percentage of daily net assets
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Separate account annual expenses:
Mortality and expense risk(5)                                            1.10%
Other expenses                                                           0.25%
                                                                         -----
Total Separate Account A annual expenses(6)                              1.35%
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You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.




-------------------------------------------------------------------------------
 Portfolio operating expenses expressed as an annual percentage of daily net assets
-------------------------------------------------------------------------------

Total Annual Portfolio Operating Expenses for            Lowest      Highest
2006 (expenses that are deducted from                    ------      -------
portfolio assets including management fees,              0.38%       11.36%
12b-1 fees, service fees, and/or other expenses(7)



This table shows the fees and expenses for 2006 as an annual percentage of each portfolio's daily average net assets.

----------------------------------------------------------------------------------------------------------------------
                                                                     Acquired       Total
                                                                    Fund Fees      Annual       Fee        Net Total
                                                                       and        Expenses    Waivers       Annual
                                                                     Expenses     (Before     and/or       Expenses
                                  Manage-                          (Underlying    Expense     Expense       (After
                                   ment       12b-1      Other        Portfo-      Limita-   Reimburse-     Expense
 Portfolio Name                   Fees(8)    Fees(9)  Expenses(10)   lios)(11)     tions)     ments(12)   Limitations)
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust:
----------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation          0.10%      0.25%      0.18%          0.91%       1.44%     (0.18)%        1.26%
AXA Conservative Allocation        0.10%      0.25%      0.22%          0.67%       1.24%     (0.22)%        1.02%
AXA Conservative-Plus Allocation   0.10%      0.25%      0.18%          0.72%       1.25%     (0.18)%        1.07%
AXA Moderate Allocation            0.10%        --       0.17%          0.78%       1.05%     (0.17)%        0.88%
AXA Moderate-Plus Allocation       0.10%      0.25%      0.17%          0.85%       1.37%     (0.17)%        1.20%
----------------------------------------------------------------------------------------------------------------------


                                                                    Fee table 11

--------------------------------------------------------------------------------------------------
                                                            Manage-
                                                             ment          12b-1        Other
 Portfolio Name                                             Fees(8)       Fees(9)     Expenses(10)
--------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity*                              0.61%           --          0.19%
Multimanager Core Bond*                                      0.59%         0.25%         0.18%
Multimanager Health Care*                                    1.20%         0.25%         0.23%
Multimanager High Yield*                                     0.58%           --          0.18%
Multimanager International Equity*                           1.02%         0.25%         0.26%
Multimanager Large Cap Core Equity*                          0.90%         0.25%         0.20%
Multimanager Large Cap Growth*                               0.90%         0.25%         0.22%
Multimanager Large Cap Value*                                0.88%         0.25%         0.22%
Multimanager Mid Cap Growth*                                 1.10%         0.25%         0.20%
Multimanager Mid Cap Value*                                  1.10%         0.25%         0.21%
Multimanager Technology*                                     1.20%         0.25%         0.23%
Target 2015 Allocation                                       0.10%         0.25%         7.88%
Target 2025 Allocation                                       0.10%         0.25%         7.29%
Target 2035 Allocation                                       0.10%         0.25%         9.56%
Target 2045 Allocation                                       0.10%         0.25%        10.49%
--------------------------------------------------------------------------------------------------
 EQ Advisors Trust:
--------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                            0.47%           --          0.13%
EQ/AllianceBernstein Growth and Income++                     0.56%           --          0.12%
EQ/AllianceBernstein Intermediate Government Securities      0.50%           --          0.14%
EQ/AllianceBernstein International                           0.71%           --          0.20%
EQ/AllianceBernstein Large Cap Growth                        0.90%         0.25%         0.11%
EQ/AllianceBernstein Quality Bond                            0.50%           --          0.14%
EQ/AllianceBernstein Small Cap Growth                        0.74%           --          0.13%
EQ/AllianceBernstein Value++                                 0.60%         0.25%         0.13%
EQ/Ariel Appreciation II                                     0.75%         0.25%         0.51%
EQ/AXA Rosenberg Value Long/Short Equity                     1.40%         0.25%         1.44%
EQ/BlackRock Basic Value Equity*                             0.55%         0.25%         0.14%
EQ/BlackRock International Value*                            0.82%         0.25%         0.21%
EQ/Boston Advisors Equity Income                             0.75%         0.25%         0.15%
EQ/Calvert Socially Responsible                              0.65%         0.25%         0.25%
EQ/Capital Guardian Growth                                   0.65%         0.25%         0.16%
EQ/Capital Guardian International+                           0.83%         0.25%         0.21%
EQ/Capital Guardian Research                                 0.65%         0.25%         0.13%
EQ/Capital Guardian U.S. Equity++                            0.64%         0.25%         0.14%
EQ/Caywood-Scholl High Yield Bond                            0.60%         0.25%         0.18%
EQ/Davis New York Venture                                    0.85%         0.25%         0.74%
EQ/Equity 500 Index                                          0.25%           --          0.13%
EQ/Evergreen International Bond                              0.70%         0.25%         0.23%
EQ/Evergreen Omega                                           0.65%         0.25%         0.21%
EQ/FI Mid Cap                                                0.68%         0.25%         0.15%
EQ/FI Mid Cap Value+                                         0.73%         0.25%         0.13%
EQ/Franklin Small Cap Value                                  0.90%         0.25%         2.00%
EQ/GAMCO Mergers and Acquisitions                            0.90%         0.25%         0.33%
EQ/GAMCO Small Company Value                                 0.78%         0.25%         0.14%
EQ/International Growth                                      0.85%         0.25%         0.35%
EQ/Janus Large Cap Growth++                                  0.90%         0.25%         0.15%
EQ/JPMorgan Core Bond                                        0.44%         0.25%         0.15%
EQ/JPMorgan Value Opportunities                              0.60%         0.25%         0.16%
EQ/Legg Mason Value Equity                                   0.65%         0.25%         0.22%
EQ/Long Term Bond                                            0.43%         0.25%         0.15%
EQ/Lord Abbett Growth and Income                             0.65%         0.25%         0.26%
EQ/Lord Abbett Large Cap Core                                0.65%         0.25%         0.41%
EQ/Lord Abbett Mid Cap Value                                 0.70%         0.25%         0.18%
EQ/Marsico Focus                                             0.85%         0.25%         0.13%
EQ/MFS Emerging Growth Companies+                            0.65%         0.25%         0.15%
EQ/MFS Investors Trust+                                      0.60%         0.25%         0.16%
EQ/Money Market                                              0.33%           --          0.14%

-----------------------------------------------------------------------------------------------------------------------
                                                             Acquired        Total
                                                            Fund Fees       Annual            Fee           Net Total
                                                               and         Expenses         Waivers           Annual
                                                             Expenses       (Before         and/or           Expenses
                                                           (Underlying      Expense         Expense           (After
                                                             Portfo-        Limita-       Reimburse-         Expense
 Portfolio Name                                             lios)(11)       tions)         ments(12)       Limitations)
-----------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity*                                 --            0.80%             --             0.80%
Multimanager Core Bond*                                         --            1.02%          (0.07)%           0.95%
Multimanager Health Care*                                       --            1.68%           0.00%            1.68%
Multimanager High Yield*                                        --            0.76%             --             0.76%
Multimanager International Equity*                              --            1.53%           0.00%            1.53%
Multimanager Large Cap Core Equity*                             --            1.35%           0.00%            1.35%
Multimanager Large Cap Growth*                                  --            1.37%          (0.02)%           1.35%
Multimanager Large Cap Value*                                   --            1.35%           0.00%            1.35%
Multimanager Mid Cap Growth*                                  0.01%           1.56%           0.00%            1.56%
Multimanager Mid Cap Value*                                   0.03%           1.59%           0.00%            1.59%
Multimanager Technology*                                        --            1.68%           0.00%            1.68%
Target 2015 Allocation                                        0.53%           8.76%          (7.63)%           1.13%
Target 2025 Allocation                                        0.52%           8.16%          (7.04)%           1.12%
Target 2035 Allocation                                        0.52%          10.43%          (9.31)%           1.12%
Target 2045 Allocation                                        0.52%          11.36%          (10.24)%          1.12%
-----------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust:
-----------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                               --            0.60%             --             0.60%
EQ/AllianceBernstein Growth and Income++                        --            0.68%             --             0.68%
EQ/AllianceBernstein Intermediate Government Securities         --            0.64%             --             0.64%
EQ/AllianceBernstein International                              --            0.91%          (0.06)%           0.85%
EQ/AllianceBernstein Large Cap Growth                           --            1.26%          (0.21)%           1.05%
EQ/AllianceBernstein Quality Bond                               --            0.64%             --             0.64%
EQ/AllianceBernstein Small Cap Growth                           --            0.87%             --             0.87%
EQ/AllianceBernstein Value++                                    --            0.98%          (0.03)%           0.95%
EQ/Ariel Appreciation II                                        --            1.51%          (0.36)%           1.15%
EQ/AXA Rosenberg Value Long/Short Equity                        --            3.09%          (1.10)%           1.99%
EQ/BlackRock Basic Value Equity*                                --            0.94%           0.00%            0.94%
EQ/BlackRock International Value*                               --            1.28%          (0.03)%           1.25%
EQ/Boston Advisors Equity Income                                --            1.15%          (0.10)%           1.05%
EQ/Calvert Socially Responsible                                 --            1.15%          (0.10)%           1.05%
EQ/Capital Guardian Growth                                      --            1.06%          (0.11)%           0.95%
EQ/Capital Guardian International+                              --            1.29%          (0.09)%           1.20%
EQ/Capital Guardian Research                                    --            1.03%          (0.08)%           0.95%
EQ/Capital Guardian U.S. Equity++                               --            1.03%          (0.08)%           0.95%
EQ/Caywood-Scholl High Yield Bond                               --            1.03%          (0.03)%           1.00%
EQ/Davis New York Venture                                       --            1.84%          (0.54)%           1.30%
EQ/Equity 500 Index                                             --            0.38%             --             0.38%
EQ/Evergreen International Bond                                 --            1.18%          (0.03)%           1.15%
EQ/Evergreen Omega                                              --            1.11%           0.00%            1.11%
EQ/FI Mid Cap                                                   --            1.08%          (0.08)%           1.00%
EQ/FI Mid Cap Value+                                            --            1.11%          (0.01)%           1.10%
EQ/Franklin Small Cap Value                                     --            3.15%          (1.85)%           1.30%
EQ/GAMCO Mergers and Acquisitions                               --            1.48%          (0.03)%           1.45%
EQ/GAMCO Small Company Value                                    --            1.17%           0.00%            1.17%
EQ/International Growth                                         --            1.45%           0.00%            1.45%
EQ/Janus Large Cap Growth++                                     --            1.30%          (0.15)%           1.15%
EQ/JPMorgan Core Bond                                           --            0.84%           0.00%            0.84%
EQ/JPMorgan Value Opportunities                                 --            1.01%          (0.06)%           0.95%
EQ/Legg Mason Value Equity                                      --            1.12%          (0.12)%           1.00%
EQ/Long Term Bond                                               --            0.83%           0.00%            0.83%
EQ/Lord Abbett Growth and Income                                --            1.16%          (0.16)%           1.00%
EQ/Lord Abbett Large Cap Core                                   --            1.31%          (0.31)%           1.00%
EQ/Lord Abbett Mid Cap Value                                    --            1.13%          (0.08)%           1.05%
EQ/Marsico Focus                                                --            1.23%          (0.08)%           1.15%
EQ/MFS Emerging Growth Companies+                               --            1.05%             --             1.05%
EQ/MFS Investors Trust+                                         --            1.01%          (0.06)%           0.95%
EQ/Money Market                                                 --            0.47%             --             0.47%
-----------------------------------------------------------------------------------------------------------------------


12 Fee table

--------------------------------------------------------------------------------------------------------------------------------
                                                                                Acquired     Total
                                                                               Fund Fees     Annual       Fee        Net Total
                                                                                  and       Expenses     Waivers       Annual
                                                                                Expenses     (Before     and/or       Expenses
                                           Manage-                            (Underlying    Expense     Expense       (After
                                            ment      12b-1       Other        Portfo-      Limita-   Reimburse-     Expense
 Portfolio Name                            Fees(8)   Fees(9)   Expenses(10)    lios)(11)     tions)     ments(12)   Limitations)
--------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth                 0.75%      0.25%      0.16%            --         1.16%      (0.01)%       1.15%
EQ/Oppenheimer Main Street Opportunity      0.85%      0.25%      1.58%            --         2.68%      (1.38)%       1.30%
EQ/Oppenheimer Main Street Small Cap        0.90%      0.25%      1.48%            --         2.63%      (1.33)%       1.30%
EQ/PIMCO Real Return                        0.55%      0.25%      0.18%            --         0.98%      (0.08)%       0.90%
EQ/Short Duration Bond                      0.43%      0.25%      0.14%            --         0.82%       0.00%        0.82%
EQ/Small Cap Value+                         0.73%      0.25%      0.15%            --         1.13%      (0.03)%       1.10%
EQ/Small Company Growth+                    1.00%      0.25%      0.17%            --         1.42%      (0.12)%       1.30%
EQ/Small Company Index                      0.25%      0.25%      0.16%          0.01%        0.67%       0.00%        0.67%
EQ/TCW Equity++                             0.80%      0.25%      0.16%            --         1.21%      (0.06)%       1.15%
EQ/UBS Growth and Income                    0.75%      0.25%      0.17%            --         1.17%      (0.12)%       1.05%
EQ/Van Kampen Comstock                      0.65%      0.25%      0.19%            --         1.09%      (0.09)%       1.00%
EQ/Van Kampen Emerging Markets Equity       1.12%      0.25%      0.40%            --         1.77%       0.00%        1.77%
EQ/Van Kampen Mid Cap Growth                0.70%      0.25%      0.23%            --         1.18%      (0.13)%       1.05%
EQ/Wells Fargo Montgomery Small Cap++       0.85%      0.25%      0.41%            --         1.51%      (0.21)%       1.30%
--------------------------------------------------------------------------------------------------------------------------------
 The Universal Institutional Funds, Inc.:
--------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class II++              0.74%      0.35%      0.27%            --         1.36%      (0.10)%       1.26%
--------------------------------------------------------------------------------------------------------------------------------



* This is the investment option's new name effective on or about May 29, 2007, subject to regulatory approval. Please see "Portfolios of the Trusts" in "Contract features and benefits " later in this prospectus for the investment option's former name.

+ This investment option's name, investment objective and sub-adviser(s) will change on or about May 29, 2007, subject to regulatory approval. See the supplement included with this prospectus for more information.

++ Please see the supplement included with this prospectus regarding the planned substitution or merger of this portfolio, subject to regulatory approval.

Notes:

(1) Important exceptions and limitations may eliminate or reduce the withdrawal charge.

(2) This charge is assessed on a per plan participant basis. Your employer may elect to pay these charges and we reserve the right to increase them.

(3) The administrative charge is currently $7.50 per quarter or, if less, 0.50% of a participant's retirement account value plus the amount of any active loan. Your employer may elect to pay this charge. Exceptions apply to certain contracts where the participant's retirement account value is $25,000 or more (see "Quarterly administrative charge" in "Charges and expenses" later in this prospectus). We reserve the right to waive or increase this charge upon 90 days written notice to the employer or plan trustee.

(4) We will bill this charge directly to your employer if the employer elects the basic plan recordkeeping option for plans with 10 or more participants. We charge a fee of $25 per check drawn if the employer elects to have us distribute plan benefits and withdrawals. We reserve the right to waive in certain cases or increase these charges upon 90 days' written notice to the employer or plan trustee.

(5) A portion of this charge is for providing the death benefit.

(6) The total Separate Account A annual expenses of the variable investment options are guaranteed not to exceed an annual rate of 1.35% of the value of the assets held in the variable investment options for the contract. We may lower these charges for particular plans to an annual rate of no less than 0.80% if the participation of the plan in the contract results in savings of sales or administrative expenses.

(7) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2006 and for the underlying portfolios.


(8) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnote (12) for any expense limitation agreement information.

(9) Portfolio shares are subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts. A "--" indicates that there is no Rule 12b-1 Plan in place for the Portfolio shown.

(10) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (12) for any expense limitation agreement information.


(11) Each of these variable investment options invests in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("underlying portfolios"). Amounts shown reflect each portfolio's pro rata share of the fees and expenses of the underlying portfolio(s) in which it invests. The fees and expenses are based on the respective weighted investment allocation as of 12/31/06. A "--" indicates that the listed portfolio does not invest in underlying portfolios.



(12) The amounts shown reflect any fee waivers and/or expense reimbursements that apply to each portfolio. A"-" indicates that there is no expense limitation in effect, and "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain portfolios, which are effective through April 30, 2008. Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits such portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the portfolio invests and extraordinary expenses) to not more than specified amounts. Therefore, each portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," is the manager of The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio -- Class II, and has voluntarily agreed to reduce its management fee and/or reimburse the portfolio so that total annual operating expenses of the portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. Additionally, the distributor of The Universal Institutional Funds, Inc. has agreed to waive a portion of the 12b-1 fee for Class II shares. Van Kampen and/or the fund's distributor reserves the right to terminate any waiver and/or reimbursement at any time without notice. See the prospectuses for each applicable underlying trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:


                                                                    Fee table 13

   ---------------------------------------------------------
   Portfolio Name
   ---------------------------------------------------------
   Multimanager Aggressive Equity                      0.78%
   ---------------------------------------------------------
   Multimanager Health Care                            1.63%
   ---------------------------------------------------------
   Multimanager International Equity                   1.52%
   ---------------------------------------------------------
   Multimanager Large Cap Core Equity                  1.33%
   ---------------------------------------------------------
   Multimanager Large Cap Growth                       1.33%
   ---------------------------------------------------------
   Multimanager Large Cap Value                        1.31%
   ---------------------------------------------------------
   Multimanager Mid Cap Growth                         1.52%
   ---------------------------------------------------------
   Multimanager Mid Cap Value                          1.58%
   ---------------------------------------------------------
   Multimanager Technology                             1.64%
   ---------------------------------------------------------
   EQ/AllianceBernstein Common Stock                   0.58%
   ---------------------------------------------------------
   EQ/AllianceBernstein Growth and Income              0.67%
   ---------------------------------------------------------
   EQ/AllianceBernstein Large Cap Growth               1.03%
   ---------------------------------------------------------
   EQ/AllianceBernstein Small Cap Growth               0.86%
   ---------------------------------------------------------
   EQ/AllianceBernstein Value                          0.94%
   ---------------------------------------------------------
   EQ/Ariel Appreciation II                            1.01%
   ---------------------------------------------------------
   EQ/BlackRock Basic Value Equity                     0.93%
   ---------------------------------------------------------
   EQ/Capital Guardian Growth                          0.94%
   ---------------------------------------------------------
   EQ/Capital Guardian Research                        0.94%
   ---------------------------------------------------------
   EQ/Capital Guardian U.S. Equity                     0.94%
   ---------------------------------------------------------
   EQ/Davis New York Venture                           1.27%
   ---------------------------------------------------------
   EQ/Evergreen Omega                                  1.05%
   ---------------------------------------------------------
   EQ/FI Mid Cap                                       0.97%
   ---------------------------------------------------------
   EQ/FI Mid Cap Value                                 1.09%
   ---------------------------------------------------------
   EQ/GAMCO Mergers and Acquisitions                   1.37%
   ---------------------------------------------------------
   EQ/GAMCO Small Company Value                        1.16%
   ---------------------------------------------------------
   EQ/Janus Large Cap Growth                           1.14%
   ---------------------------------------------------------
   EQ/Legg Mason Value Equity                          0.97%
   ---------------------------------------------------------
   EQ/Lord Abbett Growth and Income                    0.99%
   ---------------------------------------------------------
   EQ/Lord Abbett Large Cap Core                       0.99%
   ---------------------------------------------------------
   EQ/Marsico Focus                                    1.14%
   ---------------------------------------------------------
   EQ/MFS Emerging Growth Companies                    1.03%
   ---------------------------------------------------------
   EQ/MFS Investors Trust                              0.94%
   ---------------------------------------------------------
   EQ/Montag & Caldwell Growth                         1.13%
   ---------------------------------------------------------
   EQ/Small Cap Value                                  1.02%
   ---------------------------------------------------------
   EQ/UBS Growth and Income                            1.03%
   ---------------------------------------------------------
   EQ/Van Kampen Comstock                              0.99%
   ---------------------------------------------------------
   EQ/Van Kampen Emerging Markets Equity               1.75%
   ---------------------------------------------------------
   EQ/Van Kampen Mid Cap Growth                        1.01%
   ---------------------------------------------------------
   EQ/Wells Fargo Montgomery Small Cap                 1.20%
   ---------------------------------------------------------


EXAMPLES

These examples are intended to help you compare the cost of investing in the Momentum Plus(SM) contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.


The examples below show the expenses (which expenses are directly reflected in the participant's retirement account value) that a hypothetical contract owner would pay in the situations illustrated. The examples use a quarterly administrative charge based on the charges paid in 2006 , which results in an estimated annual administrative charge of 0.0973% of contract value. (Actual administrative charges may be less if you, as employer, are billed directly for the quarterly administrative charge or if we do not deduct the quarterly administrative charge.) The examples do not reflect the $300 annual charge for basic recordkeeping services, which we bill directly to the employer except for plans with 10 or fewer participants.


The guaranteed interest option is not covered by the fee table and examples. However, the quarterly administrative charge, the withdrawal charge, the plan loan charge, and the charge if you elect a Variable Immediate Annuity payout option, do apply to the guaranteed interest option. A market value adjustment (up or down) to amounts held in the guaranteed interest option may apply as a result of contract termination under certain circumstances.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the certificate for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" later in this

14 Fee table
prospectus; (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; and (iii) there is no waiver of the withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                    Fee table 15

MOMENTUM PLUS(SM)



------------------------------------------------------------------------------------------------------
                                                           If you surrender your contract at the end
                                                                            of the
                                                                    applicable time period
                                                          --------------------------------------------
                                                            1 year    3 years    5 years    10 years
------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                  $  915     $1,563     $2,237      $3,312
AXA Conservative Allocation                                $  895     $1,504     $2,141      $3,112
AXA Conservative-Plus Allocation                           $  896     $1,507     $2,146      $3,122
AXA Moderate Allocation                                    $  876     $1,449     $2,049      $2,919
AXA Moderate-Plus Allocation                               $  908     $1,542     $2,203      $3,243
Multimanager Aggressive Equity*                            $  852     $1,375     $1,926      $2,658
Multimanager Core Bond*                                    $  873     $1,440     $2,034      $2,888
Multimanager Health Care*                                  $  938     $1,633     $2,351      $3,546
Multimanager High Yield*                                   $  848     $1,363     $1,907      $2,616
Multimanager International Equity*                         $  924     $1,589     $2,280      $3,401
Multimanager Large Cap Core Equity*                        $  906     $1,537     $2,194      $3,223
Multimanager Large Cap Growth*                             $  908     $1,542     $2,203      $3,243
Multimanager Large Cap Value*                              $  906     $1,537     $2,194      $3,223
Multimanager Mid Cap Growth*                               $  927     $1,598     $2,294      $3,430
Multimanager Mid Cap Value*                                $  929     $1,607     $2,308      $3,459
Multimanager Technology*                                   $  938     $1,633     $2,351      $3,546
Target 2015 Allocation                                     $1,636     $3,535     $5,224      $8,337
Target 2025 Allocation                                     $1,577     $3,386     $5,015      $8,061
Target 2035 Allocation                                     $1,801     $3,941     $5,774      $9,009
Target 2045 Allocation                                     $1,893     $4,161     $6,062      $9,329
------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                          $  832     $1,316     $1,827      $2,445
EQ/AllianceBernstein Growth and Income++                   $  840     $1,339     $1,867      $2,531
EQ/AllianceBernstein Intermediate Government Securities    $  836     $1,328     $1,847      $2,488
EQ/AllianceBernstein International                         $  862     $1,407     $1,980      $2,774
EQ/AllianceBernstein Large Cap Growth                      $  897     $1,510     $2,150      $3,133
EQ/AllianceBernstein Quality Bond                          $  836     $1,328     $1,847      $2,488
EQ/AllianceBernstein Small Cap Growth                      $  859     $1,396     $1,961      $2,732
EQ/AllianceBernstein Value++                               $  869     $1,428     $2,014      $2,847
EQ/Ariel Appreciation II                                   $  922     $1,583     $2,270      $3,381
EQ/AXA Rosenberg Value Long/Short Equity                   $1,077     $2,036     $2,999      $4,811
EQ/BlackRock Basic Value Equity*                           $  865     $1,416     $1,995      $2,805
EQ/BlackRock International Value*                          $  899     $1,516     $2,160      $3,153
EQ/Boston Advisors Equity Income                           $  886     $1,478     $2,097      $3,021
EQ/Calvert Socially Responsible                            $  886     $1,478     $2,097      $3,021
EQ/Capital Guardian Growth                                 $  877     $1,452     $2,053      $2,929
EQ/Capital Guardian International+                         $  900     $1,519     $2,165      $3,163
EQ/Capital Guardian Research                               $  874     $1,443     $2,039      $2,898
EQ/Capital Guardian U.S. Equity++                          $  874     $1,443     $2,039      $2,898
EQ/Caywood-Scholl High Yield Bond                          $  874     $1,443     $2,039      $2,898
EQ/Davis New York Venture                                  $  954     $1,679     $2,427      $3,699
EQ/Equity 500 Index                                        $  810     $1,250     $1,718      $2,206
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
                                                               If you annuitize at the end of the
                                                          applicable time period and select a non-life
                                                            contingent period certain annuity option
                                                          --------------------------------------------
                                                            1 year    3 years    5 years    10 years
------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                  $  915      $1,563     $2,237     $3,312
AXA Conservative Allocation                                $  895      $1,504     $2,141     $3,112
AXA Conservative-Plus Allocation                           $  896      $1,507     $2,146     $3,122
AXA Moderate Allocation                                    $  876      $1,449     $2,049     $2,919
AXA Moderate-Plus Allocation                               $  908      $1,542     $2,203     $3,243
Multimanager Aggressive Equity*                            $  852      $1,375     $1,926     $2,658
Multimanager Core Bond*                                    $  873      $1,440     $2,034     $2,888
Multimanager Health Care*                                  $  938      $1,633     $2,351     $3,546
Multimanager High Yield*                                   $  848      $1,363     $1,907     $2,616
Multimanager International Equity*                         $  924      $1,589     $2,280     $3,401
Multimanager Large Cap Core Equity*                        $  906      $1,537     $2,194     $3,223
Multimanager Large Cap Growth*                             $  908      $1,542     $2,203     $3,243
Multimanager Large Cap Value*                              $  906      $1,537     $2,194     $3,223
Multimanager Mid Cap Growth*                               $  927      $1,598     $2,294     $3,430
Multimanager Mid Cap Value*                                $  929      $1,607     $2,308     $3,459
Multimanager Technology*                                   $  938      $1,633     $2,351     $3,546
Target 2015 Allocation                                     $1,636      $3,535     $5,224     $8,337
Target 2025 Allocation                                     $1,577      $3,386     $5,015     $8,061
Target 2035 Allocation                                     $1,801      $3,941     $5,774     $9,009
Target 2045 Allocation                                     $1,893      $4,161     $6,062     $9,329
------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                          $  832      $1,316     $1,827     $2,445
EQ/AllianceBernstein Growth and Income++                   $  840      $1,339     $1,867     $2,531
EQ/AllianceBernstein Intermediate Government Securities    $  836      $1,328     $1,847     $2,488
EQ/AllianceBernstein International                         $  862      $1,407     $1,980     $2,774
EQ/AllianceBernstein Large Cap Growth                      $  897      $1,510     $2,150     $3,133
EQ/AllianceBernstein Quality Bond                          $  836      $1,328     $1,847     $2,488
EQ/AllianceBernstein Small Cap Growth                      $  859      $1,396     $1,961     $2,732
EQ/AllianceBernstein Value++                               $  869      $1,428     $2,014     $2,847
EQ/Ariel Appreciation II                                   $  922      $1,583     $2,270     $3,381
EQ/AXA Rosenberg Value Long/Short Equity                   $1,077      $2,036     $2,999     $4,811
EQ/BlackRock Basic Value Equity*                           $  865      $1,416     $1,995     $2,805
EQ/BlackRock International Value*                          $  899      $1,516     $2,160     $3,153
EQ/Boston Advisors Equity Income                           $  886      $1,478     $2,097     $3,021
EQ/Calvert Socially Responsible                            $  886      $1,478     $2,097     $3,021
EQ/Capital Guardian Growth                                 $  877      $1,452     $2,053     $2,929
EQ/Capital Guardian International+                         $  900      $1,519     $2,165     $3,163
EQ/Capital Guardian Research                               $  874      $1,443     $2,039     $2,898
EQ/Capital Guardian U.S. Equity++                          $  874      $1,443     $2,039     $2,898
EQ/Caywood-Scholl High Yield Bond                          $  874      $1,443     $2,039     $2,898
EQ/Davis New York Venture                                  $  954      $1,679     $2,427     $3,699
EQ/Equity 500 Index                                        $  810      $1,250     $1,718     $2,206
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
                                                            If you do not surrender your contract at
                                                             the end of the applicable time period
                                                          --------------------------------------------
                                                            1 year    3 years    5 years    10 years
------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                  $  303     $  927     $1,575      $3,312
AXA Conservative Allocation                                $  282     $  864     $1,472      $3,112
AXA Conservative-Plus Allocation                           $  283     $  867     $1,478      $3,122
AXA Moderate Allocation                                    $  262     $  805     $1,374      $2,919
AXA Moderate-Plus Allocation                               $  296     $  905     $1,539      $3,243
Multimanager Aggressive Equity*                            $  236     $  726     $1,243      $2,658
Multimanager Core Bond*                                    $  259     $  795     $1,358      $2,888
Multimanager Health Care*                                  $  328     $1,001     $1,698      $3,546
Multimanager High Yield*                                   $  232     $  713     $1,222      $2,616
Multimanager International Equity*                         $  312     $  955     $1,621      $3,401
Multimanager Large Cap Core Equity*                        $  293     $  899     $1,529      $3,223
Multimanager Large Cap Growth*                             $  296     $  905     $1,539      $3,243
Multimanager Large Cap Value*                              $  293     $  899     $1,529      $3,223
Multimanager Mid Cap Growth*                               $  315     $  964     $1,637      $3,430
Multimanager Mid Cap Value*                                $  319     $  973     $1,652      $3,459
Multimanager Technology*                                   $  328     $1,001     $1,698      $3,546
Target 2015 Allocation                                     $1,071     $3,032     $4,776      $8,337
Target 2025 Allocation                                     $1,008     $2,872     $4,553      $8,061
Target 2035 Allocation                                     $1,246     $3,466     $5,367      $9,009
Target 2045 Allocation                                     $1,343     $3,700     $5,676      $9,329
------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                          $  215     $  663     $1,137      $2,445
EQ/AllianceBernstein Growth and Income++                   $  223     $  688     $1,179      $2,531
EQ/AllianceBernstein Intermediate Government Securities    $  219     $  676     $1,158      $2,488
EQ/AllianceBernstein International                         $  247     $  761     $1,301      $2,774
EQ/AllianceBernstein Large Cap Growth                      $  284     $  871     $1,483      $3,133
EQ/AllianceBernstein Quality Bond                          $  219     $  676     $1,158      $2,488
EQ/AllianceBernstein Small Cap Growth                      $  243     $  748     $1,280      $2,732
EQ/AllianceBernstein Value++                               $  255     $  783     $1,337      $2,847
EQ/Ariel Appreciation II                                   $  310     $  948     $1,611      $3,381
EQ/AXA Rosenberg Value Long/Short Equity                   $  476     $1,431     $2,391      $4,811
EQ/BlackRock Basic Value Equity*                           $  250     $  770     $1,316      $2,805
EQ/BlackRock International Value*                          $  286     $  877     $1,493      $3,153
EQ/Boston Advisors Equity Income                           $  272     $  836     $1,426      $3,021
EQ/Calvert Socially Responsible                            $  272     $  836     $1,426      $3,021
EQ/Capital Guardian Growth                                 $  263     $  808     $1,379      $2,929
EQ/Capital Guardian International+                         $  287     $  880     $1,498      $3,163
EQ/Capital Guardian Research                               $  260     $  798     $1,363      $2,898
EQ/Capital Guardian U.S. Equity++                          $  260     $  798     $1,363      $2,898
EQ/Caywood-Scholl High Yield Bond                          $  260     $  798     $1,363      $2,898
EQ/Davis New York Venture                                  $  345     $1,051     $1,779      $3,699
EQ/Equity 500 Index                                        $  192     $  593     $1,019      $2,206
------------------------------------------------------------------------------------------------------


16 Fee table

------------------------------------------------------------------------------------------------------
                                                           If you surrender your contract at the end
                                                                            of the
                                                                    applicable time period
                                                          --------------------------------------------
                                                            1 year    3 years    5 years    10 years
------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond                            $  889     $1,487     $2,112      $3,052
EQ/Evergreen Omega                                         $  882     $1,466     $2,078      $2,980
EQ/FI Mid Cap                                              $  879     $1,457     $2,063      $2,950
EQ/FI Mid Cap Value+                                       $  882     $1,466     $2,078      $2,980
EQ/Franklin Small Cap Value                                $1,083     $2,053     $3,025      $4,861
EQ/GAMCO Mergers and Acquisitions                          $  919     $1,575     $2,256      $3,352
EQ/GAMCO Small Company Value                               $  888     $1,484     $2,107      $3,042
EQ/International Growth                                    $  916     $1,566     $2,242      $3,322
EQ/Janus Large Cap Growth++                                $  901     $1,522     $2,170      $3,173
EQ/JPMorgan Core Bond                                      $  856     $1,387     $1,946      $2,701
EQ/JPMorgan Value Opportunities                            $  872     $1,437     $2,029      $2,878
EQ/Legg Mason Value Equity                                 $  883     $1,469     $2,083      $2,991
EQ/Long Term Bond                                          $  855     $1,384     $1,941      $2,690
EQ/Lord Abbett Growth and Income                           $  887     $1,481     $2,102      $3,031
EQ/Lord Abbett Large Cap Core                              $  902     $1,525     $2,174      $3,183
EQ/Lord Abbett Mid Cap Value                               $  884     $1,472     $2,087      $3,001
EQ/Marsico Focus                                           $  894     $1,501     $2,136      $3,102
EQ/MFS Emerging Growth Companies+                          $  876     $1,449     $2,049      $2,919
EQ/MFS Investors Trust+                                    $  872     $1,437     $2,029      $2,878
EQ/Money Market                                            $  819     $1,277     $1,763      $2,305
EQ/Montag & Caldwell Growth                                $  887     $1,481     $2,102      $3,031
EQ/Oppenheimer Main Street Opportunity                     $1,037     $1,920     $2,814      $4,463
EQ/Oppenheimer Main Street Small Cap                       $1,032     $1,906     $2,792      $4,419
EQ/PIMCO Real Return                                       $  869     $1,428     $2,014      $2,847
EQ/Short Duration Bond                                     $  854     $1,381     $1,936      $2,680
EQ/Small Cap Value+                                        $  884     $1,472     $2,087      $3,001
EQ/Small Company Growth+                                   $  913     $1,557     $2,227      $3,292
EQ/Small Company Index                                     $  839     $1,336     $1,862      $2,520
EQ/TCW Equity++                                            $  892     $1,496     $2,126      $3,082
EQ/UBS Growth and Income                                   $  888     $1,484     $2,107      $3,042
EQ/Van Kampen Comstock                                     $  880     $1,460     $2,068      $2,960
EQ/Van Kampen Emerging Markets Equity                      $  947     $1,659     $2,394      $3,633
EQ/Van Kampen Mid Cap Growth                               $  889     $1,487     $2,112      $3,052
EQ/Wells Fargo Montgomery Small Cap++                      $  922     $1,583     $2,270      $3,381
------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
------------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class II++                             $  907     $1,540     $2,198      $3,233
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
                                                               If you annuitize at the end of the
                                                          applicable time period and select a non-life
                                                            contingent period certain annuity option
                                                          --------------------------------------------
                                                            1 year    3 years    5 years    10 years
------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond                            $  889     $1,487     $2,112      $3,052
EQ/Evergreen Omega                                         $  882     $1,466     $2,078      $2,980
EQ/FI Mid Cap                                              $  879     $1,457     $2,063      $2,950
EQ/FI Mid Cap Value+                                       $  882     $1,466     $2,078      $2,980
EQ/Franklin Small Cap Value                                $1,083     $2,053     $3,025      $4,861
EQ/GAMCO Mergers and Acquisitions                          $  919     $1,575     $2,256      $3,352
EQ/GAMCO Small Company Value                               $  888     $1,484     $2,107      $3,042
EQ/International Growth                                    $  916     $1,566     $2,242      $3,322
EQ/Janus Large Cap Growth++                                $  901     $1,522     $2,170      $3,173
EQ/JPMorgan Core Bond                                      $  856     $1,387     $1,946      $2,701
EQ/JPMorgan Value Opportunities                            $  872     $1,437     $2,029      $2,878
EQ/Legg Mason Value Equity                                 $  883     $1,469     $2,083      $2,991
EQ/Long Term Bond                                          $  855     $1,384     $1,941      $2,690
EQ/Lord Abbett Growth and Income                           $  887     $1,481     $2,102      $3,031
EQ/Lord Abbett Large Cap Core                              $  902     $1,525     $2,174      $3,183
EQ/Lord Abbett Mid Cap Value                               $  884     $1,472     $2,087      $3,001
EQ/Marsico Focus                                           $  894     $1,501     $2,136      $3,102
EQ/MFS Emerging Growth Companies+                          $  876     $1,449     $2,049      $2,919
EQ/MFS Investors Trust+                                    $  872     $1,437     $2,029      $2,878
EQ/Money Market                                            $  819     $1,277     $1,763      $2,305
EQ/Montag & Caldwell Growth                                $  887     $1,481     $2,102      $3,031
EQ/Oppenheimer Main Street Opportunity                     $1,037     $1,920     $2,814      $4,463
EQ/Oppenheimer Main Street Small Cap                       $1,032     $1,906     $2,792      $4,419
EQ/PIMCO Real Return                                       $  869     $1,428     $2,014      $2,847
EQ/Short Duration Bond                                     $  854     $1,381     $1,936      $2,680
EQ/Small Cap Value+                                        $  884     $1,472     $2,087      $3,001
EQ/Small Company Growth+                                   $  913     $1,557     $2,227      $3,292
EQ/Small Company Index                                     $  839     $1,336     $1,862      $2,520
EQ/TCW Equity++                                            $  892     $1,496     $2,126      $3,082
EQ/UBS Growth and Income                                   $  888     $1,484     $2,107      $3,042
EQ/Van Kampen Comstock                                     $  880     $1,460     $2,068      $2,960
EQ/Van Kampen Emerging Markets Equity                      $  947     $1,659     $2,394      $3,633
EQ/Van Kampen Mid Cap Growth                               $  889     $1,487     $2,112      $3,052
EQ/Wells Fargo Montgomery Small Cap++                      $  922     $1,583     $2,270      $3,381
------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
------------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class II++                             $  907     $1,540     $2,198      $3,233
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
                                                            If you do not surrender your contract at
                                                             the end of the applicable time period
                                                          --------------------------------------------
                                                            1 year    3 years    5 years    10 years
------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond                            $276       $  846     $1,441      $3,052
EQ/Evergreen Omega                                         $268       $  824     $1,405      $2,980
EQ/FI Mid Cap                                              $265       $  814     $1,389      $2,950
EQ/FI Mid Cap Value+                                       $268       $  824     $1,405      $2,980
EQ/Franklin Small Cap Value                                $482       $1,449     $2,420      $4,861
EQ/GAMCO Mergers and Acquisitions                          $307       $  939     $1,596      $3,352
EQ/GAMCO Small Company Value                               $275       $  842     $1,436      $3,042
EQ/International Growth                                    $304       $  930     $1,580      $3,322
EQ/Janus Large Cap Growth++                                $288       $  883     $1,503      $3,173
EQ/JPMorgan Core Bond                                      $240       $  739     $1,264      $2,701
EQ/JPMorgan Value Opportunities                            $258       $  792     $1,353      $2,878
EQ/Legg Mason Value Equity                                 $269       $  827     $1,410      $2,991
EQ/Long Term Bond                                          $239       $  736     $1,258      $2,690
EQ/Lord Abbett Growth and Income                           $274       $  839     $1,431      $3,031
EQ/Lord Abbett Large Cap Core                              $289       $  886     $1,508      $3,183
EQ/Lord Abbett Mid Cap Value                               $270       $  830     $1,415      $3,001
EQ/Marsico Focus                                           $281       $  861     $1,467      $3,102
EQ/MFS Emerging Growth Companies+                          $262       $  805     $1,374      $2,919
EQ/MFS Investors Trust+                                    $258       $  792     $1,353      $2,878
EQ/Money Market                                            $201       $  622     $1,068      $2,305
EQ/Montag & Caldwell Growth                                $274       $  839     $1,431      $3,031
EQ/Oppenheimer Main Street Opportunity                     $433       $1,308     $2,194      $4,463
EQ/Oppenheimer Main Street Small Cap                       $428       $1,292     $2,170      $4,419
EQ/PIMCO Real Return                                       $255       $  783     $1,337      $2,847
EQ/Short Duration Bond                                     $238       $  732     $1,253      $2,680
EQ/Small Cap Value+                                        $270       $  830     $1,415      $3,001
EQ/Small Company Growth+                                   $301       $  920     $1,565      $3,292
EQ/Small Company Index                                     $222       $  685     $1,174      $2,520
EQ/TCW Equity++                                            $279       $  855     $1,457      $3,082
EQ/UBS Growth and Income                                   $275       $  842     $1,436      $3,042
EQ/Van Kampen Comstock                                     $266       $  817     $1,395      $2,960
EQ/Van Kampen Emerging Markets Equity                      $337       $1,029     $1,743      $3,633
EQ/Van Kampen Mid Cap Growth                               $276       $  846     $1,441      $3,052
EQ/Wells Fargo Montgomery Small Cap++                      $310       $  948     $1,611      $3,381
------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
------------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class II++                             $294       $  902     $1,534      $3,233
------------------------------------------------------------------------------------------------------



* This is the investment option's new name effective on or about May 29, 2007, subject to regulatory approval. Please see "Portfolios of the Trusts" in "Contract features and benefits" later in this prospectus for the investment option's former name.

+ This investment option's name, investment objective and sub-adviser(s) will change on or about May 29, 2007, subject to regulatory approval. See the supplement included with this prospectus for more information.

++ Please see the supplement included with this prospectus regarding the planned substitution or merger of this portfolio.



                                                                    Fee table 17

CONDENSED FINANCIAL INFORMATION


Please see the Appendix at the end of this prospectus for the unit values and number of units outstanding as of the periods shown for the variable investment options available as of December 31, 2006.


18 Fee table

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW CONTRIBUTIONS CAN BE MADE

Employers and plan trustees, as applicable, may make contributions at any time by either ACH transfer, wire transfer or check. Participants should not send contributions directly to AXA Equitable. There is no minimum contribution amount, however, we have the right to require a minimum aggregate amount of contributions. All contributions made by check must be drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We do not accept third-party checks endorsed to us except for rollover contributions from a qualified plan, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form. We also have the right to stop accepting contributions upon notice to employers and plan trustees.

An initial contribution must generally be preceded or accompanied by all properly completed forms. Failure to use the proper form, or to complete the form properly, may result in a delay in crediting contributions. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain that information. Employers should send all contributions to AXA Equitable at the processing office. See "How to reach us" earlier in this prospectus.

The contract owner may instruct us to accept a participant's plan investment allocations as the contract allocation with respect to plan assets attributable to a participant's retirement account value. If so instructed, we will allocate contributions under the contract according to the allocation percentages specified on a participant's enrollment form. If we receive an initial contribution before we receive a signed enrollment form or the allocation instructions on the form are incomplete (e.g., do not add up to 100%), we will notify the employer or plan trustee, as applicable, and request corrected instructions.

We will return the contribution to the employer or plan trustee, as applicable, in five business days, if we have not received the signed form or corrected allocation instructions, unless we have obtained the appropriate authorization to continue to hold the contribution.

--------------------------------------------------------------------------------
Generally, our "business day" is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

The investment options available are the variable investment options and the guaranteed interest option.

VARIABLE INVESTMENT OPTIONS

Investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Only 25 investment options can be active at any one time. Listed below are the currently available portfolios, their investment objectives and their advisers.

--------------------------------------------------------------------------------
The employer or plan trustee, as applicable, can choose from among the variable investment options.
--------------------------------------------------------------------------------

                                              Contract features and benefits  19

PORTFOLIOS OF THE TRUSTS

You should note that some portfolios have objectives and strategies that are substantially similar to those of certain retail funds that are purchased directly rather than under a variable insurance product such as the Momentum Plus(SM) variable annuity. These funds may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.


The AXA Allocation portfolios offer participants a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to participants and/or suggest, incidental to the sale of this contract, that participants consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation portfolios than certain other portfolios available to you under your contract. In addition, the AXA Allocation portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

AXA Equitable serves as the investment manager of the portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the investment manager or sub-adviser(s), as applicable, for each portfolio.



-----------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name(*)                   Objective
-----------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION           Seeks long-term capital appreciation.
-----------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION         Seeks a high level of current income.
-----------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS               Seeks current income and growth of capital, with a
 ALLOCATION                         greater emphasis on current income.
-----------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION             Seeks long-term capital appreciation and current income.
-----------------------------------------------------------------------------------------------
AXA MODERATE-PLUS                   Seeks long-term capital appreciation and current income,
 ALLOCATION                         with a greater emphasis on capital appreciation.
-----------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE             Long-term growth of capital.
 EQUITY(1)
-----------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND(2)           To seek a balance of a high current income and capital
                                    appreciation, consistent with a prudent level of risk.
-----------------------------------------------------------------------------------------------
MULTIMANAGER HEALTH CARE(3)         Long-term growth of capital.
-----------------------------------------------------------------------------------------------
MULTIMANAGER HIGH YIELD(4)          High total return through a combination of current
                                    income and capital appreciation.
-----------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL          Long-term growth of capital.
 EQUITY(5)
-----------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------
AXA Premier VIP Trust               Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)                   applicable)
-------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION           o   AXA Equitable
-------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION         o   AXA Equitable
-------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS               o   AXA Equitable
 ALLOCATION
-------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION             o   AXA Equitable
-------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS                   o   AXA Equitable
 ALLOCATION
-------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE             o   AllianceBernstein L.P.
 EQUITY(1)                          o   ClearBridge Advisors, LLC
                                    o   Legg Mason Capital Management, Inc.
                                    o   Marsico Capital Management, LLC
-------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND(2)           o   BlackRock Financial Management, Inc.
                                    o   Pacific Investment Management Company LLC
-------------------------------------------------------------------------------------------------
MULTIMANAGER HEALTH CARE(3)         o   A I M Capital Management, Inc.
                                    o   RCM Capital Management LLC
                                    o   Wellington Management Company, LLP
-------------------------------------------------------------------------------------------------
MULTIMANAGER HIGH YIELD(4)          o   Pacific Investment Management Company LLC
                                    o   Post Advisory Group, LLC
-------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL          o   AllianceBernstein L.P.
 EQUITY(5)                          o   JPMorgan Investment Management Inc.
                                    o   Marsico Capital Management, LLC
-------------------------------------------------------------------------------------------------


20 Contract features and benefits

AXA Premier VIP Trust
Portfolio Name(*)                   Objective
-----------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE         Long-term growth of capital.
 EQUITY(6)
-----------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP              Long-term growth of capital.
 GROWTH(7)
-----------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP              Long-term growth of capital.
 VALUE(8)
-----------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP                Long-term growth of capital.
 GROWTH(9)
-----------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE(10)      Long-term growth of capital.
-----------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY(11)         Long-term growth of capital.
-----------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION              Seeks the highest total return over time consistent with
                                    its asset mix. Total return includes capital growth and
                                    income.
-----------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION              Seeks the highest total return over time consistent with
                                    its asset mix. Total return includes capital growth and
                                    income.
-----------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION              Seeks the highest total return over time consistent with
                                    its asset mix. Total return includes capital growth and
                                    income.
-----------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION              Seeks the highest total return over time consistent with
                                    its asset mix. Total return includes capital growth and
                                    income.
-----------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name(*)                   Objective
-----------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN COMMON         Seeks to achieve long-term growth of capital.
 STOCK
-----------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN GROWTH         Seeks to provide a high total return.
 AND INCOME(+)
-----------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERME-       Seeks to achieve high current income consistent with
 DIATE GOVERNMENT SECURITIES        relative stability of principal.
-----------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNA-       Seeks to achieve long-term growth of capital.
 TIONAL
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
AXA Premier VIP Trust               Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)                   applicable)
-----------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE         o   AllianceBernstein L.P.
 EQUITY(6)                          o   Janus Capital Management LLC
                                    o   Thornburg Investment Management, Inc.
-----------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP              o   RCM Capital Management LLC
 GROWTH(7)                          o   TCW Investment Management Company
                                    o   T. Rowe Price Associates, Inc.
-----------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP              o   AllianceBernstein L.P.
 VALUE(8)                           o   Institutional Capital LLC
                                    o   MFS Investment Management
-----------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP                o   AllianceBernstein L.P.
 GROWTH(9)                          o   Franklin Advisers, Inc.
                                    o   Provident Investment Counsel, Inc.
-----------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE(10)      o   AXA Rosenberg Investment Management LLC
                                    o   TCW Investment Management Company
                                    o   Wellington Management Company, LLP
-----------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY(11)         o   Firsthand Capital Management, Inc.
                                    o   RCM Capital Management LLC
                                    o   Wellington Management Company, LLP
-----------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION              o   AXA Equitable
-----------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION              o   AXA Equitable
-----------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION              o   AXA Equitable
-----------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION              o   AXA Equitable
-----------------------------------------------------------------------------------------------
EQ Advisors Trust                   Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)                   applicable)
-----------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN COMMON         o   AllianceBernstein L.P.
 STOCK
-----------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN GROWTH         o   AllianceBernstein L.P.
 AND INCOME(+)
-----------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERME-       o   AllianceBernstein L.P.
 DIATE GOVERNMENT SECURITIES
-----------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNA-       o   AllianceBernstein L.P.
 TIONAL
-----------------------------------------------------------------------------------------------


                                               Contract features and benefits 21

-----------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name(*)                   Objective
-----------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN LARGE          Seeks to achieve long-term growth of capital.
 CAP GROWTH
-----------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN QUALITY        Seeks to achieve high current income consistent with
 BOND                               moderate risk to capital.
-----------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL          Seeks to achieve long-term growth of capital.
 CAP GROWTH
-----------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN VALUE (+)      Seeks capital appreciation.
-----------------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II            Seeks long-term capital appreciation.
-----------------------------------------------------------------------------------------------
EQ/AXA ROSENBERG VALUE LONG/        Seeks to increase value through bull markets and bear
 SHORT EQUITY                       markets using strategies that are designed to limit expo-
                                    sure to general equity market risk.
-----------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE            Seeks capital appreciation and secondarily, income.
 EQUITY(12)
-----------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL          Seeks to provide current income and long-term growth of
 VALUE(13)                          income, accompanied by growth of capital.
-----------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY           Seeks a combination of growth and income to achieve an
 INCOME                             above-average and consistent total return.
-----------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY                 Seeks long-term capital appreciation.
 RESPONSIBLE
-----------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH          Seeks long-term growth of capital.
-----------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN                 To achieve long-term growth of capital.
  INTERNATIONAL(**)
-----------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH        Seeks to achieve long-term growth of capital.
-----------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.            Seeks to achieve long-term growth of capital.
 EQUITY(+)
-----------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH YIELD        Seeks to maximize current income.
 BOND
-----------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE           Seeks long-term growth of capital.
-----------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX                 Seeks a total return before expenses that approximates
                                    the total return performance of the S&P 500 Index,
                                    including reinvestment of dividends, at a risk level consis-
                                    tent with that of the S&P 500 Index.
-----------------------------------------------------------------------------------------------
EQ/EVERGREEN INTERNATIONAL          Seeks capital growth and current income.
 BOND
-----------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA                  Seeks long-term capital growth.
-----------------------------------------------------------------------------------------------
EQ/FI MID CAP                       Seeks long-term growth of capital.
-----------------------------------------------------------------------------------------------
EQ/FI MID CAP VALUE(**)             Seeks long-term capital appreciation.
-----------------------------------------------------------------------------------------------
EQ/FRANKLIN INCOME                  Seeks to maximize income while maintaining prospects
                                    for capital appreciation.
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
EQ Advisors Trust                   Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)                   applicable)
-----------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN LARGE          o   AllianceBernstein L.P.
 CAP GROWTH
-----------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN QUALITY        o   AllianceBernstein L.P.
 BOND
-----------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL          o   AllianceBernstein L.P.
 CAP GROWTH
-----------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN VALUE (+)      o   AllianceBernstein L.P.
-----------------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II            o   Ariel Capital Management, LLC
-----------------------------------------------------------------------------------------------
EQ/AXA ROSENBERG VALUE LONG/        o   AXA Rosenberg Investment Management LLC
 SHORT EQUITY
-----------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE            o   BlackRock Investment Management, LLC
 EQUITY(12)
-----------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL          o   BlackRock Investment Management Interna-
 VALUE(13)                              tional Limited
-----------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY           o   Boston Advisors, LLC
 INCOME
-----------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY                 o   Calvert Asset Management Company, Inc.
 RESPONSIBLE                        o   Bridgeway Capital Management, Inc.
-----------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH          o   Capital Guardian Trust Company
-----------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN                 o   Capital Guardian Trust Company
  INTERNATIONAL(**)
-----------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH        o   Capital Guardian Trust Company
-----------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.            o   Capital Guardian Trust Company
 EQUITY(+)
-----------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH YIELD        o   Caywood-Scholl Capital Management
 BOND
-----------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE           o   Davis Selected Advisers, L.P.
-----------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX                 o   AllianceBernstein L.P.
-----------------------------------------------------------------------------------------------
EQ/EVERGREEN INTERNATIONAL          o   Evergreen Investment Management
 BOND                                   Company, LLC
                                    o   First International Fund Advisors (dba
                                        "Evergreen International")
-----------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA                  o   Evergreen Investment Management
                                        Company, LLC
-----------------------------------------------------------------------------------------------
EQ/FI MID CAP                       o   Fidelity Management & Research Company
-----------------------------------------------------------------------------------------------
EQ/FI MID CAP VALUE(**)             o   Fidelity Management & Research Company
-----------------------------------------------------------------------------------------------
EQ/FRANKLIN INCOME                  o   Franklin Advisers, Inc.
-----------------------------------------------------------------------------------------------


22 Contract features and benefits

-----------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name(*)                   Objective
-----------------------------------------------------------------------------------------------
EQ/FRANKLIN SMALL CAP VALUE         Seeks long-term total return.
-----------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUI-         Seeks to achieve capital appreciation.
 SITIONS
-----------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY              Seeks to maximize capital appreciation.
 VALUE
-----------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH             Seeks to achieve capital appreciation.
-----------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH(+)        Seeks long-term growth of capital.
-----------------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND               Seeks to provide a high total return consistent with mod-
                                    erate risk to capital and maintenance of liquidity.
-----------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE                   Long-term capital appreciation.
 OPPORTUNITIES
-----------------------------------------------------------------------------------------------
EQ/LEGG MASON VALUE EQUITY          Seeks long-term growth of capital.
-----------------------------------------------------------------------------------------------
EQ/LONG TERM BOND                   Seeks to maximize income and capital appreciation
                                    through investment in long-maturity debt obligations.
-----------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND           Capital appreciation and growth of income without
 INCOME                             excessive fluctuation in market value.
-----------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE       Capital appreciation and growth of income with reason-
                                    able risk.
-----------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE        Capital appreciation.
-----------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS                    Seeks long-term growth of capital.
-----------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH              Seeks to provide long-term capital growth.
 COMPANIES(**)
-----------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST(**)          Seeks long-term growth of capital with a secondary
                                    objective to seek reasonable current income. For purposes
                                    of this Portfolio, the words "reasonable current income"
                                    mean moderate income.
-----------------------------------------------------------------------------------------------
EQ/MONEY MARKET                     Seeks to obtain a high level of current income, preserve
                                    its assets and maintain liquidity.
-----------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL                Seeks to achieve capital appreciation.
 GROWTH
-----------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET          Seeks long-term capital appreciation.
 OPPORTUNITY
-----------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET          Seeks capital appreciation.
 SMALL CAP
-----------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN                Seeks maximum real return consistent with preservation
                                    of real capital and prudent investment management.
-----------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND              Seeks current income with reduced volatility of principal.
-----------------------------------------------------------------------------------------------
EQ/SMALL CAP VALUE(**)              Seeks capital appreciation.
-----------------------------------------------------------------------------------------------
EQ/SMALL COMPANY GROWTH(**)         Seeks to achieve capital appreciation.
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
EQ Advisors Trust                   Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)                   applicable)
-----------------------------------------------------------------------------------------------
EQ/FRANKLIN SMALL CAP VALUE         o   Franklin Advisory Services, LLC
-----------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUI-         o   GAMCO Asset Management Inc.
 SITIONS
-----------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY              o   GAMCO Asset Management Inc.
 VALUE
-----------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH             o   MFS Investment Management.
-----------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH(+)        o   Janus Capital Management LLC
-----------------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND               o   JPMorgan Investment Management Inc.
-----------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE                   o   JPMorgan Investment Management Inc.
 OPPORTUNITIES
-----------------------------------------------------------------------------------------------
EQ/LEGG MASON VALUE EQUITY          o   Legg Mason Capital Management, Inc.
-----------------------------------------------------------------------------------------------
EQ/LONG TERM BOND                   o   BlackRock Financial Management, Inc.
-----------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND           o   Lord, Abbett & Co. LLC
 INCOME
-----------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE       o   Lord, Abbett & Co. LLC
-----------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE        o   Lord, Abbett & Co. LLC
-----------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS                    o   Marsico Capital Management, LLC
-----------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH              o   MFS Investment Management
 COMPANIES(**)
-----------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST(**)          o   MFS Investment Management
-----------------------------------------------------------------------------------------------
EQ/MONEY MARKET                     o   The Dreyfus Corporation
-----------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL                o   Montag & Caldwell, Inc.
 GROWTH
-----------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET          o   OppenheimerFunds, Inc.
 OPPORTUNITY
-----------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET          o   OppenheimerFunds, Inc.
 SMALL CAP
-----------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN                o   Pacific Investment Management Company, LLC
-----------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND              o   BlackRock Financial Management, Inc.
-----------------------------------------------------------------------------------------------
EQ/SMALL CAP VALUE(**)              o   Lazard Asset Management LLC
                                    o   Franklin Advisory Services, LLC
-----------------------------------------------------------------------------------------------
EQ/SMALL COMPANY GROWTH(**)         o   Bear Stearns Asset Management Inc.
                                    o   Eagle Asset Management, Inc.
                                    o   Wells Capital Management, Inc.
-----------------------------------------------------------------------------------------------


                                               Contract features and benefits 23

-----------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name(*)                   Objective
-----------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX              Seeks to replicate as closely as possible (before the
                                    deduction of portfolio expenses) the total return of the
                                    Russell 2000 Index.
-----------------------------------------------------------------------------------------------
EQ/TCW EQUITY(+)                    Seeks to achieve long-term capital appreciation.
-----------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME            Seeks to achieve total return through capital appreciation with income as a secondary consideration.
-----------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK              Capital growth and income.
-----------------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING MAR-         Seeks long-term capital appreciation.
 KETS EQUITY
-----------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP               Capital growth.
 GROWTH
-----------------------------------------------------------------------------------------------
EQ/WELLS FARGO MONTGOMERY           Seeks long-term capital appreciation.
 SMALL CAP(+)
-----------------------------------------------------------------------------------------------
The Universal Institutional
Funds, Inc.
Portfolio Name                      Objective
-----------------------------------------------------------------------------------------------
U.S. REAL ESTATE -- CLASS II(+)     Seeks to provide above average current income and long-
                                    term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry,
                                    including real estate investment trusts.
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
EQ Advisors Trust                   Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)                   applicable)
-----------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX              o   AllianceBernstein L.P.
-----------------------------------------------------------------------------------------------
EQ/TCW EQUITY(+)                    o   TCW Investment Management Company
-----------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME            o   UBS Global Asset Management
                                        (Americas) Inc.
-----------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK              o   Morgan Stanley Investment Management, Inc.
-----------------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING MAR-         o   Morgan Stanley Investment Management, Inc.
 KETS EQUITY
-----------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP               o   Morgan Stanley Investment Management, Inc.
 GROWTH
-----------------------------------------------------------------------------------------------
EQ/WELLS FARGO MONTGOMERY           o   Wells Capital Management Inc.
 SMALL CAP(+)
-----------------------------------------------------------------------------------------------
The Universal Institutional
Funds, Inc.
Portfolio Name                      Investment Manager
-----------------------------------------------------------------------------------------------
U.S. REAL ESTATE -- CLASS II(+)     o   Van Kampen (is the name under which Morgan Stanley
                                        Investment Management, Inc. does business in
                                        certain situations)
-----------------------------------------------------------------------------------------------



(*) This portfolio information reflects the portfolio's name change effective on or about May 29, 2007, subject to regulatory approval. The chart below reflects the portfolio's name in effect, until on or about May 29, 2007. The number in the "FN" column corresponds with the number contained in the table above.




     ---------------------------------------------------------------------------
     FN     Portfolio Name until May 29, 2007
     ---------------------------------------------------------------------------
     (1)    AXA Premier VIP Aggressive Equity
     ---------------------------------------------------------------------------
     (2)    AXA Premier VIP Core Bond
     ---------------------------------------------------------------------------
     (3)    AXA Premier VIP Health Care
     ---------------------------------------------------------------------------
     (4)    AXA Premier VIP High Yield
     ---------------------------------------------------------------------------
     (5)    AXA Premier VIP International Equity
     ---------------------------------------------------------------------------
     (6)    AXA Premier VIP Large Cap Core Equity
     ---------------------------------------------------------------------------
     (7)    AXA Premier VIP Large Cap Growth
     ---------------------------------------------------------------------------
     (8)    AXA Premier VIP Large Cap Value
     ---------------------------------------------------------------------------
     (9)    AXA Premier VIP Mid Cap Growth
     ---------------------------------------------------------------------------
     (10)   AXA Premier VIP Mid Cap Value
     ---------------------------------------------------------------------------
     (11)   AXA Premier VIP Technology
     ---------------------------------------------------------------------------
     (12)   EQ/Mercury Basic Value Equity
     ---------------------------------------------------------------------------
     (13)   EQ/Mercury International Value
     ---------------------------------------------------------------------------



(**) This investment option's name, investment objective and sub-adviser(s) will change on or about May 29, 2007, subject to regulatory approval. See the supplement included with this prospectus for more information.

(+) Please see the supplement included with this prospectus regarding the planned substitution or merger of this investment option, subject to regulatory approval.

You should consider the investment objectives, risks and charges and expenses of the portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at 1-800-528-0204.



24 Contract features and benefits

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account in "More information" later in this prospectus.

We set interest rates periodically at our discretion according to our procedures that we have in effect at the time. All interest rates are effective interest rates, but before deduction of quarterly administrative charges or any withdrawal charges.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest rates in effect at the same time in the guaranteed interest option:

(1) the minimum interest rate guaranteed over the life of the contract,

(2) the yearly guaranteed interest rate for the calendar year, and

(3) the current interest rate.


Allocations to the guaranteed interest option are guaranteed to earn interest at least equal to the yearly guaranteed interest rate. The guaranteed interest rate for 2007 is 3%. We guarantee that the yearly guaranteed interest rate will never be less than 3%.


Currently, we also declare a quarterly interest rate that will not be lower than the yearly guaranteed interest rate. The current quarterly rate applies to all amounts in the guaranteed interest account. We can discontinue our practice of declaring quarterly rates at our discretion. We may also declare rates based on:

o   the date amounts were credited to the account, or

o   the date your employer's plan enrolled under the contract.

CONTRACT TERMINATION

Contract termination occurs:

1. when the employer or plan trustee informs us that it is terminating a plan's participation under the contract, in whole or in part, or

2. when we deliver written notice to the employer or plan trustee that we are terminating a plan's participation under the contract because:

    (a) the plan fails to qualify under the Code, or

    (b) we cannot properly administer the contract because the plan has failed to provide us with the necessary participant information.

EFFECTS OF PLAN OR CONTRACT TERMINATION

We will generally pay withdrawals from the guaranteed interest option following a contract termination, or on behalf of a participant covered by a plan that has terminated, in six annual installments. However, in the case of a contract termination, employers may instead elect to receive such amounts immediately in a single payment. The single payment will be subject to a market value adjustment (discussed below). Amounts payable in installments are not subject to a withdrawal charge.

There is no installment payout requirement or a market value adjustment for withdrawals made:

(1) as a result of:

    o   a participant's death,

    o   attainment of the normal retirement age under the employer's plan,

    o   disability, or

    o   separation from service;

(2) to purchase an annuity payout option that depends on the life of an annuitant; or

(3) to satisfy the Code's minimum distribution requirements.

We do not permit transfers to or from the guaranteed interest option once installment payments begin after a contract termination. Transfers out of the guaranteed interest option are also restricted for terminated plan participants once we receive notice of a plan termination. A "plan termination" is the termination, either in whole or in part, of the employer's defined contribution plan when there is no successor plan. Employers and plan trustees, as applicable, must give us 90 days' advance notice of a plan termination.

We will make single sum payments (and impose a market value adjustment) rather than make installment payments under certain circumstances such as when there are relatively few participants remaining following a plan termination.

MARKET VALUE ADJUSTMENT

To determine the market value adjustment, we calculate the amount of the market value change (which may be positive or negative) for each calendar quarter that an employer's plan held amounts attributable to participant plan account values in the guaranteed interest option (each a "quarterly period"). We calculate each market value change for each quarterly period as follows:

(1) We subtract the average interest rate on 5-year U.S. Treasury notes during the quarterly period from the interest rate of a 5-year U.S. Treasury note on the calculation date. The "calculation date" will be the fifth business day prior to the date we pay the withdrawal.

(2) We multiply the result in (1) by the employer's net cash flow in the guaranteed interest option. Net cash flow is contributions, interest credited and transfers in, minus withdrawals, transfers out and fees. The actions of other participants (e.g., transfers, withdrawals, etc.) can affect a plan's cash flow, and thus the amount of the market value adjustment applied to your withdrawal.

(3) We then multiply the result in (2) by a fraction equal to the number of calendar days from the date of the withdrawal to the maturity date for the given quarterly period over 365. The "maturity date" is the fifth anniversary of the first business day of the given quarterly period.

Finally we add together the amount of each market value change for each quarterly period, and divide by the total amount of retirement account values held in the guaranteed interest option under your employer's plan on the date of the withdrawal. If the sum of these market value changes is negative, then the market value adjustment is zero. If it is positive, this is the market value adjustment that is imposed, subject to the following conditions:

                                              Contract features and benefits  25

o We will not disburse less than the amounts contributed to the guaranteed interest option on behalf of a participant plus interest credited at 3% (the minimum guaranteed rate). Further, the market value adjustment may not exceed 7%. We will reduce the market value adjustment as necessary to meet these conditions.

o If the withdrawal charge that applies to the amount withdrawn from the guaranteed interest option is greater than the market value adjustment, we will impose the withdrawal charge instead of the market value adjustment.

The contract prohibits the employer or plan trustee, as applicable, from influencing participants' decisions regarding allocations, transfers or withdrawals to or from the guaranteed interest option. We may prohibit transfers to or from the guaranteed interest option and/or impose a contract termination for violations of this provision.

SELECTING INVESTMENT OPTIONS (EMPLOYERS AND PLAN TRUSTEES ONLY)

Subject to state regulatory approval, you, as employer or plan trustee, can fund your plan with up to 25 active investment options at any one time. Selections are made at the time of application, but may be changed subject to our rules in effect at that time.


If any one of the AXA Conservative Allocation, AXA Conservative-Plus Allocation, Multimanager Core Bond*, Multimanager High Yield*, EQ/AllianceBernstein Intermediate Government Securities, EQ/AllianceBernstein Quality Bond, EQ/Caywood-Sholl High Yield Bond, EQ/Evergreen International Bond, EQ/JPMorgan Core Bond, EQ/Long Term Bond, EQ/PIMCO Real Return or EQ/Short Duration Bond options is chosen, the EQ/Money Market option must also be selected. Also, if the guaranteed interest option and any one of the above-listed options are selected, certain restrictions will apply to transfers out of the guaranteed interest option. See "Transferring your money among investment options" later in this prospectus. Lastly, if none of the above-listed options is selected, the guaranteed interest option must be elected as a funding option.


ALLOCATING YOUR CONTRIBUTIONS

If instructed by a contract owner, we allocate contributions to the investment options according to the allocation percentages on the participant's enrollment form or as later changed. Under participant-directed plans, you, as participant, will generally provide those allocation percentages. In trustee-directed plans, the plan trustee will provide those percentages. You may allocate contribution sources (employer and employee) in different percentages. Some plans may allow participant-directed contributions only for employee post-tax and salary-deferral contributions.


The group annuity contract that covers the qualified plan in which you participate is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under this contract. In the absence of a specific written arrangement to the contrary, you, as the participant under this contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.


You as a participant should review your confirmation notices carefully to determine whether your contributions have been allocated correctly.


If a contract owner authorizes us to use participant plan investment allocations as its instructions under the contract and unless restricted by your employer's plan, a participant can change his or her allocation percentages at any time. To change allocation instructions, file a change of investment allocation form with your employer or plan trustee, as applicable, to be forwarded to our processing office. If appropriately authorized by a contract owner, a participant can use TOPS or EQAccess to change allocation percentages over the phone or over the Internet. The change will remain in effect for future contributions unless another change is requested.

* This reflects the investment option's name change effective on or about May 29, 2007, subject to regulatory approval. The investment options' names will remain AXA Premier VIP Core Bond and AXA Premier VIP High Yield until on or about May 29, 2007, respectively.


26 Contract features and benefits

2. Determining your retirement account value

--------------------------------------------------------------------------------

YOUR RETIREMENT ACCOUNT VALUE

The "retirement account value" is the total of the values attributable to a participant's plan account values under the contract in the variable investment options and the guaranteed interest option. These amounts are subject to certain fees and charges discussed under "Charges and expenses" later in this prospectus.

If a partial or full withdrawal is made or if the contract owner terminates a plan's participation in the MOMENTUM PLUS(SM) program, participant retirement account values will be reduced by any withdrawal charge and/or any market value adjustment that applies.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each investment option invests in shares of a corresponding portfolio. The value of each variable investment option is measured by "units." The value of units will increase or decrease as though you had invested in the corresponding portfolio's shares directly. The value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

The unit value for each variable investment option depends on the investment performance of that option, minus daily charges for mortality and expense risks and other expenses. On any day, the value in any variable investment option equals the number of units credited under that option, adjusted for any units purchased for or deducted from that contract under that option, multiplied by that day's value for one unit. The number of contract units in any variable investment option does not change unless they are:


(i)   increased to reflect subsequent contributions,


(ii)  decreased to reflect a withdrawal (plus applicable withdrawal charges),


(iii) decreased to reflect a loan, or increased to reflect a loan repayment, or

(iv) increased to reflect a transfer into or decreased to reflect a transfer out of investment options.

In addition, when we deduct the withdrawal charge, the quarterly administrative charge and certain other charges, the number of units credited to that contract will be reduced. A description of how unit values are calculated is found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

The value in the guaranteed interest option at any time will equal: contributions, transfers and loan repayments to that option, plus interest, less withdrawals, loans and transfers out of the option, and charges we deduct.



                                   Determining your retirement account value  27

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR RETIREMENT ACCOUNT VALUE

Subject to certain restrictions, the contract permits transfers of all or a portion of your retirement account value among the investment options at any time. A contract owner may authorize us to use participant plan transfer requests as its instructions under the contract. Your employer's plan may, however, impose restrictions on transfers. We also offer automatic transfer services described under "Automatic asset rebalancing for participant retirement account values" below. There is no charge for transfers or retirement account value rebalancing. Unless otherwise noted, "you" and "your" refer to the participant in this section.

Participants may make transfer requests by filing a request form to transfer with their employer or plan trustee to be forwarded to our processing office. You can also use our TOPS or EQ/Access systems to make transfers among the investment options if your employer has adopted the system and authorized its use.


If your employer elects to fund your plan with the guaranteed interest option and any of the AXA Conservative Allocation, AXA Conservative-Plus Allocation, Multimanager Core Bond*, Multimanager High Yield*, EQ/AllianceBernstein Intermediate Government Securities, EQ/AllianceBernstein Quality Bond, EQ/Caywood-Sholl High Yield Bond, EQ/Evergreen International Bond, EQ/JPMorgan Core Bond, EQ/Long Term Bond, EQ/Money Market EQ/PIMCO Real Return or EQ/Short Duration Bond options, the maximum amount that may be transferred from the guaranteed interest option to any other variable investment option during a "transfer period" is the greater of (i) and (ii) below:


(i) 25% of the amount you had in the guaranteed interest option as of the last business day of the calendar year immediately preceding the current calendar quarter, or the total of all amounts you transferred out of the guaranteed

(ii) interest option during the same immediately preceding calendar year.

From time to time we may remove certain restrictions that apply to your investment method. If we do so we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions that apply to your investment method, amounts that are in any investment options that are not available under your investment method can remain in these options, but you will not be permitted to allocate new contributions or make additional transfers (including through our rebalancing program) into these options.

--------------------------------------------------------------------------------

A transfer period is the calendar quarter in which the transfer request is made and the preceding three calendar quarters.

--------------------------------------------------------------------------------


Generally, this means that new participants may not transfer funds out of the guaranteed interest option during the first calendar year of their participation under the contract.


We will not permit transfers out of the guaranteed interest option for 90 days after we receive notice of a plan termination. After 90 days, the transfer limitation described above will go into effect for all transfers (regardless of which variable investment options are available under your employer's plan).

Transfers you make from the guaranteed interest option when there is no transfer limitation in effect will not count against the maximum transfer amount if the transfer limitation subsequently goes into effect.


If the employer or plan trustee, as applicable, has transferred assets to the MOMENTUM PLUS(SM) contract from another funding vehicle, you may transfer, for a calendar year from the date the assets have been transferred, up to 25% of the amount that is initially allocated to the guaranteed interest option on your behalf.


We may, at any time, restrict the use of a disruptive transfer activity and agents acting on behalf of more than one participant. Any agreements to use disruptive transfer activity to make transfers are subject to our rules in effect at that time. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

A transfer request does not change your percentages for allocating current or future contributions among the investment options. We will confirm all transfers in writing.


Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.


Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management


----------------------

* This reflects the investment option's name change effective on or about May 29, 2007, subject to regulatory approval. The investment options' names will remain AXA Premier VIP Core Bond and AXA Premier VIP High Yield until on or about May 29, 2007, respectively.


28 Transferring your money among investment options and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners/participants.

We offer investment options with underlying portfolios that are part of the AXA Premier VIP Trust and EQ Advisors Trust (the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us owner/ participant trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners/participants, we will work with the unaffiliated trust to review contract owner/participant trading activity. In most cases, each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a contract owner/participant is identified as having engaged in a potentially disruptive transfer under the contract for the first time, a letter is sent to the contract owner/participant explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner/participant is identified a second time as engaged in potentially disruptive transfer activity, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners/ participants uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners/ participants. As of the date of this prospectus, no trust available under the contract had implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner/participant.

Contract owners/participants should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. Our ability to monitor potentially disruptive transfer activity is limited in particular with respect to certain group contracts. Group annuity contracts may be owned by retirement plans on whose behalf we provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners/ participants may be treated differently than others, resulting in the risk that some contract owners/participants may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

AUTOMATIC ASSET REBALANCING FOR PARTICIPANT RETIREMENT ACCOUNT VALUES

Subject to contract owner approval and availability under your employer's plan, a participant may choose to automatically reallocate his or her retirement account value among the variable investment options and the guaranteed interest option which your employer has selected for your plan. You must tell us:

(a) the percentage you want invested in each investment option (whole percentages only), and

                            Transferring your money among investment options  29

(b) how often you want the rebalancing to occur (quarterly, semiannually or annually).

While your rebalancing program is in effect, we will transfer amounts among each investment option so that the percentage of your retirement account value that you specify is invested in each option at the end of each rebalancing date.

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Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional and/or financial adviser before electing the program.
--------------------------------------------------------------------------------

You may elect the rebalancing program at any time. Please note that the allocation percentages used for this feature will also be used as your allocation percentages for future contributions.

You may change your allocation instructions or cancel the program at any time.

30  Transferring your money among investment options

4. Accessing your money

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WITHDRAWALS AND TERMINATION

Subject to any restrictions in your employer's plan, the contract allows your employer or plan trustee, whichever applies, to make a withdrawal from your retirement account value on your behalf by submitting a completed withdrawal form to our processing office. We will process withdrawal requests on the business day we receive the required information. We will send withdrawal proceeds to your employer or plan trustee, unless your employer has elected our full-service plan recordkeeping option which provides for direct distribution to participants. If we receive only partially completed information, we will return the request to the employer or plan trustee for completion before we can process it.

As a deterrent to premature withdrawal (generally before age 59-1/2) federal income tax rules provide certain restrictions on and penalties for early withdrawals. In addition, for payments made directly to participants, we withhold income taxes from the amount withdrawn unless an exception applies. See "Tax information" later in this prospectus.

The employer or plan trustee may also terminate its entire participation under the contract by writing to our processing office. In addition, if a plan does not qualify under federal income tax rules, or, if a contract owner fails to provide us with the participant data necessary to administer the contract, we may return the plan assets to the employer or plan trustee.

Withdrawals or terminations may result in a withdrawal charge, an installment payout and/or a market value adjustment. See "Effects of plan or contract termination" under "Contract features and benefits" earlier in this prospectus and "Charges that AXA Equitable deducts" under "Charges and expenses" later in this prospectus.

INSTALLMENT PAYMENTS (SYSTEMATIC WITHDRAWALS)

If your plan permits and a participant has at least $5,000 of retirement account value in the investment options on the date we receive the proper election form at our processing office, a participant may elect retirement installment payments. A participant may elect to have installment payments made on a monthly, quarterly, semi-annual or annual basis. The minimum amount available for each installment payment is $300. We will make the installment payment on any day of the month selected as long as it is not later than the 28th day of the month. If a date is not selected then installment payments will be made on the first day of the month.

Installment payments may be elected under the MOMENTUM PLUS(SM) contract if a participant's:

o plan (which must be either a full service or basic recordkeeping plan as described under "Plan recordkeeping services" later in this prospectus) permits it and the contract owner elects to make this option available to the participants;

o retirement account value is not subject to a withdrawal charge, as fully explained in "Charges and expenses" later in this prospectus; and

o   account does not have a loan outstanding.

If installment payments are elected, a fixed-dollar amount will be withdrawn from each investment option. A participant need not maintain a minimum retirement account value amount. The amount of each installment payment will represent a pro rata portion of the total amount in each investment option, adjusted to reflect expenses and investment experience.

It is the plan sponsor's responsibility to ensure that payments received meet any applicable requirements of the Code.

Once elected, installment payments shall continue until the retirement account value is exhausted, with the final payment being equal to the amount remaining in the retirement account value, or until we receive a participant's written request to cancel installment payments.

FORFEITURES


Forfeitures can arise when a participant who is not fully vested under a plan terminates employment. Under the terms of the Plan and Trust and the Pooled Trust, when a forfeiture occurs, we will withdraw the unvested portion of the retirement account value and deposit such amount in a forfeiture account. We allocate amounts in the forfeiture account to the "default option." The default option is the EQ/Money Market option, if that is an option under your plan. Otherwise, the guaranteed interest option is the default option. For more information on vesting, refer to the SAI.


We will reallocate amounts from the forfeiture account as contributions to participant accounts in accordance with instructions received by the employer or plan trustee, whichever applies. Special rules apply to how the withdrawal charge will apply when forfeitures have occurred. See "Withdrawal charge" under "Charges and expenses" later in this prospectus.

PLAN LOANS

The contract permits your employer or plan trustee, as applicable, to withdraw funds from your retirement account value, without incurring a withdrawal charge, in order to make a loan to you under your employer's plan. Your employer can tell you whether loans are available under your plan.


Employers who adopt the Plan and Trust may choose to offer its loan feature. The availability of loans under an individually designed or prototype plan depends on the terms of the plan.


Employers transferring plan assets to the MOMENTUM PLUS(SM) program may also transfer outstanding plan loans to the contract. We call these loans "takeover loans." We will allocate repayments of takeover loans to the investment options elected on the takeover loan form.

                                                        Accessing your money  31

Effective January 1, 2002, plan loans to sole proprietors, partners and S corporation owners are exempt from the prohibited transaction rules for plan loans, similar to non-owner employees. Therefore, they can borrow on the same basis as their employees.

Consult with your attorney or tax adviser regarding the advisability and procedures for obtaining such an exemption.

Participants should apply for a plan loan through their employer or the plan trustee, whichever applies. The employer or plan trustee and the participant must complete and sign a loan agreement and application before we make any plan loans. Before taking a plan loan, married participants must generally obtain written consent of their spouse. In addition, participants should always consult their tax adviser before taking out a plan loan.

We permit only one outstanding plan loan at any time. We will permit any number of takeover loans at any time. You may not have both takeover loans and plan loans outstanding at the same time. The minimum loan amount is $1,000 and the maximum is 50% of your vested retirement account value and cannot exceed $50,000. This $50,000 limit is reduced by the excess (if any) of the highest outstanding loan balance in the previous twelve months over the outstanding balance of plan loans on the date the loan was made. When you request the loan you may specify from which investment options the plan loan is to be deducted. The loan term must comply with any law that applies. See "Additional Loan Provisions" in the SAI and "Tax information" later in this prospectus.

For a description of charges associated with plan loans, see "Plan loan charges" under "Charges and expenses" later in this prospectus.

Your employer or the plan trustee will set the interest rate that applies to your plan loan under the terms of your employer's plan. Each employer or plan trustee, as applicable, is responsible for determining the interest rate that applies to each loan. We will add all interest (as well as principal) that you pay to your retirement account value. The interest paid in repaying a loan may not be deductible, but amounts paid as interest on your loan will be taxable when it is distributed.

Plan loan repayments covering interest and principal will be due according to the repayment schedule determined according to the terms of the employer's plan. Participants should send plan loan repayments to the plan administrator and not to AXA Equitable. All plan loan payments made by the plan administrator to us must be made by ACH transfers, check or wire transfer subject to the same rules for contributions. See "How contributions can be made" earlier in this prospectus.

You may prepay a plan loan in whole or in part at any time. We will apply any payments we receive to interest first and principal second. Plan loan repayments will be allocated to the investment options according to the instructions we receive on the loan request form.

A plan loan will be considered in default if:

o we do not receive the amount of any scheduled repayment within 90 days of its due date,

o   the participant dies, or

o   participation under the contract terminates.

We may then treat the plan loan principal as a withdrawal subject to the withdrawal charge.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include payment of a death benefit, or payment of any portion of your retirement account value (less any withdrawal charge). We may postpone such payments or applying proceeds for any period during which:

(1) the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option for up to six months while you are living.

YOUR ANNUITY PAYOUT OPTIONS

When a participant is ready to retire, the contract owner will report to us that an annuity benefit is to be provided under the contract. We will then apply any contract values attributable to a participant's retirement account value to purchase his or her annuity benefit. Subject to availability under an employer's plan and the Code, MOMENTUM PLUS(SM) will offer several choices of annuity payout options. You may choose fixed or variable annuity payments. You can choose from among the annuity payout options listed below. Your choices are always subject to the terms of your employer's plan.


--------------------------------------------------------------------------------
Annuity Payout Options                    Life annuity
                                          Life annuity with period certain
                                          Life annuity with refund certain
                                          Period certain annuity
                                          Qualified joint and survivor life
Variable Immediate Annuity payout         Life annuity (not available in
   options (as described in a sepa-       New York)
   rate prospectus for this option)       Life annuity with period certain
                                          Qualified joint and survivor life


ANNUITY PAYOUT OPTIONS

A participant can choose from among the following annuity payout options:

o Life annuity: An annuity that guarantees payments for the rest of a participant's life. Payments end with the last monthly payment before a participant's death. Because there is no death benefit with this payout option, it provides the highest monthly payment of any of the life annuity options. The monthly payments terminate with your death.

o Life annuity with period certain: An annuity that guarantees payments for the rest of a participant's life and, if a participant dies before the end of a selected period of time ("period certain"),

32  Accessing your money
    provides payments to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy or the joint life expectancy of the participant and the joint annuitant. A life annuity with period certain is the form of annuity under the contracts that a participant will receive if a participant does not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years or the annuitant's life expectancy.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of a participant's life and, if a participant dies before the amount applied to purchase the annuity option has been recovered, provides payments to the beneficiary that will continue until that amount has been recovered.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15 or 20 years. The guarantee period may not exceed a participant's life expectancy. This option does not guarantee payments for the rest of a participant's life.


o Qualified joint and survivor life annuity: An annuity that guarantees lifetime income to a participant and, after a participant's death, continuation of income to the participant's surviving spouse. Generally, unless married participants elect otherwise with the written consent of their spouse, this will be the normal form of annuity payment for plans such as the Plan and Trust.


The life annuity, life annuity with period certain and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of a participant's life and, after a participant's death, continuation of payments to their surviving spouse. We offer other payout options not outlined here. AXA Equitable's financial professional can provide details.

FIXED ANNUITY PAYOUT OPTIONS

The MOMENTUM PLUS(SM) contract offers fixed annuity payout options. We guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity payments in your contract or on our then current annuity rates, whichever is more favorable for the participant.

The chart below compares the financial value of the different annuity payout options. The hypothetical example assumes at the time payments commence:

o   a $100,000 initial contribution;

o   both the annuitant and the joint annuitant are 65;

o   fixed annuity rates that are currently guaranteed in the contract;

o   no state premium taxes; and

o   no withdrawal charges.

We can change the actuarial basis for the fixed annuity rates only for new contributions and only after the fifth anniversary of the date the contract is issued. Subsequent changes must be at least five years after any previous change. Certain legal requirements may limit the forms of annuity available to you.

--------------------------------------------------------------------------------
                               Amount to
                                  be
                              Applied on     Rate per
                                Annuity      $1.00 of        Monthly
                                 Form         Monthly        Annuity
Annuity Form                   Elected        Annuity       Provided
--------------------------------------------------------------------------------
Life                          $100,000        $207.42        $482.11
5 Year Certain Life            100,000         208.32         480.04
10 Year Certain Life           100,000         211.15         473.60
15 Year Certain Life           100,000         216.29         462.34
20 Year Certain Life           100,000         224.23         445.98
100% Joint & Survivor          100,000         243.17         411.23
Life
75% Joint & Survivor           100,000         234.24         426.92*
Life
50% Joint & Survivor           100,000         225.30         443.86*
Life
100% Joint & Survivor          100,000         243.19         411.20
-- 5 Year Certain
Life**
100% Joint & Survivor          100,000         243.37         410.90
-- 10 Year Certain
Life**
100% Joint & Survivor          100,000         244.03         409.79
-- 15 Year Certain
Life**
100% Joint & Survivor          100,000         245.83         406.79
-- 20 Year Certain
Life**
--------------------------------------------------------------------------------

 * Represents the amount payable to the primary annuitant. A surviving joint annuitant would receive the applicable percentage of the amount paid to the primary annuitant.

** You may also elect a joint and survivor annuity -- period certain with a monthly benefit payable to the surviving joint annuitant in any percentage between 50 and 100.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.

SELECTING AN ANNUITY PAYOUT OPTION

In order to elect an annuity payout option, the retirement account value used to purchase an annuity must be at least $3,500. Once an annuity payout option has been chosen and payments have begun, no changes can be made.

The amount of the annuity payments will depend on:

(1) the amount applied to purchase the annuity;

(2) the type of annuity chosen; and

(3) in the case of a life annuity, the participant's age (or the participant's and joint annuitant's ages).

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You, the participant, are the annuitant (or measuring life) for determining payments.
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MINIMUM DISTRIBUTIONS (AUTOMATIC MINIMUM WITHDRAWAL OPTION) -- OVER AGE 70-1/2

Under the federal income tax rules, distributions from qualified plans generally must begin by April 1st of the calendar year after the calen-

                                                        Accessing your money  33
dar year in which the participant reaches age 70-1/2, or retires from the employer sponsoring the plan, whichever is later. For participants who own more than 5% of the business, minimum distributions must begin after age 70-1/2 even if they are still working. Subsequent distributions must be made by December 31st of each calendar year (including the calendar year in which distributions must begin).

If a participant takes less than the required minimum distribution in any year, that participant could have to pay a 50% penalty tax on the "shortfall" (required amount less amount actually taken).

AUTOMATIC MINIMUM WITHDRAWAL OPTION

The "automatic minimum withdrawal option" is a payment option we designed to help the participant meet lifetime required minimum distributions under federal income tax rules. If a participant elects the automatic minimum withdrawal option, we will withdraw the amount that federal income tax rules require a participant to withdraw from the participant's retirement account value. We calculate the amount to be withdrawn under this option based on the information given us, the various participant choices made, and certain assumptions. We assume that the funds held under the contract are the only funds subject to required minimum distributions. We are not responsible for errors that result from inaccuracies of participant information you provided. We describe the participant choices in the SAI.

A participant may elect the automatic minimum withdrawal option if the participant is at least 70-1/2 and has a retirement account value of at least $3,500. A participant can elect the automatic minimum withdrawal option by filing the proper election form with their employer.

A participant may discontinue the automatic minimum withdrawals program at any time. Generally, electing this option does not restrict a participant from taking additional partial withdrawals or subsequently electing an annuity payout option.

The automatic minimum withdrawal option is not available if a participant has an outstanding loan.

The minimum amount that a participant may receive under this option is $300, or the participant's retirement account value, whichever is less.

34  Accessing your money

5. The MOMENTUM PLUS(SM) program

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This section explains the MOMENTUM PLUS(SM) Program in further detail. It is intended for employers who wish to enroll in the MOMENTUM PLUS(SM) Program, but contains information of interest to participants as well. You should, of course, understand the provisions of your plan and Adoption Agreement that define the scope of the MOMENTUM PLUS(SM) Program in more specific terms. References to "you" and "your" in this section are to you in your capacity as an employer or plan trustee. Discussion in this and other sections of features of the MOMENTUM PLUS(SM) Program (other than the variable investment options) such as the Plan and Trust, the Pooled Trust, Plan recordkeeping services and Plan fees and charges, are solely to provide a more complete understanding of how the variable investment options operate within the MOMENTUM PLUS(SM) Program.

The MOMENTUM PLUS(SM) program offers, according to the terms of either the Plan and Trust or the Pooled Trust, a group variable annuity contract as a funding vehicle for employers who sponsor "qualified retirement plans." A defined contribution plan is a retirement plan that provides for an individual account for each plan participant, and for benefits based solely on the amounts contributed to such an account and any income, expenses, gains and losses. A qualified defined contribution plan is a defined contribution plan that meets the requirements of Section 401(a) of the Code and Treasury regulations that apply.


You, the employer or plan trustee, whichever applies, are responsible for determining whether the MOMENTUM PLUS(SM) contract is a suitable funding vehicle for your defined contribution plan. You should read this prospectus and the MOMENTUM PLUS(SM) contract before entering into the contract.


PLAN AND TRUST

As an employer, subject to AXA Equitable's underwriting requirements, you can use the MOMENTUM PLUS(SM) program to adopt the Plan and Trust, in which case the Trust will be the sole funding vehicle for your plan. The Trust is funded by the contract.

The Plan and Trust consists of IRS approved master defined contribution plans, all of which use the same basic plan document. They include:


o a standardized and nonstandardized profit-sharing plan (both with an optional qualified cash or deferred arrangement pursuant to Section 401(k) of the Code); and

o   a standardized and a nonstandardized defined contribution pension plan.

An employer may adopt one or more of these plans. The contract owner will instruct us to consider these as participant-directed plans. That means the plan participants choose which variable investment options to use for the investment of their plan accounts. The plans are designed to meet the requirements of
Section 404(c) under the Employee Retirement Income Security Act of 1974 ("ERISA"). However, an employer is responsible for making sure that variable investment options chosen constitute a broad range of investment choices as required by the Department of Labor ("DOL") regulation under Section 404(c). See "Certain rules applicable to plans designed to comply with Section 404(c) of ERISA" under "Tax information" later in this prospectus.


If you adopt the Plan and Trust, you must choose our full-service plan recordkeeping option. The SAI contains more information about the Plan and Trust.


POOLED TRUST


If you adopt the Pooled Trust, the contract provides that it must be your plan's sole funding vehicle unless we agree otherwise. Both the Pooled Trust and the Plan and Trust use the same group variable annuity contract (i.e., the MOMENTUM PLUS(SM) contract).

The Pooled Trust is available for qualified defined contribution plans with either participant-directed or trustee-directed investments. If you elect the basic plan recordkeeping option you may use either the Pooled Trust or your own individually designed or prototype qualified defined contribution plan document. You may not use the Plan. The full-service recordkeeping option is not available with the Pooled Trust. However, we may offer to perform additional plan recordkeeping services for an additional charge.


TRUSTEE


JPMorgan Chase Bank currently is the trustee under both the Pooled Trust and the Plan and Trust. The sole responsibility of JPMorgan Chase Bank is to serve as a party to the MOMENTUM PLUS(SM) contract. It has no responsibility for the administration of the MOMENTUM PLUS(SM) program or for any distributions or duties under the contract. The Plan and Trust and the Pooled Trust will not be available in certain states and in certain situations where the MOMENTUM PLUS(SM) contract is only issued directly to the employer or plan trustee. Employers in those states and situations will not be able to use our full-service plan recordkeeping option.


EMPLOYER'S RESPONSIBILITIES

If an employer elects the full-service recordkeeping option, their responsibilities relating to the administration and qualification of their plan will include:

o   sending us contributions at the proper time;

o   determining the amount of all contributions for each participant;

o   maintaining all personnel records necessary for administering your plan;

o   determining who is eligible to receive benefits;

o   forwarding all the forms to us that employees are required to submit;

                                                The MOMENTUM PLUS(SM) program 35

o arranging to have all reports distributed to employees and former employees if you elect to have them sent to you;

o   arranging to have our prospectuses distributed;

o   filing an annual information return for your plan with the IRS, if required;

o providing us with the information needed for running special nondiscrimination tests, if you have a 401(k) plan or if your plan accepts post-tax employee or employer matching contributions, and making any corrections if you do not pass the test;

o selecting interest rates and monitoring default procedures, if you elect to offer participant loans in your plan; and

o meeting the requirements of Section 404(c) under ERISA if you intend for your plan to comply with that section.

The plan recordkeeping services agreement contains other responsibilities of the employer relating to the administration and qualification of an employer's plan. All plans that elect the full-service plan recordkeeping option must enter into the recordkeeping services agreement. We will give you guidance and assistance in performing your responsibilities; however, you are ultimately responsible. Employers who use an individually designed or a prototype plan already have most of these responsibilities; therefore, adopting the Pooled Trust will not increase such responsibilities.

ADOPTING THE MOMENTUM PLUS(SM) PROGRAM


To adopt the Plan and Trust, you, as the employer, must complete and sign a participation agreement and complete certain other installation forms and agreements.


To adopt the Pooled Trust, a plan trustee must execute a Pooled Trust participation agreement. Return your completed participation agreement to the address specified on the form. You should keep copies of all completed forms for your own records. In addition, the employer or plan trustee, whichever applies, must complete a contract application in order to participate in the contract.

Your financial professional can help you complete the participation agreement and the contract application. We recommend that your tax or benefits adviser review the participation agreement.

The provisions of your plan or applicable laws or regulations may be more restrictive than the MOMENTUM PLUS(SM) contract. We reserve the right to amend the MOMENTUM PLUS(SM) contract without the consent of any other person to comply with laws and regulations that may apply.

36  The MOMENTUM PLUS(SM) program

6. Plan recordkeeping services

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We offer two plan recordkeeping options: basic recordkeeping or full-service recordkeeping. Employers must elect one of these options for each plan. Employers who elect the full-service recordkeeping option must adopt the Plan and Trust.


BASIC RECORDKEEPING OPTION

Our basic recordkeeping option includes:

o   accounting by participant;

o   accounting by source of contributions;

o plan administration manual and forms (including withdrawal, transfer, loan processing and account allocation forms);

o provision of annual 5500 series Schedule A report information for use in making the plan's annual report to the IRS and the DOL;

o   plan loan processing, if applicable; and

o   1099-R for defaulted loans.

For an additional fee, we will also, based on information submitted by employers, direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS. Employers who elect this service must enter into a written agreement with AXA Equitable. The written agreement specifies the fees for this service.

FULL-SERVICE RECORDKEEPING OPTION


A full-service recordkeeping option is available for employers who adopt the Plan and Trust. Under this option, we will provide the following plan recordkeeping services in addition to the services described above:

o   Plan and Trust documents approved by the IRS;

o assistance in interpreting the Plan and Trust, including plan installation and ongoing administrative support;


o   assistance in annual reporting with the IRS and the DOL;

o plan administration manual and forms (including withdrawal, transfer, loan processing and account allocation forms);

o   performance of vesting calculations;

o performance of special nondiscrimination tests applicable to Code Section 401(k) plans;

o   tracking of hardship withdrawal amounts in Code Section 401(k) plans;

o direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS; and

o   1099-R for defaulted loans.

Employers or plan trustees, as applicable, who elect the full-service recordkeeping option must sign a plan recordkeeping services agreement. This agreement specifies the fees for the recordkeeping services and describes any additional services that we will provide.

                                                 Plan recordkeeping services  37

7. Charges and expenses

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CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit value of each variable investment option:

o   A mortality and expense risks charge

o   An expense charge

We deduct the following charges from each retirement account value. When we deduct these charges from the variable investment options, we reduce the number of units credited to an account. Any portion of the charge deducted from the guaranteed interest option is withdrawn in dollars:

o   A quarterly administrative charge.

o   A withdrawal charge when you make certain withdrawals.

o   A loan set-up charge when a plan loan is made.

o A recordkeeping charge on the last business day of each calendar quarter if there is an active loan.

o Charges at the time annuity payments begin -- charges for state premium and other applicable taxes. An annuity administrative fee may also apply.

We also bill the employer directly an annual charge for plan recordkeeping services. More information about these charges appears below.

CHARGES UNDER THE CONTRACT

CHARGES TO VARIABLE INVESTMENT OPTIONS

We deduct a daily charge from the net assets in each variable investment option to compensate us for expense risks, mortality risks and other expenses. We deduct this charge daily at a guaranteed maximum annual rate of 1.35% for each variable investment option, of which 0.50% is for mortality risks, 0.60% is for expense risks and 0.25% is for other expenses.

The expense risk we assume is the risk that, over time, our actual expense of administering the contract will exceed the amounts we realize from the quarterly administrative expense charge, the expense charge and the loan charges. The mortality risk we assume is that annuitants, as a group, may live longer than anticipated under annuity payout options that depend on the life of an annuitant. We intend the charge for expenses to reimburse us for our costs in providing administrative services under the contract.

To the extent the above charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contract.

QUARTERLY ADMINISTRATIVE CHARGE

On the last business day of each calendar quarter, we deduct an administrative charge from each retirement account value to compensate us for administrative expenses relating to the contract. The charge is currently equal to a maximum charge of $7.50 or, if less, 0.50% of the total of the retirement account value plus the amount of any active loan. We deduct this charge from each variable investment option in a specified order based on the source of the contributions. We describe how we deduct this charge in more detail under "How We Deduct The Momentum Plus(SM) Quarterly Administrative Charge" in the SAI.


We will waive this charge for accounts of participants in plans that, prior to October 1, 1993, were using EQUI-VEST(SM) Corporate Trusteed, EQUI-VEST(SM) Unincorporated Trusteed, EQUI-VEST(SM) Annuitant-Owned HR-10 or Momentum(SM) as a funding vehicle, and which transferred assets to this contract, or if the retirement account value of the MOMENTUM PLUS(SM) account is at least $25,000 on the last business day of each calendar quarter. This charge will be prorated for the calendar quarter in which the employer's plan enrolls under the contract. The charge will not be prorated, however, if a participant enrolls during any subsequent calendar quarter. We reserve the right to increase this charge if our administrative costs increase. We will give employers or plan trustees 90 days' written notice of any increase.


You, as employer, may choose to have this quarterly administrative charge billed to you directly for plans with 10 or more participants. However, we reserve the right to deduct the charge from retirement account values if we do not receive payment from the employer.

CHARGE FOR PLAN RECORDKEEPING SERVICES

The annual charge for the basic plan recordkeeping option is $300 (prorated in the first year). We will bill this charge directly to the employer except for plans with 10 or fewer participants. This charge may be waived in certain cases. Employers may enter into a written agreement with us for direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS. We currently charge a $25 checkwriting fee for each check drawn under the service. We reserve the right to increase these charges if our plan recordkeeping costs increase. We will give employers or plan trustees, as applicable, 90 days' written notice of any increase.

There are additional charges if the employer or plan trustee, as applicable, elects to use our full-service plan recordkeeping option. The additional charges will be set out in the recordkeeping services agreement and will depend on the services used.

WITHDRAWAL CHARGE

We do not deduct a sales charge from contributions. However, we assess a charge on amounts withdrawn from retirement account val-

38  Charges and expenses
ues to help pay the various sales and promotional expenses incurred in selling the contract. The withdrawal charge does not apply after the employer's plan has participated in the contract for five years.

Unless the employer's plan has participated in the contract for five years, we deduct a withdrawal charge for:

o in-service withdrawals that are direct rollovers to an individual retirement account or another qualified plan not funded by an AXA Equitable contract;


o lump sum withdrawals from the variable investment options following a plan termination;

o lump sum withdrawals from the guaranteed interest option following a plan termination if the market value adjustment is less than the withdrawal charge; and

o   surrenders following a contract termination.

In order to give the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of any withdrawal charges from the retirement account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge.

The withdrawal charge is 6% of the amount withdrawn or, if less, 8.5% of vested contributions (less any prior withdrawal charges paid) made on behalf of the participant.

Forfeited retirement account value. If a portion of the retirement account value is forfeited under the terms of an employer's plan, we will assess a withdrawal charge only against vested contribution amounts. Under the basic plan recordkeeping option, the plan trustee must tell us the vested balance. No withdrawal charge applies to money in the forfeiture account that is reallocated to participant accounts. However, if you, as the employer or plan trustee, withdraw the forfeited amount from the contract before it is reallocated to other participants, we will charge you the balance of the withdrawal charge at that time.

WE WILL WAIVE THE WITHDRAWAL CHARGE IF:

o the amount withdrawn is applied to the election of a life annuity payout option;

o   you, the participant, die, retire or become disabled;

o you, the participant, have separated from service (see Section 402(d)(4)(A) of the Code as in effect under the Tax Reform Act of 1986);

o the amount withdrawn is intended to satisfy the Code's minimum distribution requirements (Section 401(a)(9)) applicable after you turn age 70-1/2;

o the amount withdrawn is defined as a "hardship withdrawal" pursuant to Treasury Regulation 1.401(k)-1(d)(2). A hardship withdrawal is never subject to a withdrawal charge;

o the amount withdrawn is the result of a request for a refund of "excess contributions" or "excess aggregate contributions" as such terms are defined in Section 401(k)(8)(B) and 401(m)(6)(B), respectively, of the Code, including any gains or losses, and the withdrawal is made no later than the end of the plan year following the plan year for which such contributions were made;

o the amount withdrawn is a request for a refund of "excess deferrals" as such term is defined in Section 402(g)(2) of the Code, including any gains or losses, provided the withdrawal is made no later than April 15th, following the calendar year in which such excess deferrals were made;

o the amount withdrawn is a request for a refund of contributions made due to a mistake of fact made in good faith, provided the withdrawal is made within 12 months of the date such contributions were made and such withdrawal does not include any earnings attributable to such contributions; or

o the amount withdrawn is a request for a refund of contributions that the employer disallowed as a deduction for federal income tax purposes, provided such withdrawal is made within 12 months after the disallowance and such withdrawal does not include any earnings attributable to such contributions.

PLAN LOAN CHARGES

We will deduct a $25 charge from the retirement account value when a plan loan is made. Also, we will deduct a recordkeeping charge of $6 from the retirement account value on the last business day of each calendar quarter if there is an active loan on that date. An "active loan" is the principal amount of any participant plan loan that has neither been repaid nor considered distributed under Section 72(p) of the Code.

We intend these charges to reimburse us for the added administrative costs associated with processing loans. The $6 per-quarter recordkeeping charge (but not the $25 set-up charge) will apply to takeover loans.

An employer may elect to pay these charges. We reserve the right to increase these administrative charges if our costs increase. We will give employers or plan trustees, as applicable, 90 days' written notice of any increase.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES


We deduct a charge designed to approximate certain taxes that may be imposed on us, such as state premium taxes in a participant's state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed on us varies by jurisdiction and ranges from 0% to 1%.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION ADMINISTRATION FEE

We deduct a fee of up to $350 from amounts applied to a Variable Immediate Annuity payout option. This option may not be available at the time you elect to begin receiving annuity payouts or it may have a different charge.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


o   Management fees ranging from 0.10% to 1.40%.


                                                        Charges and expenses  39

o   12b-1 fees of either 0.25% or 0.35% for Class IB/B and Class II shares.


o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative services fees, custodian fees and liability insurance.

o   Investment-related expenses, such as brokerage commissions.


These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses of the Trusts.


CHARGE REDUCTIONS UNDER SPECIAL CIRCUMSTANCES

For certain group arrangements, we may reduce certain charges. To qualify for these reductions or reduced charges, a group must meet certain requirements. We take factors such as our costs for sales, administration, the size of the group and frequency of contributions in account when reducing such charges. We also make charge reductions according to our rules in effect when we approve a contract for issue. Notwithstanding the above, we will not permit a reduction in charges where it will be unfairly discriminatory. All charge reductions are subject to any required governmental or regulatory approval.

40  Charges and expenses

8. Payment of death benefit

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DEATH BENEFIT AMOUNT

The death benefit is equal to the retirement account value, unless payments under an annuity payout option have already begun.

If the participant dies while a loan is outstanding, the unpaid loan balance will automatically default and be subject to federal income tax as a plan distribution.

DISTRIBUTION OF THE DEATH BENEFIT

If a participant dies before the entire benefit has been paid, the remaining benefits will be paid to the participant's beneficiary. If a participant dies before he or she begins receiving benefits, the law generally requires the entire benefit to be distributed no more than five years after death. There are exceptions:

(1) A beneficiary who is not the participant's spouse may elect payments over his or her life or a fixed period which does not exceed the beneficiary's life expectancy, provided payments begin within one year of death, or

(2) if the benefit is payable to the spouse, the spouse may elect to receive benefits over his or her life or a fixed period which does not exceed his/her life expectancy beginning any time up to the date the participant would have turned age 70-1/2.

If, at death, a participant was already receiving benefits, the beneficiary can continue to receive benefits based on the payment option selected by the participant.

Under the MOMENTUM PLUS(SM) contract, on the day we receive due proof of death, we automatically transfer the participant's retirement account value to the default option unless the beneficiary gives us other written instructions. We hold all monies in the default option until the beneficiary requests a distribution or transfer.

To designate a beneficiary or to change an earlier designation, you must have the employer send us a beneficiary designation form. Your spouse must consent in writing to a designation of any non-spouse beneficiary, as explained under "Tax information" later in this prospectus.

We are not responsible for any beneficiary change request that we do not receive.

BENEFICIARY'S PAYMENT OPTIONS

The beneficiary may elect to:

(a) receive the death benefit in a single sum,

(b) apply the death benefit to an annuity payout option we offer,

(c) apply the death benefit to provide any other form of benefit payment we offer, or

(d) have the death benefit credited to an account under the MOMENTUM PLUS(SM) contract maintained on behalf of the beneficiary in accordance with the beneficiary's investment allocation instructions.

If the beneficiary elects the last option then:

(1) the beneficiary will be entitled to delay distribution of his or her account as permitted under the terms of the employer's plan and the minimum distribution rules under federal income tax rules; and

(2) we will determine the value of the beneficiary's account at the time of distribution to the beneficiary which, depending upon investment gains or losses, may be worth more or less than the value of the beneficiary's initial account.

The beneficiary's choices may be limited by the terms of the plan, our rules in effect at the time and federal income tax rules.

                                                    Payment of death benefit  41

9. Tax information

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OVERVIEW

Employer retirement plans that may qualify for tax-favored treatment are governed by the provisions of the Code and ERISA. The Code is administered by the IRS. ERISA is administered primarily by the DOL.

Provisions of the Code and ERISA include requirements for various features including:

o   participation, vesting and funding;

o   nondiscrimination;

o   limits on contributions and benefits;

o   distributions;

o   penalties;

o   duties of fiduciaries;

o   prohibited transactions; and

o   withholding, reporting and disclosure.

It is the responsibility of the employer, plan trustee and plan administrator to satisfy the requirements of the Code and ERISA.


This prospectus does not provide detailed tax or ERISA information. The following discussion briefly outlines the Code provisions relating to contributions to and distributions from certain tax-qualified retirement plans, although some information on other provisions is also provided. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and regulations or other interpretations of them. In addition, federal tax laws and ERISA are continually under review by Congress, and any changes in those laws, or in the regulations pertaining to those laws, may affect the tax treatment of amounts contributed to tax-qualified retirement plans or the legality of fiduciary actions under ERISA. Any such change could have retroactive effects regardless of the date of enactment. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.


Certain tax advantages of a tax-qualified retirement plan may not be available under certain state and local tax laws. This outline does not discuss the effect of any state or local tax laws. It also does not discuss the effect of federal estate and gift tax laws (or state and local estate, inheritance and other similar tax laws). This outline assumes that the participant does not participate in any other qualified retirement plan. Finally, it should be noted that many tax consequences depend on the particular jurisdiction or circumstances of a participant or beneficiary.

We cannot provide detailed information on all tax aspects of the plans or contracts. Moreover, the tax aspects that apply to a particular person's plan or contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Rights or values under plans or contracts or payments under the contracts, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

You are purchasing or contributing to an annuity contract in connection with an employer plan qualified under Code Section 401 ("qualified plan"). You should be aware that using an annuity contract as the funding vehicle for a qualified plan does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as the contract's selection of investment funds, provision of a guaranteed interest account and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Beginning in 2006, certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans and other tax qualified retirement arrangements such as IRAs. For this purpose additional annuity contract benefits may include enhanced death benefits and guaranteed minimum income benefits. Currently we believe that these provisions would not apply to Momentum Plus contracts because of the type of benefits provided under the contract. However, you should consider the potential implication of these Regulations before you purchase this annuity contract.

The provisions of the Code and ERISA are highly complex. For complete information on these provisions, as well as all other federal, state, local and other tax considerations, qualified legal and tax advisers should be consulted.

TAX ASPECTS OF CONTRIBUTIONS TO A PLAN

Corporations, partnerships and self-employed individuals can establish qualified plans for the working owners and their employees who participate in the plan. Both employer and employee contributions to these plans are subject to a variety of limitations, some of which are discussed here briefly. See your tax adviser for more information. Violation of contribution limits may result in plan disqualification and/or imposition of monetary penalties. The trustee or plan administrator may make contributions on behalf of the plan participants which are

42  Tax information
deductible from the employer's federal gross income. Employer contributions which exceed the amount currently deductible are subject to a 10% penalty tax.


The limits on the amount of contributions that can be made and/or forfeitures that can be allocated to each participant in defined contribution plans is the lesser of $45,000 or 100% of the compensation or earned income for each participant. In 2007, the employer may not consider compensation in excess of $225,000 in calculating contributions to the plan. This amount will be adjusted for cost-of-living changes in future years in $5,000 increments, rounded to the next lowest multiple of $5,000. For self-employed individuals, earned income is defined so as to exclude deductible contributions made to all tax-qualified retirement plans, including Keogh plans, and takes into account the deduction for one-half the individual's self-employment tax. Deductions for aggregate contributions to profit-sharing plans may not exceed 25% of all participants' compensation.


A qualified plan may allow the participant to direct the employer to make contributions by entering into a salary reduction agreement with the employer under Section 401(k) of the Code ("elective deferrals"). The 401(k) plan, otherwise known as a cash or deferred arrangement, must not allow withdrawals of elective deferrals and the earnings on them before the earliest of the following events:

(1) reaching of age 59-1/2,

(2) death,

(3) disability,

(4) certain business dispositions and plan terminations, or

(5) termination of employment. In addition, in-service withdrawals of elective deferrals (but not earnings after 1988) may be made in the case of financial hardship.


A participant cannot elect to defer annually more than $15,500 in 2007 under all salary reduction arrangements with all employers in which the individual participates.

Participants who are at least age 50 at any time during 2007 can make an additional $5,000 of "catch-up" elective deferrals if their plan so permits.


Elective deferral contributions are generally made on a pre-tax basis. Beginning in 2006, if the employer's plan permits, an employee may designate some or all of salary reduction contributions as "designated Roth contributions," which are made on an after-tax basis to the 401(k) arrangement.

Employer matching contributions to a 401(k) plan for self-employed individuals are no longer treated as elective deferrals, and are treated the same as employer matching contributions for other employees.

A qualified plan must not discriminate in favor of highly compensated employees. Two special nondiscrimination rules limit contributions and benefits for highly compensated employees in the case of (1) a 401(k) plan and (2) any defined contribution plan, whether or not a 401(k) plan, which provides for employer matching contributions to employee post-tax contributions or elective deferrals. Generally, these nondiscrimination tests require an employer to compare the deferrals or the aggregate contributions, as the case may be, made by the eligible highly compensated employees with those made by the eligible non-highly compensated employees, although alternative simplified tests are available. Highly compensated participants include five percent owners and employees earning more than $100,000 for the prior year. (If desired, the latter group can be limited to employees who are in the top 20% of all employees based on compensation.) In addition, special "top heavy" rules apply to plans where more than 60% of the contributions or benefits are allocated to certain highly compensated employees known as "key employees."

Certain 401(k) plans can adopt a "SIMPLE 401(k)" feature which will enable the plan to meet nondiscrimination requirements without testing. The SIMPLE 401(k) feature requires the 401(k) plan to meet specified contribution, vesting, exclusive plan requirements and notice requirements.

Also, employers may adopt a safe harbor 401(k) arrangement. Under this arrangement, an employer agrees to offer a matching contribution equal to (a) 100% of salary deferral contributions up to 3% of compensation; and (b) 50% of salary deferral contributions that exceed 3% but are less than 5% of compensation. These contributions must be nonforfeitable. If the employer makes these contributions and gives proper notification to plan participants, the plan is not subject to nondiscrimination testing on salary deferral and above the contributions.

If a 401(k) plan or defined contribution plan with an employer match makes contributions to highly compensated employees exceeding applicable nondiscrimination limits for any plan year, the plan may be disqualified unless the excess amounts including earnings are distributed before the close of the next plan year. In addition, the employer is subject to a 10% penalty on any such excess contributions or excess aggregate contributions. The employer may avoid the penalty by distributing the excess contributions or excess aggregate contributions, plus income, within two and one-half months after the close of the plan year. Except where the distribution is de minimis (under $100), the participant receiving any such distribution is taxed on the distribution and the related income for the year of the excess contribution or excess aggregate contribution. Such a distribution is not treated as an impermissible withdrawal by the employee or an eligible rollover distribution and will not be subject to the 10% penalty tax on premature distributions.

Contributions to a 401(k) plan or a defined contribution plan as matching contributions, within the meaning of Section 401(m) of the Code, may not be deductible by the employer for a particular taxable year if the plan contributions are attributable to compensation earned by a participant after the end of the taxable year.

TAX ASPECTS OF DISTRIBUTIONS FROM A PLAN

Amounts held under qualified plans are generally not subject to federal income tax until benefits are distributed to the participant or other recipient. In addition, there will not be any tax liability for transfers of any part of the retirement account value among the investment options.

The various types of benefit payments include withdrawals, annuity payments and lump sum distributions. Each benefit payment made to the participant or other recipient is generally fully taxable as ordinary

                                                             Tax information  43
income. An exception to this general rule is made, however, to the extent a distribution is treated as a recovery of post-tax contributions made by the participant.

In addition to income tax, the taxable portion of any distribution may be subject to a 10% penalty tax. See "Penalty tax on premature distributions" in this section.

DESIGNATED ROTH CONTRIBUTION ACCOUNT


Section 402A of the Code provides that a qualified distribution from a designated Roth contribution account is not includible in income. A qualified distribution can only be made on specified events such as attaining age 59-1/2 or death. Also, because there can be no qualified distribution until after the expiration of a 5-year aging period beginning with the date an individual first makes a designated Roth contribution to a designated Roth account under the applicable retirement plan, the earliest a qualified distribution from a designated Roth contribution account could be made is 2011. Therefore, earnings attributable to a distribution from a designated Roth account may be includible in income. A nonqualified distribution from a designated Roth contribution account is treated as part return of basis, part earnings on pro-rata basis.


INCOME TAXATION OF WITHDRAWALS

The amount of any distribution prior to the annuity starting date is treated as ordinary income except to the extent the distribution is treated as a withdrawal of post-tax contributions. Withdrawals from a qualified plan are normally treated as pro rata withdrawals of post-tax contributions and earnings on those contributions. If the plan allowed withdrawals prior to separation from service as of May 5, 1986, however, all post-tax contributions made prior to January 1, 1987 may be withdrawn tax free prior to withdrawing any taxable amounts if properly accounted for by the plan.

As discussed in this section in "Certain rules applicable to plan loans," taking a loan or failing to repay an outstanding loan as required may, in certain situations, be treated as a taxable withdrawal.

INCOME TAXATION OF ANNUITY PAYMENTS

In the case of a distribution in the form of an annuity, the amount of each annuity payment is treated as ordinary income except where the participant has a cost basis in the annuity.

The cost basis is equal to the amount of after-tax contributions, plus any employer contributions that had to be included in gross income in prior years. If the participant has a cost basis in the annuity, a portion of each payment received will be excluded from gross income to reflect the return of the cost basis. The remainder of each payment will be includable in gross income as ordinary income. The excludable portion is based on the ratio of the participant's cost basis in the annuity on the annuity starting date to the expected return, generally determined in accordance with a statutory table, under the annuity as of such date. The full amount of the payments received after the cost basis of the annuity is recovered is fully taxable. If there is a refund feature under the annuity, the beneficiary of the refund may recover the remaining cost basis as payments are made. If the participant (and beneficiary under a joint and survivor annuity) die prior to recovering the full cost basis of the annuity, a deduction is allowed on the participant's (or beneficiary's) final tax return.

INCOME TAXATION OF LUMP SUM DISTRIBUTIONS

If benefits are paid in a lump sum, the payment may be eligible for the special tax treatment accorded lump sum distributions. In certain limited cases, a distribution may be eligible for the favorable ten-year averaging and long-term capital gain treatment. Please consult your tax adviser for information about your individual circumstances.

ELIGIBLE ROLLOVER DISTRIBUTIONS


Many types of distributions from qualified plans are "eligible rollover distributions" that can be rolled over directly (or by the individual within 60 days after receipt) to another qualified plan or a traditional individual retirement arrangement ("IRA"), an annuity contract under Section 403(b) of the Code or an eligible governmental employer retirement plan under Section 457 of the Code. An employee's surviving spouse beneficiary may roll over distributions to a qualified plan, IRA, 403(b) qualified annuity, or an eligible governmental employer Section 457 plan. Beginning in 2007, a non-spousal death beneficiary may also be able to make rollover contributions to an individual retirement plan under certain circumstances.

Beginning in 2008, direct rollover contributions may be made from eligible retirement plans to Roth IRAs under certain circumstances. To the extent a distribution is rolled over, it remains tax deferred. Distributions not rolled over directly are subject to 20% mandatory withholding. See "Federal income tax withholding" in this section.


The taxable portion of most distributions will generally be an "eligible rollover distribution" unless the distribution falls within the following list of exceptions:

o one of a series of substantially equal periodic payments is made (not less frequently than annually):

    (a) for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his or her designated beneficiary in accordance with IRS formulas, or

    (b) for a specified period of ten years or more.

o   a hardship withdrawal;

o   any distribution to the extent that it is a required distribution under
    Section 401(a)(9) of the Code (see "Distribution requirements and limits" below);

o certain corrective distributions in plans subject to Sections 401(k), 401(m) or 402(g) of the Code;

o loans that are treated as deemed distributions under Section 72(p) of the Code;

o P.S. 58 costs (incurred if the plan provides life insurance protection for participants);

o dividends paid on employer securities as described in Section 404(k) of the Code; and

o   a distribution to a non-spousal beneficiary.

44  Tax information

If a distribution is made to a participant's surviving spouse, or to a current or former spouse under a qualified domestic relations order, the distribution may be an eligible rollover distribution, subject to mandatory 20% withholding, unless one of the exceptions described above applies.

Amounts attributable to "designated Roth contributions" under a 401(k) plan may be rolled over to another designated Roth contribution separate account under a 401(k) plan or to a Roth IRA.

If there is a mandatory distribution provision in the employer's plan for certain small amounts, such a mandatory forced-out distribution is an eligible rollover distribution. Treasury Regulations require a direct rollover to a traditional IRA established for a plan participant who does not affirmatively designate an eligible retirement plan to receive such a mandatory distribution.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

An additional 10% penalty tax is imposed on all taxable amounts distributed to a participant who has not reached age 59-1/2 unless the distribution falls within a specified exception or is rolled over into an IRA or other eligible retirement plan.

The specified exceptions are for:

(a) distributions made on account of the participant's death or disability;

(b) distributions (which begin after separation from service) in the form of a life annuity or substantially equal periodic installments over the participant's life expectancy (or the joint life expectancy of the participant and the beneficiary);

(c) distributions due to separation from active service after age 55; and

(d) distributions used to pay certain extraordinary medical expenses.

FEDERAL INCOME TAX WITHHOLDING

Mandatory federal income tax withholding at a 20% rate will apply to all "eligible rollover distributions" unless the participant elects to have the distribution directly rolled over to another eligible retirement plan, including a qualified plan, an annuity contract under Section 403(b) of the Code, an eligible governmental employer plan under Section 457 of the Code or traditional IRA. See the description in this section of "Eligible rollover distributions."

For all other distributions, federal income tax must also be withheld on the taxable portion of pension and annuity payments, unless the recipient is eligible to elect out and elects out of withholding. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of the distribution. Special rules may apply to foreign recipients or United States citizens residing outside the United States. If a recipient does not have sufficient income tax withheld, or does not make sufficient estimated income tax payments, the recipient may incur penalties under the estimated income tax rules. Recipients should consult their tax advisers to determine whether they should elect out of withholding.

Requests not to withhold federal income tax must be made in writing prior to receiving payments and submitted in accordance with the terms of the employer plan. No election out of withholding is valid unless the recipient provides the recipient's correct Taxpayer Identification Number and a U.S. residence address.

STATE INCOME TAX WITHHOLDING

Certain states have indicated that pension and annuity withholding will apply to payments made to residents of such states. In some states a recipient may elect out of state income tax withholding, even if federal withholding applies. It is not clear whether such states may require mandatory withholding with respect to eligible rollover distributions that are not rolled over (as described in this section under "Eligible rollover distributions"). Contact your tax adviser to see how state withholding may apply to your payment.

DISTRIBUTION REQUIREMENTS AND LIMITS

Distributions from qualified plans must be made according to rules in the Code and Treasury Regulations and the terms of the plan, and generally must commence no later than April 1st of the calendar year following the calendar year in which the participant reaches age 70-1/2 (or retires from the employer sponsoring the plan, if later). Five percent owners of qualified plans must commence minimum distributions after age 70-1/2 even if they are still working. Distributions can generally be made:

(1) in a lump sum payment;

(2) over the life of the participant;

(3) over the joint lives of the participant and his or her designated beneficiary;

(4) over a period not extending beyond the life expectancy of the participant;
    or

(5) over a period not extending beyond the joint life expectancies of the participant and his or her designated beneficiary.

The plan document will specify the options available to participants.

The minimum amount required to be distributed in each year after minimum distributions are required to begin is described in the Code, Treasury Regulations and IRS guidelines. Beginning in 2006, certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans. For this purpose additional annuity contract benefits may include enhanced death benefits and guaranteed minimum income benefits. Currently we believe that these provisions would not apply to Momentum Plus contracts because of the type of benefits provided under the contract.

Regardless of whether a participant's death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the participant's death and reduces that number by one each subsequent year.

                                                             Tax information  45

If the participant dies after required distribution has begun, the rules require that payment of the remaining interest under the plan must be made at least as rapidly as under the method used prior to the participant's death. If a participant dies before required distribution has begun, the rules require that payment of the entire interest under the plan must be completed within five years after death, unless payments to a designated beneficiary begin within one year of the participant's death and are made over the beneficiary's life or over a period certain which does not extend beyond the beneficiary's life expectancy. If the surviving spouse is the designated beneficiary, the spouse may delay the commencement of such payments up until the date that the participant would have attained age 70-1/2. Distributions received by a beneficiary are generally given the same tax treatment the participant would have received if distribution had been made to the participant.

If there is an insufficient distribution in any year, a 50% tax may be imposed on the amount by which the minimum required to be distributed exceeds the amount actually distributed. Failure to have distributions made as the Code and Treasury Regulations require may result in plan disqualification.

SPOUSAL REQUIREMENTS

In the case of some qualified retirement plans, if a participant is married at the time benefit payments become payable, unless the participant elects otherwise with written consent of the spouse, the benefit must be paid in the form of a qualified joint and survivor annuity ("QJSA"). A QJSA is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount which is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, most plans require that a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

CERTAIN RULES APPLICABLE TO PLAN LOANS

The following are federal tax and ERISA rules that apply to loan provisions of all employer plans. Employer plans may have additional restrictions. Employers and participants should review these matters with their own tax advisers before requesting a loan. There will not generally be any tax liability with respect to properly made loans in accordance with an employer plan. A loan may be in violation of applicable provisions unless it complies with the following conditions:

o with respect to specific loans made by the plan to a plan participant, the plan administrator determines the interest rate, the maximum term and all other terms and conditions of the loan;

o in general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence;

o all principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly;


o the amount of a loan to a participant, when aggregated with all other loans to the participant from all qualified plans of the employer, cannot exceed the greater of $10,000 or 50% of the participant's non-forfeitable accrued benefits, and cannot exceed $50,000 in any event. This $50,000 limit is reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding balance of plan loans on the date the loan was made. Also, for the purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan is treated as still outstanding even after the default is reported to the IRS. The amount treated as outstanding (which limits any subsequent loan) includes interest on the unpaid balance.


o for loans made prior to January 1, 1987 and not renewed, modified, renegotiated or extended after December 31, 1986, the $50,000 maximum aggregate loan balance is not required to be reduced, the quarterly amortization requirement does not apply, and the term of a loan may exceed five years if used to purchase the principal residence of the participant or a member of his or her family, as defined in the Code;

o only 50% of the participant's vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant's vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security;

o loans must be available to all plan participants, former participants who still have account balances under the plan, beneficiaries and alternate payees on a reasonably equivalent basis;

o each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances;

o some plans provide that the participant's spouse must consent in writing to the loan; and

o plan loans can be made to sole proprietors partners and S Corporation owners under the same terms and conditions provided in the Code. However, the loan prohibition will continue to apply to IRA owners.

If the loan does not qualify under the conditions above, the participant fails to repay the interest or principal when due, or, in some instances, if the participant separates from service or the plan is terminated, the amount borrowed or not repaid may be treated as a distribution. The participant may be required to include as ordinary income the unpaid amount due and a 10% penalty tax on early distributions may apply. The plan should report the amount of the unpaid loan balance to the IRS as a distribution. See "Tax aspects of distributions from a plan" in this section.

The loan requirements and provisions of MOMENTUM PLUS(SM) shall apply regardless of the plan administrator's guidelines.

IMPACT OF TAXES TO AXA EQUITABLE

Under existing federal income tax rules, AXA Equitable does not pay tax on investment income and capital gains of the variable investment options if they are applied to increase the reserves under the contracts. Accordingly, AXA Equitable does not anticipate that it will incur any federal income tax liability attributable to income allocated to the variable annuity contracts participating in the variable investment options

46  Tax information
and it does not currently impose a charge for federal income tax on this income when it computes unit values for the variable investment options. If changes in federal tax laws or interpretations of them would result in our being taxed, then we may impose a charge against the variable investment options (on some or all contracts) to provide for payment of such taxes.

CERTAIN RULES APPLICABLE TO PLANS DESIGNED TO COMPLY WITH SECTION 404(C) OF
ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make and is responsible for the results of his or her own investment decisions.

Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor, and the plan sponsor may choose not to comply with Section 404(c).

The MOMENTUM PLUS(SM) program provides employer plans with the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the requirements of the DOL regulation are met. AXA Equitable and its representatives shall not be responsible if a plan fails to meet the requirements of Section 404(c).

                                                             Tax information  47

10. More information

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ABOUT SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A under provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account A invests solely in Class IA/A, IB/B or Class II shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2) to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5) to deregister Separate Account A under the Investment Company Act of 1940;

(6) to restrict or eliminate any voting rights as to Separate Account A;

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies; and

(8) to unilaterally change your contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.

We will notify MOMENTUM PLUS(SM) contract owners if any changes result in a material change in the underlying investments of a variable investment option. We may make other changes in the contracts that do not reduce any annuity benefit, retirement account value or other accrued rights or benefits.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees or Board of Directors, as applicable, of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolios' investment objectives, policies, restrictions, risks, expenses, multiple class distribution systems, its Rule 12b-1 plan relating to the Class IB/B or Class II shares and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed interest option, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The market value adjustment interests under the contracts, which are held in a separate account, are issued by AXA Equitable and are registered under the Securities Act of 1933. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The dis-

48  More information
closure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under the MOMENTUM PLUS(SM) contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our business day generally is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions. Our business day generally ends at 4:00 p.m., Eastern time for purposes of determining the date when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request, containing all the required information, reaches us on a non-business day or after the close of the business day, we will use the next business day.

o When a charge is to be deducted on a participation date anniversary that is a non-business day, we will deduct the charge on the next business day.

o Quarterly rebalancing will be processed on a calendar year basis and semi-annual or annual rebalancing will be processed on the first business day of the month. Any new request to elect automatic asset rebalancing or a change to your existing election will be processed on the day indicated on the properly completed form. Rebalancing will not be done retroactively.

CONTRIBUTIONS AND TRANSFERS


o Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.


o Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.


o Transfers to or from variable investment options will be made at the value next determined after the receipt of the transfer request.


o Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

ABOUT YOUR VOTING RIGHTS

As the owner of shares of the Trusts, we have the right to vote on certain matters involving the portfolios, such as:

o   the election of trustees; or

o   the formal approval of independent auditors selected for each Trust; or

o any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give participants or plan trustees, whichever applies, the opportunity to instruct us how to vote the number of shares attributable to their retirement account values if a shareholder vote is taken. If we do not receive instructions in time from all participants or plan trustees, as applicable, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that participants or plan trustees, whichever applies, vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our policyowners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require participant or plan trustee approval, participants or plan trustees will be entitled to one vote for each unit they have in the variable investment options. Each participant who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by participants or plan trustees, as applicable.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

IRS DISQUALIFICATION

If a retirement plan funded by the MOMENTUM PLUS(SM) contract is found not to qualify under federal income tax rules, we may terminate participation in the MOMENTUM PLUS(SM) program and pay the participant, the plan trustee or other designated person, the retirement account value balance. We will, however, make a deduction for any federal income tax payable by us because of the non-qualification.

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ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the contracts' distribution.

FINANCIAL STATEMENTS

The financial statements of Separate Account No. A, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-528-0204.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by AXA Advisors, LLC ("AXA Advisors"). AXA Advisors serves as principal underwriter of Separate Account A. The offering of the contracts is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable and under the common control of AXA Financial, Inc. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). AXA Advisors' principal business address is 1290 Avenue of the Americas, New York, NY 10104. AXA Advisors also acts as a distributor for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. Contracts are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with AXA Advisors ("Selling broker-dealers"). AXA Advisors is under the common control of AXA Financial, Inc.

AXA Equitable pays compensation to AXA Advisors based on contracts sold.

Compensation paid to AXA Advisors is based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation") and will generally not exceed 6.0% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable on the sale of a contract to the AXA Advisors financial professional and/or Selling broker-dealer making the sale. The contribution-based compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

AXA Advisors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by it or on its behalf. AXA Advisors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or MOMENTUM PLUS(SM) on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or, in the case of conference support, such payments may be a fixed amount. AXA Advisors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Advisors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of AXA Advisors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

AXA Advisors will receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. AXA Advisors or its affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios. In connection with portfolios offered through unaffiliated insurance trusts, AXA Advisors or its affiliates may also receive other payments from the advisers of the portfolios or its affiliates for providing distribution, administrative and/or shareholder support services.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of the NASD, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product


50  More information
category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any contribution- based compensation paid by AXA Equitable to AXA Advisors will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable NASD rules and other laws and regulations.


                                                            More information  51

Appendix: Condensed financial information

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The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under each contract series at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of 1.35%. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2006.

-------------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                          ---------------------------------------------------------
                                                            1997        1998         1999        2000        2001
-------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $136.14     $158.63      $184.34     $179.45     $173.76
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                           439         375          321         244         222
-------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $171.96     $170.12      $199.45     $170.92     $126.48
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                         1,220       1,098          878         671         495
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $171.56     $160.53      $153.05     $137.94     $137.35
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                           110         100           82          66          52
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                          ---------------------------------------------------------
                                                            2002         2003         2004      2005         2006
-------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --     $109.15      $120.37     $128.35     $149.25
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --           2
-------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --     $102.15      $106.84     $107.98     $113.31
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --     $104.14      $110.70     $112.75     $120.97
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --           1
-------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $149.96     $176.67      $189.96     $196.88     $214.80
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                           312         243          192         155         118
-------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --     $107.96      $118.95     $125.17     $141.40
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --           3           4
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $ 88.98     $121.02      $134.16     $143.57     $149.25
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                           365         301          242         185         136
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $106.72     $109.22      $111.93     $112.36     $115.02
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                             2           2            2           2           1
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $ 78.97     $ 99.83      $110.43     $116.52     $120.85
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --           1            2           2           3
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $131.83     $159.80      $171.74     $175.05     $190.32
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            38          36           32          26          25
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $ 78.06     $103.45      $120.32     $137.03     $169.41
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --           1            1           1          --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $ 76.42     $ 96.60      $104.52     $110.05     $123.30
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --           1            1           1           1
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $ 68.79     $ 87.45      $ 92.02     $ 97.58     $ 96.37
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --           1            1           2           3
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $ 79.08     $102.26      $115.43     $121.96     $143.57
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                             1           1           1            1           1
-------------------------------------------------------------------------------------------------------------------


I-1 Appendix: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2006. (CONTINUED)

-------------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                          ---------------------------------------------------------
                                                            1997        1998         1999        2000        2001
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $207.00     $264.22      $326.32     $276.76     $244.28
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                         1,192       1,133        1,032         792         561
-------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $179.60     $214.14      $250.67     $269.45     $262.37
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                           183         209          217         183         149
-------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $114.78     $122.00      $120.52     $129.80     $138.49
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            77          76           63          34          33
-------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $107.89     $117.68      $159.96     $121.48     $ 92.42
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            85          87           84          69          58
-------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --      $116.36     $ 93.68     $ 70.27
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --            6          23          25
-------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $127.99     $137.23      $132.67     $145.91     $155.87
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            37          47           41          37          40
-------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $125.54     $118.55      $149.59     $168.23     $144.34
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                             8          41           34          48          50
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Bernstein Value
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --     $ 95.93     $ 94.36
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          25
-------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --      $107.57     $103.04     $ 86.71
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --      $122.56     $ 99.43     $ 74.09
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --           2           3
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --      $129.55     $103.40     $ 80.69
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --           1
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                          ---------------------------------------------------------
                                                            2002         2003         2004      2005         2006
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $ 62.00     $ 85.76      $ 94.53     $101.07     $109.30
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                             1           2            2           2           1
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $ 73.69     $102.21      $116.15     $123.01     $139.22
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --           1            1           1           1
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $ 56.63     $ 88.06      $ 91.21     $100.12     $105.98
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --           2            9           6           5
-------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $161.06     $238.22      $268.85     $277.33     $303.59
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                           398         334          267         213         157
-------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $204.30     $263.52      $292.92     $305.63     $358.32
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                           117          97           83          70          56
-------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $148.72     $150.23      $151.46     $151.65     $154.67
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            42          32           25          19          18
-------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $ 82.14     $109.74      $128.25     $146.24     $178.63
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                           260         211          173         147         119
-------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $ 47.72     $ 58.00      $ 62.01     $ 70.31     $ 68.99
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            23          20           18          11           9
-------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $165.98     $169.96      $174.39     $175.92     $180.65
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            38          35           26          23          20
-------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $ 99.56     $138.76      $156.42     $172.50     $185.94
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            47          45           39          31          25
-------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Bernstein Value
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $ 80.39     $102.10      $114.26     $118.25     $142.33
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            25          26           26          26          21
-------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --     $103.62     $113.64
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --     $ 99.46      $101.67     $107.84     $107.93
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --      $106.97     $112.02     $128.16
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $ 62.91     $ 79.41      $ 81.14     $ 87.05     $ 90.37
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --            1           1           1
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $ 53.83     $ 65.83      $ 68.54     $ 71.07     $ 75.30
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                             3           2            2           2           2
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $ 67.62     $ 88.47      $ 99.16     $114.58     $134.79
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                             2           2            1           1           1
-------------------------------------------------------------------------------------------------------------------


                                   Appendix: Condensed financial information I-2

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2006. (CONTINUED)

-------------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                          ---------------------------------------------------------
                                                            1997        1998         1999        2000        2001
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --      $106.78     $111.57     $107.84
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --           1          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --      $101.64     $103.87     $100.40
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $214.58     $271.11      $321.97     $287.20     $249.47
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                           231         283          304         253         203
-------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --      $106.57     $ 92.82     $ 75.99
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --     $ 99.98     $ 85.40
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --           1
-------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --     $ 83.08      $ 83.43     $ 86.54     $ 88.78
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --           2            7          11          23
-------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --     $101.60      $ 98.87     $104.15     $ 95.74
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --           2           11          16          17
-------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --     $ 83.94     $ 63.79
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                          ---------------------------------------------------------
                                                            2002         2003         2004      2005         2006
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $ 80.14     $103.95      $113.73     $119.00     $131.55
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            20          19           16          14          12
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $ 75.60     $101.72      $109.71     $114.69     $124.41
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                             1           2            2           2           2
-------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --     $103.97     $110.74
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --          --     $108.47
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $191.48     $242.05      $263.88     $272.46     $310.13
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                           146         131          110          85          66
-------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --     $ 97.49     $ 99.47
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $ 56.96     $ 77.66      $ 82.00     $ 84.10     $ 87.84
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                             1           1            1           1           1
-------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $ 68.69     $ 97.31      $111.38     $116.88     $128.60
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                             4           4            6           5           5
-------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $ 74.70     $ 98.20      $114.17     $125.38     $139.14
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            35          39           41          40          34
-------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --          --     $108.22
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --     $105.04     $116.27
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --     $116.53     $136.61
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --           1           1
-------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --     $115.00     $142.55
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $107.02     $109.13      $112.07     $113.01     $116.08
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                             1           1            1           2           3
-------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $ 76.45     $ 95.64      $104.61     $107.25     $127.37
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            18          18           16          16          14
-------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $ 43.85     $ 54.45      $ 60.24     $ 63.76     $ 63.64
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                             4           2            3           3           3
-------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --     $106.40     $112.14
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --           1
-------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --     $ 99.99     $100.44
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------


I-3 Appendix: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2006. (CONTINUED)

-------------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                          ---------------------------------------------------------
                                                            1997        1998         1999        2000        2001
-------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --          --     $105.90
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --     $ 98.58      $115.67     $127.60     $132.83
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --           2           14          18          27
-------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --      $137.09     $118.59     $ 91.80
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --           3           3
-------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --     $107.73      $184.57     $147.79     $ 96.14
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --           7           87         142         140
-------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --      $104.48     $102.36     $ 84.83
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --           1          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $116.21     $120.76      $125.06     $131.10     $134.30
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                           325         322          331         231         220
-------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Small Cap Value
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --      $ 97.34     $113.81     $132.19
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --           3
-------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Growth
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                          ---------------------------------------------------------
                                                            2002         2003         2004      2005         2006
-------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --     $105.98     $122.55
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --     $105.61     $117.41
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --     $111.48     $123.64
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $ 92.39     $119.52      $130.30     $142.31     $153.47
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                             1           4            5           5           7
-------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $109.20     $141.34      $154.16     $156.58     $186.77
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            28          26           24          19          14
-------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $ 75.49     $ 95.36      $114.43     $125.13     $155.15
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            17          16           17          17          20
-------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $ 62.29     $ 79.46      $ 88.28     $ 95.95     $100.90
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            94          87           77          55          42
-------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $ 66.10     $ 79.58      $ 87.46     $ 92.49     $103.05
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                             1           1            1          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $134.47     $133.74      $133.29     $135.29     $139.78
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                           162         109           77          63          56
-------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --      $104.66     $108.83     $115.90
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --          --     $109.32
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --          --     $110.99
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --     $ 99.34     $ 98.39
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --           --     $ 99.79     $102.35
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Small Cap Value
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $112.34     $152.25      $175.88     $181.65     $208.07
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                             6           8           11          10           8
-------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Growth
-------------------------------------------------------------------------------------------------------------------
Unit value                                                     --          --      $114.58     $121.50     $132.10
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $ 81.52     $117.31      $136.18     $140.06     $162.65
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                            --           1            3           3           5
-------------------------------------------------------------------------------------------------------------------


                                   Appendix: Condensed financial information I-4

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2006. (CONTINUED)

-------------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                          ---------------------------------------------------------
                                                            1997        1998         1999        2000        2001
-------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-------------------------------------------------------------------------------------------------------------------
Unit value                                                   --          --             --         --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                          --          --             --         --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-------------------------------------------------------------------------------------------------------------------
Unit value                                                   --          --             --         --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                          --          --             --         --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-------------------------------------------------------------------------------------------------------------------
Unit value                                                   --          --             --         --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                          --          --             --         --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-------------------------------------------------------------------------------------------------------------------
Unit value                                                   --      $86.23        $166.52     $98.49      $92.15
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                          --           1             11         17          16
-------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------
Unit value                                                   --          --             --         --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                          --          --             --         --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-------------------------------------------------------------------------------------------------------------------
Unit value                                                   --          --             --         --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                          --          --             --         --          --
-------------------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
-------------------------------------------------------------------------------------------------------------------
Unit value                                                   --          --             --         --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                          --          --             --         --          --
-------------------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
-------------------------------------------------------------------------------------------------------------------
Unit value                                                   --          --             --         --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                          --          --             --         --          --
-------------------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
-------------------------------------------------------------------------------------------------------------------
Unit value                                                   --          --             --         --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                          --          --             --         --          --
-------------------------------------------------------------------------------------------------------------------
 Target 2045 Allocation
-------------------------------------------------------------------------------------------------------------------
Unit value                                                   --          --             --         --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                          --          --             --         --          --
-------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
-------------------------------------------------------------------------------------------------------------------
Unit value                                                   --          --             --         --          --
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                          --          --             --         --          --
-------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                          ---------------------------------------------------------
                                                            2002         2003         2004      2005         2006
-------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-------------------------------------------------------------------------------------------------------------------
Unit value                                                    --           --      $111.22     $114.10     $108.04
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                           --           --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-------------------------------------------------------------------------------------------------------------------
Unit value                                                    --           --      $109.23     $117.46     $132.28
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                           --           --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-------------------------------------------------------------------------------------------------------------------
Unit value                                                    --           --           --     $104.28     $119.24
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                           --           --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-------------------------------------------------------------------------------------------------------------------
Unit value                                                $85.53      $131.57      $160.53     $210.28     $284.32
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                           14           15           17          18          18
-------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------
Unit value                                                    --           --           --     $123.73     $133.37
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                           --           --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-------------------------------------------------------------------------------------------------------------------
Unit value                                                    --           --           --     $119.04     $142.84
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                           --           --           --          --           1
-------------------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
-------------------------------------------------------------------------------------------------------------------
Unit value                                                    --           --           --          --     $108.31
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                           --           --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
-------------------------------------------------------------------------------------------------------------------
Unit value                                                    --           --           --          --     $109.27
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                           --           --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
-------------------------------------------------------------------------------------------------------------------
Unit value                                                    --           --           --          --     $110.15
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                           --           --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 Target 2045 Allocation
-------------------------------------------------------------------------------------------------------------------
Unit value                                                    --           --           --          --     $110.94
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                           --           --           --          --          --
-------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
-------------------------------------------------------------------------------------------------------------------
Unit value                                                    --      $106.81      $143.38     $165.14     $224.29
-------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                           --           --           --           1           2
-------------------------------------------------------------------------------------------------------------------


I-5 Appendix: Condensed financial information

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                            Page


Who is AXA Equitable?                                                         2
Additional information about the MOMENTUM PLUS(SM) program                    2

Accumulation unit values                                                      3
Description of contribution sources for the MOMENTUM PLUS(SM) program         3
How we deduct the MOMENTUM PLUS(SM) quarterly administrative charge           3
Custodian and independent registered public accounting firm                   4
Distribution of the contracts                                                 4
ERISA information statement                                                   4
Financial statements                                                          5

How to Obtain a MOMENTUM PLUS(SM) Statement of Additional Information for Separate Account A

Call 1-800-528-0204 or send this request form to:
 AXA Equitable
 Defined Contribution Services
 P.O. Box 8095
 Boston, MA 02266-8095

.................................................................................

Please send me a MOMENTUM PLUS(SM) SAI dated May 1, 2007.



--------------------------------------------------------------------------------
Name:


--------------------------------------------------------------------------------
Address:


--------------------------------------------------------------------------------
City           State    Zip


888-1310A                                                                  x1525

Momentum Plus(SM)
A group variable and fixed deferred annuity contract


STATEMENT OF ADDITIONAL INFORMATION DATED
MAY 1, 2007

--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related Momentum Plus(SM) prospectus, dated May 1, 2007. That prospectus provides detailed information concerning the contract and the variable investment options, as well as the fixed interest option, that fund the contract. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. The fixed interest options are part of AXA Equitable's general account. Definitions of special terms used in the SAI are found in the prospectus.


On September 7, 2004, our name was changed from "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company."

A copy of the prospectus is available free of charge by writing the processing office at AXA Equitable, Defined Contribution Services,P.O. Box 8095, Boston, MA 02266-8095, by calling toll free, 1-800-528-0204, or by contacting your financial professional.

TABLE OF CONTENTS


Who is AXA Equitable?                                                        2

Additional information about the Momentum
     Plus(SM) program                                                        2
Accumulation unit values                                                     3
Description of contribution sources for the
     Momentum Plus(SM) program                                               3
How we deduct the Momentum Plus(SM) quarterly
     administrative charge                                                   3
Custodian and independent registered public accounting firm                  4
Distribution of the contracts                                                4
ERISA information statement                                                  4
Financial statements                                                         5


              Copyright 2007 AXA Equitable Life Insurance Company
            1290 Avenue of the Americas, New York, New York 10104.
All rights reserved. Momentum Plus(SM) is a service mark of AXA Equitable Life
                               Insurance Company.


888-1310A

                                                                          x01526

WHO IS AXA EQUITABLE?

AXA Equitable is a wholly owned subsidiary of AXA Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings Inc., and the following affiliated companies: AXA Corporate Solutions Reinsurance Company ("AXA Corporate Solutions") and AXA Belgium SA. AXA holds its interest in AXA America Holdings, Inc. and AXA Corporate Solutions, directly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.


ADDITIONAL INFORMATION ABOUT THE MOMENTUM PLUS(SM) PROGRAM


Plan eligibility requirements

Under the Plan, the employer specifies the eligibility requirements for its plan in the participation agreement. The employer may exclude any employee who has not attained a specified age (not to exceed 21) and completed a specified number of years (not to exceed two) in each of which he completed 1,000 hours of service. The employer may not require more than one year of eligibility service for a 401(k) plan.

The Plan provides that a sole proprietor, partner or shareholder may elect not to participate in the plan. However, provisions of the Code may require that the plan cover all employees even if they previously elected not to participate.

Vesting under the Plan

Vesting refers to the nonforfeitable portion of a participant's retirement account value and loans attributable to employer and matching contributions under the Plan. The participant's retirement account value attributable to salary deferral contributions, post-tax employee contributions, prior plan contributions, qualified non-elective, rollover, Roth contributions, Roth rollover contributions and qualified matching contributions is nonforfeitable at all times.


A participant becomes fully vested in all benefits if still employed at death, disability, attainment of normal retirement age or upon termination of the plan. A participant who terminates employment before that time, forfeits any benefits that are not already vested under the plan's vesting schedule.

Benefits generally must vest in accordance with any of the schedules below or one at least as favorable to participants as Schedule B or C:

-----------------------------------------------------------
Years     Schedule A   Schedule B   Schedule C   Schedule D
of        Vested       Vested       Vested       Vested
Service   Percentage   Percentage   Percentage   Percentage
-----------------------------------------------------------
    1           0%           0%           0%         100%
    2         100           20            0          100
    3         100           40          100          100
    4         100           60          100          100
    5         100           80          100          100
    6         100          100          100          100
-----------------------------------------------------------

If the plan requires more than one year of service for participation, it must use Schedule D or one at least as favorable to participants.


If the plan is not "top heavy" and does not require more than one year of service for participation, an employer may, in accordance with provisions of the Plan, instead elect one of the following vesting schedules for employer matching contributions or one at least as favorable to participants:


-----------------------------------------------------------
                Schedule E   Schedule F
Years of        Vested       Vested
Service         Percentage   Percentage
-----------------------------------------------------------
  Less than 2         0%           0%
       2             20            0
       3             40          100
       4             60          100
       5             80          100
       6            100          100
-----------------------------------------------------------

Matching contributions are required to vest at least as quickly as under a 3-year cliff or a 6-year "graded vesting" schedule. The 6-year schedule requires 20% vesting after 2 years of service, increasing 20% per year thereafter.

Benefit distributions

To begin receiving benefits (including annuity payments) under a Plan, your employer must send us your properly completed election of benefits form and, if applicable, beneficiary designation form. If we receive your properly completed forms, you will be eligible to receive a distribution as follows:


---------------------------------------------------------------------
                       Form received
                       at the                  When eligible
Type of                processing              to receive
distribution           office                  distribution
---------------------------------------------------------------------
Single Sum             N/A                     The 1st business day
Payments                                       that is 7 calendar
                                               days after we receive
Annuities                                      the form.
---------------------------------------------------------------------
In-Service             N/A                     The business day on
Withdrawals                                    which we receive the
                                               form.
Hardship
Withdrawals

Withdrawals of
Post-Tax
Employee
Contributions
---------------------------------------------------------------------
Installment Payments   1st through 25th        The 1st business day
                       business day of         of the following cal-
                       month inclusive. 26th   endar month. The 1st
                       through 31st busi-      business day of the
                       ness day of month       second following
                       inclusive.              calendar month.
---------------------------------------------------------------------
In order for you to begin receiving benefits (including annuity payments) under an individually designed or prototype defined contribution plan, your employer must send us a properly completed request for disbursement form. We will send single sum payments to your plan trustee as of the close of business on the business day we receive a properly completed form. If you wish to receive annuity payments, your plan trustee may purchase an annuity contract from us. The annuity contract will be purchased on the business day we receive a properly completed form, and payments will commence as of that business day.

ACCUMULATION UNIT VALUES

Accumulation unit values are determined at the end of each valuation period for each of the variable investment options. Other annuity contracts and certificates that participate in Separate Account A also have their own accumulation unit values for the variable investment options. The unit values for these other contracts and certificates may be different from those for Momentum Plus(SM).

The accumulation unit value for an variable investment option for any valuation period is equal to: (i) the accumulation unit value for the preceding valuation period multiplied by (ii) the net investment factor for that variable investment option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

       (a)
       (-) - c
       (b)

where:

(a) is the value of the variable investment option's shares of the cor responding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and other fees and direct expenses of such trusts.

(b) is the value of the variable investment option's shares of the cor responding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c) is the daily asset charge for expenses of Separate Account A mul tiplied by the number of calendar days in the valuation period.

DESCRIPTION OF CONTRIBUTION SOURCES FOR THE MOMENTUM PLUS(SM) PROGRAM

These are the sources of contributions under qualified plans:

Employer contributions

These are contributions made to a plan for the benefit of participants and beneficiaries by the employer not covered by the remaining sources.

Matching contributions


These are employer contributions that are allocated to a participant's account under a plan by reason of the participant's non-Roth post-tax contributions, Roth contributions or pre-tax salary deferral contributions to the plan.


Post-tax contributions


These are non-Roth after-tax contributions made by a participant in accordance with the terms of a plan.


Roth contributions


These are post-tax salary deferral contributions made to a 401(k) plan pursuant to Section 402A of the Code.


Salary deferral contributions


These are pre-tax contributions to a plan that are made pursuant to a cash or deferred election (normally in accordance with the terms of a qualified cash or deferred arrangement under Section 401(k) of the Code).


Prior plan contributions

These are contributions transferred to a plan from another profit sharing plan of the same employer.

Prior pension contributions

These are contributions transferred from another qualified plan which require separate accounting pursuant to Revenue Ruling 94-76.

Rollover contributions


These are contributions transferred or rolled over to a plan from another qualified plan, an IRA, a tax sheltered annuity satisfying Section 403(b) of the Code or a governmental employer plan satisfying Section 457 of the Code.


Roth rollover contributions

These are contributions transferred or rolled over from another qualified plan or a tax sheltered annuity satisfying Section 403(b) of the Code which require separate accounting under Section 402A of the Code.

Qualified non-elective and qualified matching contributions


These are employer contributions made pursuant to the terms of a plan subject to either or both of the special nondiscrimination tests applicable to plans that are subject to Section 401(k) (qualified cash or deferred arrangements) or
Section 401(m) (applicable to plans that accept matching contributions and/or post-tax contributions) of the Code. Employers make such qualified non-elective and qualified matching contributions to meet the nondiscrimination requirements of Section 401(k) and/or 401(m) of the Code. This source is called the employer 401(k) Account in the Plan.


HOW WE DEDUCT THE MOMENTUM PLUS(SM) QUARTERLY ADMINISTRATIVE CHARGE

Each calendar quarter we currently deduct an administrative charge of $7.50 or, if less, 0.50% of the total of your retirement account value plus the amount of any active loan from your retirement account value. We will deduct this charge in a specified order of contribution sources and investment options. The order of contribution sources is: employer contributions, matching contributions, qualified non-elective and qualified matching contributions, prior plan contributions, elective contributions and post-tax contributions. The order of investment options is: guaranteed interest account option, EQ/AllianceBernstein Common Stock, AXA Moderate Allocation, Multimanager Aggressive Equity*, EQ/Money Market, EQ/AllianceBernstein Intermediate Government Securities, EQ/AllianceBernstein Quality Bond, EQ/AllianceBernstein Growth and Income**, EQ/Equity 500 Index, Multimanager High Yield*, EQ/AllianceBernstein International, EQ/AllianceBernstein Small Cap Growth options and pro rata from the remainder of the investment options, based on your account value in each of these options. The last contribution sources are the variable investment options funded through the remaining Trust portfolios. If necessary we will deduct the administrative charge on a pro rata basis from these options.

For example, on the last business day of a calendar quarter we will first attempt to deduct the administrative charge from employer contributions within the guaranteed interest account option. If there is no money in the guaranteed interest account option, we will attempt to deduct the charge from the EQ/AllianceBernstein Common Stock option, then AXA Moderate Allocation, etc. If there are no employer contributions in any of the investment options, we will go to the next contribution source, employer matching contributions, and attempt to deduct the charge from the investment options in the same order described above.


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for shares of the Trusts owned by Separate Account A.


The financial statements of the Separate Account at December 31, 2006 and for each of the two years in the period ended December 31, 2006, and the consolidated financial statements of AXA Equitable at December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of AXA Equitable at December 31, 2005 and for each of the two years in the period ended December 31, 2005 are also included in this SAI in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on the consolidated financial statements of AllianceBernstein L.P., on (i) the consolidated financial statements of AllianceBernstein L.P. as of December 31, 2005 and for each of the years in the two-year period ended December 31, 2005, and the December 31, 2005 financial statement schedule, and (ii) the financial statements of AllianceBernstein Holding L.P. (together "AllianceBernstein", formerly "Alliance") as of December 31, 2005 and for each of the years in the two-year period ended December 31, 2005. The reports are given on the authority of said firm as experts in auditing and accounting.

KPMG LLP was AllianceBernstein's independent registered public accounting firm as of December 31, 2005 and for each of the years in the two year period ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as AllianceBernstein's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable, and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2006, 2005 and 2004. AXA Equitable paid AXA Advisors as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $672,531,658 in 2006, $588,734,659 in 2005 and $567,991,463 in 2004.
Of these amounts, AXA Advisors retained $339,484,801, $293,075,553 and $289,050,171, respectively.


ERISA INFORMATION STATEMENT

The U.S. Department of Labor has issued a class exemption (PTE 84-24) with respect to certain transactions involving insurance company products and employee benefit plans subject to ERISA. When applicable, the exemption requires that certain information be provided to the Plan and that the employer or other appropriate fiduciary acknowledge receipt of the information and approve the transaction. AXA Equitable, AXA Network, LLC ("AXA Network"), AXA Advisors and the Financial Professional(s) listed on the Associate Information Form are providing you with this Information Statement, even though this Information Statement may not be required under PTE 84-24 with respect to this transaction. AXA Network is a licensed insurance agency and AXA Advisors is a registered broker-dealer. Each is an affiliate of AXA Equitable. AXA Equitable has retained its affiliate AXA Network as its general agent to distribute AXA Equitable policies and contracts through the Financial Professionals. AXA Network is responsible for all administrative and operational functions in connection with the distribution of AXA Equitable products by the Financial Professionals, including training, wholesaling support and other marketing functions. AXA Equitable pays compensation to AXA Network, as its distributor, which covers compensation to the Financial Professionals responsible for the sale. Each licensed Financial Profes-



----------------------
* This reflects the investment option's name change effective on or about May 29, 2007, subject to regulatory approval. The investment options' names will remain AXA Premier VIP Aggressive Equity and AXA Premier VIP High Yield until on or about May 29, 2007, respectively.

** Subject to regulatory approval, we anticipate that the EQ/AllianceBernstein
   Growth and Income, a variable investment option (the "replaced option"), will be merged into the EQ/AllianceBernstein Value, a variable investment option (the "surviving option"), on or about August 20, 2007. Please see the supplement included with the prospectus for more information.

sional of AXA Advisors named ("Financial Professional") will receive compensation from AXA Equitable for the sale and servicing of a Momentum Plus(SM) contract. ("Servicing" does not include recordkeeping or administration of the Plan or Trust.) The maximum compensation payable in the aggregate to those Financial Professionals on each sale of this Momentum Plus(SM) Contract is shown in the Schedule of Maximum Commissions and Service Fees below. Under an agreement with AXA Network, no Financial Professional is permitted to sell to the Plan insurance or annuity products of other insurance companies without first obtaining the consent of AXA Equitable.

Schedule of Maximum Commission and Service Fees: AXA Network pays premium-based compensation on Momentum Plus(SM) contracts. If more than one Financial Professional is involved, compensation is divided between them. Premium-based compensation is paid at a rate of 2.0% on all contributions made. Compensation is not payable on transfers to the contract from another AXA Equitable funding vehicle. No direct or indirect compensation or other consideration will be paid to the plan fiduciary signing below or to any other plan fiduciary as a result of the participation of the plan and trust in the Momentum Plus(SM) contract.

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.....................................     FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2006..................................     FSA-3
   Statements of Operations for the Year Ended December 31, 2006............................     FSA-33
   Statements of Changes in Net Assets for the Years Ended December 31, 2006 and 2005.......     FSA-45
   Notes to Financial Statements............................................................     FSA-64


AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Registered Public
 Accounting Firm............................................................................     F-1
   Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2006 and 2005..................................     F-2
Consolidated Statements of Earnings, Years Ended December 31, 2006, 2005 and 2004...........     F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive Income,
     Years Ended December 31, 2006, 2005 and 2004...........................................     F-4
   Consolidated Statements of Cash Flows, Years Ended December 31, 2006, 2005 and 2004......     F-5
   Notes to Consolidated Financial Statements...............................................     F-7


                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account A of AXA Equitable Life Insurance Company:



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A at December 31, 2006, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2006 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
New York, New York
April 20, 2007


                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2006


                                                          AXA Aggressive  AXA Conservative   AXA Conservative-
                                                            Allocation       Allocation       Plus Allocation
                                                         --------------- ------------------ -------------------
Assets:
Investments in shares of The Trusts, at fair value .....   $77,408,621       $18,937,104        $41,481,453
Receivable for The Trusts shares sold ..................            --                --                 --
Receivable for policy-related transactions .............       519,422           251,829            551,086
                                                           -----------       -----------        -----------
  Total assets .........................................   $77,928,043       $19,188,933        $42,032,539
                                                           -----------       -----------        -----------
Liabilities:
Payable for The Trusts shares purchased ................       518,925           251,826            551,131
Payable for policy-related transactions ................            --                --                 --
                                                           -----------       -----------        -----------
  Total liabilities ....................................       518,925           251,826            551,131
                                                           -----------       -----------        -----------
Net Assets .............................................   $77,409,118       $18,937,107        $41,481,408
                                                           ===========       ===========        ===========
Net Assets:
Accumulation Units .....................................    77,398,883        18,932,434         41,474,648
Contracts in payout (annuitization) period .............            --                --                 --
Retained by AXA Equitable in Separate Account A ........        10,235             4,673              6,760
                                                           -----------       -----------        -----------
Total net assets .......................................   $77,409,118       $18,937,107        $41,481,408
                                                           ===========       ===========        ===========
Investments in shares of The Trusts, at cost ...........   $73,163,142       $18,928,328        $40,940,094
The Trusts shares held .................................
 Class A ...............................................            --                --                 --
 Class B ...............................................     5,262,355         1,742,683          3,573,037


                                                            AXA Moderate     AXA Moderate-     AXA Premier VIP    AXA Premier VIP
                                                             Allocation     Plus Allocation   Aggressive Equity      Core Bond
                                                         ----------------- ----------------- ------------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .....  $1,700,560,277      $267,423,161      $  940,782,033      $68,377,765
Receivable for The Trusts shares sold ..................              --                --           1,102,596               --
Receivable for policy-related transactions .............         637,913         1,099,135                  --           23,586
                                                          --------------      ------------      --------------      -----------
  Total assets .........................................  $1,701,198,190      $268,522,296      $  941,884,629      $68,401,351
                                                          --------------      ------------      --------------      -----------
Liabilities:
Payable for The Trusts shares purchased ................         191,292         1,099,978                  --           23,625
Payable for policy-related transactions ................              --                --             729,942               --
                                                          --------------      ------------      --------------      -----------
  Total liabilities ....................................         191,292         1,099,978             729,942           23,625
                                                          --------------      ------------      --------------      -----------
Net Assets .............................................  $1,701,006,898      $267,422,318      $  941,154,687      $68,377,726
                                                          ==============      ============      ==============      ===========
Net Assets:
Accumulation Units .....................................   1,693,102,042       267,413,782         938,783,838       68,372,356
Contracts in payout (annuitization) period .............       7,730,072                --           1,913,433               --
Retained by AXA Equitable in Separate Account A ........         174,784             8,536             457,416            5,370
                                                          --------------      ------------      --------------      -----------
Total net assets .......................................  $1,701,006,898      $267,422,318      $  941,154,687      $68,377,726
                                                          ==============      ============      ==============      ===========
Investments in shares of The Trusts, at cost ...........  $1,533,287,841      $251,746,930      $1,014,989,810      $69,259,574
The Trusts shares held .................................
 Class A ...............................................      92,389,512                --          32,169,559               --
 Class B ...............................................       8,078,431        19,251,669          32,694,994        6,706,241

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                          AXA Premier VIP   AXA Premier VIP      AXA Premier VIP
                                                            Health Care        High Yield     International Equity
                                                         ----------------- ----------------- ----------------------
Assets:
Investments in shares of The Trusts, at fair value .....    $48,397,829       $180,762,320        $104,950,521
Receivable for The Trusts shares sold ..................             --                 --                  --
Receivable for policy-related transactions .............         46,678              5,926             198,877
                                                            -----------       ------------        ------------
  Total assets .........................................    $48,444,507       $180,768,246        $105,149,398
                                                            -----------       ------------        ------------
Liabilities:
Payable for The Trusts shares purchased ................         46,376              8,167             198,930
Payable for policy-related transactions ................             --                 --                  --
                                                            -----------       ------------        ------------
  Total liabilities ....................................         46,376              8,167             198,930
                                                            -----------       ------------        ------------
Net Assets .............................................    $48,398,131       $180,760,079        $104,950,468
                                                            ===========       ============        ============
Net Assets:
Accumulation Units .....................................     47,060,774        179,865,858         104,905,642
Contracts in payout (annuitization) period .............             --            687,488                  --
Retained by AXA Equitable in Separate Account A ........      1,337,357            206,733              44,826
                                                            -----------       ------------        ------------
Total net assets .......................................    $48,398,131       $180,760,079        $104,950,468
                                                            ===========       ============        ============
Investments in shares of The Trusts, at cost ...........    $47,445,776       $185,874,979        $ 91,044,505
The Trusts shares held .................................
 Class A ...............................................        119,316         24,585,090                  --
 Class B ...............................................      4,326,288          7,688,835           6,746,396


                                                          AXA Premier VIP  AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                             Large Cap        Large Cap         Large Cap          Mid Cap
                                                            Core Equity         Growth            Value             Growth
                                                         ---------------- ----------------- ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .....    $21,473,059      $38,132,497       $67,536,158       $82,960,153
Receivable for The Trusts shares sold ..................         55,936               --                --            33,249
Receivable for policy-related transactions .............             --           44,398            57,624                --
                                                            -----------      -----------       -----------       -----------
  Total assets .........................................    $21,528,995      $38,176,895       $67,593,782       $82,993,402
                                                            -----------      -----------       -----------       -----------
Liabilities:
Payable for The Trusts shares purchased ................             --           44,402            57,635                --
Payable for policy-related transactions ................         55,701               --                --            33,473
                                                            -----------      -----------       -----------       -----------
  Total liabilities ....................................         55,701           44,402            57,635            33,473
                                                            -----------      -----------       -----------       -----------
Net Assets .............................................    $21,473,294      $38,132,493       $67,536,147       $82,959,929
                                                            ===========      ===========       ===========       ===========
Net Assets:
Accumulation Units .....................................     20,109,863       37,070,830        65,935,939        82,923,839
Contracts in payout (annuitization) period .............             --               --                --                --
Retained by AXA Equitable in Separate Account A ........      1,363,431        1,061,663         1,600,208            36,090
                                                            -----------      -----------       -----------       -----------
Total net assets .......................................    $21,473,294      $38,132,493       $67,536,147       $82,959,929
                                                            ===========      ===========       ===========       ===========
Investments in shares of The Trusts, at cost ...........    $18,884,888      $37,469,236       $61,057,569       $84,759,977
The Trusts shares held .................................
 Class A ...............................................        112,351          105,457           121,963                --
 Class B ...............................................      1,682,994        3,772,902         5,142,506         9,320,702

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006



                                                          AXA Premier    AXA Premier    EQ/AllianceBernstein
                                                            VIP Mid          VIP             Common
                                                           Cap Value      Technology          Stock
                                                         ------------- --------------- ----------------------
Assets:
Investments in shares of The Trusts, at fair value .....  $75,697,829   $113,194,940       $4,187,797,040
Receivable for The Trusts shares sold ..................           --         54,329            2,949,519
Receivable for policy-related transactions .............       79,361             --                   --
                                                          -----------   ------------       --------------
  Total assets .........................................  $75,777,190   $113,249,269       $4,190,746,559
                                                          -----------   ------------       --------------
Liabilities:
Payable for The Trusts shares purchased ................       79,302             --                   --
Payable for policy-related transactions ................           --         54,261            2,533,541
                                                          -----------   ------------       --------------
  Total liabilities ....................................       79,302         54,261            2,533,541
                                                          -----------   ------------       --------------
Net Assets .............................................  $75,697,888   $113,195,008       $4,188,213,018
                                                          ===========   ============       ==============
Net Assets:
Accumulation Units .....................................   75,664,694    113,045,932        4,160,254,007
Contracts in payout (annuitization) period .............           --             --           25,983,126
Retained by AXA Equitable in Separate Account A ........       33,194        149,076            1,975,885
                                                          -----------   ------------       --------------
Total net assets .......................................  $75,697,888   $113,195,008       $4,188,213,018
                                                          ===========   ============       ==============
Investments in shares of The Trusts, at cost ...........  $80,188,688   $101,309,485       $3,951,519,736
The Trusts shares held .................................
 Class A ...............................................           --             --          201,928,854
 Class B ...............................................    7,668,290     10,311,424            9,675,589




                                                                                 EQ/AllianceBernstein
                                                          EQ/AllianceBernstein       Intermediate
                                                                 Growth               Government       EQ/AllianceBernstein
                                                               and Income             Securities           International
                                                         ---------------------- --------------------- ----------------------
Assets:
Investments in shares of The Trusts, at fair value .....     $1,181,229,280          $124,431,736          $890,683,006
Receivable for The Trusts shares sold ..................            412,451                34,912               270,534
Receivable for policy-related transactions .............                 --               306,231                    --
                                                             --------------          ------------          ------------
  Total assets .........................................     $1,181,641,731          $124,772,879          $890,953,540
                                                             --------------          ------------          ------------
Liabilities:
Payable for The Trusts shares purchased ................                 --                    --                    --
Payable for policy-related transactions ................            394,327                    --               277,544
                                                             --------------          ------------          ------------
  Total liabilities ....................................            394,327                    --               277,544
                                                             --------------          ------------          ------------
Net Assets .............................................     $1,181,247,404          $124,772,879          $890,675,996
                                                             ==============          ============          ============
Net Assets:
Accumulation Units .....................................      1,173,214,465           124,224,802           887,659,623
Contracts in payout (annuitization) period .............          7,420,579               548,077             2,170,361
Retained by AXA Equitable in Separate Account A ........            612,360                    --               846,012
                                                             --------------          ------------          ------------
Total net assets .......................................     $1,181,247,404          $124,772,879          $890,675,996
                                                             ==============          ============          ============
Investments in shares of The Trusts, at cost ...........     $  982,740,161          $130,435,571          $635,549,879
The Trusts shares held .................................
 Class A ...............................................         49,041,660             9,458,598            54,630,701
 Class B ...............................................          7,723,216             3,425,776             7,241,595




                                                          EQ/AllianceBernstein
                                                               Large Cap
                                                                 Growth
                                                         ---------------------
Assets:
Investments in shares of The Trusts, at fair value .....      $146,209,920
Receivable for The Trusts shares sold ..................                --
Receivable for policy-related transactions .............            92,412
                                                              ------------
  Total assets .........................................      $146,302,332
                                                              ------------
Liabilities:
Payable for The Trusts shares purchased ................            92,578
Payable for policy-related transactions ................                --
                                                              ------------
  Total liabilities ....................................            92,578
                                                              ------------
Net Assets .............................................      $146,209,754
                                                              ============
Net Assets:
Accumulation Units .....................................       146,203,734
Contracts in payout (annuitization) period .............                --
Retained by AXA Equitable in Separate Account A ........             6,020
                                                              ------------
Total net assets .......................................      $146,209,754
                                                              ============
Investments in shares of The Trusts, at cost ...........      $125,050,861
The Trusts shares held .................................
 Class A ...............................................                --
 Class B ...............................................        19,030,524

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                                                 EQ/AllianceBernstein
                                                          EQ/AllianceBernstein        Small Cap        EQ/AllianceBernstein
                                                              Quality Bond              Growth                 Value
                                                         ---------------------- --------------------- ----------------------
Assets:
Investments in shares of The Trusts, at fair value .....      $153,304,148           $373,865,375          $500,554,765
Receivable for The Trusts shares sold ..................           122,543                243,120                    --
Receivable for policy-related transactions .............                --                     --               523,904
                                                              ------------           ------------          ------------
  Total assets .........................................      $153,426,691           $374,108,495          $501,078,669
                                                              ------------           ------------          ------------
Liabilities:
Payable for The Trusts shares purchased ................                --                     --               490,495
Payable for policy-related transactions ................             2,637                189,072                    --
                                                              ------------           ------------          ------------
  Total liabilities ....................................             2,637                189,072               490,495
                                                              ------------           ------------          ------------
Net Assets .............................................      $153,424,054           $373,919,423          $500,588,174
                                                              ============           ============          ============
Net Assets:
Accumulation Units .....................................       152,596,173            372,586,797           500,339,586
Contracts in payout (annuitization) period .............           827,881              1,332,626                    --
Retained by AXA Equitable in Separate Account A ........                --                     --               248,588
                                                              ------------           ------------          ------------
Total net assets .......................................      $153,424,054           $373,919,423          $500,588,174
                                                              ============           ============          ============
Investments in shares of The Trusts, at cost ...........      $156,516,534           $322,836,616          $429,289,713
The Trusts shares held .................................
 Class A ...............................................        11,990,279             19,340,885                    --
 Class B ...............................................         3,359,995              3,590,547            30,566,278


                                                                            EQ/AXA Rosenberg   EQ/Boston Advisors    EQ/Calvert
                                                              EQ/Ariel         Value Long/           Equity           Socially
                                                          Appreciation II     Short Equity           Income          Responsible
                                                         ----------------- ------------------ -------------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .....     $3,222,815        $9,609,928          $50,723,186      $18,796,956
Receivable for The Trusts shares sold ..................             --            96,257                   --           18,787
Receivable for policy-related transactions .............          3,295                --              121,381               --
                                                             ----------        ----------          -----------      -----------
  Total assets .........................................     $3,226,110        $9,706,185          $50,844,567      $18,815,743
                                                             ----------        ----------          -----------      -----------
Liabilities:
Payable for The Trusts shares purchased ................          3,295                --              121,397               --
Payable for policy-related transactions ................             --            96,273                   --           18,792
                                                             ----------        ----------          -----------      -----------
  Total liabilities ....................................          3,295            96,273              121,397           18,792
                                                             ----------        ----------          -----------      -----------
Net Assets .............................................     $3,222,815        $9,609,912          $50,723,170      $18,796,951
                                                             ==========        ==========          ===========      ===========
Net Assets:
Accumulation Units .....................................      3,221,785         9,606,388           50,719,781       16,786,938
Contracts in payout (annuitization) period .............             --                --                   --               --
Retained by AXA Equitable in Separate Account A ........          1,030             3,524                3,389        2,010,013
                                                             ----------        ----------          -----------      -----------
Total net assets .......................................     $3,222,815        $9,609,912          $50,723,170      $18,796,951
                                                             ==========        ==========          ===========      ===========
Investments in shares of The Trusts, at cost ...........     $2,972,281        $9,849,457          $47,935,986      $17,841,436
The Trusts shares held .................................
 Class A ...............................................             --                --                   --               --
 Class B ...............................................        287,307           907,453            7,320,782        2,203,859

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                           EQ/Capital      EQ/Capital      EQ/Capital
                                                            Guardian        Guardian        Guardian
                                                             Growth      International      Research
                                                         -------------- --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value .....  $11,198,114     $98,543,968    $152,411,582
Receivable for The Trusts shares sold ..................           --              --          16,638
Receivable for policy-related transactions .............        5,065         171,583              --
                                                          -----------     -----------    ------------
  Total assets .........................................  $11,203,179     $98,715,551    $152,428,220
                                                          -----------     -----------    ------------
Liabilities:
Payable for The Trusts shares purchased ................        5,099         171,026              --
Payable for policy-related transactions ................           --              --          16,540
                                                          -----------     -----------    ------------
  Total liabilities ....................................        5,099         171,026          16,540
                                                          -----------     -----------    ------------
Net Assets .............................................  $11,198,080     $98,544,525    $152,411,680
                                                          ===========     ===========    ============
Net Assets:
Accumulation Units .....................................   11,178,043      98,514,160     152,378,092
Contracts in payout (annuitization) period .............           --              --              --
Retained by AXA Equitable in Separate Account A ........       20,037          30,365          33,588
                                                          -----------     -----------    ------------
Total net assets .......................................  $11,198,080     $98,544,525    $152,411,680
                                                          ===========     ===========    ============
Investments in shares of The Trusts, at cost ...........  $10,250,050     $86,739,275    $113,060,576
The Trusts shares held .................................
 Class A ...............................................           --              --              --
 Class B ...............................................      799,317       7,091,521      10,927,733


                                                            EQ/Capital    EQ/Caywood-Scholl
                                                             Guardian         High Yield      EQ/Davis New      EQ/Equity
                                                           U.S. Equity           Bond         York Venture      500 Index
                                                         --------------- ------------------- -------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .....  $127,891,145       $16,052,611        $330,796     $1,042,556,527
Receivable for The Trusts shares sold ..................        59,771                --              --            353,754
Receivable for policy-related transactions .............            --            71,102           1,215                 --
                                                          ------------       -----------        --------     --------------
  Total assets .........................................  $127,950,916       $16,123,713        $332,011     $1,042,910,281
                                                          ------------       -----------        --------     --------------
Liabilities:
Payable for The Trusts shares purchased ................            --            71,101           1,203                 --
Payable for policy-related transactions ................        59,603                --              --            876,831
                                                          ------------       -----------        --------     --------------
  Total liabilities ....................................        59,603            71,101           1,203            876,831
                                                          ------------       -----------        --------     --------------
Net Assets .............................................  $127,891,313       $16,052,612        $330,808     $1,042,033,450
                                                          ============       ===========        ========     ==============
Net Assets:
Accumulation Units .....................................   127,849,834        16,051,161         330,808      1,036,895,028
Contracts in payout (annuitization) period .............            --                --              --          4,474,277
Retained by AXA Equitable in Separate Account A ........        41,479             1,451              --            664,145
                                                          ------------       -----------        --------     --------------
Total net assets .......................................  $127,891,313       $16,052,612        $330,808     $1,042,033,450
                                                          ============       ===========        ========     ==============
Investments in shares of The Trusts, at cost ...........  $121,670,561       $16,150,994        $324,725     $  923,112,703
The Trusts shares held .................................
 Class A ...............................................            --                --              --         36,274,789
 Class B ...............................................    10,845,796         3,455,259          30,617          3,969,176

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                           EQ/Evergreen
                                                          International   EQ/Evergreen       EQ/FI
                                                               Bond           Omega         Mid Cap
                                                         --------------- -------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value .....    $7,685,202    $22,791,759    $318,047,082
Receivable for The Trusts shares sold ..................            --          3,657              --
Receivable for policy-related transactions .............        69,224             --         159,330
                                                            ----------    -----------    ------------
  Total assets .........................................    $7,754,426    $22,795,416    $318,206,412
                                                            ----------    -----------    ------------
Liabilities:
Payable for The Trusts shares purchased ................        69,224             --         159,782
Payable for policy-related transactions ................            --          1,081              --
                                                            ----------    -----------    ------------
  Total liabilities ....................................        69,224          1,081         159,782
                                                            ----------    -----------    ------------
Net Assets .............................................    $7,685,202    $22,794,335    $318,046,630
                                                            ==========    ===========    ============
Net Assets:
Accumulation Units .....................................     7,684,669     22,739,430     318,025,758
Contracts in payout (annuitization) period .............            --             --              --
Retained by AXA Equitable in Separate Account A ........           533         54,905          20,872
                                                            ----------    -----------    ------------
Total net assets .......................................    $7,685,202    $22,794,335    $318,046,630
                                                            ==========    ===========    ============
Investments in shares of The Trusts, at cost ...........    $7,549,970    $23,052,354    $311,774,689
The Trusts shares held .................................
 Class A ...............................................            --             --              --
 Class B ...............................................       762,790      2,648,047      29,867,847


                                                              EQ/FI                     EQ/Franklin     EQ/GAMCO
                                                             Mid Cap      EQ/Franklin    Small Cap    Mergers and
                                                              Value          Income        Value      Acquisitions
                                                         --------------- ------------- ------------- -------------
Assets:
Investments in shares of The Trusts, at fair value .....  $493,595,271    $12,767,115   $1,216,058    $7,593,169
Receivable for The Trusts shares sold ..................        65,578             --           --            --
Receivable for policy-related transactions .............            --        224,130        4,947        24,193
                                                          ------------    -----------   ----------    ----------
  Total assets .........................................  $493,660,849    $12,991,245   $1,221,005    $7,617,362
                                                          ------------    -----------   ----------    ----------
Liabilities:
Payable for The Trusts shares purchased ................            --        223,870        4,947        24,193
Payable for policy-related transactions ................        58,466             --           --            --
                                                          ------------    -----------   ----------    ----------
  Total liabilities ....................................        58,466        223,870        4,947        24,193
                                                          ------------    -----------   ----------    ----------
Net Assets .............................................  $493,602,383    $12,767,375   $1,216,058    $7,593,169
                                                          ============    ===========   ==========    ==========
Net Assets:
Accumulation Units .....................................   493,559,823     12,767,375    1,216,058     7,591,228
Contracts in payout (annuitization) period .............            --             --           --            --
Retained by AXA Equitable in Separate Account A ........        42,560             --           --         1,941
                                                          ------------    -----------   ----------    ----------
Total net assets .......................................  $493,602,383    $12,767,375   $1,216,058    $7,593,169
                                                          ============    ===========   ==========    ==========
Investments in shares of The Trusts, at cost ...........  $472,605,293    $12,583,280   $1,203,377    $7,461,586
The Trusts shares held .................................
 Class A ...............................................            --             --           --            --
 Class B ...............................................    34,511,986      1,226,568      112,070       609,803

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                             EQ/GAMCO                          EQ/Janus
                                                          Small Company   EQ/International     Large Cap
                                                              Value            Growth           Growth
                                                         --------------- ------------------ --------------
Assets:
Investments in shares of The Trusts, at fair value .....   $66,229,586       $12,582,928     $72,318,256
Receivable for The Trusts shares sold ..................            --           103,375              --
Receivable for policy-related transactions .............       258,582                --          39,033
                                                           -----------       -----------     -----------
  Total assets .........................................   $66,488,168       $12,686,303     $72,357,289
                                                           -----------       -----------     -----------
Liabilities:
Payable for The Trusts shares purchased ................       258,791                --          38,996
Payable for policy-related transactions ................            --           103,365              --
                                                           -----------       -----------     -----------
  Total liabilities ....................................       258,791           103,365          38,996
                                                           -----------       -----------     -----------
Net Assets .............................................   $66,229,377       $12,582,938     $72,318,293
                                                           ===========       ===========     ===========
Net Assets:
Accumulation Units .....................................    66,227,183        12,581,044      72,314,613
Contracts in payout (annuitization) period .............            --                --              --
Retained by AXA Equitable in Separate Account A ........         2,194             1,894           3,680
                                                           -----------       -----------     -----------
Total net assets .......................................   $66,229,377       $12,582,938     $72,318,293
                                                           ===========       ===========     ===========
Investments in shares of The Trusts, at cost ...........   $63,631,314       $11,756,515     $63,057,758
The Trusts shares held .................................
 Class A ...............................................            --                --              --
 Class B ...............................................     2,197,927         1,936,114      10,465,272


                                                           EQ/JPMorgan        EQ/JPMorgan       EQ/Legg Mason      EQ/Long
                                                            Core Bond     Value Opportunities    Value Equity     Term Bond
                                                         --------------- --------------------- --------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .....  $117,715,779        $68,778,222        $18,867,134    $17,751,874
Receivable for The Trusts shares sold ..................            --             25,719                 --             --
Receivable for policy-related transactions .............       319,456                 --             61,292        124,965
                                                          ------------        -----------        -----------    -----------
  Total assets .........................................  $118,035,235        $68,803,941        $18,928,426    $17,876,839
                                                          ------------        -----------        -----------    -----------
Liabilities:
Payable for The Trusts shares purchased ................       321,924                 --             61,292        124,850
Payable for policy-related transactions ................            --             25,967                 --             --
                                                          ------------        -----------        -----------    -----------
  Total liabilities ....................................       321,924             25,967             61,292        124,850
                                                          ------------        -----------        -----------    -----------
Net Assets .............................................  $117,713,311        $68,777,974        $18,867,134    $17,751,989
                                                          ============        ===========        ===========    ===========
Net Assets:
Accumulation Units .....................................   117,710,473         68,747,637         18,866,238     17,749,124
Contracts in payout (annuitization) period .............            --                 --                 --             --
Retained by AXA Equitable in Separate Account A ........         2,838             30,337                896          2,865
                                                          ------------        -----------        -----------    -----------
Total net assets .......................................  $117,713,311        $68,777,974        $18,867,134    $17,751,989
                                                          ============        ===========        ===========    ===========
Investments in shares of The Trusts, at cost ...........  $120,255,622        $56,282,226        $17,446,559    $17,993,318
The Trusts shares held .................................
 Class A ...............................................            --                 --                 --             --
 Class B ...............................................    10,729,678          4,846,794          1,687,231      1,337,826

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                          EQ/Lord Abbett
                                                            Growth and    EQ/Lord Abbett   EQ/Lord Abbett
                                                              Income      Large Cap Core    Mid Cap Value
                                                         --------------- ---------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value .....   $11,696,321      $4,133,540       $17,362,386
Receivable for The Trusts shares sold ..................            --              --                --
Receivable for policy-related transactions .............        41,537           1,263            12,832
                                                           -----------      ----------       -----------
  Total assets .........................................   $11,737,858      $4,134,803       $17,375,218
                                                           -----------      ----------       -----------
Liabilities:
Payable for The Trusts shares purchased ................        41,537           1,264            12,926
Payable for policy-related transactions ................            --              --                --
                                                           -----------      ----------       -----------
  Total liabilities ....................................        41,537           1,264            12,926
                                                           -----------      ----------       -----------
Net Assets .............................................   $11,696,321      $4,133,539       $17,362,292
                                                           ===========      ==========       ===========
Net Assets:
Accumulation Units .....................................    11,695,234       4,130,836        17,357,435
Contracts in payout (annuitization) period .............            --              --                --
Retained by AXA Equitable in Separate Account A ........         1,087           2,703             4,857
                                                           -----------      ----------       -----------
Total net assets .......................................   $11,696,321      $4,133,539       $17,362,292
                                                           ===========      ==========       ===========
Investments in shares of The Trusts, at cost ...........   $11,115,278      $3,870,676       $16,026,026
The Trusts shares held .................................
 Class A ...............................................            --              --                --
 Class B ...............................................       945,129         347,605         1,390,806


                                                                            EQ/Mercury      EQ/Mercury    EQ/MFS Emerging
                                                            EQ/Marsico     Basic Value    International        Growth
                                                              Focus           Equity          Value          Companies
                                                         --------------- --------------- --------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .....  $321,891,669    $391,200,779    $305,180,728      $314,279,451
Receivable for The Trusts shares sold ..................            --              --              --           259,009
Receivable for policy-related transactions .............       434,131           5,473         146,014                --
                                                          ------------    ------------    ------------      ------------
  Total assets .........................................  $322,325,800    $391,206,252    $305,326,742      $314,538,460
                                                          ------------    ------------    ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ................       430,736           4,878         142,624                --
Payable for policy-related transactions ................            --              --              --           261,263
                                                          ------------    ------------    ------------      ------------
  Total liabilities ....................................       430,736           4,878         142,624           261,263
                                                          ------------    ------------    ------------      ------------
Net Assets .............................................  $321,895,064    $391,201,374    $305,184,118      $314,277,197
                                                          ============    ============    ============      ============
Net Assets:
Accumulation Units .....................................   321,846,289     391,171,224     305,076,334       314,252,435
Contracts in payout (annuitization) period .............            --              --              --                --
Retained by AXA Equitable in Separate Account A ........        48,775          30,150         107,784            24,762
                                                          ------------    ------------    ------------      ------------
Total net assets .......................................  $321,895,064    $391,201,374    $305,184,118      $314,277,197
                                                          ============    ============    ============      ============
Investments in shares of The Trusts, at cost ...........  $284,231,263    $342,905,829    $259,258,980      $242,532,118
The Trusts shares held .................................
 Class A ...............................................            --              --              --                --
 Class B ...............................................    19,182,135      22,920,119      18,302,127        20,407,981

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                               EQ/MFS          EQ/Money       EQ/Montag &
                                                          Investors Trust       Market      Caldwell Growth
                                                         ----------------- --------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .....    $16,426,451     $149,738,561       $3,688,549
Receivable for The Trusts shares sold ..................          1,162               --               --
Receivable for policy-related transactions .............             --          156,238            9,391
                                                            -----------     ------------       ----------
  Total assets .........................................    $16,427,613     $149,894,799       $3,697,940
                                                            -----------     ------------       ----------
Liabilities:
Payable for The Trusts shares purchased ................             --           13,123            9,395
Payable for policy-related transactions ................          1,162               --               --
                                                            -----------     ------------       ----------
  Total liabilities ....................................          1,162           13,123            9,395
                                                            -----------     ------------       ----------
Net Assets .............................................    $16,426,451     $149,881,676       $3,688,545
                                                            ===========     ============       ==========
Net Assets:
Accumulation Units .....................................     16,367,798      145,597,339        3,685,893
Contracts in payout (annuitization) period .............             --          841,127               --
Retained by AXA Equitable in Separate Account A ........         58,653        3,443,210            2,652
                                                            -----------     ------------       ----------
Total net assets .......................................    $16,426,451     $149,881,676       $3,688,545
                                                            ===========     ============       ==========
Investments in shares of The Trusts, at cost ...........    $12,975,341     $150,149,605       $3,463,544
The Trusts shares held .................................
 Class A ...............................................             --      115,877,569               --
 Class B ...............................................      1,451,893       33,851,200          676,734


                                                                                         EQ/Oppenheimer
                                                           EQ/Mutual    EQ/Oppenheimer    Main Street      EQ/PIMCO
                                                             Shares         Global         Small Cap      Real Return
                                                         ------------- ---------------- --------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .....  $4,705,001      $2,340,355       $1,493,275    $29,904,181
Receivable for The Trusts shares sold ..................          --              --               --             --
Receivable for policy-related transactions .............      91,769          49,639           26,507         82,459
                                                          ----------      ----------       ----------    -----------
  Total assets .........................................  $4,796,770      $2,389,994       $1,519,782    $29,986,640
                                                          ----------      ----------       ----------    -----------
Liabilities:
Payable for The Trusts shares purchased ................      91,676          49,639           26,497         81,454
Payable for policy-related transactions ................          --              --               --             --
                                                          ----------      ----------       ----------    -----------
  Total liabilities ....................................      91,676          49,639           26,497         81,454
                                                          ----------      ----------       ----------    -----------
Net Assets .............................................  $4,705,094      $2,340,355       $1,493,285    $29,905,186
                                                          ==========      ==========       ==========    ===========
Net Assets:
Accumulation Units .....................................   4,705,094       2,340,278        1,493,285     29,905,186
Contracts in payout (annuitization) period .............          --              --               --             --
Retained by AXA Equitable in Separate Account A ........          --              77               --             --
                                                          ----------      ----------       ----------    -----------
Total net assets .......................................  $4,705,094      $2,340,355       $1,493,285    $29,905,186
                                                          ==========      ==========       ==========    ===========
Investments in shares of The Trusts, at cost ...........  $4,584,523      $2,270,044       $1,472,029    $31,085,845
The Trusts shares held .................................
 Class A ...............................................          --              --               --             --
 Class B ...............................................     437,935         212,845          137,096      3,058,146

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                             EQ/Short        EQ/Small        EQ/Small
                                                          Duration Bond     Cap Value     Company Growth
                                                         --------------- --------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value .....    $7,342,245    $213,101,248      $39,283,151
Receivable for The Trusts shares sold ..................            --              --               --
Receivable for policy-related transactions .............        14,886          16,498          188,800
                                                            ----------    ------------      -----------
  Total assets .........................................    $7,357,131    $213,117,746      $39,471,951
                                                            ----------    ------------      -----------
Liabilities:
Payable for The Trusts shares purchased ................        14,885          11,781          188,977
Payable for policy-related transactions ................            --              --               --
                                                            ----------    ------------      -----------
  Total liabilities ....................................        14,885          11,781          188,977
                                                            ----------    ------------      -----------
Net Assets .............................................    $7,342,246    $213,105,965      $39,282,974
                                                            ==========    ============      ===========
Net Assets:
Accumulation Units .....................................     7,341,497     213,071,006       39,279,173
Contracts in payout (annuitization) period .............            --              --               --
Retained by AXA Equitable in Separate Account A ........           749          34,959            3,801
                                                            ----------    ------------      -----------
Total net assets .......................................    $7,342,246    $213,105,965      $39,282,974
                                                            ==========    ============      ===========
Investments in shares of The Trusts, at cost ...........    $7,419,220    $216,778,834      $39,363,902
The Trusts shares held .................................
 Class A ...............................................            --              --               --
 Class B ...............................................       735,210      15,542,437        4,124,140


                                                             EQ/Small        EQ/TCW     EQ/Templeton   EQ/UBS Growth
                                                          Company Index      Equity        Growth        and Income
                                                         --------------- ------------- -------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value .....  $147,451,512    $8,636,396     $4,855,987     $19,667,055
Receivable for The Trusts shares sold ..................            --         6,271             --              --
Receivable for policy-related transactions .............       245,331            --         78,891         176,811
                                                          ------------    ----------     ----------     -----------
  Total assets .........................................  $147,696,843    $8,642,667     $4,934,878     $19,843,866
                                                          ------------    ----------     ----------     -----------
Liabilities:
Payable for The Trusts shares purchased ................       224,369            --         78,821         176,825
Payable for policy-related transactions ................            --         6,399             --              --
                                                          ------------    ----------     ----------     -----------
  Total liabilities ....................................       224,369         6,399         78,821         176,825
                                                          ------------    ----------     ----------     -----------
Net Assets .............................................  $147,472,474    $8,636,268     $4,856,057     $19,667,041
                                                          ============    ==========     ==========     ===========
Net Assets:
Accumulation Units .....................................   147,411,171     8,636,268      4,856,057      19,665,323
Contracts in payout (annuitization) period .............            --            --             --              --
Retained by AXA Equitable in Separate Account A ........        61,303            --             --           1,718
                                                          ------------    ----------     ----------     -----------
Total net assets .......................................  $147,472,474    $8,636,268     $4,856,057     $19,667,041
                                                          ============    ==========     ==========     ===========
Investments in shares of The Trusts, at cost ...........  $137,280,291    $8,646,753     $4,735,852     $17,848,628
The Trusts shares held .................................
 Class A ...............................................            --            --             --              --
 Class B ...............................................    11,333,069       407,262        450,069       2,883,289

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                                            EQ/Van Kampen
                                                          EQ/Van Kampen   Emerging Markets    EQ/Van Kampen
                                                             Comstock          Equity        Mid Cap Growth
                                                         --------------- ------------------ ----------------
Assets:
Investments in shares of The Trusts, at fair value .....   $18,190,239      $410,720,462       $15,518,999
Receivable for The Trusts shares sold ..................            --                --                --
Receivable for policy-related transactions .............        28,486            75,900           160,509
                                                           -----------      ------------       -----------
  Total assets .........................................   $18,218,725      $410,796,362       $15,679,508
                                                           -----------      ------------       -----------
Liabilities:
Payable for The Trusts shares purchased ................        28,486            72,578           160,509
Payable for policy-related transactions ................            --                --                --
                                                           -----------      ------------       -----------
  Total liabilities ....................................        28,486            72,578           160,509
                                                           -----------      ------------       -----------
Net Assets .............................................   $18,190,239      $410,723,784       $15,518,999
                                                           ===========      ============       ===========
Net Assets:
Accumulation Units .....................................    18,187,113       410,513,474        15,515,581
Contracts in payout (annuitization) period .............            --                --                --
Retained by AXA Equitable in Separate Account A ........         3,126           210,310             3,418
                                                           -----------      ------------       -----------
Total net assets .......................................   $18,190,239      $410,723,784       $15,518,999
                                                           ===========      ============       ===========
Investments in shares of The Trusts, at cost ...........   $16,833,032      $353,743,104       $14,878,994
The Trusts shares held .................................
 Class A ...............................................            --                --                --
 Class B ...............................................     1,545,994        25,308,499         1,144,748



                                                          EQ/Wells Fargo
                                                            Montgomery     Target 2015   Target 2025   Target 2035
                                                             Small Cap      Allocation    Allocation   Allocation
                                                         ---------------- ------------- ------------- ------------
Assets:
Investments in shares of The Trusts, at fair value .....    $14,630,703    $1,222,018    $1,035,274     $531,115
Receivable for The Trusts shares sold ..................             --            --            --           --
Receivable for policy-related transactions .............        214,207        38,775         3,871        2,382
                                                            -----------    ----------    ----------     --------
  Total assets .........................................    $14,844,910    $1,260,793    $1,039,145     $533,497
                                                            -----------    ----------    ----------     --------
Liabilities:
Payable for The Trusts shares purchased ................        214,503        38,775         3,871        2,382
Payable for policy-related transactions ................             --            --            --           --
                                                            -----------    ----------    ----------     --------
  Total liabilities ....................................        214,503        38,775         3,871        2,382
                                                            -----------    ----------    ----------     --------
Net Assets .............................................    $14,630,407    $1,222,018    $1,035,274     $531,115
                                                            ===========    ==========    ==========     ========
Net Assets:
Accumulation Units .....................................     14,627,490     1,221,853     1,035,274      530,845
Contracts in payout (annuitization) period .............             --            --            --           --
Retained by AXA Equitable in Separate Account A ........          2,917           165            --          270
                                                            -----------    ----------    ----------     --------
Total net assets .......................................    $14,630,407    $1,222,018    $1,035,274     $531,115
                                                            ===========    ==========    ==========     ========
Investments in shares of The Trusts, at cost ...........    $13,792,663    $1,215,472    $1,023,089     $520,460
The Trusts shares held .................................
 Class A ...............................................             --            --            --           --
 Class B ...............................................      1,085,180       115,975        97,187       49,336

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2006


                                                            Target 2045    U.S. Real Estate --
                                                            Allocation           Class II
                                                           ------------   ---------------------
Assets:
Investments in shares of The Trusts, at fair value .....     $380,393          $176,251,139
Receivable for The Trusts shares sold ..................           --                    --
Receivable for policy-related transactions .............        5,721               628,406
                                                             --------          ------------
  Total assets .........................................     $386,114          $176,879,545
                                                             --------          ------------
Liabilities:
Payable for The Trusts shares purchased ................        5,618               628,517
Payable for policy-related transactions ................           --                    --
                                                             --------          ------------
  Total liabilities ....................................        5,618               628,517
                                                             --------          ------------
Net Assets .............................................     $380,496          $176,251,028
                                                             ========          ============
Net Assets:
Accumulation Units .....................................      380,496           176,231,566
Contracts in payout (annuitization) period .............           --                    --
Retained by AXA Equitable in Separate Account A ........           --                19,462
                                                             --------          ------------
Total net assets .......................................     $380,496          $176,251,028
                                                             ========          ============
Investments in shares of The Trusts, at cost ...........     $379,060          $149,202,980
The Trusts shares held .................................
 Class A ...............................................           --                    --
 Class B ...............................................       35,023             6,056,740

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2006

                          (Continued)




                                            Contract charges   Unit Fair Value   Units Outstanding (000's)
                                           ------------------ ----------------- --------------------------
AXA Aggressive Allocation ..............     Class B 0.50%        $ 153.46                    --
AXA Aggressive Allocation ..............     Class B 0.70%        $ 152.46                    --
AXA Aggressive Allocation ..............     Class B 0.90%        $ 151.47                     5
AXA Aggressive Allocation ..............     Class B 0.95%        $ 151.22                    63
AXA Aggressive Allocation ..............     Class B 1.20%        $ 149.99                    83
AXA Aggressive Allocation ..............     Class B 1.30%        $ 104.54                    --
AXA Aggressive Allocation ..............     Class B 1.34%        $ 149.30                   364
AXA Aggressive Allocation ..............     Class B 1.35%        $ 149.25                     2
AXA Aggressive Allocation ..............     Class B 1.45%        $ 148.76                    --
AXA Conservative Allocation ............     Class B 0.50%        $ 116.51                    --
AXA Conservative Allocation ............     Class B 0.70%        $ 115.75                    --
AXA Conservative Allocation ............     Class B 0.90%        $ 115.00                     1
AXA Conservative Allocation ............     Class B 0.95%        $ 114.81                    19
AXA Conservative Allocation ............     Class B 1.20%        $ 113.87                    55
AXA Conservative Allocation ............     Class B 1.30%        $ 101.50                    --
AXA Conservative Allocation ............     Class B 1.34%        $ 113.35                    91
AXA Conservative Allocation ............     Class B 1.35%        $ 113.31                    --
AXA Conservative Allocation ............     Class B 1.45%        $ 112.94                    --
AXA Conservative-Plus Allocation .......     Class B 0.50%        $ 124.39                    --
AXA Conservative-Plus Allocation .......     Class B 0.70%        $ 123.58                    --
AXA Conservative-Plus Allocation .......     Class B 0.90%        $ 122.77                     4
AXA Conservative-Plus Allocation .......     Class B 0.95%        $ 122.57                    34
AXA Conservative-Plus Allocation .......     Class B 1.20%        $ 121.57                    80
AXA Conservative-Plus Allocation .......     Class B 1.30%        $ 102.29                    --
AXA Conservative-Plus Allocation .......     Class B 1.34%        $ 121.01                   222
AXA Conservative-Plus Allocation .......     Class B 1.35%        $ 120.97                     1
AXA Conservative-Plus Allocation .......     Class B 1.45%        $ 120.58                    --
AXA Moderate Allocation ................     Class A 0.50%        $ 103.11                    --
AXA Moderate Allocation ................     Class A 0.70%        $ 167.68                    --
AXA Moderate Allocation ................     Class A 0.90%        $ 201.66                    60
AXA Moderate Allocation ................     Class A 1.20%        $ 180.56                     3
AXA Moderate Allocation ................     Class A 1.34%        $  63.00                18,359
AXA Moderate Allocation ................     Class A 1.35%        $ 214.80                   118
AXA Moderate Allocation ................     Class A 1.35%        $ 213.45                 1,696
AXA Moderate Allocation ................     Class A 1.45%        $ 137.52                     4
AXA Moderate Allocation ................     Class B 0.50%        $ 120.52                    --
AXA Moderate Allocation ................     Class B 0.70%        $ 167.68                     2
AXA Moderate Allocation ................     Class B 0.70%        $ 130.44                     4
AXA Moderate Allocation ................     Class B 0.90%        $ 126.31                    22
AXA Moderate Allocation ................     Class B 0.90%        $ 143.03                     9
AXA Moderate Allocation ................     Class B 0.95%        $ 128.05                   273
AXA Moderate Allocation ................     Class B 1.20%        $ 137.55                   699
AXA Moderate Allocation ................     Class B 1.30%        $ 102.92                    --
AXA Moderate-Plus Allocation ...........     Class B 0.50%        $ 145.39                    --
AXA Moderate-Plus Allocation ...........     Class B 0.70%        $ 144.44                     1
AXA Moderate-Plus Allocation ...........     Class B 0.90%        $ 143.50                    16
AXA Moderate-Plus Allocation ...........     Class B 0.95%        $ 143.27                   237
AXA Moderate-Plus Allocation ...........     Class B 1.20%        $ 142.10                   290
AXA Moderate-Plus Allocation ...........     Class B 1.30%        $ 103.68                    --
AXA Moderate-Plus Allocation ...........     Class B 1.34%        $ 141.45                 1,337
AXA Moderate-Plus Allocation ...........     Class B 1.35%        $ 141.40                     4
AXA Moderate-Plus Allocation ...........     Class B 1.45%        $ 140.94                     1

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
AXA Premier VIP Aggressive Equity .....     Class A 0.50%        $ 105.24                    --
AXA Premier VIP Aggressive Equity .....     Class A 0.70%        $  86.97                    --
AXA Premier VIP Aggressive Equity .....     Class A 0.90%        $ 107.97                    53
AXA Premier VIP Aggressive Equity .....     Class A 1.20%        $  95.60                    --
AXA Premier VIP Aggressive Equity .....     Class A 1.34%        $  80.76                 9,159
AXA Premier VIP Aggressive Equity .....     Class A 1.35%        $ 141.76                 1,113
AXA Premier VIP Aggressive Equity .....     Class A 1.35%        $ 149.25                   136
AXA Premier VIP Aggressive Equity .....     Class A 1.45%        $  78.53                     5
AXA Premier VIP Aggressive Equity .....     Class B 0.50%        $  79.87                    --
AXA Premier VIP Aggressive Equity .....     Class B 0.70%        $  86.97                    15
AXA Premier VIP Aggressive Equity .....     Class B 0.70%        $  86.55                    --
AXA Premier VIP Aggressive Equity .....     Class B 0.90%        $  66.63                    29
AXA Premier VIP Aggressive Equity .....     Class B 0.90%        $  80.84                     1
AXA Premier VIP Aggressive Equity .....     Class B 0.95%        $  84.96                    33
AXA Premier VIP Aggressive Equity .....     Class B 1.20%        $  78.55                   112
AXA Premier VIP Aggressive Equity .....     Class B 1.30%        $ 105.05                    --
AXA Premier VIP Core Bond .............     Class B 0.50%        $ 120.06                    --
AXA Premier VIP Core Bond .............     Class B 0.70%        $ 118.85                    --
AXA Premier VIP Core Bond .............     Class B 0.70%        $ 104.15                    --
AXA Premier VIP Core Bond .............     Class B 0.90%        $ 117.67                     2
AXA Premier VIP Core Bond .............     Class B 0.90%        $ 103.74                    --
AXA Premier VIP Core Bond .............     Class B 0.95%        $ 117.37                   107
AXA Premier VIP Core Bond .............     Class B 1.20%        $ 115.90                   111
AXA Premier VIP Core Bond .............     Class B 1.20%        $ 103.13                    --
AXA Premier VIP Core Bond .............     Class B 1.30%        $ 100.50                    --
AXA Premier VIP Core Bond .............     Class B 1.34%        $ 115.08                   370
AXA Premier VIP Core Bond .............     Class B 1.35%        $ 115.02                     1
AXA Premier VIP Core Bond .............     Class B 1.45%        $ 114.44                    --
AXA Premier VIP Health Care ...........     Class B 0.50%        $ 126.14                    --
AXA Premier VIP Health Care ...........     Class B 0.70%        $ 124.88                    --
AXA Premier VIP Health Care ...........     Class B 0.70%        $ 113.58                    --
AXA Premier VIP Health Care ...........     Class B 0.90%        $ 123.63                     3
AXA Premier VIP Health Care ...........     Class B 0.90%        $ 113.14                    --
AXA Premier VIP Health Care ...........     Class B 0.95%        $ 123.32                    29
AXA Premier VIP Health Care ...........     Class B 1.20%        $ 121.77                    60
AXA Premier VIP Health Care ...........     Class B 1.30%        $ 100.02                    --
AXA Premier VIP Health Care ...........     Class B 1.34%        $ 160.25                     1
AXA Premier VIP Health Care ...........     Class B 1.34%        $ 109.04                    --
AXA Premier VIP Health Care ...........     Class B 1.34%        $ 120.91                   291
AXA Premier VIP Health Care ...........     Class B 1.35%        $ 120.85                     3
AXA Premier VIP Health Care ...........     Class B 1.45%        $ 120.24                    --
AXA Premier VIP High Yield ............     Class A 0.50%        $ 102.63                    --
AXA Premier VIP High Yield ............     Class A 0.70%        $ 120.25                    --
AXA Premier VIP High Yield ............     Class A 0.90%        $ 157.99                     4
AXA Premier VIP High Yield ............     Class A 1.20%        $ 134.04                    --
AXA Premier VIP High Yield ............     Class A 1.34%        $ 178.48                   737
AXA Premier VIP High Yield ............     Class A 1.35%        $ 190.32                    25
AXA Premier VIP High Yield ............     Class A 1.45%        $ 104.89                     1
AXA Premier VIP High Yield ............     Class B 0.50%        $ 134.63                    --
AXA Premier VIP High Yield ............     Class B 0.70%        $ 120.25                    --
AXA Premier VIP High Yield ............     Class B 0.70%        $ 127.15                    --
AXA Premier VIP High Yield ............     Class B 0.90%        $ 108.02                     5

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                               Contract charges   Unit Fair Value   Units Outstanding (000's)
                                              ------------------ ----------------- --------------------------
AXA Premier VIP High Yield ................     Class B 0.95%        $ 124.82                  156
AXA Premier VIP High Yield ................     Class B 1.20%        $ 104.90                  218
AXA Premier VIP High Yield ................     Class B 1.30%        $ 102.45                   --
AXA Premier VIP International Equity ......     Class B 0.50%        $ 176.83                   --
AXA Premier VIP International Equity ......     Class B 0.70%        $ 175.06                    1
AXA Premier VIP International Equity ......     Class B 0.70%        $ 146.49                   --
AXA Premier VIP International Equity ......     Class B 0.90%        $ 173.31                    4
AXA Premier VIP International Equity ......     Class B 0.90%        $ 145.92                   --
AXA Premier VIP International Equity ......     Class B 0.95%        $ 172.87                   83
AXA Premier VIP International Equity ......     Class B 1.20%        $ 170.70                   89
AXA Premier VIP International Equity ......     Class B 1.30%        $ 105.91                   --
AXA Premier VIP International Equity ......     Class B 1.34%        $ 196.45                    8
AXA Premier VIP International Equity ......     Class B 1.34%        $ 140.64                   --
AXA Premier VIP International Equity ......     Class B 1.34%        $ 169.50                  430
AXA Premier VIP International Equity ......     Class B 1.35%        $ 169.41                   --
AXA Premier VIP International Equity ......     Class B 1.45%        $ 168.56                   --
AXA Premier VIP Large Cap Core Equity .....     Class B 0.50%        $ 128.70
AXA Premier VIP Large Cap Core Equity .....     Class B 0.70%        $ 127.42                   --
AXA Premier VIP Large Cap Core Equity .....     Class B 0.70%        $ 122.09                   --
AXA Premier VIP Large Cap Core Equity .....     Class B 0.90%        $ 126.14                   --
AXA Premier VIP Large Cap Core Equity .....     Class B 0.90%        $ 125.51                   --
AXA Premier VIP Large Cap Core Equity .....     Class B 0.90%        $ 121.61                   --
AXA Premier VIP Large Cap Core Equity .....     Class B 0.95%        $ 125.82                   12
AXA Premier VIP Large Cap Core Equity .....     Class B 1.20%        $ 124.24                   29
AXA Premier VIP Large Cap Core Equity .....     Class B 1.20%        $ 120.89                   --
AXA Premier VIP Large Cap Core Equity .....     Class B 1.30%        $ 102.93                   --
AXA Premier VIP Large Cap Core Equity .....     Class B 1.34%        $ 123.37                  120
AXA Premier VIP Large Cap Core Equity .....     Class B 1.35%        $ 123.30                    1
AXA Premier VIP Large Cap Core Equity .....     Class B 1.45%        $ 122.68                   --
AXA Premier VIP Large Cap Growth ..........     Class B 0.50%        $ 100.59                   --
AXA Premier VIP Large Cap Growth ..........     Class B 0.70%        $  99.58                   --
AXA Premier VIP Large Cap Growth ..........     Class B 0.70%        $ 108.87                   --
AXA Premier VIP Large Cap Growth ..........     Class B 0.90%        $  98.58                    4
AXA Premier VIP Large Cap Growth ..........     Class B 0.90%        $ 108.44                   --
AXA Premier VIP Large Cap Growth ..........     Class B 0.95%        $  98.34                   53
AXA Premier VIP Large Cap Growth ..........     Class B 1.20%        $  97.10                   66
AXA Premier VIP Large Cap Growth ..........     Class B 1.20%        $ 107.80                   --
AXA Premier VIP Large Cap Growth ..........     Class B 1.30%        $ 101.24                   --
AXA Premier VIP Large Cap Growth ..........     Class B 1.34%        $  96.42                  257
AXA Premier VIP Large Cap Growth ..........     Class B 1.35%        $  96.37                    3
AXA Premier VIP Large Cap Growth ..........     Class B 1.45%        $  95.88                   --
AXA Premier VIP Large Cap Value ...........     Class B 0.50%        $ 149.85                   --
AXA Premier VIP Large Cap Value ...........     Class B 0.70%        $ 148.35                   --
AXA Premier VIP Large Cap Value ...........     Class B 0.70%        $ 127.67                   --
AXA Premier VIP Large Cap Value ...........     Class B 0.90%        $ 146.87                    2
AXA Premier VIP Large Cap Value ...........     Class B 0.90%        $ 127.17                   --
AXA Premier VIP Large Cap Value ...........     Class B 0.95%        $ 146.50                   59
AXA Premier VIP Large Cap Value ...........     Class B 1.20%        $ 144.66                   87
AXA Premier VIP Large Cap Value ...........     Class B 1.20%        $ 126.42                   --
AXA Premier VIP Large Cap Value ...........     Class B 1.30%        $ 103.97                   --
AXA Premier VIP Large Cap Value ...........     Class B 1.34%        $ 143.64                  308

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2006


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
AXA Premier VIP Large Cap Value .......     Class B 1.35%        $ 143.57                     1
AXA Premier VIP Large Cap Value .......     Class B 1.45%        $ 142.84                    --
AXA Premier VIP Mid Cap Growth ........     Class B 0.50%        $ 114.09                    --
AXA Premier VIP Mid Cap Growth ........     Class B 0.70%        $ 112.95                    --
AXA Premier VIP Mid Cap Growth ........     Class B 0.70%        $ 122.32                    --
AXA Premier VIP Mid Cap Growth ........     Class B 0.90%        $ 111.81                     3
AXA Premier VIP Mid Cap Growth ........     Class B 0.90%        $ 121.84                    --
AXA Premier VIP Mid Cap Growth ........     Class B 0.95%        $ 111.53                    80
AXA Premier VIP Mid Cap Growth ........     Class B 1.20%        $ 110.13                   116
AXA Premier VIP Mid Cap Growth ........     Class B 1.30%        $ 103.27                    --
AXA Premier VIP Mid Cap Growth ........     Class B 1.34%        $ 164.64                     5
AXA Premier VIP Mid Cap Growth ........     Class B 1.34%        $ 117.43                    --
AXA Premier VIP Mid Cap Growth ........     Class B 1.34%        $ 109.36                   547
AXA Premier VIP Mid Cap Growth ........     Class B 1.35%        $ 109.30                     1
AXA Premier VIP Mid Cap Growth ........     Class B 1.45%        $ 108.75                     1
AXA Premier VIP Mid Cap Value .........     Class B 0.50%        $ 145.32                    --
AXA Premier VIP Mid Cap Value .........     Class B 0.70%        $ 143.86                    --
AXA Premier VIP Mid Cap Value .........     Class B 0.70%        $ 125.69                    --
AXA Premier VIP Mid Cap Value .........     Class B 0.90%        $ 142.42                     2
AXA Premier VIP Mid Cap Value .........     Class B 0.90%        $ 125.20                    --
AXA Premier VIP Mid Cap Value .........     Class B 0.95%        $ 142.07                    57
AXA Premier VIP Mid Cap Value .........     Class B 1.20%        $ 140.28                    85
AXA Premier VIP Mid Cap Value .........     Class B 1.30%        $ 102.93                    --
AXA Premier VIP Mid Cap Value .........     Class B 1.34%        $ 178.79                     3
AXA Premier VIP Mid Cap Value .........     Class B 1.34%        $ 120.67                    --
AXA Premier VIP Mid Cap Value .........     Class B 1.34%        $ 139.29                   391
AXA Premier VIP Mid Cap Value .........     Class B 1.35%        $ 139.22                     1
AXA Premier VIP Mid Cap Value .........     Class B 1.45%        $ 138.52                    --
AXA Premier VIP Technology ............     Class B 0.50%        $ 110.62                    --
AXA Premier VIP Technology ............     Class B 0.70%        $ 109.51                    10
AXA Premier VIP Technology ............     Class B 0.70%        $ 124.26                    --
AXA Premier VIP Technology ............     Class B 0.90%        $ 108.42                     6
AXA Premier VIP Technology ............     Class B 0.90%        $ 123.77                    --
AXA Premier VIP Technology ............     Class B 0.95%        $ 108.14                    77
AXA Premier VIP Technology ............     Class B 1.20%        $ 106.79                   124
AXA Premier VIP Technology ............     Class B 1.30%        $ 104.68                    --
AXA Premier VIP Technology ............     Class B 1.34%        $ 164.29                     2
AXA Premier VIP Technology ............     Class B 1.34%        $ 119.29                    --
AXA Premier VIP Technology ............     Class B 1.34%        $ 106.03                   838
AXA Premier VIP Technology ............     Class B 1.35%        $ 105.98                     5
AXA Premier VIP Technology ............     Class B 1.45%        $ 105.44                     1
EQ/AllianceBernstein Common Stock .....     Class A 0.50%        $ 104.17                    --
EQ/AllianceBernstein Common Stock .....     Class A 0.70%        $ 159.38                    --
EQ/AllianceBernstein Common Stock .....     Class A 0.74%        $ 500.91                   104
EQ/AllianceBernstein Common Stock .....     Class A 0.74%        $ 542.59                    37
EQ/AllianceBernstein Common Stock .....     Class A 0.90%        $ 226.80                    65
EQ/AllianceBernstein Common Stock .....     Class A 1.20%        $ 188.20                    --
EQ/AllianceBernstein Common Stock .....     Class A 1.34%        $ 374.77                    14
EQ/AllianceBernstein Common Stock .....     Class A 1.35%        $ 290.56                 2,645
EQ/AllianceBernstein Common Stock .....     Class A 1.35%        $ 303.59                   157
EQ/AllianceBernstein Common Stock .....     Class A 1.45%        $ 117.24                    26
EQ/AllianceBernstein Common Stock .....     Class A 1.49%        $ 374.77                 8,161

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                    Contract charges   Unit Fair Value   Units Outstanding (000's)
                                                   ------------------ ----------------- --------------------------
EQ/AllianceBernstein Common Stock ..............     Class B 0.50%        $ 102.09                    --
EQ/AllianceBernstein Common Stock ..............     Class B 0.70%        $ 159.38                    13
EQ/AllianceBernstein Common Stock ..............     Class B 0.70%        $ 106.36                    --
EQ/AllianceBernstein Common Stock ..............     Class B 0.90%        $ 109.76                    43
EQ/AllianceBernstein Common Stock ..............     Class B 0.90%        $ 122.83                     6
EQ/AllianceBernstein Common Stock ..............     Class B 0.95%        $ 104.41                   428
EQ/AllianceBernstein Common Stock ..............     Class B 1.20%        $ 117.28                 1,179
EQ/AllianceBernstein Common Stock ..............     Class B 1.30%        $ 103.98                    --
EQ/AllianceBernstein Growth and Income .........     Class A 0.50%        $ 104.53                    --
EQ/AllianceBernstein Growth and Income .........     Class A 0.70%        $ 215.00                    --
EQ/AllianceBernstein Growth and Income .........     Class A 0.90%        $ 302.39                    24
EQ/AllianceBernstein Growth and Income .........     Class A 1.20%        $ 253.32                    --
EQ/AllianceBernstein Growth and Income .........     Class A 1.34%        $ 358.06                 2,752
EQ/AllianceBernstein Growth and Income .........     Class A 1.35%        $ 358.32                    56
EQ/AllianceBernstein Growth and Income .........     Class A 1.45%        $ 170.51                     6
EQ/AllianceBernstein Growth and Income .........     Class B 0.50%        $ 135.51                    --
EQ/AllianceBernstein Growth and Income .........     Class B 0.70%        $ 215.00                     2
EQ/AllianceBernstein Growth and Income .........     Class B 0.70%        $ 152.87                    --
EQ/AllianceBernstein Growth and Income .........     Class B 0.90%        $ 177.31                    10
EQ/AllianceBernstein Growth and Income .........     Class B 0.95%        $ 150.07                   274
EQ/AllianceBernstein Growth and Income .........     Class B 1.20%        $ 170.54                   681
EQ/AllianceBernstein Growth and Income .........     Class B 1.30%        $ 104.34                    --
EQ/AllianceBernstein Intermediate Government
Securities .....................................     Class A 0.50%        $ 100.44                    --
EQ/AllianceBernstein Intermediate Government
Securities .....................................     Class A 0.70%        $ 144.18                    --
EQ/AllianceBernstein Intermediate Government
Securities .....................................     Class A 0.74%        $  80.34                    33
EQ/AllianceBernstein Intermediate Government
Securities .....................................     Class A 0.90%        $ 155.73                     3
EQ/AllianceBernstein Intermediate Government
Securities .....................................     Class A 1.20%        $ 143.80                    --
EQ/AllianceBernstein Intermediate Government
Securities .....................................     Class A 1.34%        $ 160.48                   532
EQ/AllianceBernstein Intermediate Government
Securities .....................................     Class A 1.35%        $ 154.67                    18
EQ/AllianceBernstein Intermediate Government
Securities .....................................     Class A 1.45%        $ 129.92                    --
EQ/AllianceBernstein Intermediate Government
Securities .....................................     Class B 0.50%        $ 128.11                    --
EQ/AllianceBernstein Intermediate Government
Securities .....................................     Class B 0.70%        $ 144.18                    --
EQ/AllianceBernstein Intermediate Government
Securities .....................................     Class B 0.70%        $ 132.66                    --
EQ/AllianceBernstein Intermediate Government
Securities .....................................     Class B 0.90%        $ 133.20                     2
EQ/AllianceBernstein Intermediate Government
Securities .....................................     Class B 0.95%        $ 130.22                   114
EQ/AllianceBernstein Intermediate Government
Securities .....................................     Class B 1.20%        $ 129.94                   138
EQ/AllianceBernstein Intermediate Government
Securities .....................................     Class B 1.30%        $ 100.25                    --
EQ/AllianceBernstein International .............     Class A 0.50%        $ 105.97                    --
EQ/AllianceBernstein International .............     Class A 0.70%        $ 167.52                    --

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                               Contract charges   Unit Fair Value   Units Outstanding (000's)
                                              ------------------ ----------------- --------------------------
EQ/AllianceBernstein International ........     Class A 0.90%        $ 180.59                    31
EQ/AllianceBernstein International ........     Class A 1.20%        $ 160.24                     3
EQ/AllianceBernstein International ........     Class A 1.34%        $ 178.84                 4,232
EQ/AllianceBernstein International ........     Class A 1.35%        $ 178.63                   119
EQ/AllianceBernstein International ........     Class A 1.45%        $ 140.03                     4
EQ/AllianceBernstein International ........     Class B 0.50%        $ 140.38                    --
EQ/AllianceBernstein International ........     Class B 0.70%        $ 145.53                    --
EQ/AllianceBernstein International ........     Class B 0.70%        $ 167.52                     3
EQ/AllianceBernstein International ........     Class B 0.90%        $ 148.60                    12
EQ/AllianceBernstein International ........     Class B 0.95%        $ 142.86                   259
EQ/AllianceBernstein International ........     Class B 1.20%        $ 139.89                   454
EQ/AllianceBernstein International ........     Class B 1.30%        $ 105.78                    --
EQ/AllianceBernstein Large Cap Growth .....     Class B 0.50%        $  66.16                    --
EQ/AllianceBernstein Large Cap Growth .....     Class B 0.70%        $  72.40                    --
EQ/AllianceBernstein Large Cap Growth .....     Class B 0.90%        $  71.34                     6
EQ/AllianceBernstein Large Cap Growth .....     Class B 0.95%        $  71.07                   174
EQ/AllianceBernstein Large Cap Growth .....     Class B 1.20%        $  69.76                   249
EQ/AllianceBernstein Large Cap Growth .....     Class B 1.30%        $ 103.07                    --
EQ/AllianceBernstein Large Cap Growth .....     Class B 1.34%        $  69.04                 1,671
EQ/AllianceBernstein Large Cap Growth .....     Class B 1.35%        $  68.99                     9
EQ/AllianceBernstein Large Cap Growth .....     Class B 1.45%        $  68.47                     2
EQ/AllianceBernstein Quality Bond .........     Class A 0.50%        $ 100.81                    --
EQ/AllianceBernstein Quality Bond .........     Class A 0.70%        $ 152.43                    --
EQ/AllianceBernstein Quality Bond .........     Class A 0.90%        $ 169.90                     4
EQ/AllianceBernstein Quality Bond .........     Class A 1.20%        $ 153.26                    --
EQ/AllianceBernstein Quality Bond .........     Class A 1.34%        $ 171.37                   670
EQ/AllianceBernstein Quality Bond .........     Class A 1.35%        $ 180.65                    20
EQ/AllianceBernstein Quality Bond .........     Class A 1.45%        $ 135.31                    --
EQ/AllianceBernstein Quality Bond .........     Class B 0.50%        $ 134.25                    --
EQ/AllianceBernstein Quality Bond .........     Class B 0.70%        $ 152.43                    --
EQ/AllianceBernstein Quality Bond .........     Class B 0.70%        $ 139.26                    --
EQ/AllianceBernstein Quality Bond .........     Class B 0.90%        $ 138.66                     4
EQ/AllianceBernstein Quality Bond .........     Class B 0.95%        $ 136.71                   112
EQ/AllianceBernstein Quality Bond .........     Class B 1.20%        $ 135.39                   130
EQ/AllianceBernstein Quality Bond .........     Class B 1.30%        $ 100.62                    --
EQ/AllianceBernstein Small Cap Growth .....     Class A 0.50%        $ 103.84                    --
EQ/AllianceBernstein Small Cap Growth .....     Class A 0.70%        $ 153.88                    --
EQ/AllianceBernstein Small Cap Growth .....     Class A 0.90%        $ 194.31                    11
EQ/AllianceBernstein Small Cap Growth .....     Class A 1.20%        $ 188.69                     1
EQ/AllianceBernstein Small Cap Growth .....     Class A 1.34%        $ 186.13                 1,655
EQ/AllianceBernstein Small Cap Growth .....     Class A 1.35%        $ 185.94                    25
EQ/AllianceBernstein Small Cap Growth .....     Class A 1.45%        $ 135.25                     2
EQ/AllianceBernstein Small Cap Growth .....     Class B 0.50%        $ 100.58                    --
EQ/AllianceBernstein Small Cap Growth .....     Class B 0.70%        $ 153.88                     2
EQ/AllianceBernstein Small Cap Growth .....     Class B 0.70%        $ 167.38                    --
EQ/AllianceBernstein Small Cap Growth .....     Class B 0.90%        $ 139.15                     4
EQ/AllianceBernstein Small Cap Growth .....     Class B 0.95%        $ 164.31                   141
EQ/AllianceBernstein Small Cap Growth .....     Class B 1.20%        $ 135.30                   245
EQ/AllianceBernstein Small Cap Growth .....     Class B 1.30%        $ 103.66                    --
EQ/AllianceBernstein Value ................     Class B 0.50%        $ 163.40                    --
EQ/AllianceBernstein Value ................     Class B 0.70%        $ 149.38                     9
EQ/AllianceBernstein Value ................     Class B 0.90%        $ 147.18                    18

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                  Contract charges   Unit Fair Value   Units Outstanding (000's)
                                                 ------------------ ----------------- --------------------------
EQ/AllianceBernstein Value ...................     Class B 0.95%        $ 155.52                   248
EQ/AllianceBernstein Value ...................     Class B 1.20%        $ 143.93                   471
EQ/AllianceBernstein Value ...................     Class B 1.30%        $ 104.11                    --
EQ/AllianceBernstein Value ...................     Class B 1.34%        $ 142.44                 2,714
EQ/AllianceBernstein Value ...................     Class B 1.35%        $ 142.33                    21
EQ/AllianceBernstein Value ...................     Class B 1.45%        $ 151.12                     2
EQ/Ariel Appreciation II .....................     Class B 0.50%        $ 114.85                    --
EQ/Ariel Appreciation II .....................     Class B 0.70%        $ 114.56                    --
EQ/Ariel Appreciation II .....................     Class B 0.90%        $ 114.28                    --
EQ/Ariel Appreciation II .....................     Class B 0.95%        $ 114.21                     4
EQ/Ariel Appreciation II .....................     Class B 1.20%        $ 113.85                    12
EQ/Ariel Appreciation II .....................     Class B 1.30%        $ 103.36                    --
EQ/Ariel Appreciation II .....................     Class B 1.34%        $ 113.65                    12
EQ/Ariel Appreciation II .....................     Class B 1.35%        $ 113.64                    --
EQ/Ariel Appreciation II .....................     Class B 1.45%        $ 113.50                    --
EQ/AXA Rosenberg Value Long/Short Equity .....     Class B 0.50%        $ 110.97                    --
EQ/AXA Rosenberg Value Long/Short Equity .....     Class B 0.70%        $ 109.35                    --
EQ/AXA Rosenberg Value Long/Short Equity .....     Class B 0.90%        $ 109.53                    --
EQ/AXA Rosenberg Value Long/Short Equity .....     Class B 0.95%        $ 109.35                    12
EQ/AXA Rosenberg Value Long/Short Equity .....     Class B 1.20%        $ 108.46                    20
EQ/AXA Rosenberg Value Long/Short Equity .....     Class B 1.30%        $  99.01                    --
EQ/AXA Rosenberg Value Long/Short Equity .....     Class B 1.34%        $ 107.96                    57
EQ/AXA Rosenberg Value Long/Short Equity .....     Class B 1.35%        $ 107.93                    --
EQ/AXA Rosenberg Value Long/Short Equity .....     Class B 1.45%        $ 107.57                    --
EQ/Boston Advisors Equity Income .............     Class B 0.50%        $ 130.62                    --
EQ/Boston Advisors Equity Income .............     Class B 0.70%        $ 130.03                    --
EQ/Boston Advisors Equity Income .............     Class B 0.90%        $ 129.46                     1
EQ/Boston Advisors Equity Income .............     Class B 0.95%        $ 129.31                    34
EQ/Boston Advisors Equity Income .............     Class B 1.20%        $ 128.59                    67
EQ/Boston Advisors Equity Income .............     Class B 1.30%        $ 104.50                    --
EQ/Boston Advisors Equity Income .............     Class B 1.34%        $ 128.19                   292
EQ/Boston Advisors Equity Income .............     Class B 1.35%        $ 128.16                    --
EQ/Boston Advisors Equity Income .............     Class B 1.45%        $ 127.87                    --
EQ/Calvert Socially Responsible ..............     Class B 0.50%        $  85.06                    --
EQ/Calvert Socially Responsible ..............     Class B 0.70%        $  94.85                     1
EQ/Calvert Socially Responsible ..............     Class B 0.90%        $  93.45                     3
EQ/Calvert Socially Responsible ..............     Class B 0.95%        $ 119.37                     4
EQ/Calvert Socially Responsible ..............     Class B 1.00%        $  92.76                    --
EQ/Calvert Socially Responsible ..............     Class B 1.20%        $  91.38                     9
EQ/Calvert Socially Responsible ..............     Class B 1.30%        $ 101.26                    --
EQ/Calvert Socially Responsible ..............     Class B 1.34%        $  90.43                   167
EQ/Calvert Socially Responsible ..............     Class B 1.35%        $  90.37                     1
EQ/Calvert Socially Responsible ..............     Class B 1.45%        $ 116.25                    --
EQ/Capital Guardian Growth ...................     Class B 0.50%        $  69.30                    --
EQ/Capital Guardian Growth ...................     Class B 0.70%        $  79.03                    --
EQ/Capital Guardian Growth ...................     Class B 0.90%        $  77.86                     1
EQ/Capital Guardian Growth ...................     Class B 0.95%        $  77.58                    17
EQ/Capital Guardian Growth ...................     Class B 1.20%        $  76.14                    27
EQ/Capital Guardian Growth ...................     Class B 1.30%        $ 101.69                    --
EQ/Capital Guardian Growth ...................     Class B 1.34%        $  75.35                   101
EQ/Capital Guardian Growth ...................     Class B 1.35%        $  75.30                     2
EQ/Capital Guardian Growth ...................     Class B 1.45%        $ 100.48                    --

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/Capital Guardian International .....     Class B 0.50%        $ 127.17                    --
EQ/Capital Guardian International .....     Class B 0.70%        $ 141.46                    --
EQ/Capital Guardian International .....     Class B 0.90%        $ 139.38                     5
EQ/Capital Guardian International .....     Class B 0.95%        $ 170.60                    53
EQ/Capital Guardian International .....     Class B 1.00%        $ 138.35                    --
EQ/Capital Guardian International .....     Class B 1.20%        $ 136.30                   121
EQ/Capital Guardian International .....     Class B 1.30%        $ 104.12                    --
EQ/Capital Guardian International .....     Class B 1.34%        $ 134.89                   534
EQ/Capital Guardian International .....     Class B 1.35%        $ 134.79                     1
EQ/Capital Guardian International .....     Class B 1.45%        $ 166.28                    --
EQ/Capital Guardian Research ..........     Class B 0.50%        $ 125.42                    --
EQ/Capital Guardian Research ..........     Class B 0.70%        $ 138.06                     1
EQ/Capital Guardian Research ..........     Class B 0.90%        $ 136.03                    14
EQ/Capital Guardian Research ..........     Class B 0.95%        $ 135.53                    58
EQ/Capital Guardian Research ..........     Class B 1.20%        $ 133.03                   143
EQ/Capital Guardian Research ..........     Class B 1.30%        $ 102.34                    --
EQ/Capital Guardian Research ..........     Class B 1.34%        $ 131.65                   923
EQ/Capital Guardian Research ..........     Class B 1.35%        $ 131.55                    12
EQ/Capital Guardian Research ..........     Class B 1.45%        $ 130.57                     2
EQ/Capital Guardian U.S. Equity .......     Class B 0.50%        $ 126.84                    --
EQ/Capital Guardian U.S. Equity .......     Class B 0.70%        $ 130.57                    --
EQ/Capital Guardian U.S. Equity .......     Class B 0.90%        $ 128.65                    11
EQ/Capital Guardian U.S. Equity .......     Class B 0.95%        $ 128.17                    80
EQ/Capital Guardian U.S. Equity .......     Class B 1.00%        $ 127.70                    --
EQ/Capital Guardian U.S. Equity .......     Class B 1.20%        $ 125.81                   254
EQ/Capital Guardian U.S. Equity .......     Class B 1.30%        $ 101.89                    --
EQ/Capital Guardian U.S. Equity .......     Class B 1.34%        $ 124.50                   674
EQ/Capital Guardian U.S. Equity .......     Class B 1.35%        $ 124.41                     2
EQ/Capital Guardian U.S. Equity .......     Class B 1.45%        $ 123.48                    --
EQ/Caywood-Scholl High Yield Bond .....     Class B 0.50%        $ 112.32                    --
EQ/Caywood-Scholl High Yield Bond .....     Class B 0.70%        $ 111.95                    --
EQ/Caywood-Scholl High Yield Bond .....     Class B 0.90%        $ 111.58                    --
EQ/Caywood-Scholl High Yield Bond .....     Class B 0.95%        $ 111.48                    30
EQ/Caywood-Scholl High Yield Bond .....     Class B 1.20%        $ 111.01                    27
EQ/Caywood-Scholl High Yield Bond .....     Class B 1.30%        $ 102.26                    --
EQ/Caywood-Scholl High Yield Bond .....     Class B 1.34%        $ 110.75                    87
EQ/Caywood-Scholl High Yield Bond .....     Class B 1.35%        $ 110.74                    --
EQ/Caywood-Scholl High Yield Bond .....     Class B 1.45%        $ 110.55                    --
EQ/Davis New York Venture .............     Class B 0.50%        $ 108.76                    --
EQ/Davis New York Venture .............     Class B 0.90%        $ 108.63                    --
EQ/Davis New York Venture .............     Class B 1.34%        $ 108.48                    --
EQ/Davis New York Venture .............     Class B 1.35%        $ 108.47                     3
EQ/Equity 500 Index ...................     Class A 0.50%        $ 103.22                    --
EQ/Equity 500 Index ...................     Class A 0.70%        $ 158.58                    --
EQ/Equity 500 Index ...................     Class A 0.90%        $ 225.93                    26
EQ/Equity 500 Index ...................     Class A 1.00%        $ 254.00                    --
EQ/Equity 500 Index ...................     Class A 1.20%        $ 187.87                     2
EQ/Equity 500 Index ...................     Class A 1.34%        $ 310.53                 2,920
EQ/Equity 500 Index ...................     Class A 1.35%        $ 310.13                    66
EQ/Equity 500 Index ...................     Class A 1.45%        $ 117.65                    11
EQ/Equity 500 Index ...................     Class B 0.50%        $ 103.33                    --

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/Equity 500 Index ...................     Class B 0.70%        $ 158.58                     6
EQ/Equity 500 Index ...................     Class B 0.70%        $ 105.31                     7
EQ/Equity 500 Index ...................     Class B 0.90%        $ 122.77                    12
EQ/Equity 500 Index ...................     Class B 0.95%        $ 103.38                   217
EQ/Equity 500 Index ...................     Class B 1.20%        $ 117.68                   652
EQ/Equity 500 Index ...................     Class B 1.30%        $ 103.03                    --
EQ/Evergreen International Bond .......     Class B 0.50%        $ 100.53                    --
EQ/Evergreen International Bond .......     Class B 0.70%        $ 100.28                    --
EQ/Evergreen International Bond .......     Class B 0.90%        $ 100.03                    --
EQ/Evergreen International Bond .......     Class B 0.95%        $  99.97                    17
EQ/Evergreen International Bond .......     Class B 1.00%        $  99.90                    --
EQ/Evergreen International Bond .......     Class B 1.20%        $  99.66                    14
EQ/Evergreen International Bond .......     Class B 1.30%        $ 101.77                    --
EQ/Evergreen International Bond .......     Class B 1.34%        $  99.48                    46
EQ/Evergreen International Bond .......     Class B 1.35%        $  99.47                    --
EQ/Evergreen International Bond .......     Class B 1.45%        $  99.34                    --
EQ/Evergreen Omega ....................     Class B 0.50%        $  90.42                    --
EQ/Evergreen Omega ....................     Class B 0.70%        $  92.19                    --
EQ/Evergreen Omega ....................     Class B 0.90%        $  90.83                     3
EQ/Evergreen Omega ....................     Class B 0.95%        $  90.49                    30
EQ/Evergreen Omega ....................     Class B 1.00%        $  90.16                    --
EQ/Evergreen Omega ....................     Class B 1.20%        $  88.82                    38
EQ/Evergreen Omega ....................     Class B 1.30%        $ 103.62                    --
EQ/Evergreen Omega ....................     Class B 1.34%        $  87.90                   185
EQ/Evergreen Omega ....................     Class B 1.35%        $  87.84                     1
EQ/Evergreen Omega ....................     Class B 1.45%        $  87.18                    --
EQ/FI Mid Cap .........................     Class B 0.50%        $ 138.97                    --
EQ/FI Mid Cap .........................     Class B 0.70%        $ 134.05                     5
EQ/FI Mid Cap .........................     Class B 0.90%        $ 132.35                    19
EQ/FI Mid Cap .........................     Class B 0.95%        $ 131.93                   203
EQ/FI Mid Cap .........................     Class B 1.00%        $ 131.51                    --
EQ/FI Mid Cap .........................     Class B 1.20%        $ 129.84                   494
EQ/FI Mid Cap .........................     Class B 1.30%        $ 104.66                    --
EQ/FI Mid Cap .........................     Class B 1.34%        $ 128.68                 1,735
EQ/FI Mid Cap .........................     Class B 1.35%        $ 128.60                     5
EQ/FI Mid Cap .........................     Class B 1.45%        $ 127.77                     1
EQ/FI Mid Cap Value ...................     Class B 0.50%        $ 183.59                    --
EQ/FI Mid Cap Value ...................     Class B 0.70%        $ 147.09                     1
EQ/FI Mid Cap Value ...................     Class B 0.90%        $ 178.95                     4
EQ/FI Mid Cap Value ...................     Class B 0.90%        $ 144.61                    16
EQ/FI Mid Cap Value ...................     Class B 0.95%        $ 182.01                   178
EQ/FI Mid Cap Value ...................     Class B 1.00%        $ 143.38                    --
EQ/FI Mid Cap Value ...................     Class B 1.20%        $ 140.94                    --
EQ/FI Mid Cap Value ...................     Class B 1.20%        $ 140.50                   382
EQ/FI Mid Cap Value ...................     Class B 1.30%        $ 103.66                    --
EQ/FI Mid Cap Value ...................     Class B 1.34%        $ 175.70                 2,273
EQ/FI Mid Cap Value ...................     Class B 1.35%        $ 139.14                    32
EQ/FI Mid Cap Value ...................     Class B 1.45%        $ 137.53                     2
EQ/Franklin Income ....................     Class B 0.50%        $ 104.56                    --
EQ/Franklin Income ....................     Class B 0.70%        $ 104.50                    --
EQ/Franklin Income ....................     Class B 0.90%        $ 104.43                     1
EQ/Franklin Income ....................     Class B 0.95%        $ 104.42                     9

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/Franklin Income ....................     Class B 1.20%        $ 104.34                   22
EQ/Franklin Income ....................     Class B 1.30%        $ 102.67                   --
EQ/Franklin Income ....................     Class B 1.34%        $ 104.29                   90
EQ/Franklin Income ....................     Class B 1.35%        $ 104.29                   --
EQ/Franklin Income ....................     Class B 1.45%        $ 104.26                   --
EQ/Franklin Small Cap Value ...........     Class B 0.50%        $ 108.50                   --
EQ/Franklin Small Cap Value ...........     Class B 0.70%        $ 108.44                   --
EQ/Franklin Small Cap Value ...........     Class B 0.90%        $ 108.37                   --
EQ/Franklin Small Cap Value ...........     Class B 0.95%        $ 108.35                    1
EQ/Franklin Small Cap Value ...........     Class B 1.20%        $ 108.27                    2
EQ/Franklin Small Cap Value ...........     Class B 1.30%        $ 103.24                   --
EQ/Franklin Small Cap Value ...........     Class B 1.34%        $ 108.22                    8
EQ/Franklin Small Cap Value ...........     Class B 1.35%        $ 108.22                   --
EQ/Franklin Small Cap Value ...........     Class B 1.45%        $ 108.18                   --
EQ/GAMCO Mergers and Acquisitions .....     Class B 0.50%        $ 117.94                   --
EQ/GAMCO Mergers and Acquisitions .....     Class B 0.70%        $ 117.55                   --
EQ/GAMCO Mergers and Acquisitions .....     Class B 0.90%        $ 117.15                   --
EQ/GAMCO Mergers and Acquisitions .....     Class B 0.95%        $ 117.06                   14
EQ/GAMCO Mergers and Acquisitions .....     Class B 1.20%        $ 116.57                   12
EQ/GAMCO Mergers and Acquisitions .....     Class B 1.30%        $ 102.27                   --
EQ/GAMCO Mergers and Acquisitions .....     Class B 1.34%        $ 116.29                   39
EQ/GAMCO Mergers and Acquisitions .....     Class B 1.35%        $ 116.27                   --
EQ/GAMCO Mergers and Acquisitions .....     Class B 1.45%        $ 116.08                   --
EQ/GAMCO Small Company Value ..........     Class B 0.50%        $ 139.23                   --
EQ/GAMCO Small Company Value ..........     Class B 0.70%        $ 138.61                   --
EQ/GAMCO Small Company Value ..........     Class B 0.90%        $ 137.99                    2
EQ/GAMCO Small Company Value ..........     Class B 0.95%        $ 137.84                   38
EQ/GAMCO Small Company Value ..........     Class B 1.20%        $ 137.07                   80
EQ/GAMCO Small Company Value ..........     Class B 1.30%        $ 103.86                   --
EQ/GAMCO Small Company Value ..........     Class B 1.34%        $ 136.64                  362
EQ/GAMCO Small Company Value ..........     Class B 1.35%        $ 136.61                    1
EQ/GAMCO Small Company Value ..........     Class B 1.45%        $ 136.30                   --
EQ/International Growth ...............     Class B 0.50%        $ 144.57                   --
EQ/International Growth ...............     Class B 0.70%        $ 144.09                   --
EQ/International Growth ...............     Class B 0.90%        $ 143.61                    1
EQ/International Growth ...............     Class B 0.95%        $ 143.49                    7
EQ/International Growth ...............     Class B 1.20%        $ 142.89                   14
EQ/International Growth ...............     Class B 1.30%        $ 105.82                   --
EQ/International Growth ...............     Class B 1.34%        $ 142.55                   67
EQ/International Growth ...............     Class B 1.35%        $ 142.53                   --
EQ/International Growth ...............     Class B 1.45%        $ 142.29                   --
EQ/Janus Large Cap Growth .............     Class B 0.50%        $  71.61                   --
EQ/Janus Large Cap Growth .............     Class B 0.70%        $  66.35                    6
EQ/Janus Large Cap Growth .............     Class B 0.90%        $  65.50                    4
EQ/Janus Large Cap Growth .............     Class B 0.95%        $  65.30                   90
EQ/Janus Large Cap Growth .............     Class B 1.00%        $  65.09                   --
EQ/Janus Large Cap Growth .............     Class B 1.20%        $  64.26                  215
EQ/Janus Large Cap Growth .............     Class B 1.30%        $ 100.73                   --
EQ/Janus Large Cap Growth .............     Class B 1.34%        $  63.69                  813
EQ/Janus Large Cap Growth .............     Class B 1.35%        $  63.64                    3
EQ/Janus Large Cap Growth .............     Class B 1.45%        $  63.24                   --

                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/JPMorgan Core Bond .................     Class B 0.50%        $ 121.18                   --
EQ/JPMorgan Core Bond .................     Class B 0.70%        $ 119.94                    2
EQ/JPMorgan Core Bond .................     Class B 0.90%        $ 118.73                    4
EQ/JPMorgan Core Bond .................     Class B 0.95%        $ 118.42                  215
EQ/JPMorgan Core Bond .................     Class B 1.00%        $ 118.12                   --
EQ/JPMorgan Core Bond .................     Class B 1.20%        $ 116.91                  144
EQ/JPMorgan Core Bond .................     Class B 1.30%        $ 100.66                   --
EQ/JPMorgan Core Bond .................     Class B 1.34%        $ 116.08                  643
EQ/JPMorgan Core Bond .................     Class B 1.35%        $ 116.02                    1
EQ/JPMorgan Core Bond .................     Class B 1.45%        $ 115.42                    1
EQ/JPMorgan Value Opportunities .......     Class B 0.50%        $ 134.61                   --
EQ/JPMorgan Value Opportunities .......     Class B 0.70%        $ 134.65                   --
EQ/JPMorgan Value Opportunities .......     Class B 0.90%        $ 130.93                    1
EQ/JPMorgan Value Opportunities .......     Class B 0.90%        $ 132.37                    5
EQ/JPMorgan Value Opportunities .......     Class B 0.95%        $ 122.52                   23
EQ/JPMorgan Value Opportunities .......     Class B 1.00%        $ 131.25                   --
EQ/JPMorgan Value Opportunities .......     Class B 1.20%        $ 127.65                   39
EQ/JPMorgan Value Opportunities .......     Class B 1.20%        $ 129.02                   --
EQ/JPMorgan Value Opportunities .......     Class B 1.30%        $ 104.18                   --
EQ/JPMorgan Value Opportunities .......     Class B 1.34%        $ 160.85                  362
EQ/JPMorgan Value Opportunities .......     Class B 1.35%        $ 127.37                   14
EQ/JPMorgan Value Opportunities .......     Class B 1.45%        $ 124.95                    1
EQ/Legg Mason Value Equity ............     Class B 0.50%        $ 113.34                   --
EQ/Legg Mason Value Equity ............     Class B 0.70%        $ 113.05                   --
EQ/Legg Mason Value Equity ............     Class B 0.90%        $ 112.77                    1
EQ/Legg Mason Value Equity ............     Class B 0.95%        $ 112.70                   17
EQ/Legg Mason Value Equity ............     Class B 1.00%        $ 112.63                   --
EQ/Legg Mason Value Equity ............     Class B 1.20%        $ 112.35                   41
EQ/Legg Mason Value Equity ............     Class B 1.30%        $ 104.08                   --
EQ/Legg Mason Value Equity ............     Class B 1.34%        $ 112.16                  108
EQ/Legg Mason Value Equity ............     Class B 1.35%        $ 112.14                    1
EQ/Legg Mason Value Equity ............     Class B 1.45%        $ 112.00                   --
EQ/Long Term Bond .....................     Class B 0.50%        $ 101.88                   --
EQ/Long Term Bond .....................     Class B 0.70%        $ 101.54                   --
EQ/Long Term Bond .....................     Class B 0.90%        $ 101.20                    1
EQ/Long Term Bond .....................     Class B 0.95%        $ 101.11                   30
EQ/Long Term Bond .....................     Class B 1.00%        $ 101.03                   --
EQ/Long Term Bond .....................     Class B 1.20%        $ 100.69                   33
EQ/Long Term Bond .....................     Class B 1.30%        $ 100.40                   --
EQ/Long Term Bond .....................     Class B 1.34%        $ 100.45                  113
EQ/Long Term Bond .....................     Class B 1.35%        $ 100.44                   --
EQ/Long Term Bond .....................     Class B 1.45%        $ 100.27                   --
EQ/Lord Abbett Growth and Income ......     Class B 0.50%        $ 124.31                   --
EQ/Lord Abbett Growth and Income ......     Class B 0.70%        $ 123.89                   --
EQ/Lord Abbett Growth and Income ......     Class B 0.90%        $ 123.48                   --
EQ/Lord Abbett Growth and Income ......     Class B 0.95%        $ 123.37                    8
EQ/Lord Abbett Growth and Income ......     Class B 1.00%        $ 123.27                   --
EQ/Lord Abbett Growth and Income ......     Class B 1.20%        $ 122.86                   10
EQ/Lord Abbett Growth and Income ......     Class B 1.30%        $ 103.02                   --
EQ/Lord Abbett Growth and Income ......     Class B 1.34%        $ 122.57                   75
EQ/Lord Abbett Growth and Income ......     Class B 1.35%        $ 122.55                   --
EQ/Lord Abbett Growth and Income ......     Class B 1.45%        $ 122.34                   --

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/Lord Abbett Large Cap Core .........     Class B 0.50%        $ 119.10                    --
EQ/Lord Abbett Large Cap Core .........     Class B 0.70%        $ 118.70                    --
EQ/Lord Abbett Large Cap Core .........     Class B 0.90%        $ 118.30                    --
EQ/Lord Abbett Large Cap Core .........     Class B 0.95%        $ 118.20                     4
EQ/Lord Abbett Large Cap Core .........     Class B 1.00%        $ 118.11                    --
EQ/Lord Abbett Large Cap Core .........     Class B 1.20%        $ 117.71                     5
EQ/Lord Abbett Large Cap Core .........     Class B 1.30%        $ 102.63                    --
EQ/Lord Abbett Large Cap Core .........     Class B 1.34%        $ 117.71                    --
EQ/Lord Abbett Large Cap Core .........     Class B 1.34%        $ 117.43                    25
EQ/Lord Abbett Large Cap Core .........     Class B 1.35%        $ 117.41                    --
EQ/Lord Abbett Large Cap Core .........     Class B 1.45%        $ 117.21                    --
EQ/Lord Abbett Mid Cap Value ..........     Class B 0.50%        $ 125.42                    --
EQ/Lord Abbett Mid Cap Value ..........     Class B 0.70%        $ 125.00                    --
EQ/Lord Abbett Mid Cap Value ..........     Class B 0.90%        $ 124.58                     1
EQ/Lord Abbett Mid Cap Value ..........     Class B 0.95%        $ 124.48                    22
EQ/Lord Abbett Mid Cap Value ..........     Class B 1.00%        $ 124.37                    --
EQ/Lord Abbett Mid Cap Value ..........     Class B 1.20%        $ 123.96                    23
EQ/Lord Abbett Mid Cap Value ..........     Class B 1.30%        $ 103.83                    --
EQ/Lord Abbett Mid Cap Value ..........     Class B 1.34%        $ 123.66                    94
EQ/Lord Abbett Mid Cap Value ..........     Class B 1.35%        $ 123.64                    --
EQ/Lord Abbett Mid Cap Value ..........     Class B 1.45%        $ 123.44                    --
EQ/Marsico Focus ......................     Class B 0.50%        $ 160.53                    --
EQ/Marsico Focus ......................     Class B 0.70%        $ 158.85                    --
EQ/Marsico Focus ......................     Class B 0.90%        $ 157.18                    16
EQ/Marsico Focus ......................     Class B 0.95%        $ 156.76                   222
EQ/Marsico Focus ......................     Class B 1.00%        $ 156.35                    --
EQ/Marsico Focus ......................     Class B 1.20%        $ 154.70                   295
EQ/Marsico Focus ......................     Class B 1.30%        $ 105.05                    --
EQ/Marsico Focus ......................     Class B 1.34%        $ 153.56                 1,548
EQ/Marsico Focus ......................     Class B 1.35%        $ 153.48                     7
EQ/Marsico Focus ......................     Class B 1.45%        $ 152.66                     1
EQ/Mercury Basic Value Equity .........     Class B 0.50%        $ 157.18                    --
EQ/Mercury Basic Value Equity .........     Class B 0.70%        $ 197.45                    --
EQ/Mercury Basic Value Equity .........     Class B 0.90%        $ 189.64                     4
EQ/Mercury Basic Value Equity .........     Class B 0.90%        $ 194.11                     9
EQ/Mercury Basic Value Equity .........     Class B 0.95%        $ 161.48                   160
EQ/Mercury Basic Value Equity .........     Class B 1.00%        $ 192.46                    --
EQ/Mercury Basic Value Equity .........     Class B 1.20%        $ 187.75                   276
EQ/Mercury Basic Value Equity .........     Class B 1.20%        $ 189.19                    --
EQ/Mercury Basic Value Equity .........     Class B 1.30%        $ 104.24                    --
EQ/Mercury Basic Value Equity .........     Class B 1.34%        $ 242.07                 1,272
EQ/Mercury Basic Value Equity .........     Class B 1.35%        $ 186.77                    14
EQ/Mercury Basic Value Equity .........     Class B 1.45%        $ 183.78                     2
EQ/Mercury International Value ........     Class B 0.50%        $ 132.94                    --
EQ/Mercury International Value ........     Class B 0.70%        $ 162.83                     6
EQ/Mercury International Value ........     Class B 0.90%        $ 160.43                    14
EQ/Mercury International Value ........     Class B 0.95%        $ 159.84                   179
EQ/Mercury International Value ........     Class B 1.00%        $ 159.25                    --
EQ/Mercury International Value ........     Class B 1.20%        $ 156.89                   231
EQ/Mercury International Value ........     Class B 1.30%        $ 104.70                    --
EQ/Mercury International Value ........     Class B 1.34%        $ 155.26                 1,505

                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/Mercury International Value ........     Class B 1.35%        $ 155.15                    20
EQ/Mercury International Value ........     Class B 1.45%        $ 168.61                     1
EQ/MFS Emerging Growth Companies ......     Class B 0.50%        $  60.37                    --
EQ/MFS Emerging Growth Companies ......     Class B 0.70%        $ 106.74                     4
EQ/MFS Emerging Growth Companies ......     Class B 0.90%        $  93.95                     5
EQ/MFS Emerging Growth Companies ......     Class B 0.90%        $ 104.93                    26
EQ/MFS Emerging Growth Companies ......     Class B 0.95%        $  88.74                   110
EQ/MFS Emerging Growth Companies ......     Class B 1.00%        $ 104.04                    --
EQ/MFS Emerging Growth Companies ......     Class B 1.20%        $  98.21                   178
EQ/MFS Emerging Growth Companies ......     Class B 1.20%        $ 102.27                    --
EQ/MFS Emerging Growth Companies ......     Class B 1.30%        $ 104.10                    --
EQ/MFS Emerging Growth Companies ......     Class B 1.34%        $ 151.04                 1,844
EQ/MFS Emerging Growth Companies ......     Class B 1.35%        $ 100.96                    42
EQ/MFS Emerging Growth Companies ......     Class B 1.45%        $  96.13                     8
EQ/MFS Investors Trust ................     Class B 0.50%        $ 103.30                    --
EQ/MFS Investors Trust ................     Class B 0.70%        $ 108.15                    --
EQ/MFS Investors Trust ................     Class B 0.90%        $ 106.56                     1
EQ/MFS Investors Trust ................     Class B 0.95%        $ 106.17                    12
EQ/MFS Investors Trust ................     Class B 1.00%        $ 105.78                    --
EQ/MFS Investors Trust ................     Class B 1.20%        $ 104.21                    28
EQ/MFS Investors Trust ................     Class B 1.30%        $ 102.43                    --
EQ/MFS Investors Trust ................     Class B 1.34%        $ 103.13                   116
EQ/MFS Investors Trust ................     Class B 1.35%        $ 103.05                    --
EQ/MFS Investors Trust ................     Class B 1.45%        $ 102.29                    --
EQ/Money Market .......................     Class A 0.50%        $ 100.76                    --
EQ/Money Market .......................     Class A 0.70%        $ 128.55                    --
EQ/Money Market .......................     Class A 0.74%        $  45.18                    71
EQ/Money Market .......................     Class A 0.90%        $ 135.41                    19
EQ/Money Market .......................     Class A 1.20%        $ 127.45                    --
EQ/Money Market .......................     Class A 1.35%        $ 139.78                    56
EQ/Money Market .......................     Class A 1.35%        $ 139.11                   192
EQ/Money Market .......................     Class A 1.45%        $ 116.74                    --
EQ/Money Market .......................     Class A 1.49%        $  35.33                 2,018
EQ/Money Market .......................     Class B 0.50%        $ 112.08                    --
EQ/Money Market .......................     Class B 0.70%        $ 128.55                    --
EQ/Money Market .......................     Class B 0.70%        $ 116.79                    --
EQ/Money Market .......................     Class B 0.90%        $ 108.50                     1
EQ/Money Market .......................     Class B 0.90%        $ 119.94                     1
EQ/Money Market .......................     Class B 0.95%        $ 114.65                   187
EQ/Money Market .......................     Class B 1.20%        $ 116.78                   103
EQ/Money Market .......................     Class B 1.30%        $ 100.60                    --
EQ/Montag & Caldwell Growth ...........     Class B 0.50%        $ 118.12                    --
EQ/Montag & Caldwell Growth ...........     Class B 0.70%        $ 117.59                    --
EQ/Montag & Caldwell Growth ...........     Class B 0.90%        $ 117.07                    --
EQ/Montag & Caldwell Growth ...........     Class B 0.95%        $ 116.94                     4
EQ/Montag & Caldwell Growth ...........     Class B 1.00%        $ 116.81                    --
EQ/Montag & Caldwell Growth ...........     Class B 1.20%        $ 116.29                     5
EQ/Montag & Caldwell Growth ...........     Class B 1.30%        $ 101.82                    --
EQ/Montag & Caldwell Growth ...........     Class B 1.34%        $ 115.92                    23
EQ/Montag & Caldwell Growth ...........     Class B 1.35%        $ 115.90                    --
EQ/Montag & Caldwell Growth ...........     Class B 1.45%        $ 115.63                    --

                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                         Contract charges   Unit Fair Value   Units Outstanding (000's)
                                        ------------------ ----------------- --------------------------
EQ/Mutual Shares ....................     Class B 0.50%        $ 107.38                   --
EQ/Mutual Shares ....................     Class B 0.70%        $ 107.32                   --
EQ/Mutual Shares ....................     Class B 0.90%        $ 107.25                    1
EQ/Mutual Shares ....................     Class B 0.95%        $ 107.23                    3
EQ/Mutual Shares ....................     Class B 1.00%        $ 107.22                   --
EQ/Mutual Shares ....................     Class B 1.20%        $ 107.15                    8
EQ/Mutual Shares ....................     Class B 1.30%        $ 103.66                   --
EQ/Mutual Shares ....................     Class B 1.34%        $ 107.10                   32
EQ/Mutual Shares ....................     Class B 1.35%        $ 107.10                   --
EQ/Mutual Shares ....................     Class B 1.45%        $ 107.07                   --
EQ/Oppenheimer Global ...............     Class B 0.50%        $ 111.23                   --
EQ/Oppenheimer Global ...............     Class B 0.70%        $ 111.17                   --
EQ/Oppenheimer Global ...............     Class B 0.90%        $ 111.10                   --
EQ/Oppenheimer Global ...............     Class B 0.95%        $ 111.08                    3
EQ/Oppenheimer Global ...............     Class B 1.00%        $ 111.06                   --
EQ/Oppenheimer Global ...............     Class B 1.20%        $ 110.99                    3
EQ/Oppenheimer Global ...............     Class B 1.30%        $ 105.12                   --
EQ/Oppenheimer Global ...............     Class B 1.34%        $ 110.94                   14
EQ/Oppenheimer Global ...............     Class B 1.35%        $ 110.94                   --
EQ/Oppenheimer Global ...............     Class B 1.45%        $ 110.91                   --
EQ/Oppenheimer Main Street Small Cap      Class B 0.50%        $ 111.28                   --
EQ/Oppenheimer Main Street Small Cap      Class B 0.70%        $ 111.21                   --
EQ/Oppenheimer Main Street Small Cap      Class B 0.90%        $ 111.14                   --
EQ/Oppenheimer Main Street Small Cap      Class B 0.95%        $ 111.12                    1
EQ/Oppenheimer Main Street Small Cap      Class B 1.00%        $ 111.11                   --
EQ/Oppenheimer Main Street Small Cap      Class B 1.20%        $ 111.04                    3
EQ/Oppenheimer Main Street Small Cap      Class B 1.30%        $ 102.70                   --
EQ/Oppenheimer Main Street Small Cap      Class B 1.34%        $ 110.99                    9
EQ/Oppenheimer Main Street Small Cap      Class B 1.35%        $ 110.99                   --
EQ/Oppenheimer Main Street Small Cap      Class B 1.45%        $ 110.95                   --
EQ/PIMCO Real Return ................     Class B 0.50%        $  99.80                   --
EQ/PIMCO Real Return ................     Class B 0.70%        $  99.47                   --
EQ/PIMCO Real Return ................     Class B 0.90%        $  99.13                    4
EQ/PIMCO Real Return ................     Class B 0.95%        $  99.05                   75
EQ/PIMCO Real Return ................     Class B 1.00%        $  98.97                   --
EQ/PIMCO Real Return ................     Class B 1.20%        $  98.64                   56
EQ/PIMCO Real Return ................     Class B 1.30%        $  99.43                   --
EQ/PIMCO Real Return ................     Class B 1.34%        $  98.40                  167
EQ/PIMCO Real Return ................     Class B 1.35%        $  98.39                   --
EQ/PIMCO Real Return ................     Class B 1.45%        $  98.22                   --
EQ/Short Duration Bond ..............     Class B 0.50%        $ 103.81                   --
EQ/Short Duration Bond ..............     Class B 0.70%        $ 103.47                   --
EQ/Short Duration Bond ..............     Class B 0.90%        $ 103.12                   --
EQ/Short Duration Bond ..............     Class B 0.95%        $ 103.04                   13
EQ/Short Duration Bond ..............     Class B 1.00%        $ 102.95                   --
EQ/Short Duration Bond ..............     Class B 1.20%        $ 102.60                   11
EQ/Short Duration Bond ..............     Class B 1.30%        $ 100.49                   --
EQ/Short Duration Bond ..............     Class B 1.34%        $ 102.36                   47
EQ/Short Duration Bond ..............     Class B 1.35%        $ 102.35                   --
EQ/Short Duration Bond ..............     Class B 1.45%        $ 102.17                   --

                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                     Contract charges   Unit Fair Value   Units Outstanding (000's)
                                    ------------------ ----------------- --------------------------
EQ/ Small Cap Value .............     Class B 0.50%        $ 208.48                   --
EQ/ Small Cap Value .............     Class B 0.70%        $ 218.37                   --
EQ/ Small Cap Value .............     Class B 0.90%        $ 215.15                   10
EQ/ Small Cap Value .............     Class B 0.95%        $ 169.16                  100
EQ/ Small Cap Value .............     Class B 1.00%        $ 213.57                   --
EQ/ Small Cap Value .............     Class B 1.20%        $ 210.41                  127
EQ/ Small Cap Value .............     Class B 1.30%        $ 104.20                   --
EQ/ Small Cap Value .............     Class B 1.34%        $ 208.22                  794
EQ/ Small Cap Value .............     Class B 1.35%        $ 208.07                    8
EQ/ Small Cap Value .............     Class B 1.45%        $ 161.93                   --
EQ/Small Company Growth .........     Class B 0.50%        $ 134.64                   --
EQ/Small Company Growth .........     Class B 0.70%        $ 134.04                   --
EQ/Small Company Growth .........     Class B 0.90%        $ 133.44                    1
EQ/Small Company Growth .........     Class B 0.95%        $ 133.29                   30
EQ/Small Company Growth .........     Class B 1.00%        $ 133.14                   --
EQ/Small Company Growth .........     Class B 1.20%        $ 132.55                   50
EQ/Small Company Growth .........     Class B 1.30%        $ 103.48                   --
EQ/Small Company Growth .........     Class B 1.34%        $ 132.13                  216
EQ/Small Company Growth .........     Class B 1.35%        $ 132.10                   --
EQ/Small Company Growth .........     Class B 1.45%        $ 131.81                   --
EQ/Small Company Index ..........     Class B 0.50%        $ 169.88                   --
EQ/Small Company Index ..........     Class B 0.70%        $ 168.15                    4
EQ/Small Company Index ..........     Class B 0.90%        $ 166.44                    6
EQ/Small Company Index ..........     Class B 0.95%        $ 166.02                   49
EQ/Small Company Index ..........     Class B 1.00%        $ 165.60                   --
EQ/Small Company Index ..........     Class B 1.20%        $ 163.91                  167
EQ/Small Company Index ..........     Class B 1.30%        $ 102.91                   --
EQ/Small Company Index ..........     Class B 1.34%        $ 162.73                  672
EQ/Small Company Index ..........     Class B 1.35%        $ 162.65                    5
EQ/Small Company Index ..........     Class B 1.45%        $ 161.81                   --
EQ/TCW Equity ...................     Class B 0.50%        $ 110.11                   --
EQ/TCW Equity ...................     Class B 0.70%        $ 109.62                   --
EQ/TCW Equity ...................     Class B 0.90%        $ 109.14                   --
EQ/TCW Equity ...................     Class B 0.95%        $ 109.01                    7
EQ/TCW Equity ...................     Class B 1.00%        $ 108.89                   --
EQ/TCW Equity ...................     Class B 1.20%        $ 108.40                   30
EQ/TCW Equity ...................     Class B 1.30%        $ 100.02                   --
EQ/TCW Equity ...................     Class B 1.34%        $ 108.07                   43
EQ/TCW Equity ...................     Class B 1.35%        $ 108.04                   --
EQ/TCW Equity ...................     Class B 1.45%        $ 107.80                   --
EQ/Templeton Growth .............     Class B 0.50%        $ 107.86                   --
EQ/Templeton Growth .............     Class B 0.70%        $ 107.79                   --
EQ/Templeton Growth .............     Class B 0.90%        $ 107.73                    1
EQ/Templeton Growth .............     Class B 0.95%        $ 107.71                    4
EQ/Templeton Growth .............     Class B 1.00%        $ 107.69                   --
EQ/Templeton Growth .............     Class B 1.20%        $ 107.63                   11
EQ/Templeton Growth .............     Class B 1.30%        $ 104.20                   --
EQ/Templeton Growth .............     Class B 1.34%        $ 107.58                   30
EQ/Templeton Growth .............     Class B 1.35%        $ 107.58                   --
EQ/Templeton Growth .............     Class B 1.45%        $ 107.54                   --

                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                              Contract charges   Unit Fair Value   Units Outstanding (000's)
                                             ------------------ ----------------- --------------------------
EQ/UBS Growth and Income .................     Class B 0.50%        $ 134.82                    --
EQ/UBS Growth and Income .................     Class B 0.70%        $ 134.22                    --
EQ/UBS Growth and Income .................     Class B 0.90%        $ 133.62                    --
EQ/UBS Growth and Income .................     Class B 0.95%        $ 133.47                     8
EQ/UBS Growth and Income .................     Class B 1.00%        $ 133.32                    --
EQ/UBS Growth and Income .................     Class B 1.20%        $ 132.73                    46
EQ/UBS Growth and Income .................     Class B 1.30%        $ 102.89                    --
EQ/UBS Growth and Income .................     Class B 1.34%        $ 132.31                    94
EQ/UBS Growth and Income .................     Class B 1.35%        $ 132.28                    --
EQ/UBS Growth and Income .................     Class B 1.45%        $ 131.98                    --
EQ/Van Kampen Comstock ...................     Class B 0.50%        $ 120.95                    --
EQ/Van Kampen Comstock ...................     Class B 0.70%        $ 120.55                    --
EQ/Van Kampen Comstock ...................     Class B 0.90%        $ 120.15                     1
EQ/Van Kampen Comstock ...................     Class B 0.95%        $ 120.05                    18
EQ/Van Kampen Comstock ...................     Class B 1.00%        $ 119.95                    --
EQ/Van Kampen Comstock ...................     Class B 1.20%        $ 119.54                    23
EQ/Van Kampen Comstock ...................     Class B 1.30%        $ 102.92                    --
EQ/Van Kampen Comstock ...................     Class B 1.34%        $ 119.26                   110
EQ/Van Kampen Comstock ...................     Class B 1.35%        $ 119.24                    --
EQ/Van Kampen Comstock ...................     Class B 1.45%        $ 119.04                    --
EQ/Van Kampen Emerging Markets Equity ....     Class B 0.50%        $ 242.92                    --
EQ/Van Kampen Emerging Markets Equity ....     Class B 0.70%        $ 300.59                     7
EQ/Van Kampen Emerging Markets Equity ....     Class B 0.70%        $ 183.92                    --
EQ/Van Kampen Emerging Markets Equity ....     Class B 0.90%        $ 183.20                    --
EQ/Van Kampen Emerging Markets Equity ....     Class B 0.90%        $ 350.50                     2
EQ/Van Kampen Emerging Markets Equity ....     Class B 0.90%        $ 295.50                     6
EQ/Van Kampen Emerging Markets Equity ....     Class B 0.95%        $ 259.45                   112
EQ/Van Kampen Emerging Markets Equity ....     Class B 1.00%        $ 292.99                    --
EQ/Van Kampen Emerging Markets Equity ....     Class B 1.20%        $ 288.01                     1
EQ/Van Kampen Emerging Markets Equity ....     Class B 1.20%        $ 271.98                   180
EQ/Van Kampen Emerging Markets Equity ....     Class B 1.30%        $ 113.12                    --
EQ/Van Kampen Emerging Markets Equity ....     Class B 1.34%        $ 305.48                     9
EQ/Van Kampen Emerging Markets Equity ....     Class B 1.34%        $ 176.57                    --
EQ/Van Kampen Emerging Markets Equity ....     Class B 1.34%        $ 188.68                 1,693
EQ/Van Kampen Emerging Markets Equity ....     Class B 1.35%        $ 284.32                    18
EQ/Van Kampen Emerging Markets Equity ....     Class B 1.45%        $ 266.22                     1
EQ/Van Kampen Mid Cap Growth .............     Class B 0.50%        $ 135.28                    --
EQ/Van Kampen Mid Cap Growth .............     Class B 0.70%        $ 134.83                    --
EQ/Van Kampen Mid Cap Growth .............     Class B 0.90%        $ 134.38                     1
EQ/Van Kampen Mid Cap Growth .............     Class B 0.95%        $ 134.27                    10
EQ/Van Kampen Mid Cap Growth .............     Class B 1.00%        $ 134.15                    --
EQ/Van Kampen Mid Cap Growth .............     Class B 1.20%        $ 133.70                    12
EQ/Van Kampen Mid Cap Growth .............     Class B 1.30%        $ 103.78                    --
EQ/Van Kampen Mid Cap Growth .............     Class B 1.34%        $ 133.39                    93
EQ/Van Kampen Mid Cap Growth .............     Class B 1.35%        $ 133.37                    --
EQ/Van Kampen Mid Cap Growth .............     Class B 1.45%        $ 133.14                    --
EQ/Wells Fargo Montgomery Small Cap ......     Class B 0.50%        $ 144.89                    --
EQ/Wells Fargo Montgomery Small Cap ......     Class B 0.70%        $ 144.41                    --
EQ/Wells Fargo Montgomery Small Cap ......     Class B 0.90%        $ 143.93                     1
EQ/Wells Fargo Montgomery Small Cap ......     Class B 0.95%        $ 143.81                    10
EQ/Wells Fargo Montgomery Small Cap ......     Class B 1.00%        $ 143.69                    --
EQ/Wells Fargo Montgomery Small Cap ......     Class B 1.20%        $ 143.20                    14

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                            Contract charges   Unit Fair Value   Units Outstanding (000's)
                                           ------------------ ----------------- --------------------------
EQ/Wells Fargo Montgomery Small Cap ....     Class B 1.30%        $ 104.25                   --
EQ/Wells Fargo Montgomery Small Cap ....     Class B 1.34%        $ 142.87                   78
EQ/Wells Fargo Montgomery Small Cap ....     Class B 1.35%        $ 142.84                    1
EQ/Wells Fargo Montgomery Small Cap ....     Class B 1.45%        $ 142.60                   --
Target 2015 Allocation .................     Class B 0.50%        $ 108.60                   --
Target 2015 Allocation .................     Class B 0.70%        $ 108.53                   --
Target 2015 Allocation .................     Class B 0.90%        $ 108.47                   --
Target 2015 Allocation .................     Class B 0.95%        $ 108.45                   --
Target 2015 Allocation .................     Class B 1.00%        $ 108.43                   --
Target 2015 Allocation .................     Class B 1.20%        $ 108.37                   --
Target 2015 Allocation .................     Class B 1.30%        $ 103.34                   --
Target 2015 Allocation .................     Class B 1.34%        $ 108.32                   11
Target 2015 Allocation .................     Class B 1.35%        $ 108.31                   --
Target 2015 Allocation .................     Class B 1.45%        $ 108.28                   --
Target 2025 Allocation .................     Class B 0.50%        $ 109.56                   --
Target 2025 Allocation .................     Class B 0.70%        $ 109.49                   --
Target 2025 Allocation .................     Class B 0.90%        $ 109.42                   --
Target 2025 Allocation .................     Class B 0.95%        $ 109.40                   --
Target 2025 Allocation .................     Class B 1.00%        $ 109.39                   --
Target 2025 Allocation .................     Class B 1.20%        $ 109.32                    2
Target 2025 Allocation .................     Class B 1.30%        $ 103.78                   --
Target 2025 Allocation .................     Class B 1.34%        $ 109.27                    7
Target 2025 Allocation .................     Class B 1.35%        $ 109.27                   --
Target 2025 Allocation .................     Class B 1.45%        $ 109.23                   --
Target 2035 Allocation .................     Class B 0.50%        $ 110.45                   --
Target 2035 Allocation .................     Class B 0.70%        $ 110.38                   --
Target 2035 Allocation .................     Class B 0.90%        $ 110.31                   --
Target 2035 Allocation .................     Class B 0.95%        $ 110.29                   --
Target 2035 Allocation .................     Class B 1.00%        $ 110.27                   --
Target 2035 Allocation .................     Class B 1.20%        $ 110.21                    1
Target 2035 Allocation .................     Class B 1.30%        $ 104.14                   --
Target 2035 Allocation .................     Class B 1.34%        $ 110.16                    4
Target 2035 Allocation .................     Class B 1.35%        $ 110.15                   --
Target 2035 Allocation .................     Class B 1.45%        $ 110.12                   --
Target 2045 Allocation .................     Class B 0.50%        $ 111.24                   --
Target 2045 Allocation .................     Class B 0.70%        $ 111.17                   --
Target 2045 Allocation .................     Class B 0.90%        $ 111.10                   --
Target 2045 Allocation .................     Class B 0.95%        $ 111.08                   --
Target 2045 Allocation .................     Class B 1.00%        $ 111.06                   --
Target 2045 Allocation .................     Class B 1.20%        $ 110.99                   --
Target 2045 Allocation .................     Class B 1.30%        $ 104.37                   --
Target 2045 Allocation .................     Class B 1.34%        $ 110.95                    3
Target 2045 Allocation .................     Class B 1.35%        $ 110.94                   --
Target 2045 Allocation .................     Class B 1.45%        $ 110.91                   --
U.S. Real Estate -- Class II ...........     Class B 0.50%        $ 230.61                   --
U.S. Real Estate -- Class II ...........     Class B 0.70%        $ 229.11                    3
U.S. Real Estate -- Class II ...........     Class B 0.90%        $ 227.62                    3
U.S. Real Estate -- Class II ...........     Class B 0.95%        $ 227.25                   55
U.S. Real Estate -- Class II ...........     Class B 1.00%        $ 226.88                   --
U.S. Real Estate -- Class II ...........     Class B 1.20%        $ 225.39                  119
U.S. Real Estate -- Class II ...........     Class B 1.30%        $ 105.28                   --
U.S. Real Estate -- Class II ...........     Class B 1.34%        $ 224.36                  601

                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2006


                                          Contract charges   Unit Fair Value   Units Outstanding (000's)
                                         ------------------ ----------------- --------------------------
U.S. Real Estate -- Class II .........     Class B 1.35%        $ 224.29                   2
U.S. Real Estate -- Class II .........     Class B 1.45%        $ 223.55                  --



                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                    AXA Aggressive  AXA Conservative   AXA Conservative-
                                                      Allocation       Allocation       Plus Allocation
                                                   --------------- ------------------ -------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................    $1,529,956        $655,595           $1,179,323
 Expenses: .......................................
  Asset-based charges ............................       536,905         189,659              361,991
  Less: Reduction for expense limitation .........            --              --                   --
                                                      ----------        --------           ----------
  Net Expenses ...................................       536,905         189,659              361,991
                                                      ----------        --------           ----------
Net Investment Income (Loss) .....................       993,051         465,936              817,332
                                                      ----------        --------           ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     1,936,290           9,902              331,653
  Realized gain distribution from The Trusts .....       886,886         155,888              497,465
                                                      ----------        --------           ----------
 Net realized gain (loss) ........................     2,823,176         165,790              829,118
                                                      ----------        --------           ----------
  Change in unrealized appreciation
   (depreciation) of investments .................     3,292,688         190,212              638,458
                                                      ----------        --------           ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     6,115,864         356,002            1,467,576
                                                      ----------        --------           ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $7,108,915        $821,938           $2,284,908
                                                      ==========        ========           ==========



                                                     AXA Moderate     AXA Moderate-     AXA Premier VIP    AXA Premier VIP
                                                      Allocation     Plus Allocation   Aggressive Equity      Core Bond
                                                   ---------------- ----------------- ------------------- -----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................   $ 47,294,227      $ 5,904,481      $    1,656,907       $2,778,657
 Expenses: .......................................
  Asset-based charges ............................     23,576,479        2,064,907          13,007,670          840,002
  Less: Reduction for expense limitation .........     (5,256,269)              --          (2,891,903)              --
                                                     ------------      -----------      --------------       ----------
  Net Expenses ...................................     18,320,210        2,064,907          10,115,767          840,002
                                                     ------------      -----------      --------------       ----------
Net Investment Income (Loss) .....................     28,974,017        3,839,574          (8,458,860)       1,938,655
                                                     ------------      -----------      --------------       ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     24,379,794        3,189,459         (15,621,963)        (639,165)
  Realized gain distribution from The Trusts .....     13,455,914        2,645,133                  --               --
                                                     ------------      -----------      --------------       ----------
 Net realized gain (loss) ........................     37,835,708        5,834,592         (15,621,963)        (639,165)
                                                     ------------      -----------      --------------       ----------
  Change in unrealized appreciation
   (depreciation) of investments .................     82,054,012       12,340,076          62,134,112          356,319
                                                     ------------      -----------      --------------       ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    119,889,720       18,174,668          46,512,149         (282,846)
                                                     ------------      -----------      --------------       ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $148,863,737      $22,014,242      $   38,053,289       $1,655,809
                                                     ============      ===========      ==============       ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                    AXA Premier VIP   AXA Premier VIP      AXA Premier VIP
                                                      Health Care        High Yield     International Equity
                                                   ----------------- ----------------- ----------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................    $  489,252        $12,405,309          $ 1,832,002
 Expenses: .......................................
  Asset-based charges ............................       588,368          2,220,269            1,056,841
  Less: Reduction for expense limitation .........            --                 --                   --
                                                      ----------        -----------          -----------
  Net Expenses ...................................       588,368          2,220,269            1,056,841
                                                      ----------        -----------          -----------
Net Investment Income (Loss) .....................       (99,116)        10,185,040              775,161
                                                      ----------        -----------          -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       760,873           (669,347)           6,641,224
  Realized gain distribution from The Trusts .....     1,728,814                 --            2,741,042
                                                      ----------        -----------          -----------
 Net realized gain (loss) ........................     2,489,687           (669,347)           9,382,266
                                                      ----------        -----------          -----------
  Change in unrealized appreciation
   (depreciation) of investments .................      (658,603)         5,173,752            7,586,574
                                                      ----------        -----------          -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     1,831,084          4,504,405           16,968,840
                                                      ----------        -----------          -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $1,731,968        $14,689,445          $17,744,001
                                                      ==========        ===========          ===========


                                                    AXA Premier VIP
                                                       Large Cap      AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                      Core Equity    Large Cap Growth   Large Cap Value   Mid Cap Growth
                                                   ---------------- ------------------ ----------------- ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................    $  124,981      $          --        $1,647,908     $     422,862
 Expenses: .......................................
  Asset-based charges ............................       251,293            467,924           693,193         1,053,518
  Less: Reduction for expense limitation .........            --                 --                --                --
                                                      ----------      -------------        ----------     -------------
  Net Expenses ...................................       251,293            467,924           693,193         1,053,518
                                                      ----------      -------------        ----------     -------------
Net Investment Income (Loss) .....................      (126,312)          (467,924)          954,715          (630,656)
                                                      ----------      -------------        ----------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     1,652,096          1,615,754         2,543,662         2,116,762
  Realized gain distribution from The Trusts .....       395,179          1,811,588           968,492         7,853,885
                                                      ----------      -------------        ----------     -------------
 Net realized gain (loss) ........................     2,047,275          3,427,342         3,512,154         9,970,647
                                                      ----------      -------------        ----------     -------------
  Change in unrealized appreciation
   (depreciation) of investments .................       496,283         (3,425,656)        5,074,150        (3,179,076)
                                                      ----------      -------------        ----------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     2,543,558              1,686         8,586,304         6,791,571
                                                      ----------      -------------        ----------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $2,417,246      $    (466,238)       $9,541,019     $   6,160,915
                                                      ==========      =============        ==========     =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                    AXA Premier VIP
                                                        Mid Cap       AXA Premier VIP   EQ/AllianceBernstein
                                                         Value           Technology         Common Stock
                                                   ----------------- ----------------- ----------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................    $1,195,478       $          --        $ 59,054,097
 Expenses: .......................................
  Asset-based charges ............................       899,165           1,467,146          60,461,600
  Less: Reduction for expense limitation .........            --                  --          (9,567,828)
                                                      ----------       -------------        ------------
  Net Expenses ...................................       899,165           1,467,146          50,893,772
                                                      ----------       -------------        ------------
Net Investment Income (Loss) .....................       296,313          (1,467,146)          8,160,325
                                                      ----------       -------------        ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (32,117)         12,268,244          23,573,141
  Realized gain distribution from The Trusts .....     6,693,317                  --                  --
                                                      ----------       -------------        ------------
 Net realized gain (loss) ........................     6,661,200          12,268,244          23,573,141
                                                      ----------       -------------        ------------
  Change in unrealized appreciation
   (depreciation) of investments .................     1,877,458          (4,621,826)        354,142,577
                                                      ----------       -------------        ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     8,538,658           7,646,418         377,715,718
                                                      ----------       -------------        ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $8,834,971       $   6,179,272        $385,876,043
                                                      ==========       =============        ============



                                                                           EQ/AllianceBernstein
                                                    EQ/AllianceBernstein       Intermediate
                                                         Growth and             Government       EQ/AllianceBernstein
                                                           Income               Securities           International
                                                   ---------------------- --------------------- ----------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................      $ 17,417,830          $   5,208,699          $ 13,466,082
 Expenses: .......................................
  Asset-based charges ............................        14,508,597              1,638,140            10,709,528
  Less: Reduction for expense limitation .........                --                 (9,979)                   --
                                                        ------------          -------------          ------------
  Net Expenses ...................................        14,508,597              1,628,161            10,709,528
                                                        ------------          -------------          ------------
Net Investment Income (Loss) .....................         2,909,233              3,580,538             2,756,554
                                                        ------------          -------------          ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        37,341,893             (1,387,779)           70,166,994
  Realized gain distribution from The Trusts .....        53,906,949                     --            59,844,144
                                                        ------------          -------------          ------------
 Net realized gain (loss) ........................        91,248,842             (1,387,779)          130,011,138
                                                        ------------          -------------          ------------
  Change in unrealized appreciation
   (depreciation) of investments .................        84,755,385                325,750            30,111,789
                                                        ------------          -------------          ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       176,004,227             (1,062,029)          160,122,927
                                                        ------------          -------------          ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $178,913,460          $   2,518,509          $162,879,481
                                                        ============          =============          ============



                                                    EQ/AllianceBernstein
                                                         Large Cap
                                                           Growth
                                                   ---------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................     $         --
 Expenses: .......................................
  Asset-based charges ............................        2,002,698
  Less: Reduction for expense limitation .........               --
                                                       ------------
  Net Expenses ...................................        2,002,698
                                                       ------------
Net Investment Income (Loss) .....................       (2,002,698)
                                                       ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        7,118,429
  Realized gain distribution from The Trusts .....               --
                                                       ------------
 Net realized gain (loss) ........................        7,118,429
                                                       ------------
  Change in unrealized appreciation
   (depreciation) of investments .................       (9,122,230)
                                                       ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       (2,003,801)
                                                       ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $ (4,006,499)
                                                       ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                           EQ/AllianceBernstein
                                                    EQ/AllianceBernstein        Small Cap        EQ/AllianceBernstein
                                                        Quality Bond              Growth                 Value
                                                   ---------------------- --------------------- ----------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................       $6,239,444          $           --           $ 7,117,221
 Expenses: .......................................
  Asset-based charges ............................        1,983,454               4,981,125             5,437,393
  Less: Reduction for expense limitation .........               --                      --                    --
                                                         ----------          --------------           -----------
  Net Expenses ...................................        1,983,454               4,981,125             5,437,393
                                                         ----------          --------------           -----------
Net Investment Income (Loss) .....................        4,255,990              (4,981,125)            1,679,828
                                                         ----------          --------------           -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         (386,141)             28,142,623            29,996,687
  Realized gain distribution from The Trusts .....               --              29,991,620            27,090,283
                                                         ----------          --------------           -----------
 Net realized gain (loss) ........................         (386,141)             58,134,243            57,086,970
                                                         ----------          --------------           -----------
  Change in unrealized appreciation
   (depreciation) of investments .................          200,508             (25,601,492)           19,258,630
                                                         ----------          --------------           -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         (185,633)             32,532,751            76,345,600
                                                         ----------          --------------           -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................       $4,070,357          $   27,551,626           $78,025,428
                                                         ==========          ==============           ===========



                                                                      EQ/AXA Rosenberg                         EQ/Calvert
                                                        EQ/Ariel         Value Long/     EQ/Boston Advisors     Socially
                                                    Appreciation II     Short Equity        Equity Income     Responsible
                                                   ----------------- ------------------ -------------------- -------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................     $ 25,089          $  265,504          $1,006,552       $        --
 Expenses: .......................................
  Asset-based charges ............................       26,493             115,694             524,046           200,699
  Less: Reduction for expense limitation .........           --                  --                  --                --
                                                       --------          ----------          ----------       -----------
  Net Expenses ...................................       26,493             115,694             524,046           200,699
                                                       --------          ----------          ----------       -----------
Net Investment Income (Loss) .....................       (1,404)            149,810             482,506          (200,699)
                                                       --------          ----------          ----------       -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       15,033             183,507           1,330,130           286,964
  Realized gain distribution from The Trusts .....          771                  --           2,012,253           196,244
                                                       --------          ----------          ----------       -----------
 Net realized gain (loss) ........................       15,804             183,507           3,342,383           483,208
                                                       --------          ----------          ----------       -----------
  Change in unrealized appreciation
   (depreciation) of investments .................      251,349            (354,260)          1,977,669           422,095
                                                       --------          ----------          ----------       -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      267,153            (170,753)          5,320,052           905,303
                                                       --------          ----------          ----------       -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $265,749          $  (20,943)         $5,802,558       $   704,604
                                                       ========          ==========          ==========       ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                    EQ/Capital    EQ/Capital      EQ/Capital
                                                     Guardian      Guardian        Guardian
                                                      Growth    International      Research
                                                   ----------- --------------- ---------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $  17,300    $ 1,183,920    $    834,911
 Expenses: .......................................
  Asset-based charges ............................    110,855      1,079,273       1,955,600
  Less: Reduction for expense limitation .........         --             --              --
                                                    ---------    -----------    ------------
  Net Expenses ...................................    110,855      1,079,273       1,955,600
                                                    ---------    -----------    ------------
Net Investment Income (Loss) .....................    (93,555)       104,647      (1,120,689)
                                                    ---------    -----------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    348,670      7,426,696      10,962,001
  Realized gain distribution from The Trusts .....         --      5,161,892              --
                                                    ---------    -----------    ------------
 Net realized gain (loss) ........................    348,670     12,588,588      10,962,001
                                                    ---------    -----------    ------------
  Change in unrealized appreciation
   (depreciation) of investments .................    280,645      1,141,332       5,365,744
                                                    ---------    -----------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    629,315     13,729,920      16,327,745
                                                    ---------    -----------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 535,760    $13,834,567    $ 15,207,056
                                                    =========    ===========    ============



                                                      EQ/Capital                          EQ/Davis
                                                       Guardian     EQ/Caywood-Scholl     New York      EQ/Equity
                                                     U.S. Equity     High Yield Bond    Venture (a)     500 Index
                                                   --------------- ------------------- ------------- --------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $  1,547,904        $ 861,961          $  634     $ 17,652,782
 Expenses: .......................................
  Asset-based charges ............................     1,551,213          130,697             354       13,212,122
  Less: Reduction for expense limitation .........            --               --              --               --
                                                    ------------        ---------          ------     ------------
  Net Expenses ...................................     1,551,213          130,697             354       13,212,122
                                                    ------------        ---------          ------     ------------
Net Investment Income (Loss) .....................        (3,309)         731,264             280        4,440,660
                                                    ------------        ---------          ------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     5,824,017          (67,947)             27       26,769,918
  Realized gain distribution from The Trusts .....     7,463,195               --              --       28,863,767
                                                    ------------        ---------          ------     ------------
 Net realized gain (loss) ........................    13,287,212          (67,947)             27       55,633,685
                                                    ------------        ---------          ------     ------------
  Change in unrealized appreciation
   (depreciation) of investments .................    (3,209,441)         127,594           6,071       70,749,494
                                                    ------------        ---------          ------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    10,077,771           59,647           6,098      126,383,179
                                                    ------------        ---------          ------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 10,074,462        $ 790,911          $6,378     $130,823,839
                                                    ============        =========          ======     ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                       EQ/Evergreen       EQ/Evergreen       EQ/FI
                                                    International Bond       Omega          Mid Cap
                                                   -------------------- --------------- ---------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................      $  18,751        $     492,248    $ 9,707,010
 Expenses: .......................................
  Asset-based charges ............................         48,206              294,571      3,717,890
  Less: Reduction for expense limitation .........             --                   --             --
                                                        ---------        -------------    -----------
  Net Expenses ...................................         48,206              294,571      3,717,890
                                                        ---------        -------------    -----------
Net Investment Income (Loss) .....................        (29,455)             197,677      5,989,120
                                                        ---------        -------------    -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         29,185              472,977     10,953,440
  Realized gain distribution from The Trusts .....             --            1,820,271     11,450,118
                                                        ---------        -------------    -----------
 Net realized gain (loss) ........................         29,185            2,293,248     22,403,558
                                                        ---------        -------------    -----------
  Change in unrealized appreciation
   (depreciation) of investments .................        133,624           (1,486,396)      (218,866)
                                                        ---------        -------------    -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        162,809              806,852     22,184,692
                                                        ---------        -------------    -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $ 133,354        $   1,004,529    $28,173,812
                                                        =========        =============    ===========



                                                                                   EQ/Franklin    EQ/GAMCO
                                                         EQ/FI       EQ/Franklin    Small Cap   Mergers and
                                                     Mid Cap Value    Income (a)    Value (a)   Acquisitions
                                                   ---------------- ------------- ------------ -------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $    1,453,567     $ 68,168     $ 1,436       $303,515
 Expenses: .......................................
  Asset-based charges ............................       6,097,719       20,649       1,828         57,167
  Less: Reduction for expense limitation .........              --           --          --             --
                                                    --------------     --------     -------       --------
  Net Expenses ...................................       6,097,719       20,649       1,828         57,167
                                                    --------------     --------     -------       --------
Net Investment Income (Loss) .....................      (4,644,152)      47,519        (392)       246,348
                                                    --------------     --------     -------       --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      28,518,033        8,511       6,164         73,709
  Realized gain distribution from The Trusts .....      41,948,317           --          --         19,325
                                                    --------------     --------     -------       --------
 Net realized gain (loss) ........................      70,466,350        8,511       6,164         93,034
                                                    --------------     --------     -------       --------
  Change in unrealized appreciation
   (depreciation) of investments .................     (16,830,256)     183,835      12,682        151,378
                                                    --------------     --------     -------       --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      53,636,094      192,346      18,846        244,412
                                                    --------------     --------     -------       --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   48,991,942     $239,865     $18,454       $490,760
                                                    ==============     ========     =======       ========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                       EQ/GAMCO                           EQ/Janus
                                                    Small Company   EQ/International     Large Cap
                                                        Value            Growth            Growth
                                                   --------------- ------------------ ---------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................    $  783,668       $   84,299      $          --
 Expenses: .......................................
  Asset-based charges ............................       640,725           88,154            958,044
  Less: Reduction for expense limitation .........            --               --                 --
                                                      ----------       ----------      -------------
  Net Expenses ...................................       640,725           88,154            958,044
                                                      ----------       ----------      -------------
Net Investment Income (Loss) .....................       142,943           (3,855)          (958,044)
                                                      ----------       ----------      -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     1,131,919          802,724          4,590,682
  Realized gain distribution from The Trusts .....     2,806,280               --                 --
                                                      ----------       ----------      -------------
 Net realized gain (loss) ........................     3,938,199          802,724          4,590,682
                                                      ----------       ----------      -------------
  Change in unrealized appreciation
   (depreciation) of investments .................     4,076,767          767,531         (3,845,095)
                                                      ----------       ----------      -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     8,014,966        1,570,255            745,587
                                                      ----------       ----------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $8,157,909       $1,566,400      $    (212,457)
                                                      ==========       ==========      =============



                                                                   EQ/JPMorgan       EQ/Legg
                                                    EQ/JPMorgan       Value           Mason        EQ/Long
                                                     Core Bond    Opportunities   Value Equity    Term Bond
                                                   ------------- --------------- -------------- -------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $4,940,382     $ 2,773,936     $    5,707    $   664,831
 Expenses: .......................................
  Asset-based charges ............................   1,347,964         819,886        152,280        175,502
  Less: Reduction for expense limitation .........          --              --             --             --
                                                    ----------     -----------     ----------    -----------
  Net Expenses ...................................   1,347,964         819,886        152,280        175,502
                                                    ----------     -----------     ----------    -----------
Net Investment Income (Loss) .....................   3,592,418       1,954,050       (146,573)       489,329
                                                    ----------     -----------     ----------    -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (537,483)      3,548,740        (70,317)      (238,217)
  Realized gain distribution from The Trusts .....          --       1,700,154             --             --
                                                    ----------     -----------     ----------    -----------
 Net realized gain (loss) ........................    (537,483)      5,248,894        (70,317)      (238,217)
                                                    ----------     -----------     ----------    -----------
  Change in unrealized appreciation
   (depreciation) of investments .................      80,834       3,773,066      1,423,361        (51,485)
                                                    ----------     -----------     ----------    -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (456,649)      9,021,960      1,353,044       (289,702)
                                                    ----------     -----------     ----------    -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $3,135,769     $10,976,010     $1,206,471    $   199,627
                                                    ==========     ===========     ==========    ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                    EQ/Lord Abbett  EQ/Lord Abbett   EQ/Lord Abbett
                                                        Growth         Large Cap         Mid Cap
                                                      and Income         Core             Value
                                                   --------------- ---------------- ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................     $ 87,299        $ 37,000        $  170,099
 Expenses: .......................................
  Asset-based charges ............................       70,984          37,881           186,829
  Less: Reduction for expense limitation .........           --              --                --
                                                       --------        --------        ----------
  Net Expenses ...................................       70,984          37,881           186,829
                                                       --------        --------        ----------
Net Investment Income (Loss) .....................       16,315            (881)          (16,730)
                                                       --------        --------        ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      314,110          86,334           476,570
  Realized gain distribution from The Trusts .....       42,751          14,596            92,978
                                                       --------        --------        ----------
 Net realized gain (loss) ........................      356,861         100,930           569,548
                                                       --------        --------        ----------
  Change in unrealized appreciation
   (depreciation) of investments .................      541,111         224,978         1,137,154
                                                       --------        --------        ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      897,972         325,908         1,706,702
                                                       --------        --------        ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $914,287        $325,027        $1,689,972
                                                       ========        ========        ==========



                                                                     EQ/Mercury     EQ/Mercury        EQ/MFS
                                                      EQ/Marsico    Basic Value   International   Emerging Growth
                                                        Focus          Equity         Value          Companies
                                                   --------------- ------------- --------------- ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $  2,055,782    $10,237,824    $ 9,225,669     $         --
 Expenses: .......................................
  Asset-based charges ............................     4,010,462      4,602,052      3,224,868        4,292,628
  Less: Reduction for expense limitation .........            --             --             --               --
                                                    ------------    -----------    -----------     ------------
  Net Expenses ...................................     4,010,462      4,602,052      3,224,868        4,292,628
                                                    ------------    -----------    -----------     ------------
Net Investment Income (Loss) .....................    (1,954,680)     5,635,772      6,000,801       (4,292,628)
                                                    ------------    -----------    -----------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    12,234,006     24,106,044     26,275,288       12,735,612
  Realized gain distribution from The Trusts .....     5,427,722     14,762,709     10,335,282               --
                                                    ------------    -----------    -----------     ------------
 Net realized gain (loss) ........................    17,661,728     38,868,753     36,610,570       12,735,612
                                                    ------------    -----------    -----------     ------------
  Change in unrealized appreciation
   (depreciation) of investments .................     6,168,757     19,316,684     10,921,813       11,003,344
                                                    ------------    -----------    -----------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    23,830,485     58,185,437     47,532,383       23,738,956
                                                    ------------    -----------    -----------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 21,875,805    $63,821,209    $53,533,184     $ 19,446,328
                                                    ============    ===========    ===========     ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                         EQ/MFS         EQ/Money      EQ/Montag &
                                                    Investors Trust      Market     Caldwell Growth
                                                   ----------------- ------------- -----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................    $  137,505      $5,968,477       $   6,893
 Expenses: .......................................
  Asset-based charges ............................       209,499       1,696,268          42,593
  Less: Reduction for expense limitation .........            --        (121,682)             --
                                                      ----------      ----------       ---------
  Net Expenses ...................................       209,499       1,574,586          42,593
                                                      ----------      ----------       ---------
Net Investment Income (Loss) .....................       (71,994)      4,393,891         (35,700)
                                                      ----------      ----------       ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     1,262,601        (322,486)         95,483
  Realized gain distribution from The Trusts .....            --              --              --
                                                      ----------      ----------       ---------
 Net realized gain (loss) ........................     1,262,601        (322,486)         95,483
                                                      ----------      ----------       ---------
  Change in unrealized appreciation
   (depreciation) of investments .................       598,954         330,301         153,479
                                                      ----------      ----------       ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     1,861,555           7,815         248,962
                                                      ----------      ----------       ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $1,789,561      $4,401,706       $ 213,262
                                                      ==========      ==========       =========



                                                                                  EQ/Oppenheimer
                                                     EQ/Mutual   EQ/Oppenheimer    Main Street       EQ/PIMCO
                                                    Shares (a)     Global (a)     Small Cap (a)    Real Return
                                                   ------------ ---------------- --------------- ---------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................   $  4,271       $    247         $ 3,950      $   1,152,430
 Expenses: .......................................
  Asset-based charges ............................      7,581          3,402           2,274            287,527
  Less: Reduction for expense limitation .........         --             --              --                 --
                                                     --------       --------         -------      -------------
  Net Expenses ...................................      7,581          3,402           2,274            287,527
                                                     --------       --------         -------      -------------
Net Investment Income (Loss) .....................     (3,310)        (3,155)          1,676            864,903
                                                     --------       --------         -------      -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     19,581          1,542           4,406           (148,559)
  Realized gain distribution from The Trusts .....         --             --              --                 --
                                                     --------       --------         -------      -------------
 Net realized gain (loss) ........................     19,581          1,542           4,406           (148,559)
                                                     --------       --------         -------      -------------
  Change in unrealized appreciation
   (depreciation) of investments .................    120,478         70,311          21,246           (903,386)
                                                     --------       --------         -------      -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    140,059         71,853          25,652         (1,051,945)
                                                     --------       --------         -------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $136,749       $ 68,698         $27,328      $    (187,042)
                                                     ========       ========         =======      =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                       EQ/Short       EQ/Small        EQ/Small
                                                    Duration Bond     Cap Value    Company Growth
                                                   --------------- -------------- ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................    $ 246,861     $11,125,009      $  460,746
 Expenses: .......................................
  Asset-based charges ............................       66,787       2,526,187         415,226
  Less: Reduction for expense limitation .........           --              --              --
                                                      ---------     -----------      ----------
  Net Expenses ...................................       66,787       2,526,187         415,226
                                                      ---------     -----------      ----------
Net Investment Income (Loss) .....................      180,074       8,598,822          45,520
                                                      ---------     -----------      ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       56,500       2,230,846          49,937
  Realized gain distribution from The Trusts .....           --      13,562,363              --
                                                      ---------     -----------      ----------
 Net realized gain (loss) ........................       56,500      15,793,209          49,937
                                                      ---------     -----------      ----------
  Change in unrealized appreciation
   (depreciation) of investments .................      (63,782)      1,854,864        (307,773)
                                                      ---------     -----------      ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       (7,282)     17,648,073        (257,836)
                                                      ---------     -----------      ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ 172,792     $26,246,895      $ (212,316)
                                                      =========     ===========      ==========



                                                       EQ/Small        EQ/TCW     EQ/Templeton   EQ/UBS Growth
                                                    Company Index      Equity      Growth (a)      and Income
                                                   --------------- ------------- -------------- ---------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................   $ 1,701,472    $       --      $  4,943      $  138,520
 Expenses: .......................................
  Asset-based charges ............................     1,579,331       106,671         7,742         179,510
  Less: Reduction for expense limitation .........            --            --            --              --
                                                     -----------    ----------      --------      ----------
  Net Expenses ...................................     1,579,331       106,671         7,742         179,510
                                                     -----------    ----------      --------      ----------
Net Investment Income (Loss) .....................       122,141      (106,671)       (2,799)        (40,990)
                                                     -----------    ----------      --------      ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     4,988,309       (97,939)       18,770         471,839
  Realized gain distribution from The Trusts .....     5,969,373            --            --              --
                                                     -----------    ----------      --------      ----------
 Net realized gain (loss) ........................    10,957,682       (97,939)       18,770         471,839
                                                     -----------    ----------      --------      ----------
  Change in unrealized appreciation
   (depreciation) of investments .................     6,916,365      (250,991)      120,135       1,462,771
                                                     -----------    ----------      --------      ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    17,874,047      (348,930)      138,905       1,934,610
                                                     -----------    ----------      --------      ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $17,996,188    $ (455,601)     $136,106      $1,893,620
                                                     ===========    ==========      ========      ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                      EQ/Van Kampen    EQ/Van Kampen
                                                    EQ/Van Kampen   Emerging Markets      Mid Cap
                                                       Comstock          Equity            Growth
                                                   --------------- ------------------ ---------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................    $  384,142      $  1,415,320       $  51,588
 Expenses: .......................................
  Asset-based charges ............................       158,921         4,262,744         143,338
  Less: Reduction for expense limitation .........            --                --              --
                                                      ----------      ------------       ---------
  Net Expenses ...................................       158,921         4,262,744         143,338
                                                      ----------      ------------       ---------
Net Investment Income (Loss) .....................       225,221        (2,847,424)        (91,750)
                                                      ----------      ------------       ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       372,028        55,518,458         156,061
  Realized gain distribution from The Trusts .....        70,174        29,614,083          37,966
                                                      ----------      ------------       ---------
 Net realized gain (loss) ........................       442,202        85,132,541         194,027
                                                      ----------      ------------       ---------
  Change in unrealized appreciation
   (depreciation) of investments .................     1,186,687        15,805,873         613,623
                                                      ----------      ------------       ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     1,628,889       100,938,414         807,650
                                                      ----------      ------------       ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $1,854,110      $ 98,090,990       $ 715,900
                                                      ==========      ============       =========


                                                    EQ/Wells Fargo
                                                      Montgomery       Target 2015      Target 2025     Target 2035
                                                       Small Cap     Allocation (a)   Allocation (a)   Allocation (a)
                                                   ---------------- ---------------- ---------------- ---------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................   $   286,088         $26,232          $18,316         $ 7,772
 Expenses: .......................................
  Asset-based charges ............................        82,686           2,125            1,892           1,033
  Less: Reduction for expense limitation .........            --              --               --              --
                                                     -----------         -------          -------         -------
  Net Expenses ...................................        82,686           2,125            1,892           1,033
                                                     -----------         -------          -------         -------
Net Investment Income (Loss) .....................       203,402          24,107           16,424           6,739
                                                     -----------         -------          -------         -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (155,134)          1,217            1,457           2,860
  Realized gain distribution from The Trusts .....        13,712              --               --              --
                                                     -----------         -------          -------         -------
 Net realized gain (loss) ........................      (141,422)          1,217            1,457           2,860
                                                     -----------         -------          -------         -------
  Change in unrealized appreciation
   (depreciation) of investments .................       858,631           6,546           12,186          10,655
                                                     -----------         -------          -------         -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       717,209           7,763           13,643          13,515
                                                     -----------         -------          -------         -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $   920,611         $31,870          $30,067         $20,254
                                                     ===========         =======          =======         =======

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                        Target 2045      U.S. Real Estate --
                                                      Allocation (a)           Class II
                                                     ----------------   ---------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................        $5,626             $ 1,646,828
 Expenses: .......................................
  Asset-based charges ............................           505               1,677,002
  Less: Reduction for expense limitation .........            --                      --
                                                          ------             -----------
  Net Expenses ...................................           505               1,677,002
                                                          ------             -----------
Net Investment Income (Loss) .....................         5,121                 (30,174)
                                                          ------             -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         2,055              12,416,606
  Realized gain distribution from The Trusts .....            --               8,206,020
                                                          ------             -----------
 Net realized gain (loss) ........................         2,055              20,622,626
                                                          ------             -----------
  Change in unrealized appreciation
   (depreciation) of investments .................         1,333              19,276,038
                                                          ------             -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         3,388              39,898,664
                                                          ------             -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................        $8,509             $39,868,490
                                                          ======             ===========

-------
(a) Commenced operations on September 18, 2006.
The accompanying notes are an integral part of these financial statements.

                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                          AXA Aggressive                 AXA Conservative
                                                            Allocation                      Allocation
                                                  ------------------------------- -------------------------------
                                                        2006            2005            2006            2005
                                                  --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $    993,051    $    571,527    $    465,936    $    253,966
 Net realized gain (loss) on investments ........     2,823,176         605,763         165,790         151,022
 Change in unrealized appreciation
  (depreciation) of investments .................     3,292,688         281,891         190,212        (242,871)
                                                   ------------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................  $  7,108,915    $  1,459,181    $    821,938    $    162,117
                                                   ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........    23,844,855       8,017,276       4,859,836       2,902,486
  Transfers between funds including
   guaranteed interest account, net .............    26,083,492       5,980,010       2,799,627       2,183,814
  Transfers for contract benefit and
   terminations .................................    (2,538,626)     (1,563,847)     (1,579,213)     (1,337,358)
  Contract maintenance charges ..................       (60,128)        (24,085)        (12,780)         (7,237)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --              --              --              --
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    47,329,593      12,409,354       6,067,470       3,741,705
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............       (44,777)         25,030         (38,671)         10,649
                                                   ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets ...............    54,393,731      13,893,566       6,850,737       3,914,472
Net Assets -- Beginning of Period ...............    23,015,387       9,121,821      12,086,370       8,171,898
                                                   ------------    ------------    ------------    ------------
Net Assets -- End of Period .....................  $ 77,409,118    $ 23,015,387    $ 18,937,107    $ 12,086,370
                                                   ============    ============    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................            --              --              --              --
 Units Redeemed .................................            --              --              --              --
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................            --              --              --              --
                                                   ------------    ------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................           459             161             122             191
 Units Redeemed .................................          (120)            (57)            (67)           (155)
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................           339             104              55              36
                                                   ------------    ------------    ------------    ------------



                                                         AXA Conservative-                    AXA Moderate
                                                          Plus Allocation                      Allocation
                                                  ------------------------------- -------------------------------------
                                                        2006            2005             2006               2005
                                                  --------------- --------------- ------------------ ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $    817,332    $    497,504     $   28,974,017     $   25,246,776
 Net realized gain (loss) on investments ........       829,118         282,022         37,835,708         17,200,129
 Change in unrealized appreciation
  (depreciation) of investments .................       638,458        (324,895)        82,054,012         21,156,626
                                                   ------------    ------------     --------------     --------------
 Net increase (decrease) in net assets from
  operations ....................................  $  2,284,908    $    454,631     $  148,863,737     $   63,603,531
                                                   ------------    ------------     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........    15,970,563       6,392,110        119,386,928        112,033,807
  Transfers between funds including
   guaranteed interest account, net .............     6,697,745       6,136,561        (20,879,947)       (33,256,783)
  Transfers for contract benefit and
   terminations .................................    (3,805,513)     (1,478,006)      (210,390,505)      (200,846,413)
  Contract maintenance charges ..................       (30,881)        (14,361)        (1,185,812)        (1,221,087)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --              --           (591,694)           (66,473)
                                                   ------------    ------------     --------------     --------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    18,831,914      11,036,304       (113,661,030)      (123,356,949)
                                                   ------------    ------------     --------------     --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............       (38,269)         16,546             71,950          3,557,611
                                                   ------------    ------------     --------------     --------------
Increase (Decrease) in Net Assets ...............    21,078,553      11,507,481         35,274,657        (56,195,809)
Net Assets -- Beginning of Period ...............    20,402,855       8,895,374      1,665,732,241      1,721,928,050
                                                   ------------    ------------     --------------     --------------
Net Assets -- End of Period .....................  $ 41,481,408    $ 20,402,855     $1,701,006,898     $1,665,732,241
                                                   ============    ============     ==============     ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................            --              --              2,209              2,436
 Units Redeemed .................................            --              --             (3,743)            (4,170)
                                                   ------------    ------------     --------------     --------------
 Net Increase (Decrease) ........................            --              --             (1,534)            (1,734)
                                                   ------------    ------------     --------------     --------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................           256             178                270                243
 Units Redeemed .................................           (94)            (78)              (177)              (160)
                                                   ------------    ------------     --------------     --------------
 Net Increase (Decrease) ........................           162             100                 93                 83
                                                   ------------    ------------     --------------     --------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           AXA Moderate-                      AXA Premier VIP
                                                          Plus Allocation                    Aggressive Equity
                                                  -------------------------------- --------------------------------------
                                                        2006             2005             2006               2005
                                                  ---------------- --------------- ----------------- --------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................   $  3,839,574    $  2,315,391    $    (8,458,860)    $ (10,658,324)
 Net realized gain (loss) on investments ........      5,834,592         924,360        (15,621,963)      (33,806,813)
 Change in unrealized appreciation
  (depreciation) of investments .................     12,340,076       1,385,403         62,134,112       113,069,008
                                                    ------------    ------------    ---------------     -------------
 Net increase (decrease) in net assets from
  operations ....................................   $ 22,014,242    $  4,625,154    $    38,053,289     $  68,603,871
                                                    ------------    ------------    ---------------     -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     79,982,968      36,690,502         37,960,667        45,973,157
  Transfers between funds including
   guaranteed interest account, net .............     83,449,300      21,827,556        (56,697,611)      (57,769,773)
  Transfers for contract benefit and
   terminations .................................     (9,097,843)     (4,749,358)      (126,612,896)     (121,857,977)
  Contract maintenance charges ..................       (214,420)        (84,923)          (843,352)         (957,496)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --              --            173,657            63,975
                                                    ------------    ------------    ---------------     -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    154,120,005      53,683,777       (146,019,535)     (134,548,114)
                                                    ------------    ------------    ---------------     -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............        (33,083)         12,413           (326,723)          493,206
                                                    ------------    ------------    ---------------     -------------
Increase (Decrease) in Net Assets ...............    176,101,164      58,321,344       (108,292,969)      (65,451,037)
Net Assets -- Beginning of Period ...............     91,321,154      32,999,810      1,049,447,656     1,114,898,693
                                                    ------------    ------------    ---------------     -------------
Net Assets -- End of Period .....................   $267,422,318    $ 91,321,154    $   941,154,687     $1,049,447,656
                                                    ============    ============    ===============     ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................             --              --                799             1,115
 Units Redeemed .................................             --              --             (2,510)           (2,834)
                                                    ------------    ------------    ---------------     --------------
 Net Increase (Decrease) ........................             --              --             (1,711)           (1,719)
                                                    ------------    ------------    ---------------     --------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................          1,337             553                 47                45
 Units Redeemed .................................           (179)           (102)               (60)              (47)
                                                    ------------    ------------    ---------------     --------------
 Net Increase (Decrease) ........................          1,158             451                (13)                 (2)
                                                    ------------    ------------    ---------------     ----------------



                                                          AXA Premier VIP                 AXA Premier VIP
                                                             Core Bond                      Health Care
                                                  ------------------------------- -------------------------------
                                                        2006            2005            2006            2005
                                                  --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $  1,938,655    $  1,503,682    $    (99,116)   $    526,198
 Net realized gain (loss) on investments ........      (639,165)        (88,672)      2,489,687       1,022,280
 Change in unrealized appreciation
  (depreciation) of investments .................       356,319      (1,086,942)       (658,603)        784,518
                                                   ------------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................  $  1,655,809    $    328,068    $  1,731,968    $  2,332,996
                                                   ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     8,969,099      12,397,790       7,441,675       6,437,922
  Transfers between funds including
   guaranteed interest account, net .............    (3,291,145)     (2,402,204)       (323,954)      1,585,184
  Transfers for contract benefit and
   terminations .................................    (7,170,253)     (6,671,587)     (3,886,425)     (3,205,504)
  Contract maintenance charges ..................       (54,947)        (57,996)        (38,559)        (35,466)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --              --              --              --
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (1,547,246)      3,266,003       3,192,737       4,782,136
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............       (26,022)       (125,588)        (68,167)          6,011
                                                   ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets ...............        82,541       3,468,503       4,856,538       7,121,143
Net Assets -- Beginning of Period ...............    68,295,185      64,826,682      43,541,593      36,420,450
                                                   ------------    ------------    ------------    ------------
Net Assets -- End of Period .....................  $ 68,377,726    $ 68,295,185    $ 48,398,131    $ 43,541,593
                                                   ============    ============    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................            --              --              --              --
 Units Redeemed .................................            --              --              --              --
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................            --              --              --              --
                                                   ------------    ------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................           144             179             148             186
 Units Redeemed .................................          (158)           (149)           (122)           (143)
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................           (14)             30              26              43
                                                   ------------    ------------    ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           AXA Premier VIP                  AXA Premier VIP
                                                             High Yield                   International Equity
                                                  --------------------------------- --------------------------------
                                                        2006             2005             2006             2005
                                                  ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $  10,185,040    $  11,229,538     $    775,161    $  1,564,769
 Net realized gain (loss) on investments ........       (669,347)        (348,211)       9,382,266       5,438,510
 Change in unrealized appreciation
  (depreciation) of investments .................      5,173,752       (7,591,995)       7,586,574         817,466
                                                   -------------    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................  $  14,689,445    $   3,289,332     $ 17,744,001    $  7,820,745
                                                   -------------    -------------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     18,019,567       23,709,345       14,357,959      10,001,410
  Transfers between funds including
   guaranteed interest account, net .............     (2,156,608)        (676,536)      14,243,043       2,832,655
  Transfers for contract benefit and
   terminations .................................    (21,247,597)     (21,667,578)      (6,383,398)     (4,120,709)
  Contract maintenance charges ..................       (140,527)        (139,940)         (66,846)        (51,123)
  Adjustments to net assets allocated to
   contracts in payout period ...................        (72,342)          45,046               --              --
                                                   -------------    -------------     ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (5,597,507)       1,270,337       22,150,758       8,662,233
                                                   -------------    -------------     ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............          1,179         (181,437)         (57,121)       (148,291)
                                                   -------------    -------------     ------------    ------------
Increase (Decrease) in Net Assets ...............      9,093,117        4,378,232       39,837,638      16,334,687
Net Assets -- Beginning of Period ...............    171,666,962      167,288,730       65,112,830      48,778,143
                                                   -------------    -------------     ------------    ------------
Net Assets -- End of Period .....................  $ 180,760,079    $ 171,666,962     $104,950,468    $ 65,112,830
                                                   =============    =============     ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................            224              279               --              --
 Units Redeemed .................................           (256)            (307)              --              --
                                                   -------------    -------------     ------------    ------------
 Net Increase (Decrease) ........................            (32)             (28)              --              --
                                                   -------------    -------------     ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................             87              135              323             227
 Units Redeemed .................................            (87)             (75)            (180)           (157)
                                                   -------------    -------------     ------------    ------------
 Net Increase (Decrease) ........................             --               60              143              70
                                                   -------------    -------------     ------------    ------------



                                                           AXA Premier VIP                  AXA Premier VIP
                                                        Large Cap Core Equity               Large Cap Growth
                                                  --------------------------------- --------------------------------
                                                        2006             2005              2006            2005
                                                  --------------- ----------------- ----------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $   (126,312)    $   (54,196)      $  (467,924)     $   (437,520)
 Net realized gain (loss) on investments ........     2,047,275       1,916,133         3,427,342         1,379,468
 Change in unrealized appreciation
  (depreciation) of investments .................       496,283        (683,093)       (3,425,656)        1,313,405
                                                   ------------     -----------       -----------      ------------
 Net increase (decrease) in net assets from
  operations ....................................  $  2,417,246     $ 1,178,844       $  (466,238)     $  2,255,353
                                                   ------------     -----------       -----------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     1,964,622       2,240,722         5,052,052         5,109,571
  Transfers between funds including
   guaranteed interest account, net .............      (977,943)       (870,969)       (2,028,845)       (1,281,342)
  Transfers for contract benefit and
   terminations .................................    (2,446,196)     (1,683,379)       (3,450,562)       (3,000,959)
  Contract maintenance charges ..................       (16,338)        (16,440)          (32,930)          (32,769)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --              --                --                --
                                                   ------------     -----------       -----------      ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (1,475,855)       (330,066)         (460,285)          794,501
                                                   ------------     -----------       -----------      ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............       (54,449)     (5,566,642)          (53,308)       (4,784,120)
                                                   ------------     -----------       -----------      ------------
Increase (Decrease) in Net Assets ...............       886,942      (4,717,864)         (979,831)       (1,734,266)
Net Assets -- Beginning of Period ...............    20,586,352      25,304,216        39,112,324        40,846,590
                                                   ------------     -----------       -----------      ------------
Net Assets -- End of Period .....................  $ 21,473,294     $20,586,352       $38,132,493      $ 39,112,324
                                                   ============     ===========       ===========      ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................            --              --                --                --
 Units Redeemed .................................            --              --                --                --
                                                   ------------     -----------       -----------      ------------
 Net Increase (Decrease) ........................            --              --                --                --
                                                   ------------     -----------       -----------      ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................            47              42               131               149
 Units Redeemed .................................           (60)            (45)             (136)             (140)
                                                   ------------     -----------       -----------      ------------
 Net Increase (Decrease) ........................           (13)               (3)               (5)              9
                                                   ------------     --------------    --------------   ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          AXA Premier VIP                 AXA Premier VIP
                                                          Large Cap Value                 Mid Cap Growth
                                                  ------------------------------- -------------------------------
                                                        2006            2005            2006            2005
                                                  --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $    954,715    $    744,714    $   (630,656)   $    314,165
 Net realized gain (loss) on investments ........     3,512,154       2,899,759       9,970,647      13,239,930
 Change in unrealized appreciation
  (depreciation) of investments .................     5,074,150      (1,294,817)     (3,179,076)     (8,252,546)
                                                   ------------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................  $  9,541,019    $  2,349,656    $  6,160,915    $  5,301,549
                                                   ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     9,298,233       6,001,186      10,015,764      10,989,185
  Transfers between funds including
   guaranteed interest account, net .............     7,344,220       6,520,328      (4,031,680)     (3,509,958)
  Transfers for contract benefit and
   terminations .................................    (5,308,228)     (3,560,110)     (7,207,819)     (6,105,723)
  Contract maintenance charges ..................       (32,553)        (28,020)        (78,132)        (76,224)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --              --              --              --
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    11,301,672       8,933,384      (1,301,867)      1,297,280
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............       (62,697)         (3,214)        (53,234)     (6,049,103)
                                                   ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets ...............    20,779,994      11,279,826       4,805,814         549,725
Net Assets -- Beginning of Period ...............    46,756,153      35,476,327      78,154,115      77,604,390
                                                   ------------    ------------    ------------    ------------
Net Assets -- End of Period .....................  $ 67,536,147    $ 46,756,153    $ 82,959,929    $ 78,154,115
                                                   ============    ============    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................            --              --              --              --
 Units Redeemed .................................            --              --              --              --
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................            --              --              --              --
                                                   ------------    ------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................           217             175             201             206
 Units Redeemed .................................          (131)            (99)           (216)           (191)
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................            86              76             (15)             15
                                                   ------------    ------------    ------------    ------------



                                                           AXA Premier VIP                    AXA Premier VIP
                                                            Mid Cap Value                       Technology
                                                  ---------------------------------- ---------------------------------
                                                         2006             2005             2006             2005
                                                  ----------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................   $   296,313      $    3,762,313   $  (1,467,146)   $  (1,376,573)
 Net realized gain (loss) on investments ........     6,661,200          16,232,969      12,268,244        5,452,891
 Change in unrealized appreciation
  (depreciation) of investments .................     1,877,458         (16,076,892)     (4,621,826)       5,694,255
                                                    -----------      --------------   -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................   $ 8,834,971      $    3,918,390   $   6,179,272    $   9,770,573
                                                    -----------      --------------   -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     6,996,331           7,568,984      11,063,634       10,560,406
  Transfers between funds including
   guaranteed interest account, net .............        99,840          (6,308,684)     (6,359,589)     (10,760,699)
  Transfers for contract benefit and
   terminations .................................    (7,423,788)         (6,444,526)    (11,664,420)     (11,427,084)
  Contract maintenance charges ..................       (51,585)            (52,473)       (110,520)        (117,870)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --                  --              --               --
                                                    -----------      --------------   -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      (379,202)         (5,236,699)     (7,070,895)     (11,745,247)
                                                    -----------      --------------   -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............       (48,731)           (134,876)        (64,158)      (5,783,917)
                                                    -----------      --------------   -------------    -------------
Increase (Decrease) in Net Assets ...............     8,407,038          (1,453,185)       (955,781)      (7,758,591)
Net Assets -- Beginning of Period ...............    67,290,850          68,744,035     114,150,789      121,909,380
                                                    -----------      --------------   -------------    -------------
Net Assets -- End of Period .....................   $75,697,888      $   67,290,850   $ 113,195,008    $ 114,150,789
                                                    ===========      ==============   =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................            --                  --              --               --
 Units Redeemed .................................            --                  --              --               --
                                                    -----------      --------------   -------------    -------------
 Net Increase (Decrease) ........................            --                  --              --               --
                                                    -----------      --------------   -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................           139                 140             545              648
 Units Redeemed .................................          (144)               (184)           (617)            (779)
                                                    -----------      --------------   -------------    -------------
 Net Increase (Decrease) ........................              (5)              (44)            (72)            (131)
                                                    --------------   --------------   -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/AllianceBernstein                  EQ/AllianceBernstein
                                                              Common Stock                        Growth and Income
                                                  ------------------------------------- -------------------------------------
                                                         2006               2005               2006               2005
                                                  ------------------ ------------------ ------------------ ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................   $    8,160,325     $   (9,003,303)    $    2,909,233     $     (900,426)
 Net realized gain (loss) on investments ........       23,573,141        (37,455,125)        91,248,842         61,143,917
 Change in unrealized appreciation
  (depreciation) of investments .................      354,142,577        175,317,492         84,755,385        (13,424,472)
                                                    --------------     --------------     --------------     --------------
 Net increase (decrease) in net assets from
  operations ....................................   $  385,876,043     $  128,859,064     $  178,913,460     $   46,819,019
                                                    --------------     --------------     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      182,291,624        202,820,962         84,650,325         96,448,412
  Transfers between funds including
   guaranteed interest account, net .............     (227,957,731)      (199,654,369)       (46,034,018)       (29,617,133)
  Transfers for contract benefit and
   terminations .................................     (551,180,693)      (519,997,446)      (139,083,993)      (132,230,765)
  Contract maintenance charges ..................       (2,608,747)        (2,957,997)          (843,165)          (868,891)
  Adjustments to net assets allocated to
   contracts in payout period ...................          428,036          2,074,871           (578,567)           191,931
                                                    --------------     --------------     --------------     --------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (599,027,511)      (517,713,979)      (101,889,418)       (66,076,446)
                                                    --------------     --------------     --------------     --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............       (1,994,452)          (739,315)           168,247             25,138
                                                    --------------     --------------     --------------     --------------
Increase (Decrease) in Net Assets ...............     (215,145,920)      (389,594,230)        77,192,289        (19,232,290)
Net Assets -- Beginning of Period ...............    4,403,358,938      4,792,953,168      1,104,055,115      1,123,287,405
                                                    --------------     --------------     --------------     --------------
Net Assets -- End of Period .....................   $4,188,213,018     $4,403,358,938     $1,181,247,404     $1,104,055,115
                                                    ==============     ==============     ==============     ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................              940              1,184                374                482
 Units Redeemed .................................           (2,715)            (2,853)              (655)              (700)
                                                    --------------     --------------     --------------     --------------
 Net Increase (Decrease) ........................           (1,775)            (1,669)              (281)              (218)
                                                    --------------     --------------     --------------     --------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................              233                330                105                167
 Units Redeemed .................................             (340)              (279)              (177)              (179)
                                                    --------------     --------------     --------------     --------------
 Net Increase (Decrease) ........................             (107)                51                (72)               (12)
                                                    --------------     --------------     --------------     --------------



                                                        EQ/AllianceBernstein
                                                            Intermediate                  EQ/AllianceBernstein
                                                        Government Securities                 International
                                                  --------------------------------- ---------------------------------
                                                        2006             2005             2006             2005
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $   3,580,538    $   3,261,354    $   2,756,554    $   2,888,714
 Net realized gain (loss) on investments ........     (1,387,779)      (1,030,160)     130,011,138       47,600,861
 Change in unrealized appreciation
  (depreciation) of investments .................        325,750       (2,002,479)      30,111,789       40,900,846
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................  $   2,518,509    $     228,715    $ 162,879,481    $  91,390,421
                                                   -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     11,712,692       15,894,182       70,066,182       58,298,545
  Transfers between funds including
   guaranteed interest account, net .............    (10,727,955)     (11,417,937)      18,012,387        1,090,983
  Transfers for contract benefit and
   terminations .................................    (16,943,417)     (21,713,276)     (97,790,219)     (80,556,104)
  Contract maintenance charges ..................       (113,339)        (130,973)        (623,475)        (576,595)
  Adjustments to net assets allocated to
   contracts in payout period ...................         34,238           74,534         (309,402)        (135,750)
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (16,037,781)     (17,293,470)     (10,644,527)     (21,878,921)
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............        (50,074)        (132,581)         (71,367)      (1,163,517)
                                                   -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ...............    (13,569,346)     (17,197,336)     152,163,587       68,347,983
Net Assets -- Beginning of Period ...............    138,342,225      155,539,561      738,512,409      670,164,426
                                                   -------------    -------------    -------------    -------------
Net Assets -- End of Period .....................  $ 124,772,879    $ 138,342,225    $ 890,675,996    $ 738,512,409
                                                   =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................             94              123              907              790
 Units Redeemed .................................           (178)            (221)          (1,030)          (1,024)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease) ........................            (84)             (98)            (123)            (234)
                                                   -------------    -------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................             28               53              260              219
 Units Redeemed .................................            (50)             (70)            (183)            (133)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease) ........................            (22)             (17)              77               86
                                                   -------------    -------------    -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/AllianceBernstein              EQ/AllianceBernstein
                                                          Large Cap Growth                    Quality Bond
                                                  --------------------------------- ---------------------------------
                                                        2006             2005             2006             2005
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $  (2,002,698)   $  (1,923,340)   $   4,255,990    $   4,286,281
 Net realized gain (loss) on investments ........      7,118,429       (1,998,688)        (386,141)         487,086
 Change in unrealized appreciation
  (depreciation) of investments .................     (9,122,230)      22,548,456          200,508       (3,294,810)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................  $  (4,006,499)   $  18,626,428    $   4,070,357    $   1,478,557
                                                   -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     15,025,830       12,244,538       15,216,777       18,173,126
  Transfers between funds including
   guaranteed interest account, net .............     (8,965,564)     (10,096,346)      (5,690,869)      (4,032,499)
  Transfers for contract benefit and
   terminations .................................    (18,321,891)     (16,351,022)     (20,655,589)     (21,510,078)
  Contract maintenance charges ..................       (160,474)        (178,895)        (129,800)        (139,184)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --               --           45,883          114,468
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (12,422,099)     (14,381,725)     (11,213,598)      (7,394,167)
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............       (384,409)         (12,765)        (324,182)          61,057
                                                   -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ...............    (16,813,007)       4,231,938       (7,467,423)      (5,854,553)
Net Assets -- Beginning of Period ...............    163,022,761      158,790,823      160,891,477      166,746,030
                                                   -------------    -------------    -------------    -------------
Net Assets -- End of Period .....................  $ 146,209,754    $ 163,022,761    $ 153,424,054    $ 160,891,477
                                                   =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................             --               --              152              199
 Units Redeemed .................................             --               --             (211)            (241)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease) ........................             --               --              (59)             (42)
                                                   -------------    -------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................            506              503               41               42
 Units Redeemed .................................           (699)            (747)             (51)             (47)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease) ........................           (193)            (244)             (10)               5
                                                   -------------    -------------    -------------    -------------



                                                        EQ/AllianceBernstein              EQ/AllianceBernstein
                                                          Small Cap Growth                        Value
                                                  --------------------------------- ---------------------------------
                                                        2006             2005             2006             2005
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $  (4,981,125)   $  (4,539,780)   $   1,679,828    $    (351,444)
 Net realized gain (loss) on investments ........     58,134,243       14,882,646       57,086,970       18,617,049
 Change in unrealized appreciation
  (depreciation) of investments .................    (25,601,492)      24,371,988       19,258,630       (3,915,633)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................  $  27,551,626    $  34,714,854    $  78,025,428    $  14,349,972
                                                   -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     33,603,148       34,467,923       66,025,240       53,414,317
  Transfers between funds including
   guaranteed interest account, net .............    (20,033,242)     (19,367,120)      26,933,460        9,886,395
  Transfers for contract benefit and
   terminations .................................    (40,742,131)     (38,537,452)     (41,978,008)     (37,410,175)
  Contract maintenance charges ..................       (347,454)        (363,405)        (328,352)        (277,727)
  Adjustments to net assets allocated to
   contracts in payout period ...................          6,203          (98,923)              --               --
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (27,513,476)     (23,898,977)      50,652,340       25,612,810
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............        (97,525)         (10,015)        (264,897)         (92,551)
                                                   -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ...............        (59,375)      10,805,862      128,412,871       39,870,231
Net Assets -- Beginning of Period ...............    373,978,798      363,172,936      372,175,303      332,305,072
                                                   -------------    -------------    -------------    -------------
Net Assets -- End of Period .....................  $ 373,919,423    $ 373,978,798    $ 500,588,174    $ 372,175,303
                                                   =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................            466              417               --               --
 Units Redeemed .................................           (608)            (571)              --               --
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease) ........................           (142)            (154)              --               --
                                                   -------------    -------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................             88               87            1,021              804
 Units Redeemed .................................           (107)             (84)            (641)            (586)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease) ........................            (19)               3              380              218
                                                   -------------    -------------    -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Ariel                EQ/AXA Rosenberg Value
                                                       Appreciation II (b)              Long/Short Equity
                                                  ------------------------------ -------------------------------
                                                        2006            2005           2006            2005
                                                  ---------------- ------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................    $  (1,404)      $   238      $     149,810   $     (75,503)
 Net realized gain (loss) on investments ........       15,804            59            183,507         135,572
 Change in unrealized appreciation
  (depreciation) of investments .................      251,349          (814)          (354,260)         99,496
                                                     ---------       ---------    -------------   -------------
 Net increase (decrease) in net assets from
  operations ....................................    $ 265,749       $  (517)     $     (20,943)  $     159,565
                                                     ---------       ---------    -------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      850,759       185,007          1,981,174       1,559,694
  Transfers between funds including
   guaranteed interest account, net .............    1,672,225       404,382            465,450       6,246,577
  Transfers for contract benefit and
   terminations .................................     (153,696)         (815)        (1,110,673)     (1,368,445)
  Contract maintenance charges ..................         (276)             (3)          (4,202)         (2,610)
  Adjustments to net assets allocated to
   contracts in payout period ...................           --            --                 --              --
                                                     ---------       ---------    -------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    2,369,012       588,571          1,331,749       6,435,216
                                                     ---------       ---------    -------------   -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............         (522)          522            (37,431)         16,504
                                                     ---------       ---------    -------------   -------------
Increase (Decrease) in Net Assets ...............    2,634,239       588,576          1,273,375       6,611,285
Net Assets -- Beginning of Period ...............      588,576            --          8,336,537       1,725,252
                                                     ---------       ---------    -------------   -------------
Net Assets -- End of Period .....................    $3,222,815      $588,576     $   9,609,912   $   8,336,537
                                                     ==========      =========    =============   =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................           --            --                 --              --
 Units Redeemed .................................           --            --                 --              --
                                                     ----------      ---------    -------------   -------------
 Net Increase (Decrease) ........................           --            --                 --              --
                                                     ----------      ---------    -------------   -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................           29             6                 61             151
 Units Redeemed .................................             (7)         --                (49)            (90)
                                                     ------------    ---------    -------------   -------------
 Net Increase (Decrease) ........................           22             6                 12              61
                                                     -----------     ---------    -------------   -------------



                                                        EQ/Boston Advisors                  EQ/Calvert
                                                           Equity Income               Socially Responsible
                                                  ------------------------------- ------------------------------
                                                        2006            2005            2006           2005
                                                  --------------- --------------- --------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $    482,506    $    173,863     $  (200,699)   $  (153,557)
 Net realized gain (loss) on investments ........     3,342,383         280,164         483,208        766,040
 Change in unrealized appreciation
  (depreciation) of investments .................     1,977,669         767,174         422,095        482,643
                                                   ------------    ------------     -----------    -----------
 Net increase (decrease) in net assets from
  operations ....................................  $  5,802,558    $  1,221,201     $   704,604    $ 1,095,126
                                                   ------------    ------------     -----------    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     9,934,074       8,284,342       3,333,284      2,959,330
  Transfers between funds including
   guaranteed interest account, net .............     3,521,861      22,984,326         201,643        (20,836)
  Transfers for contract benefit and
   terminations .................................    (2,924,686)     (2,400,710)       (984,884)      (830,151)
  Contract maintenance charges ..................       (28,845)         (6,902)        (25,724)       (22,798)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --              --              --             --
                                                   ------------    ------------     -----------    -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    10,502,404      28,861,056       2,524,319      2,085,545
                                                   ------------    ------------     -----------    -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............       (15,165)         15,712         (29,785)         7,679
                                                   ------------    ------------     -----------    -----------
Increase (Decrease) in Net Assets ...............    16,289,797      30,097,969       3,199,138      3,188,350
Net Assets -- Beginning of Period ...............    34,433,373       4,335,404      15,597,813     12,409,463
                                                   ------------    ------------     -----------    -----------
Net Assets -- End of Period .....................  $ 50,723,170    $ 34,433,373     $18,796,951    $15,597,813
                                                   ============    ============     ===========    ===========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................            --              --              --             --
 Units Redeemed .................................            --              --              --             --
                                                   ------------    ------------     -----------    -----------
 Net Increase (Decrease) ........................            --              --              --             --
                                                   ------------    ------------     -----------    -----------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................           194             378              62             60
 Units Redeemed .................................          (107)           (112)            (33)           (32)
                                                   ------------    ------------     -----------    -----------
 Net Increase (Decrease) ........................            87             266              29             28
                                                   ------------    ------------     -----------    -----------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       EQ/Capital Guardian             EQ/Capital Guardian
                                                              Growth                      International
                                                  ------------------------------ -------------------------------
                                                        2006           2005            2006            2005
                                                  --------------- -------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................   $   (93,555)    $  (60,343)   $    104,647    $    200,902
 Net realized gain (loss) on investments ........       348,670        216,632      12,588,588       3,406,693
 Change in unrealized appreciation
  (depreciation) of investments .................       280,645        171,278       1,141,332       5,293,529
                                                    -----------     ----------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................   $   535,760     $  327,567    $ 13,834,567    $  8,901,124
                                                    -----------     ----------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     2,471,571      1,562,884      17,471,733      14,421,553
  Transfers between funds including
   guaranteed interest account, net .............     2,066,485        716,243       5,335,127       5,409,277
  Transfers for contract benefit and
   terminations .................................      (780,892)      (505,413)     (7,040,657)     (3,964,163)
  Contract maintenance charges ..................        (9,047)        (6,820)        (83,652)        (58,837)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --             --              --              --
                                                    -----------     ----------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     3,748,117      1,766,894      15,682,551      15,807,830
                                                    -----------     ----------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............       (67,544)       (16,330)        (54,219)        (12,105)
                                                    -----------     ----------    ------------    ------------
Increase (Decrease) in Net Assets ...............     4,216,333      2,078,131      29,462,899      24,696,849
Net Assets -- Beginning of Period ...............     6,981,747      4,903,616      69,081,626      44,384,777
                                                    -----------     ----------    ------------    ------------
Net Assets -- End of Period .....................   $11,198,080     $6,981,747    $ 98,544,525    $ 69,081,626
                                                    ===========     ==========    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................            --             --              --              --
 Units Redeemed .................................            --             --              --              --
                                                    -----------     ----------    ------------    ------------
 Net Increase (Decrease) ........................            --             --              --              --
                                                    -----------     ----------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................            79             66             347             300
 Units Redeemed .................................           (28)           (37)           (221)           (148)
                                                    -----------     ----------    ------------    ------------
 Net Increase (Decrease) ........................            51             29             126             152
                                                    -----------     ----------    ------------    ------------



                                                         EQ/Capital Guardian               EQ/Capital Guardian
                                                              Research                         U.S. Equity
                                                  --------------------------------- ---------------------------------
                                                        2006             2005             2006             2005
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $  (1,120,689)   $  (1,134,727)   $      (3,309)   $    (781,387)
 Net realized gain (loss) on investments ........     10,962,001        8,909,482       13,287,212       12,684,361
 Change in unrealized appreciation
  (depreciation) of investments .................      5,365,744       (1,079,011)      (3,209,441)      (6,726,764)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................  $  15,207,056    $   6,695,744    $  10,074,462    $   5,176,210
                                                   -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     10,717,792       12,644,042       17,293,769       18,742,122
  Transfers between funds including
   guaranteed interest account, net .............     (5,827,436)      (6,603,947)      (3,589,149)         128,017
  Transfers for contract benefit and
   terminations .................................    (17,865,055)     (19,051,913)     (11,494,171)     (11,576,898)
  Contract maintenance charges ..................       (120,186)        (132,116)         (80,170)         (76,812)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --               --               --               --
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (13,094,885)     (13,143,934)       2,130,279        7,216,429
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............        (61,233)         (84,329)         (77,973)         (36,640)
                                                   -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ...............      2,050,938       (6,532,519)      12,126,768       12,355,999
Net Assets -- Beginning of Period ...............    150,360,742      156,893,261      115,764,545      103,408,546
                                                   -------------    -------------    -------------    -------------
Net Assets -- End of Period .....................  $ 152,411,680    $ 150,360,742    $ 127,891,313    $ 115,764,545
                                                   =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................             --               --               --               --
 Units Redeemed .................................             --               --               --               --
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease) ........................             --               --               --               --
                                                   -------------    -------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................            142              164              221              267
 Units Redeemed .................................           (247)            (279)            (203)            (201)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease) ........................           (105)            (115)              18               66
                                                   -------------    -------------    -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/Caywood-Scholl           EQ/Davis New
                                                       High Yield Bond (a)        York Venture (c)
                                                  ------------------------------ ------------------
                                                        2006           2005             2006
                                                  --------------- -------------- ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................   $   731,264     $  256,648        $    280
 Net realized gain (loss) on investments ........       (67,947)         8,101              27
 Change in unrealized appreciation
  (depreciation) of investments .................       127,594       (225,977)          6,071
                                                    -----------     ----------        --------
 Net increase (decrease) in net assets from
  operations ....................................   $   790,911     $   38,772        $  6,378
                                                    -----------     ----------        --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     5,139,650      1,872,400           1,970
  Transfers between funds including
   guaranteed interest account, net .............     5,250,256      3,597,369         323,351
  Transfers for contract benefit and
   terminations .................................      (477,477)      (153,719)           (879)
  Contract maintenance charges ..................        (5,264)          (282)            (23)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --             --              --
                                                    -----------     ----------        --------
Net increase (decrease) in net assets from
 contractowners transactions ....................     9,907,165      5,315,768         324,419
                                                    -----------     ----------        --------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............       (11,742)        11,738              11
                                                    -----------     ----------        --------
Increase (Decrease) in Net Assets ...............    10,686,334      5,366,278         330,808
Net Assets -- Beginning of Period ...............     5,366,278             --              --
                                                    -----------     ----------        --------
Net Assets -- End of Period .....................   $16,052,612     $5,366,278        $330,808
                                                    ===========     ==========        ========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................            --             --              --
 Units Redeemed .................................            --             --              --
                                                    -----------     ----------        --------
 Net Increase (Decrease) ........................            --             --              --
                                                    -----------     ----------        --------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................           122             65               3
 Units Redeemed .................................           (28)           (14)             --
                                                    -----------     ----------        --------
 Net Increase (Decrease) ........................            94             51               3
                                                    -----------     ----------        --------



                                                                EQ/Equity                      EQ/Evergreen
                                                                500 Index                 International Bond (b)
                                                  ------------------------------------- ---------------------------
                                                         2006               2005             2006          2005
                                                  ------------------ ------------------ -------------- ------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................   $    4,440,660     $    2,172,276     $  (29,455)    $   (547)
 Net realized gain (loss) on investments ........       55,633,685         33,096,073         29,185         (541)
 Change in unrealized appreciation
  (depreciation) of investments .................       70,749,494         (3,428,705)       133,624        1,608
                                                    --------------     --------------     ----------     --------
 Net increase (decrease) in net assets from
  operations ....................................   $  130,823,839     $   31,839,644     $  133,354     $    520
                                                    --------------     --------------     ----------     --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       85,238,789         92,889,289      2,341,404      124,251
  Transfers between funds including
   guaranteed interest account, net .............      (47,869,795)       (42,987,995)     5,013,512      378,714
  Transfers for contract benefit and
   terminations .................................     (128,184,879)      (124,187,768)      (306,226)        (294)
  Contract maintenance charges ..................         (877,997)          (912,543)          (820)         (40)
  Adjustments to net assets allocated to
   contracts in payout period ...................          (51,962)           323,191             --           --
                                                    --------------     --------------     ----------     --------
Net increase (decrease) in net assets from
 contractowners transactions ....................      (91,745,844)       (74,875,826)     7,047,870      502,631
                                                    --------------     --------------     ----------     --------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............         (847,997)          (368,286)           278          549
                                                    --------------     --------------     ----------     --------
Increase (Decrease) in Net Assets ...............       38,229,998        (43,404,468)     7,181,502      503,700
Net Assets -- Beginning of Period ...............    1,003,803,452      1,047,207,920        503,700           --
                                                    --------------     --------------     ----------     --------
Net Assets -- End of Period .....................   $1,042,033,450     $1,003,803,452     $7,685,202     $503,700
                                                    ==============     ==============     ==========     ========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................              474                533             --           --
 Units Redeemed .................................             (789)              (832)            --           --
                                                    --------------     --------------     ----------     --------
 Net Increase (Decrease) ........................             (315)              (299)            --           --
                                                    --------------     --------------     ----------     --------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................              198                229             90            5
 Units Redeemed .................................             (211)              (182)           (18)          --
                                                    --------------     --------------     ----------     --------
 Net Increase (Decrease) ........................              (13)                47             72            5
                                                    --------------     --------------     ----------     --------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/Evergreen                         EQ/FI
                                                               Omega                           Mid Cap
                                                  ------------------------------- ---------------------------------
                                                        2006            2005            2006             2005
                                                  --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $    197,677    $   (292,528)   $   5,989,120    $  15,521,254
 Net realized gain (loss) on investments ........     2,293,248       1,259,486       22,403,558       30,578,949
 Change in unrealized appreciation
  (depreciation) of investments .................    (1,486,396)       (353,308)        (218,866)     (32,776,414)
                                                   ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................  $  1,004,529    $    613,650    $  28,173,812    $  13,323,789
                                                   ------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     3,017,452       4,086,029       52,670,204       46,694,629
  Transfers between funds including
   guaranteed interest account, net .............    (3,027,848)     (2,430,477)      (5,193,697)       2,871,518
  Transfers for contract benefit and
   terminations .................................    (2,608,222)     (2,526,660)     (23,253,993)     (19,944,932)
  Contract maintenance charges ..................       (22,636)        (23,256)        (273,752)        (239,120)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --              --               --               --
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (2,641,254)       (894,364)      23,948,762       29,382,095
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............       (78,603)         13,020          (48,063)         (31,754)
                                                   ------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ...............    (1,715,328)       (267,694)      52,074,511       42,674,130
Net Assets -- Beginning of Period ...............    24,509,663      24,777,357      265,972,119      223,297,989
                                                   ------------    ------------    -------------    -------------
Net Assets -- End of Period .....................  $ 22,794,335    $ 24,509,663    $ 318,046,630    $ 265,972,119
                                                   ============    ============    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................            --              --               --               --
 Units Redeemed .................................            --              --               --               --
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease) ........................            --              --               --               --
                                                   ------------    ------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................            82              79              684              687
 Units Redeemed .................................          (113)            (89)            (489)            (420)
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease) ........................           (31)            (10)             195              267
                                                   ------------    ------------    -------------    -------------



                                                                EQ/FI                  EQ/Franklin         EQ/Franklin
                                                            Mid Cap Value               Income (c)     Small Cap Value (c)
                                                  --------------------------------- ----------------- --------------------
                                                        2006             2005              2006               2006
                                                  ---------------- ---------------- ----------------- --------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $  (4,644,152)   $  14,136,412      $   47,519          $    (392)
 Net realized gain (loss) on investments ........     70,466,350       49,228,543           8,511              6,164
 Change in unrealized appreciation
  (depreciation) of investments .................    (16,830,256)     (23,814,334)        183,835             12,682
                                                   -------------    -------------     -----------         ----------
 Net increase (decrease) in net assets from
  operations ....................................  $  48,991,942    $  39,550,621      $  239,865          $  18,454
                                                   -------------    -------------     -----------         ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     58,374,565       56,621,348       1,756,959            343,066
  Transfers between funds including
   guaranteed interest account, net .............    (15,513,964)      10,771,590      10,908,196            856,012
  Transfers for contract benefit and
   terminations .................................    (44,006,253)     (39,739,271)       (137,934)            (1,458)
  Contract maintenance charges ..................       (447,896)        (428,714)           (267)               (30)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --               --              --                 --
                                                   -------------    -------------     -----------         ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (1,593,548)      27,224,953      12,526,954          1,197,590
                                                   -------------    -------------     -----------         ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............       (149,451)        (150,996)            556                 14
                                                   -------------    -------------     -----------         ----------
Increase (Decrease) in Net Assets ...............     47,248,943       66,624,578      12,767,375          1,216,058
Net Assets -- Beginning of Period ...............    446,353,440      379,728,862              --                 --
                                                   -------------    -------------     -----------         ----------
Net Assets -- End of Period .....................  $ 493,602,383    $ 446,353,440     $12,767,375         $1,216,058
                                                   =============    =============     ===========         ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................             --               --             --                 --
 Units Redeemed .................................             --               --             --                 --
                                                   -------------    -------------     -----------         ----------
 Net Increase (Decrease) ........................             --               --             --                 --
                                                   -------------    -------------     -----------         ----------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................            574              865             125                 15
 Units Redeemed .................................           (585)            (672)             (3)                (4)
                                                   -------------    -------------     -----------         ----------
 Net Increase (Decrease) ........................            (11)             193            122                 11
                                                   -------------    -------------     -----------         ----------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/GAMCO Mergers                 EQ/GAMCO Small
                                                         and Acquisitions                  Company Value
                                                  ------------------------------- -------------------------------
                                                       2006            2005             2006            2005
                                                  -------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................   $  246,348      $   34,982     $    142,943    $    (89,199)
 Net realized gain (loss) on investments ........       93,034          10,823        3,938,199       2,742,238
 Change in unrealized appreciation
  (depreciation) of investments .................      151,378         (19,796)       4,076,767      (1,552,859)
                                                    ----------      ----------     ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................   $  490,760      $   26,009     $  8,157,909    $  1,100,180
                                                    ----------      ----------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........    1,974,287          852,204      13,553,932      11,742,379
  Transfers between funds including
   guaranteed interest account, net .............    3,043,310        1,679,172       8,511,271      23,214,196
  Transfers for contract benefit and
   terminations .................................     (425,207)        (44,999)      (3,686,284)     (1,535,056)
  Contract maintenance charges ..................       (2,278)            (94)         (40,302)         (9,391)
  Adjustments to net assets allocated to
   contracts in payout period ...................           --              --               --              --
                                                    ----------      ----------     ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    4,590,112       2,486,283       18,338,617      33,412,128
                                                    ----------      ----------     ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............       (7,896)          7,901          (19,644)         19,359
                                                    ----------      ----------     ------------    ------------
Increase (Decrease) in Net Assets ...............    5,072,976       2,520,193       26,476,882      34,531,667
Net Assets -- Beginning of Period ...............    2,520,193              --       39,752,495       5,220,828
                                                    ----------      ----------     ------------    ------------
Net Assets -- End of Period .....................   $7,593,169      $2,520,193     $ 66,229,377    $ 39,752,495
                                                    ==========      ==========     ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................           --             --                --              --
 Units Redeemed .................................           --             --                --              --
                                                    ----------      ----------     ------------    ------------
 Net Increase (Decrease) ........................           --             --                --              --
                                                    ----------      ----------     ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................           54              26              318             405
 Units Redeemed .................................          (12)             (2)            (175)           (111)
                                                    ----------      ----------     ------------    ------------
 Net Increase (Decrease) ........................           42              24              143             294
                                                    ----------      ----------     ------------    ------------



                                                         EQ/International                EQ/Janus Large
                                                            Growth (a)                     Cap Growth
                                                  ------------------------------ ------------------------------
                                                        2006           2005            2006           2005
                                                  --------------- -------------- --------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................   $    (3,855)    $    6,223    $   (958,044)   $   (893,456)
 Net realized gain (loss) on investments ........       802,724         39,083       4,590,682       2,319,253
 Change in unrealized appreciation
  (depreciation) of investments .................       767,531         58,881      (3,845,095)      2,604,569
                                                    -----------     ----------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................   $ 1,566,400     $  104,187    $   (212,457)   $  4,030,366
                                                    -----------     ----------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     2,793,186        648,205      10,307,873      11,582,948
  Transfers between funds including
   guaranteed interest account, net .............     6,507,601      1,441,168      (5,197,727)     (2,242,816)
  Transfers for contract benefit and
   terminations .................................      (453,778)       (23,915)     (5,780,686)     (5,157,299)
  Contract maintenance charges ..................        (3,435)          (116)        (88,526)        (93,278)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --             --              --              --
                                                    -----------     ----------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     8,843,574      2,065,342        (759,066)      4,089,555
                                                    -----------     ----------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............        (1,775)         5,210          10,760          58,192
                                                    -----------     ----------    ------------    ------------
Increase (Decrease) in Net Assets ...............    10,408,199      2,174,739        (960,763)      8,178,113
Net Assets -- Beginning of Period ...............     2,174,739             --      73,279,056      65,100,943
                                                    -----------     ----------    ------------    ------------
Net Assets -- End of Period .....................   $12,582,938     $2,174,739    $ 72,318,293    $ 73,279,056
                                                    ===========     ==========    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................            --             --              --              --
 Units Redeemed .................................            --             --              --              --
                                                    -----------     ----------    ------------    ------------
 Net Increase (Decrease) ........................            --             --              --              --
                                                    -----------     ----------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................           176             42             238             298
 Units Redeemed .................................          (107)           (23)           (251)           (232)
                                                    -----------     ----------    ------------    ------------
 Net Increase (Decrease) ........................            69             19             (13)             66
                                                    -----------     ----------    ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/JPMorgan                      EQ/JPMorgan
                                                              Core Bond                   Value Opportunities
                                                  --------------------------------- -------------------------------
                                                        2006             2005             2006            2005
                                                  ---------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $   3,592,418     $  2,319,019    $  1,954,050    $    127,466
 Net realized gain (loss) on investments ........       (537,483)        (340,061)      5,248,894         919,443
 Change in unrealized appreciation
  (depreciation) of investments .................         80,834       (1,183,653)      3,773,066         481,216
                                                   -------------     ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................  $   3,135,769     $    795,305    $ 10,976,010    $  1,528,125
                                                   -------------     ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     20,331,563       23,547,918       5,314,484       5,725,773
  Transfers between funds including
   guaranteed interest account, net .............      4,055,847       13,199,701        (267,917)     (1,869,901)
  Transfers for contract benefit and
   terminations .................................    (10,841,179)      (6,804,433)     (7,923,924)     (8,100,113)
  Contract maintenance charges ..................       (102,756)         (84,669)        (54,466)        (59,189)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --               --              --              --
                                                   -------------     ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     13,443,475       29,858,517      (2,931,823)     (4,303,430)
                                                   -------------     ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............        (35,226)         (31,760)        (82,872)       (173,592)
                                                   -------------     ------------    ------------    ------------
Increase (Decrease) in Net Assets ...............     16,544,018       30,622,062       7,961,315      (2,948,897)
Net Assets -- Beginning of Period ...............    101,169,293       70,547,231      60,816,659      63,765,556
                                                   -------------     ------------    ------------    ------------
Net Assets -- End of Period .....................  $ 117,713,311     $101,169,293    $ 68,777,974    $ 60,816,659
                                                   =============     ============    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................             --               --              --              --
 Units Redeemed .................................             --               --              --              --
                                                   -------------     ------------    ------------    ------------
 Net Increase (Decrease) ........................             --               --              --              --
                                                   -------------     ------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................            338              445             102              74
 Units Redeemed .................................           (220)            (181)           (123)           (105)
                                                   -------------     ------------    ------------    ------------
 Net Increase (Decrease) ........................            118              264             (21)            (31)
                                                   -------------     ------------    ------------    ------------



                                                           EQ/Legg Mason                       EQ/Long
                                                          Value Equity (b)                  Term Bond (b)
                                                  -------------------------------- -------------------------------
                                                        2006            2005             2006            2005
                                                  --------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................   $  (146,573)     $  (1,765)      $   489,329     $   145,665
 Net realized gain (loss) on investments ........       (70,317)         7,619          (238,217)         27,525
 Change in unrealized appreciation
  (depreciation) of investments .................     1,423,361         (2,785)          (51,485)       (189,959)
                                                    -----------      ----------      -----------     -----------
 Net increase (decrease) in net assets from
  operations ....................................   $ 1,206,471      $   3,069       $   199,627     $   (16,769)
                                                    -----------      ----------      -----------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     7,045,856        484,434         5,186,447       4,005,080
  Transfers between funds including
   guaranteed interest account, net .............     9,092,644      1,674,459         2,765,175       6,739,857
  Transfers for contract benefit and
   terminations .................................      (627,695)       (11,719)         (874,493)       (242,715)
  Contract maintenance charges ..................        (3,735)           (35)           (9,792)           (781)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --              --               --              --
                                                    -----------      ----------      -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    15,507,070      2,147,139         7,067,337      10,501,441
                                                    -----------      ----------      -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............         1,425          1,960           (10,048)         10,399
                                                    -----------      ----------      -----------     -----------
Increase (Decrease) in Net Assets ...............    16,714,966      2,152,168         7,256,916      10,495,073
Net Assets -- Beginning of Period ...............     2,152,168              --       10,495,073              --
                                                    -----------      ----------      -----------     -----------
Net Assets -- End of Period .....................   $18,867,134      $2,152,168      $17,751,989     $10,495,073
                                                    ===========      ==========      ===========     ===========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................            --              --               --              --
 Units Redeemed .................................            --              --               --              --
                                                    -----------      ----------      -----------     -----------
 Net Increase (Decrease) ........................            --              --               --              --
                                                    -----------      ----------      -----------     -----------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................           187              21              130             138
 Units Redeemed .................................           (39)             (1)             (59)            (33)
                                                    -----------      ----------      -----------     -----------
 Net Increase (Decrease) ........................           148              20               71             105
                                                    -----------      ----------      -----------     -----------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/Lord Abbett                   EQ/Lord Abbett
                                                       Growth and Income (b)              Large Cap Core (b)
                                                  -------------------------------- ---------------------------------
                                                        2006            2005             2006             2005
                                                  --------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................   $    16,315      $    3,239        $    (881)       $  (1,802)
 Net realized gain (loss) on investments ........       356,861           2,628          100,930            9,008
 Change in unrealized appreciation
  (depreciation) of investments .................       541,111          39,932          224,978           37,886
                                                    -----------      ----------       ----------       ----------
 Net increase (decrease) in net assets from
  operations ....................................   $   914,287      $   45,799        $ 325,027        $  45,092
                                                    -----------      ----------       ----------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     2,215,817         635,035          961,636          492,832
  Transfers between funds including
   guaranteed interest account, net .............     7,109,812       1,080,791        1,248,431        1,373,175
  Transfers for contract benefit and
   terminations .................................      (271,050)        (31,752)        (277,500)         (33,996)
  Contract maintenance charges ..................        (2,874)           (153)          (1,660)            (153)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --              --               --               --
                                                    -----------      ----------       ----------       ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     9,051,705       1,683,921        1,930,907        1,831,858
                                                    -----------      ----------       ----------       ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............        (4,868)          5,477           (5,822)           6,477
                                                    -----------      ----------       ----------       ----------
Increase (Decrease) in Net Assets ...............     9,961,124       1,735,197        2,250,112        1,883,427
Net Assets -- Beginning of Period ...............     1,735,197              --        1,883,427               --
                                                    -----------      ----------       ----------       ----------
Net Assets -- End of Period .....................   $11,696,321      $1,735,197       $4,133,539       $1,883,427
                                                    ===========      ==========       ==========       ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................            --              --               --               --
 Units Redeemed .................................            --              --               --               --
                                                    -----------      ----------       ----------       ----------
 Net Increase (Decrease) ........................            --              --               --               --
                                                    -----------      ----------       ----------       ----------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................           106              18               25               21
 Units Redeemed .................................           (27)             (2)              (8)              (3)
                                                    -----------      ----------       ----------       ----------
 Net Increase (Decrease) ........................            79              16               17               18
                                                    -----------      ----------       ----------       ----------



                                                          EQ/Lord Abbett                     EQ/Marsico
                                                         Mid Cap Value (b)                      Focus
                                                  ------------------------------- ---------------------------------
                                                        2006            2005            2006             2005
                                                  --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $    (16,730)    $    22,040    $  (1,954,680)   $  (2,786,191)
 Net realized gain (loss) on investments ........       569,548          90,725       17,661,728       14,288,675
 Change in unrealized appreciation
  (depreciation) of investments .................     1,137,154         199,206        6,168,757        7,856,510
                                                   ------------     -----------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................  $  1,689,972     $   311,971    $  21,875,805    $  19,358,994
                                                   ------------     -----------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     4,164,738       2,319,028       63,372,665       44,547,672
  Transfers between funds including
   guaranteed interest account, net .............     2,290,629       7,991,789       22,180,118       20,680,282
  Transfers for contract benefit and
   terminations .................................    (1,228,325)       (172,145)     (22,091,179)     (15,700,713)
  Contract maintenance charges ..................        (6,608)           (702)        (257,160)        (195,816)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --              --               --               --
                                                   ------------     -----------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     5,220,434      10,137,970       63,204,444       49,331,425
                                                   ------------     -----------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............        (8,229)         10,174          433,049          310,874
                                                   ------------     -----------    -------------    -------------
Increase (Decrease) in Net Assets ...............     6,902,177      10,460,115       85,513,298       69,001,293
Net Assets -- Beginning of Period ...............    10,460,115              --      236,381,766      167,380,473
                                                   ------------     -----------    -------------    -------------
Net Assets -- End of Period .....................  $ 17,362,292     $10,460,115    $ 321,895,064    $ 236,381,766
                                                   ============     ===========    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................            --              --               --               --
 Units Redeemed .................................            --              --               --               --
                                                   ------------     -----------    -------------    -------------
 Net Increase (Decrease) ........................            --              --               --               --
                                                   ------------     -----------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................           109             114              791              656
 Units Redeemed .................................           (63)            (20)            (357)            (281)
                                                   ------------     -----------    -------------    -------------
 Net Increase (Decrease) ........................            46              94              434              375
                                                   ------------     -----------    -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Mercury                        EQ/Mercury
                                                         Basic Value Equity                International Value
                                                  --------------------------------- ---------------------------------
                                                        2006             2005             2006             2005
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $   5,635,772    $     255,596    $   6,000,801    $   1,006,646
 Net realized gain (loss) on investments ........     38,868,753       25,605,971       36,610,570       10,437,226
 Change in unrealized appreciation
  (depreciation) of investments .................     19,316,684      (20,439,649)      10,921,813        6,001,364
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................  $  63,821,209    $   5,421,918    $  53,533,184    $  17,445,236
                                                   -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     35,888,869       45,050,164       40,990,575       36,766,032
  Transfers between funds including
   guaranteed interest account, net .............    (13,630,979)     (15,685,540)      25,730,670       21,239,091
  Transfers for contract benefit and
   terminations .................................    (38,677,152)     (37,260,223)     (21,758,539)     (17,672,718)
  Contract maintenance charges ..................       (300,593)        (300,414)        (226,752)        (157,314)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --               --               --               --
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (16,719,855)      (8,196,013)      44,735,954       40,175,091
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............       (165,867)        (135,933)         (42,132)        (111,502)
                                                   -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ...............     46,935,487       (2,910,028)      98,227,006       57,508,825
Net Assets -- Beginning of Period ...............    344,265,887      347,175,915      206,957,112      149,448,287
                                                   -------------    -------------    -------------    -------------
Net Assets -- End of Period .....................  $ 391,201,374    $ 344,265,887    $ 305,184,118    $ 206,957,112
                                                   =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................             --               --               --               --
 Units Redeemed .................................             --               --               --               --
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease) ........................             --               --               --               --
                                                   -------------    -------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................            295              360              752              737
 Units Redeemed .................................           (383)            (400)            (442)            (390)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease) ........................            (88)             (40)             310              347
                                                   -------------    -------------    -------------    -------------



                                                           EQ/MFS Emerging                      EQ/MFS
                                                          Growth Companies                 Investors Trust
                                                  --------------------------------- ------------------------------
                                                        2006             2005             2006           2005
                                                  ---------------- ---------------- --------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $  (4,292,628)   $  (4,451,247)   $    (71,994)   $   (131,328)
 Net realized gain (loss) on investments ........     12,735,612       (5,441,925)      1,262,601         947,339
 Change in unrealized appreciation
  (depreciation) of investments .................     11,003,344       33,511,926         598,954         133,225
                                                   -------------    -------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................  $  19,446,328    $  23,618,754    $  1,789,561    $    949,236
                                                   -------------    -------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     22,230,244       25,669,511       1,235,218       1,644,249
  Transfers between funds including
   guaranteed interest account, net .............    (28,464,384)     (31,413,447)     (1,462,630)       (534,528)
  Transfers for contract benefit and
   terminations .................................    (40,641,727)     (40,187,017)     (1,957,311)     (2,441,137)
  Contract maintenance charges ..................       (361,448)        (414,136)        (14,064)        (15,123)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --               --              --              --
                                                   -------------    -------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (47,237,315)     (46,345,089)     (2,198,787)     (1,346,539)
                                                   -------------    -------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............        (81,717)          89,724        (129,172)         16,186
                                                   -------------    -------------    ------------    ------------
Increase (Decrease) in Net Assets ...............    (27,872,704)      22,636,611        (538,398)       (381,117)
Net Assets -- Beginning of Period ...............    342,149,901      364,786,512      16,964,849      17,345,966
                                                   -------------    -------------    ------------    ------------
Net Assets -- End of Period .....................  $ 314,277,197    $ 342,149,901    $ 16,426,451    $ 16,964,849
                                                   =============    =============    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................             --               --              --              --
 Units Redeemed .................................             --               --              --              --
                                                   -------------    -------------    ------------    ------------
 Net Increase (Decrease) ........................             --               --              --              --
                                                   -------------    -------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................            244              304              22              34
 Units Redeemed .................................           (596)            (680)            (45)            (49)
                                                   -------------    -------------    ------------    ------------
 Net Increase (Decrease) ........................           (352)            (376)            (23)            (15)
                                                   -------------    -------------    ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Money                        EQ/Montag &
                                                               Market                       Caldwell Growth
                                                  --------------------------------- -------------------------------
                                                        2006             2005            2006            2005
                                                  ---------------- ---------------- -------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $   4,393,891    $   1,818,156     $  (35,700)     $  (11,737)
 Net realized gain (loss) on investments ........       (322,486)        (287,750)        95,483          19,881
 Change in unrealized appreciation
  (depreciation) of investments .................        330,301          216,075        153,479          68,669
                                                   -------------    -------------     ----------      ----------
 Net increase (decrease) in net assets from
  operations ....................................  $   4,401,706    $   1,746,481     $  213,262      $   76,813
                                                   -------------    -------------     ----------      ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     17,493,413       17,689,997        884,618       1,042,167
  Transfers between funds including
   guaranteed interest account, net .............     51,153,395        5,282,612         66,446       1,569,022
  Transfers for contract benefit and
   terminations .................................    (36,924,771)     (30,538,251)      (318,446)        (65,301)
  Contract maintenance charges ..................       (133,578)        (123,896)        (3,344)           (615)
  Adjustments to net assets allocated to
   contracts in payout period ...................         21,166           41,092             --              --
                                                   -------------    -------------     ----------      ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     31,609,625       (7,648,446)       629,274       2,545,273
                                                   -------------    -------------     ----------      ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............       (274,383)       2,357,256        (14,493)         14,311
                                                   -------------    -------------     ----------      ----------
Increase (Decrease) in Net Assets ...............     35,736,948       (3,544,709)       828,043       2,636,397
Net Assets -- Beginning of Period ...............    114,144,728      117,689,435      2,860,502         224,105
                                                   -------------    -------------     ----------      ----------
Net Assets -- End of Period .....................  $ 149,881,676    $ 114,144,728     $3,688,545      $2,860,502
                                                   =============    =============     ==========      ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................          2,364            1,265             --              --
 Units Redeemed .................................         (1,717)          (1,363)            --              --
                                                   -------------    -------------     ----------      ----------
 Net Increase (Decrease) ........................            647              (98)            --              --
                                                   -------------    -------------     ----------      ----------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................            344               12             18              31
 Units Redeemed .................................           (280)             (36)           (12)             (7)
                                                   -------------    -------------     ----------      ----------
 Net Increase (Decrease) ........................             64              (24)             6              24
                                                   -------------    -------------     ----------      ----------



                                                                                     EQ/Oppenheimer
                                                      EQ/Mutual     EQ/Oppenheimer    Main Street
                                                     Shares (c)       Global (c)     Small Cap (c)
                                                  ---------------- ---------------- ---------------
                                                        2006             2006             2006
                                                  ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................    $   (3,310)      $    (3,155)    $    1,676
 Net realized gain (loss) on investments ........        19,581             1,542          4,406
 Change in unrealized appreciation
  (depreciation) of investments .................       120,478            70,311         21,246
                                                     ----------       -----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................    $  136,749       $    68,698     $  27,328
                                                     ----------       -----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       633,125           681,966        378,377
  Transfers between funds including
   guaranteed interest account, net .............     3,943,650         1,604,735      1,096,212
  Transfers for contract benefit and
   terminations .................................        (8,570)          (14,962)        (8,602)
  Contract maintenance charges ..................          (102)              (80)           (57)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --                --             --
                                                     ----------       -----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     4,568,103         2,271,659      1,465,930
                                                     ----------       -----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............           242                (2)            27
                                                     ----------       -----------     ----------
Increase (Decrease) in Net Assets ...............     4,705,094         2,340,355      1,493,285
Net Assets -- Beginning of Period ...............            --                --             --
                                                     ----------       -----------     ----------
Net Assets -- End of Period .....................    $4,705,094       $ 2,340,355     $1,493,285
                                                     ==========       ===========     ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................            --                --             --
 Units Redeemed .................................            --                --             --
                                                     ----------       -----------     ----------
 Net Increase (Decrease) ........................            --                --             --
                                                     ----------       -----------     ----------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................            47                21             14
 Units Redeemed .................................            (3)               --             (1)
                                                     ----------       -----------     ----------
 Net Increase (Decrease) ........................            44                21             13
                                                     ----------       -----------     ----------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/PIMCO                         EQ/Short
                                                           Real Return (a)                 Duration Bond (a)
                                                  --------------------------------- -------------------------------
                                                        2006             2005            2006            2005
                                                  --------------- ----------------- -------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $    864,903      $   233,509       $ 180,074      $   13,301
 Net realized gain (loss) on investments ........      (148,559)           3,731          56,500              25
 Change in unrealized appreciation
  (depreciation) of investments .................      (903,386)        (278,278)        (63,782)        (13,194)
                                                   ------------      -----------      ----------      ----------
 Net increase (decrease) in net assets from
  operations ....................................  $   (187,042)     $   (41,038)      $ 172,792      $      132
                                                   ------------      -----------      ----------      ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     9,445,851        5,968,653       1,710,695         572,315
  Transfers between funds including
   guaranteed interest account, net .............     7,747,648        9,008,897       3,650,728       1,811,371
  Transfers for contract benefit and
   terminations .................................    (1,907,542)        (128,474)       (394,400)       (179,725)
  Contract maintenance charges ..................       (12,003)            (734)         (1,734)            (68)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --               --              --              --
                                                   ------------      -----------      ----------      ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    15,273,954       14,848,342       4,965,289       2,203,893
                                                   ------------      -----------      ----------      ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............        (2,814)          13,784          (6,866)          7,006
                                                   ------------      -----------      ----------      ----------
Increase (Decrease) in Net Assets ...............    15,084,098       14,821,088       5,131,215       2,211,031
Net Assets -- Beginning of Period ...............    14,821,088               --       2,211,031              --
                                                   ------------      -----------      ----------      ----------
Net Assets -- End of Period .....................  $ 29,905,186      $14,821,088      $7,342,246      $2,211,031
                                                   ============      ===========      ==========      ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................            --               --              --              --
 Units Redeemed .................................            --               --              --              --
                                                   ------------      -----------      ----------      ----------
 Net Increase (Decrease) ........................            --               --              --              --
                                                   ------------      -----------      ----------      ----------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................           228              158              78              25
 Units Redeemed .................................           (74)              (9)           (28)              (3)
                                                   ------------      -----------      ----------      ----------
 Net Increase (Decrease) ........................           154              149              50              22
                                                   ------------      -----------      ----------      ----------



                                                              EQ/Small                         EQ/Small
                                                              Cap Value                     Company Growth
                                                  --------------------------------- -------------------------------
                                                        2006             2005             2006            2005
                                                  ---------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $   8,598,822    $   5,328,900    $     45,520     $   138,678
 Net realized gain (loss) on investments ........     15,793,209       15,013,624          49,937         206,605
 Change in unrealized appreciation
  (depreciation) of investments .................      1,854,864      (14,340,866)       (307,773)        219,362
                                                   -------------    -------------    ------------     -----------
 Net increase (decrease) in net assets from
  operations ....................................  $  26,246,895    $   6,001,658    $   (212,316)    $   564,645
                                                   -------------    -------------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     34,768,516       35,201,980      12,279,539       4,882,922
  Transfers between funds including
   guaranteed interest account, net .............     (3,421,545)       4,969,832      14,774,593       9,102,040
  Transfers for contract benefit and
   terminations .................................    (18,049,070)     (16,307,821)     (2,216,019)       (343,481)
  Contract maintenance charges ..................       (208,719)        (174,734)        (21,759)         (2,114)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --               --              --              --
                                                   -------------    -------------    ------------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     13,089,182       23,689,257      24,816,354      13,639,367
                                                   -------------    -------------    ------------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............        (59,543)         (65,438)        (15,534)         18,644
                                                   -------------    -------------    ------------     -----------
Increase (Decrease) in Net Assets ...............     39,276,534       29,625,477      24,588,504      14,222,656
Net Assets -- Beginning of Period ...............    173,829,431      144,203,954      14,694,470         471,814
                                                   -------------    -------------    ------------     -----------
Net Assets -- End of Period .....................  $ 213,105,965    $ 173,829,431    $ 39,282,974     $14,694,470
                                                   =============    =============    ============     ===========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................             --               --              --              --
 Units Redeemed .................................             --               --              --              --
                                                   -------------    -------------    ------------     -----------
 Net Increase (Decrease) ........................             --               --              --              --
                                                   -------------    -------------    ------------     -----------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................            330              395             413             204
 Units Redeemed .................................           (263)            (256)           (237)            (87)
                                                   -------------    -------------    ------------     -----------
 Net Increase (Decrease) ........................             67              139             176             117
                                                   -------------    -------------    ------------     -----------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Small                         EQ/TCW
                                                            Company Index                      Equity
                                                  --------------------------------- -----------------------------
                                                        2006             2005            2006           2005
                                                  ---------------- ---------------- -------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................   $    122,141     $    (49,134)    $ (106,671)    $  (62,403)
 Net realized gain (loss) on investments ........     10,957,682        7,805,952        (97,939)       426,353
 Change in unrealized appreciation
  (depreciation) of investments .................      6,916,365       (4,517,705)      (250,991)       234,184
                                                    ------------     ------------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................   $ 17,996,188     $  3,239,113     $ (455,601)    $  598,134
                                                    ------------     ------------     ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     27,692,078       21,823,949      2,276,595      3,005,345
  Transfers between funds including
   guaranteed interest account, net .............      8,373,805          893,003       (537,986)     3,583,190
  Transfers for contract benefit and
   terminations .................................     (7,979,366)      (6,096,698)      (602,233)      (196,611)
  Contract maintenance charges ..................       (126,172)        (102,168)        (6,272)        (1,548)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --               --             --             --
                                                    ------------     ------------     ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     27,960,345       16,518,086      1,130,104      6,390,376
                                                    ------------     ------------     ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............        (40,268)         (13,976)       (19,452)        22,745
                                                    ------------     ------------     ----------     ----------
Increase (Decrease) in Net Assets ...............     45,916,265       19,743,223        655,051      7,011,255
Net Assets -- Beginning of Period ...............    101,556,209       81,812,986      7,981,217        969,962
                                                    ------------     ------------     ----------     ----------
Net Assets -- End of Period .....................   $147,472,474     $101,556,209     $8,636,268     $7,981,217
                                                    ============     ============     ==========     ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................             --               --             --             --
 Units Redeemed .................................             --               --             --             --
                                                    ------------     ------------     ----------     ----------
 Net Increase (Decrease) ........................             --               --             --             --
                                                    ------------     ------------     ----------     ----------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................            384              321             49            116
 Units Redeemed .................................           (204)            (195)           (39)           (55)
                                                    ------------     ------------     ----------     ----------
 Net Increase (Decrease) ........................            180              126             10             61
                                                    ------------     ------------     ----------     ----------



                                                    EQ/Templeton              EQ/UBS
                                                     Growth (c)          Growth and Income
                                                  ---------------- -----------------------------
                                                        2006             2006           2005
                                                  ---------------- --------------- -------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................    $   (2,799)     $   (40,990)   $    5,090
 Net realized gain (loss) on investments ........        18,770          471,839        19,641
 Change in unrealized appreciation
  (depreciation) of investments .................       120,135        1,462,771       352,245
                                                     ----------      -----------    ----------
 Net increase (decrease) in net assets from
  operations ....................................    $  136,106      $ 1,893,620    $  376,976
                                                     ----------      -----------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     1,003,302        4,918,913     2,756,838
  Transfers between funds including
   guaranteed interest account, net .............     3,730,364        5,899,526     4,761,728
  Transfers for contract benefit and
   terminations .................................       (13,683)        (955,661)     (197,350)
  Contract maintenance charges ..................          (171)          (7,576)         (742)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --               --            --
                                                     ----------      -----------    ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     4,719,812        9,855,202     7,320,474
                                                     ----------      -----------    ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............           139          (17,068)       17,671
                                                     ----------      -----------    ----------
Increase (Decrease) in Net Assets ...............     4,856,057       11,731,754     7,715,121
Net Assets -- Beginning of Period ...............            --        7,935,287       220,166
                                                     ----------      -----------    ----------
Net Assets -- End of Period .....................    $4,856,057      $19,667,041    $7,935,287
                                                     ==========      ===========    ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................            --               --            --
 Units Redeemed .................................            --               --            --
                                                     ----------      -----------    ----------
 Net Increase (Decrease) ........................            --               --            --
                                                     ----------      -----------    ----------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................            54              111            95
 Units Redeemed .................................            (9)            (30)           (29)
                                                     ----------      -----------    ----------
 Net Increase (Decrease) ........................            45               81            66
                                                     ----------      -----------    ----------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                             EQ/Van Kampen
                                                           EQ/Van Kampen                       Emerging
                                                            Comstock (a)                    Markets Equity
                                                  -------------------------------- ---------------------------------
                                                        2006            2005             2006             2005
                                                  --------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $    225,221      $   22,324      $ (2,847,424)   $  (1,273,605)
 Net realized gain (loss) on investments ........       442,202           7,107        85,132,541       37,803,459
 Change in unrealized appreciation
  (depreciation) of investments .................     1,186,687         170,520         5,805,873       17,450,383
                                                   ------------      ----------     -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................  $  1,854,110      $  199,951      $ 98,090,990    $  53,980,237
                                                   ------------      ----------     -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     5,021,020       1,799,191        53,782,523       29,966,531
  Transfers between funds including
   guaranteed interest account, net .............     5,887,526       4,787,626        36,438,793       41,778,957
  Transfers for contract benefit and
   terminations .................................    (1,235,807)       (114,273)      (29,992,859)     (19,281,156)
  Contract maintenance charges ..................        (9,110)           (766)         (239,687)        (154,362)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --              --                --               --
                                                   ------------      ----------     -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     9,663,629       6,471,778        59,988,770       52,309,970
                                                   ------------      ----------     -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............        (9,003)          9,774          (188,301)         (95,387)
                                                   ------------      ----------     -------------    -------------
Increase (Decrease) in Net Assets ...............    11,508,736       6,681,503       157,891,459      106,194,820
Net Assets -- Beginning of Period ...............     6,681,503              --       252,832,325      146,637,505
                                                   ------------      ----------     -------------    -------------
Net Assets -- End of Period .....................  $ 18,190,239      $6,681,503     $ 410,723,784    $ 252,832,325
                                                   ============      ==========     =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................            --              --                --               --
 Units Redeemed .................................            --              --                --               --
                                                   ------------      ----------     -------------    -------------
 Net Increase (Decrease) ........................            --              --                --               --
                                                   ------------      ----------     -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................           123              68             1,411            1,338
 Units Redeemed .................................           (35)             (4)           (1,075)            (948)
                                                   ------------      ----------     -------------    -------------
 Net Increase (Decrease) ........................            88              64               336              390
                                                   ------------      ----------     -------------    -------------



                                                                                        EQ/Wells Fargo
                                                          EQ/Van Kampen                   Montgomery
                                                        Mid Cap Growth (a)              Small Cap (a)
                                                  ------------------------------ ----------------------------
                                                        2006           2005            2006          2005
                                                  --------------- -------------- --------------- ------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................   $   (91,750)    $  (15,509)    $   203,402    $  25,090
 Net realized gain (loss) on investments ........       194,027        267,812        (141,422)      41,734
 Change in unrealized appreciation
  (depreciation) of investments .................       613,623         26,382         858,631      (20,590)
                                                    -----------     ----------     -----------    ---------
 Net increase (decrease) in net assets from
  operations ....................................   $   715,900     $  278,685     $   920,611    $  46,234
                                                    -----------     ----------     -----------    ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     3,840,188        834,024       2,496,425      176,866
  Transfers between funds including
   guaranteed interest account, net .............     6,823,709      3,828,631      11,529,349      332,821
  Transfers for contract benefit and
   terminations .................................      (722,724)       (74,439)       (860,449)      (8,728)
  Contract maintenance charges ..................        (4,736)          (237)         (2,607)        (115)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --             --              --           --
                                                    -----------     ----------     -----------    ---------
Net increase (decrease) in net assets from
 contractowners transactions ....................     9,936,437      4,587,979      13,162,718      500,844
                                                    -----------     ----------     -----------    ---------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............        (6,555)         6,553          (3,039)       3,039
                                                    -----------     ----------     -----------    ---------
Increase (Decrease) in Net Assets ...............    10,645,782      4,873,217      14,080,290      550,117
Net Assets -- Beginning of Period ...............     4,873,217             --         550,117           --
                                                    -----------     ----------     -----------    ---------
Net Assets -- End of Period .....................   $15,518,999     $4,873,217     $14,630,407    $ 550,117
                                                    ===========     ==========     ===========    =========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................            --             --              --           --
 Units Redeemed .................................            --             --              --           --
                                                    -----------     ----------     -----------    ---------
 Net Increase (Decrease) ........................            --             --              --           --
                                                    -----------     ----------     -----------    ---------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................           142             89             178           37
 Units Redeemed .................................           (65)           (50)            (81)         (32)
                                                    -----------     ----------     -----------    ---------
 Net Increase (Decrease) ........................            77             39              97            5
                                                    -----------     ----------     -----------    ---------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                     Target 2015      Target 2025
                                                   Allocation (c)   Allocation (c)
                                                  ---------------- ----------------
                                                        2006             2006
                                                  ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................    $   24,107        $  16,424
 Net realized gain (loss) on investments ........         1,217            1,457
 Change in unrealized appreciation
  (depreciation) of investments .................         6,546           12,186
                                                     ----------       ----------
 Net increase (decrease) in net assets from
  operations ....................................    $   31,870        $  30,067
                                                     ----------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        83,205          288,863
  Transfers between funds including
   guaranteed interest account, net .............     1,118,971          717,301
  Transfers for contract benefit and
   terminations .................................       (11,925)            (766)
  Contract maintenance charges ..................          (105)            (207)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --               --
                                                     ----------       ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     1,190,146        1,005,191
                                                     ----------       ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............             2               16
                                                     ----------       ----------
Increase (Decrease) in Net Assets ...............     1,222,018        1,035,274
Net Assets -- Beginning of Period ...............            --               --
                                                     ----------       ----------
Net Assets -- End of Period .....................    $1,222,018       $1,035,274
                                                     ==========       ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................            --               --
 Units Redeemed .................................            --               --
                                                     ----------       ----------
 Net Increase (Decrease) ........................            --               --
                                                     ----------       ----------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................            12               10
 Units Redeemed .................................            (1)              (1)
                                                     ----------       ----------
 Net Increase (Decrease) ........................            11                9
                                                     ----------       ----------



                                                     Target 2035      Target 2045         U.S. Real Estate --
                                                   Allocation (c)   Allocation (c)              Class II
                                                  ---------------- ---------------- --------------------------------
                                                        2006             2006             2006             2005
                                                  ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................     $  6,739          $ 5,121      $     (30,174)   $  1,829,198
 Net realized gain (loss) on investments ........        2,860            2,055         20,622,626       5,851,541
 Change in unrealized appreciation
  (depreciation) of investments .................       10,655            1,333         19,276,038       3,287,089
                                                      --------         --------      -------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................     $ 20,254          $ 8,509      $  39,868,490    $ 10,967,828
                                                      --------         --------      -------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      251,560           93,771         26,013,591      18,737,635
  Transfers between funds including
   guaranteed interest account, net .............      259,463          278,287         28,860,480      18,972,517
  Transfers for contract benefit and
   terminations .................................         (119)            (120)       (12,121,192)     (6,156,232)
  Contract maintenance charges ..................          (60)             (60)           (83,001)        (44,602)
  Adjustments to net assets allocated to
   contracts in payout period ...................           --               --                 --              --
                                                      --------         --------      -------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      510,844          371,878         42,669,878      31,509,318
                                                      --------         --------      -------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............           17              109            (27,758)         11,899
                                                      --------         --------      -------------    ------------
Increase (Decrease) in Net Assets ...............      531,115          380,496         82,510,610      42,489,045
Net Assets -- Beginning of Period ...............           --               --         93,740,418      51,251,373
                                                      --------         --------      -------------    ------------
Net Assets -- End of Period .....................     $531,115         $380,496      $ 176,251,028    $ 93,740,418
                                                      ========         ========      =============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................           --               --                 --              --
 Units Redeemed .................................           --               --                 --              --
                                                      --------         --------      -------------    ------------
 Net Increase (Decrease) ........................           --               --                 --              --
                                                      --------         --------      -------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................            6                4                527             589
 Units Redeemed .................................           (1)              (1)              (310)           (378)
                                                      --------         --------      -------------    ------------
 Net Increase (Decrease) ........................            5                3                217             211
                                                      --------         --------      -------------    ------------

-------
(a) Commenced operations on May 9, 2005.
(b) Commenced operations on October 17, 2005.
(c) Commenced operations on September 18, 2006.
The accompanying notes are an integral part of these financial statements.


                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2006


1. Organization

AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT"), AXA Premier VIP Trust ("VIP"), and The Universal Institutional Funds, Inc. ("The Trusts"). The Trusts are open-ended diversified investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Account.

The Account consists of 79 variable investment options:

o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation
o AXA Moderate-Plus Allocation
o AXA Premier VIP Aggressive Equity
o AXA Premier VIP Core Bond
o AXA Premier VIP Health Care
o AXA Premier VIP High Yield
o AXA Premier VIP International Equity
o AXA Premier VIP Large Cap Core Equity
o AXA Premier VIP Large Cap Growth
o AXA Premier VIP Large Cap Value
o AXA Premier VIP Mid Cap Growth
o AXA Premier VIP Mid Cap Value
o AXA Premier VIP Technology
o EQ/AllianceBernstein Common Stock(1)
o EQ/AllianceBernstein Growth and Income(2)
o EQ/AllianceBernstein Intermediate Government Securities(3)
o EQ/AllianceBernstein International(4)
o EQ/AllianceBernstein Large Cap Growth(5)
o EQ/AllianceBernstein Quality Bond(6)
o EQ/AllianceBernstein Small Cap Growth(7)
o EQ/AllianceBernstein Value(8)
o EQ/Ariel Appreciation II
o EQAXA Rosenberg Value Long/Short Equity
o EQ/Boston Advisors Equity Income
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth
o EQ/Capital Guardian International
o EQ/Capital Guardian Research
o EQ/Capital Guardian U.S. Equity
o EQ/Caywood-Scholl High Yield Bond
o EQ//Davis New York Venture
o EQ/Equity 500 Index
o EQ/Evergreen International Bond
o EQ/Evergreen Omega
o EQ/FI Mid Cap
o EQ/FI Mid Cap Value
o EQ/Franklin Income
o EQ/Franklin Small Cap Value
o EQ/GAMCO Mergers and Acquisitions
o EQ/GAMCO Small Company Value
o EQ/International Growth
o EQ/Janus Large Cap Growth
o EQ/JPMorgan Core Bond
o EQ/JPMorgan Value Opportunities
o EQ/Legg Mason Value Equity
o EQ/Long Term Bond
o EQ/Lord Abbett Growth and Income
o EQ/Lord Abbett Large Cap Core
o EQ/Lord Abbett Mid Cap Value
o EQ/Marsico Focus
o EQ/Mercury Basic Value Equity
o EQ/Mercury International Value
o EQ/MFS Emerging Growth Companies
o EQ/MFS Investors Trust
o EQ/Money Market
o EQ/Montag & Caldwell Growth
o EQ/Mutual Shares
o EQ/Oppenheimer Global
o EQ/Oppenheimer Main Street Small Cap
o EQ/PIMCO Real Return
o EQ/Short Duration Bond
o EQ/Small Cap Value(9)
o EQ/Small Company Growth(10)
o EQ/Small Company Index
o EQ/TCW Equity
o EQ/Templeton Growth
o EQ/UBS Growth and Income
o EQ/Van Kampen Comstock
o EQ/Van Kampen Emerging Markets Equity
o EQ/Van Kampen Mid Cap Growth
o EQ/Wells Fargo Montgomery Small Cap
o Target 2015 Allocation
o Target 2025 Allocation
o Target 2035 Allocation
o Target 2045 Allocation
o U.S. Real Estate -- Class II

                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


1.   Organization (Concluded)

 ----------
 (1) Formerly known as EQ/Alliance Common Stock.
 (2) Formerly known as EQ/Alliance Growth and Income.
 (3) Formerly known as EQ/Alliance Intermediate Government Securities.
 (4) Formerly known as EQ/Alliance International.
 (5) Formerly known as EQ/Alliance Large Cap Growth.
 (6) Formerly known as EQ/Alliance Quality Bond.
 (7) Formerly known as EQ/Alliance Small Cap Growth.
 (8) Formerly known as EQ/Bernstein Diversified Value.
 (9) Formerly known as EQ/Lazard Small Cap Value.
 (10) Formerly known as EQ/Bear Stearns Small Company Growth.

     Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

     The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST Contracts), group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum
     Plus). All of these contracts and certificates are collectively referred to as the Contracts.

     The amount retained by AXA Equitable in the Account arises principally from
     (1) contributions from AXA Equitable, (2) mortality and expense risks, other expenses and financial accounting charges accumulated in the account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.


2.   Significant Accounting Policies

     The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
     (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

     Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of the Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

     Receivable/payable for policy-related transactions represents amounts due to/from AXA Equitable's General Account predominately related to premiums, surrenders and death benefits.

     Payments received from contractowners represent participant contributions under EQUI-VEST Series 100 through 800, EQUI-VEST Vantage, EQUI-VEST Strategies, Momentum, Momentum Plus (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) reduced by applicable deductions, charges and state premium taxes. Payments received from contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 48. Transfers between funds including the guaranteed interest account, net represents amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account and fixed maturity option of Separate Account No. 48. The net assets of any variable investment option may not be less than the aggregate value of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in AXA Equitable's General Account to provide for other policy benefits, as required by state insurance law. AXA Equitable's General Account is subject to creditor rights.


                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


2.   Significant Accounting Policies (Concluded)

     Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under:

     o EQUI-VEST Series 100 through 800
     o EQUI-VEST Vantage
     o EQUI-VEST Strategies
     o Momentum
     o Momentum Plus

     Included in Contract maintenance charges are administrative charges, if applicable, that are deducted annually under:

     o EQUI-VEST Series 100 through 800
     o EQUI-VEST Vantage
     o EQUI-VEST Strategies
     o EQUIPLAN
     o Old Contracts

     Included in contract maintenance charges are administrative charges, if applicable, that are deducted quarterly under Momentum and Momentum Plus.

     Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

     The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Purchases and Sales of Investments The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 were as follows:

                                                     Purchases        Sales
                                                  -------------- --------------
AXA Aggressive Allocation .....................    $ 66,871,984   $ 17,707,708
AXA Conservative Allocation ...................      14,205,633      7,555,010
AXA Conservative-Plus Allocation ..............      31,683,821     11,575,359
AXA Moderate Allocation .......................     151,894,101    223,236,816
AXA Moderate-Plus Allocation ..................     187,016,449     26,443,925
AXA Premier VIP Aggressive Equity .............      21,829,011    176,606,531
AXA Premier VIP Core Bond .....................      19,248,405     18,882,972
AXA Premier VIP Health Care ...................      19,793,137     15,039,104
AXA Premier VIP High Yield ....................      59,746,096     55,155,384
AXA Premier VIP International Equity ..........      54,320,747     28,710,855
AXA Premier VIP Large Cap Core Equity .........       6,050,489      7,312,164
AXA Premier VIP Large Cap Growth ..............      14,365,985     13,535,929
AXA Premier VIP Large Cap Value ...............      31,408,686     18,246,493
AXA Premier VIP Mid Cap Growth ................      29,936,965     24,068,743
AXA Premier VIP Mid Cap Value .................      26,527,140     19,965,588
AXA Premier VIP Technology ....................      56,351,893     64,954,205

                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


3.   Purchases and Sales of Investments (Continued)


                                                             Purchases        Sales
                                                          -------------- --------------
EQ/AllianceBernstein Common Stock .....................   $ 152,038,560  $ 744,952,714
EQ/AllianceBernstein Growth & Income ..................     204,025,676    248,941,747
EQ/AllianceBernstein Intermediate Government Sec. .....      23,733,634     36,360,805
EQ/AllianceBernstein International ....................     249,311,081    197,417,519
EQ/AllianceBernstein Large Cap Growth .................      34,963,974     49,773,076
EQ/AllianceBernstein Quality Bond .....................      36,723,857     44,151,846
EQ/AllianceBernstein Small Cap Growth .................     126,095,448    128,743,666
EQ/AllianceBernstein Value ............................     167,567,785     88,410,292
EQ/Ariel Appreciation II ..............................       3,074,226        706,368
EQ/AXA Rosenberg Value Long/Short Equity ..............      16,429,740     14,985,611
EQ/Boston Advisors Equity Income ......................      26,326,491     13,344,476
EQ/Calvert Socially Responsible .......................       5,747,619      3,257,539
EQ/Capital Guardian Growth ............................       5,954,023      2,366,976
EQ/Capital Guardian International .....................      49,953,675     29,059,096
EQ/Capital Guardian Research ..........................      18,706,085     32,982,940
EQ/Capital Guardian U.S. Equity .......................      35,638,619     26,126,657
EQ/Caywood-Scholl High Yield Bond .....................      13,770,411      3,143,726
EQ/Davis New York Venture .............................         325,919          1,221
EQ/Equity 500 Index ...................................     198,459,994    257,226,298
EQ/Evergreen International Bond .......................       8,846,818      1,828,125
EQ/Evergreen Omega ....................................       9,289,311      9,993,797
EQ/FI Mid Cap .........................................     104,729,283     63,389,013
EQ/FI Mid Cap Value ...................................     134,789,299     99,234,867
EQ/Franklin Income ....................................      12,858,206        283,436
EQ/Franklin Small Cap Value ...........................       1,605,940        408,728
EQ/GAMCO Mergers and Acquisitions .....................       6,404,109      1,556,221
EQ/GAMCO Small Company Value ..........................      44,044,241     22,776,033
EQ/International Growth ...............................      22,809,768     13,971,837
EQ/Janus Large Cap Growth .............................      15,065,823     16,772,221
EQ/JPMorgan Core Bond .................................      43,560,073     26,559,657
EQ/JPMorgan Value Opportunities .......................      18,675,847     18,036,124
EQ/Legg Mason Value Equity ............................      19,596,504      4,234,582
EQ/Long Term Bond .....................................      13,591,386      6,044,768
EQ/Lord Abbett Growth and Income ......................      12,357,142      3,251,238
EQ/Lord Abbett Large Cap Core .........................       2,941,048      1,002,248
EQ/Lord Abbett Mid Cap Value ..........................      12,913,894      7,625,347
EQ/Marsico Focus ......................................     122,639,533     55,532,672
EQ/Mercury Basic Value Equity .........................      85,839,511     82,328,006
EQ/Mercury International Value ........................     126,342,176     65,315,540
EQ/MFS Emerging Growth Companies ......................      31,807,895     83,416,828
EQ/MFS Investors Trust ................................       2,286,517      4,686,477
EQ/Money Market .......................................     122,696,856     86,920,803
EQ/Montag & Caldwell Growth ...........................       2,153,574      1,574,489
EQ/Mutual Shares ......................................       4,913,548        348,606
EQ/Oppenheimer Global .................................       2,310,718         42,215
EQ/Oppenheimer Main Street Small Cap ..................       1,629,157        161,533
EQ/PIMCO Real Return ..................................      24,106,577      7,971,536
EQ/Short Duration Bond ................................       8,275,403      3,136,907
EQ/Small Cap Value ....................................      87,714,109     52,522,758
EQ/Small Company Growth ...............................      56,406,915     31,560,601
EQ/Small Company Index ................................      66,772,852     32,761,614
EQ/TCW Equity .........................................       5,322,247      4,318,137
EQ/Templeton Growth ...................................       5,655,159        938,077
EQ/UBS Growth and Income ..............................      13,821,868      4,024,709

                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


3.   Purchases and Sales of Investments (Concluded)


                                                   Purchases        Sales
                                                 ------------- --------------
EQ/Van Kampen Comstock .......................   $ 14,204,594  $  4,254,574
EQ/Van Kampen Emerging Market Equity .........    272,164,998   185,602,154
EQ/Van Kampen Mid Cap Growth .................     18,334,986     8,458,887
EQ/Wells Fargo Montgomery Small Cap ..........     24,088,068    10,710,979
Target 2015 Allocation .......................      1,273,300        59,045
Target 2025 Allocation .......................      1,058,612        36,980
Target 2035 Allocation .......................        571,898        54,298
Target 2045 Allocation .......................        446,950        69,944
U.S. Real Estate -- Class II .................    111,899,396    61,081,379

4.   Expenses and Related Party Transactions

     The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each variable portfolio, may charge annually either 0.25% or 0.35% of the average daily net assets of a portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares.

     AXA Equitable serves as investment manager of EQAT and VIP. Van Kampen (name under which Morgan Stanley Investment Management Inc. does business in certain situations) serves as investment manager for The Universal Institutional Funds, Inc. -- U.S. Real Estate Class II Portfolio. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.10% to a high of 1.40% of average daily net assets. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") an affiliate of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.


                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


4.   Expenses and Related Party Transactions (Concluded)

     AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Portfolios; EQ/AllianceBernstein Value; EQ/Equity 500 Index, and EQ/Small Company Index; as well as a portion of AXA Premier VIP Aggressive Equity, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Mid Cap Growth and AXA Premier VIP Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

     In the fourth quarter of 2005 AXA Financial completed its sale of the Advest Group to Merrill Lynch. Boston Advisors is the Advest Group's investment advisory firm, and served as investment advisor to certain EQAT portfolios such as EQ/Boston Advisors Equity Income, EQ/Money Market and EQ/Short Duration Bond. Upon completion of the sale of the Advest Group Boston Advisors ceased to be an affiliate of AXA Financial.

     AXA Advisors is an affiliate of AXA Equitable, and a distributor and principal underwriter of the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

     The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries (affiliates of AXA Equitable) . AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.


5.   Substitutions/Reorganizations


     Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.



-----------------------------------------------------------------------------
 November 17, 2006          Removed Portfolio         Surviving Portfolio
-----------------------------------------------------------------------------
                            Laudus Rosenberg VIT      EQ/AXA Rosenberg
                           Value Long/Short Equity   Value Long/Short Equity
-------------------------- ------------------------- ------------------------
Shares -- Class B             871,596                   871,596
Value -- Class B           $9,360,937                $9,360,937
Net Assets before merger   $9,360,937                        --
Net Assets after merger            --                $9,360,937
-----------------------------------------------------------------------------

6.   Contractowner Charges

     Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the Account for the following charges:


                                               Mortality and                     Financial
                                               Expense Risks   Other Expenses   Accounting     Total
                                              --------------- ---------------- ------------ ----------
Old Contracts                                 0.58%           0.16%            --           0.74%
-------------------------------------------
EQUIPLAN Contracts                            0.58%           0.16%            --           0.74%
-------------------------------------------
EQUI-VEST Series 100/Momentum Contracts
-------------------------------------------
EQ/Money Market
EQ/AllianceBernstein Common Stock .........   0.56%           0.60%            0.24%        1.40%
All Other Funds ...........................   0.50%           0.60%            0.24%        1.34%
EQUI-VEST Series 200
--------------------------------------------
EQ/Money Market
EQ/AllianceBernstein Common Stock .........   1.15%           0.25%            --           1.40%
All Other Funds ...........................   1.09%           0.25%            --           1.34%

                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


6. Contractowner Charges (Continued)


                                                Mortality and                     Financial
                                                Expense Risks   Other Expenses   Accounting     Total
                                               --------------- ---------------- ------------ ----------
EQUI-VEST Series 300 and 400 Contracts
--------------------------------------------
EQ/Money Market, EQ/AllianceBernstein Common
Stock, AXA Premier VIP Aggressive Equity and
AXA Moderate Allocation ....................   1.10%           0.24%            --           1.34%
All Other Funds ............................   1.10%           0.25%            --           1.35%
Momentum Plus Contracts                        1.10%           0.25%            --           1.35%
---------------------------------------------
EQUI-VEST Series 500 Contracts                 1.20%           0.25%            --           1.45%
---------------------------------------------
EQUI-VEST at Retirement                        0.80%           0.50%            --           1.30%
---------------------------------------------
EQUI-VEST Series 600 and 800 Contracts         0.95%           0.25%            --           1.20%
---------------------------------------------
EQUI-VEST Vantage Contracts
---------------------------------------------
0.90 All Funds .............................   0.90%             --             --           0.90%
0.70 All Funds .............................   0.70%             --             --           0.70%
0.50 All Funds .............................   0.50%             --             --           0.50%
EQUI-VEST Strategies Contracts
---------------------------------------------
1.20% All Funds ............................   1.20%             --             --           1.20%
0.90% All Funds ............................   0.90%             --             --           0.90%
0.70% All Funds ............................   0.70%             --             --           0.70%
0.50% All Funds ............................   0.50%             --             --           0.50%
0.25% All Funds ............................   0.25%             --             --           0.25%
EQUI-VEST Express Series 700 Contracts         0.70%           0.25%            --           0.95%
---------------------------------------------

The charges may be retained in the Account by AXA Equitable and, to the extent retained, participate in the net investment results of the Trusts ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of The Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST/Momentum Contracts for EQ/Money Market, EQ/AllianceBernstein Common Stock, AXA Premier VIP Aggressive Equity and AXA Moderate Allocation variable investment options and 1% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Funds from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

For EQUI-VEST(R) Series 200 and EQUI-VEST Vantage Contracts for participants of the Teachers Retirement System of the State of Texas and EQUI-VEST Strategies the total Separate Account A annual expenses and total annual expenses of the Trust's fees, when added together, are not permitted to exceed 2.75% (except for AXA Premier VIP Aggressive Equity, AXA Moderate Allocation, EQ/AllianceBernstein Common Stock and EQ/Money Market Options in Equivest Series 200 which are not permitted to exceed 1.75%). Currently, this expense limitation has the effect of reducing the total expenses applicable to options funded by the AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Mid Cap Growth, AXA Premier VIP Mid Cap Value, AXA Premier VIP Technology and EQ/Emerging Markets Equity portfolios. Fees for advisory services in excess of the cap are refunded to the Funds from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or Contractowner's account value.



                                When charge
            Charges             is deducted                      Amount deducted                         How deducted
------------------------------ ------------- ------------------------------------------------------ ----------------------
Charge for Trust expenses      Daily         Vary by portfolio                                      Unit value

Annual Administrative charge   Annual        $30 or during the first two contract years 2% of the   Unit liquidation from
                                             account value (plus any prior withdrawal during the    account value
                                             Contract Year) if less.

                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


6. Contractowner Charges (Concluded)


                               When charge
          Charges              is deducted                                Amount deducted                         How deducted
------------------------------ ------------------------ ---------------------------------------------------- ----------------------
Annual Policy fee              Annual                     Low - Depending on account value, lesser of $30      Unit liquidation from
                                                          or .50% of account value plus the amount of any      account value
                                                          active loan.

                                                          High - Depending on account value, in Years 1 to     Unit liquidation from
                                                          2 lesser of $30 or 2% of account value, thereafter   account value
                                                          $30.

Withdrawal Charge              At time of transaction     Low - 6% of withdrawals or contributions made in     Unit liquidation from
                                                          the current and prior five participation years,      account value
                                                          whichever is less.

                                                          High - 6% of the amount withdrawn, generally
                                                          declining for the first through the 12th contract
                                                          year.

                                                          Exceptions and limitations may eliminate or reduce
                                                          the withdrawal charge.

Plan Loan charges              At time of transaction     $25 set-up fee and $6 quarterly recordkeeping fee    Unit liquidation from
                                                                                                               account value

Annuity Payout option          At time of transaction     $350 annuity administration fee                      Unit liquidation from
                                                                                                               account value

Charge for third-party         At time of transaction     $25                                                  Unit liquidation from
transfer or exchange                                                                                           account value

Enhanced death benefit         Participation date         Low- 0.15% of account value                          Unit liquidation from
charge                         anniversary                                                                     account value
                                                          High - 0.60% of account value

Guaranteed Mininum Income                                 0.65%                                                Unit liquidation from
Benefit                                                                                                        account value

Guaranteed Withdrawal                                     Low- 0.60% for single life option;                   Unit liquidation from
Benefit for Life                                               0.75% for joint life option                     account value

                                                          High- 0.75% for single life;
                                                                0.90% for joint life


                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006

7. Accumulation Unit Values

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
AXA Aggressive Allocation
-------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (i)      $ 153.46               --                 --           --         17.31%
         Highest contract charge 1.45% Class B (i)     $ 148.76               --                 --           --         16.19%
         All contract charges                                --              517         $   77,399         3.46%           --
  2005   Lowest contract charge 0.50% Class B (i)      $ 130.82               --                 --           --          7.52%
         Highest contract charge 1.45% Class B (i)     $ 128.03               --                 --           --          6.50%
         All contract charges                                --              178         $   22,965         4.92%           --
  2004   Lowest contract charge 0.50% Class B (i)      $ 121.67               --                 --           --         11.24%
         Highest contract charge 1.45% Class B (i)     $ 120.22               --                 --           --         10.17%
         All contract charges                                --               75         $    9,099         2.25%           --
  2003   Lowest contract charge 0.50% Class B (i)      $ 109.38               --                 --           --          9.38%
         Highest contract charge 1.45% Class B (i)     $ 109.12               --                 --           --          9.12%
         All contract charges                                --                9         $    1,003         0.70%           --
AXA Conservative Allocation
---------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (i)      $ 116.51               --                 --           --          5.84%
         Highest contract charge 1.45% Class B (i)     $ 112.94               --                 --           --          4.83%
         All contract charges                                --              167         $   18,932         4.29%           --
  2005   Lowest contract charge 0.50% Class B (i)      $ 110.08               --                 --           --          1.93%
         Highest contract charge 1.45% Class B (i)     $ 107.73               --                 --           --          0.96%
         All contract charges                                --              112         $   12,046         3.73%           --
  2004   Lowest contract charge 0.50% Class B (i)      $ 108.00               --                 --           --          5.50%
         Highest contract charge 1.45% Class B (i)     $ 106.71               --                 --           --          4.49%
         All contract charges                                --               75         $    8,142         4.11%           --
  2003   Lowest contract charge 0.50% Class B (i)      $ 102.37               --                 --           --          2.37%
         Highest contract charge 1.45% Class B (i)     $ 102.13               --                 --           --          2.13%
         All contract charges                                --                8         $      940         5.61%           --
AXA Conservative-Plus Allocation
---------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (i)      $ 124.39               --                 --           --          8.22%
         Highest contract charge 1.45% Class B (i)     $ 120.58               --                 --           --          7.18%
         All contract charges                                --              342         $   41,475         4.04%           --
  2005   Lowest contract charge 0.50% Class B (i)      $ 114.94               --                 --           --          2.73%
         Highest contract charge 1.45% Class B (i)     $ 112.49               --                 --           --          1.75%
         All contract charges                                --              180         $   20,363         4.60%           --
  2004   Lowest contract charge 0.50% Class B (i)      $ 111.89               --                 --           --          7.21%
         Highest contract charge 1.45% Class B (i)     $ 110.56               --                 --           --          6.19%
         All contract charges                                --               80         $    8,873         3.62%           --
  2003   Lowest contract charge 0.50% Class B (i)      $ 104.36               --                 --           --          4.36%
         Highest contract charge 1.45% Class B (i)     $ 104.11               --                 --           --          4.11%
         All contract charges                                --                9         $      866         6.35%           --
AXA Moderate Allocation (g)
---------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class A (q)      $ 103.11               --                 --           --          3.11%
         Highest contract charge 1.45% Class A         $ 137.52               --                 --           --          9.00%
         All contract charges                                --           20,240         $1,557,101         2.84%           --
  2005   Lowest contract charge 0.90% Class A (j)      $ 183.99               --                 --           --          4.11%
         Highest contract charge 1.45% Class A         $ 126.17               --                 --           --          3.53%
         All contract charges                                --           21,774         $1,543,159         2.54%           --
  2004   Lowest contract charge 0.90% Class A (j)      $ 176.72               --                 --           --          8.02%
         Highest contract charge 1.45% Class A         $ 121.87               --                 --           --          7.42%
         All contract charges                                --           23,508         $1,615,459         2.75%           --

                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
AXA Moderate Allocation (g) (Continued)
---------------------------------------
  2003   Lowest contract charge 0.90% Class A (j)      $ 163.61               --                 --           --         18.35%
         Highest contract charge 1.45% Class A         $ 113.45               --                 --           --         17.69%
         All contract charges                                --           25,117         $1,607,776         2.41%           --
  2002   Lowest contract charge 1.34% Class A          $  42.91               --                 --           --        (13.31)%
         Highest contract charge 1.45% Class A         $  96.40               --                 --           --        (13.78)%
         All contract charges                                --           27,370         $1,493,481         1.47%           --
AXA Moderate Allocation (g)
---------------------------
         Unit Value 0.50% to 1.30%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 120.52               --                 --           --          9.77%
         Highest contract charge 1.30% Class B (q)     $ 102.92               --                 --           --          2.92%
         All contract charges                                --            1,009         $  136,001         2.84%           --
  2005   Lowest contract charge 0.50% Class B (a)      $ 109.79               --                 --           --          4.27%
         Highest contract charge 1.20% Class B         $ 126.19               --                 --           --          3.54%
         All contract charges                                --              916         $  113,231         2.54%           --
  2004   Lowest contract charge 0.50% Class B (a)      $ 105.29               --                 --           --          8.18%
         Highest contract charge 1.20% Class B         $ 121.88               --                 --           --          7.42%
         All contract charges                                --              833         $   99,021         2.75%           --
  2003   Lowest contract charge 0.50% Class B (a)      $  97.33               --                 --           --         18.55%
         Highest contract charge 1.20% Class B         $ 113.46               --                 --           --         17.71%
         All contract charges                                --              750         $   82,998         2.41%           --
  2002   Lowest contract charge 0.50% Class B (a)      $  82.10               --                 --           --        (12.38)%
         Highest contract charge 1.20% Class B         $  96.39               --                 --           --        (13.78)%
         All contract charges                                --              743         $   69,620         1.47%           --
AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (i)      $ 145.39               --                 --           --         13.93%
         Highest contract charge 1.45% Class B (i)     $ 140.94               --                 --           --         12.85%
         All contract charges                                --            1,886         $  267,414         3.54%           --
  2005   Lowest contract charge 0.50% Class B (i)      $ 127.61               --                 --           --          6.14%
         Highest contract charge 1.45% Class B (i)     $ 124.89               --                 --           --          5.13%
         All contract charges                                --              728         $   91,285         5.08%           --
  2004   Lowest contract charge 0.50% Class B (i)      $ 120.23               --                 --           --         11.13%
         Highest contract charge 1.45% Class B (i)     $ 118.80               --                 --           --         10.07%
         All contract charges                                --              277         $   32,979         3.47%           --
  2003   Lowest contract charge 0.50% Class B (i)      $ 108.19               --                 --           --          8.19%
         Highest contract charge 1.45% Class B (i)     $ 107.93               --                 --           --          7.93%
         All contract charges                                --               23         $    2,390         2.59%           --
AXA Premier VIP Aggressive Equity
---------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class A (q)      $ 105.24               --                 --           --          5.24%
         Highest contract charge 1.45% Class A         $  78.53               --                 --           --          3.85%
         All contract charges                                --           10,463            923,899         0.17%           --
  2005   Lowest contract charge 0.90% Class A (j)      $ 103.39               --                 --           --          7.50%
         Highest contract charge 1.45% Class A         $  75.62               --                 --           --          6.90%
         All contract charges                                --           12,174         $1,031,638           --            --
  2004   Lowest contract charge 0.90% Class A (j)      $  96.18               --                 --           --         11.37%
         Highest contract charge 1.45% Class A         $  70.74               --                 --           --         10.75%
         All contract charges                                --           13,893         $1,098,403           --            --
  2003   Lowest contract charge 0.90% Class A (j)      $  86.37               --                 --           --         36.83%
         Highest contract charge 1.45% Class A         $  63.87               --                 --           --         35.87%
         All contract charges                                --           15,363         $1,094,790           --            --
  2002   Lowest contract charge 1.34% Class A          $  47.48               --                 --           --        (29.27)%
         Highest contract charge 1.45% Class A         $  47.01               --                 --           --        (29.72)%
         All contract charges                                --           16,813         $  881,555         0.01%           --

                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


7.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
AXA Premier VIP Aggressive Equity
---------------------------------
         Unit Value 0.50% to 1.30%*
  2006   Lowest contract charge 0.50% Class B (a)     $  79.87               --                  --            --          4.59%
         Highest contract charge 1.30% Class B (q)    $ 105.05               --                  --            --          5.05%
         All contract charges                               --              190             $14,885          0.17%           --
  2005   Lowest contract charge 0.50% Class B (a)     $  76.37               --                  --            --          7.67%
         Highest contract charge 1.20% Class B        $  75.63               --                  --            --          6.91%
         All contract charges                               --              203             $15,262            --            --
  2004   Lowest contract charge 0.50% Class B (a)     $  70.93               --                  --            --         11.54%
         Highest contract charge 1.20% Class B        $  70.75               --                  --            --         10.75%
         All contract charges                               --              205             $14,345            --            --
  2003   Lowest contract charge 0.50% Class B (a)     $  63.60               --                  --            --         36.83%
         Highest contract charge 1.20% Class B        $  63.88               --                  --            --         35.88%
         All contract charges                               --              187             $11,762            --            --
  2002   Lowest contract charge 0.50% Class B (a)     $  46.48               --                  --            --        (28.23)%
         Highest contract charge 1.20% Class B        $  47.01               --                  --            --        (29.73)%
         All contract charges                               --              159             $ 7,308          0.01%           --
AXA Premier VIP Core Bond
-------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)     $ 120.06               --                  --            --          3.25%
         Highest contract charge 1.45% Class B (a)    $ 114.44               --                  --            --          2.27%
         All contract charges                               --              591             $68,372          4.11%           --
  2005   Lowest contract charge 0.50% Class B (a)     $ 116.28               --                  --            --          1.24%
         Highest contract charge 1.45% Class B (a)    $ 111.90               --                  --            --          0.28%
         All contract charges                               --              605             $68,268          3.47%           --
  2004   Lowest contract charge 0.50% Class B (a)     $ 114.85               --                  --            --          3.37%
         Highest contract charge 1.45% Class B (a)    $ 111.59               --                  --            --          2.38%
         All contract charges                               --              575             $64,676          3.24%           --
  2003   Lowest contract charge 0.50% Class B (a)     $ 111.11               --                  --            --          3.22%
         Highest contract charge 1.45% Class B (a)    $ 109.00               --                  --            --          2.24%
         All contract charges                               --              504             $55,167          3.30%           --
  2002   Lowest contract charge 0.50% Class B (a)     $ 107.64               --                  --            --          5.44%
         Highest contract charge 1.45% Class B (a)    $ 106.61               --                  --            --          4.47%
         All contract charges                               --              416             $44,423          6.03%           --
AXA Premier VIP Health Care
---------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)     $ 126.14               --                  --            --          4.61%
         Highest contract charge 1.45% Class B (a)    $ 120.24               --                  --            --          3.61%
         All contract charges                               --              387             $47,061          1.05%           --
  2005   Lowest contract charge 0.50% Class B (a)     $ 120.59               --                  --            --          6.43%
         Highest contract charge 1.45% Class B (a)    $ 116.05               --                  --            --          5.41%
         All contract charges                               --              361             $42,208          2.61%           --
  2004   Lowest contract charge 0.50% Class B (a)     $ 113.31               --                  --            --         11.57%
         Highest contract charge 1.45% Class B (a)    $ 110.09               --                  --            --         10.50%
         All contract charges                               --              318             $35,180          3.73%           --
  2003   Lowest contract charge 0.50% Class B (a)     $ 101.56               --                  --            --         27.49%
         Highest contract charge 1.45% Class B (a)    $  99.63               --                  --            --         26.13%
         All contract charges                               --              234             $23,369          1.20%           --
  2002   Lowest contract charge 0.50% Class B (a)     $  79.66               --                  --            --        (19.49)%
         Highest contract charge 1.45% Class B (a)    $  78.99               --                  --            --        (20.23)%
         All contract charges                               --              129             $10,225            --            --

                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


7.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
AXA Premier VIP High Yield
--------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class A (q)      $ 102.63               --                 --           --          2.63%
         Highest contract charge 1.45% Class A         $ 104.89               --                 --           --          8.61%
         All contract charges                                --              767           $137,007         7.11%           --
  2005   Lowest contract charge 0.90% Class A (j)      $ 144.66               --                 --           --          2.39%
         Highest contract charge 1.45% Class A         $  96.58               --                 --           --          1.82%
         All contract charges                                --              799           $131,305         7.88%           --
  2004   Lowest contract charge 0.90% Class A (j)      $ 141.28               --                 --           --          7.96%
         Highest contract charge 1.45% Class A         $  94.85               --                 --           --          7.36%
         All contract charges                                --              827           $133,524         6.69%           --
  2003   Lowest contract charge 0.90% Class A (j)      $ 130.87               --                 --           --         21.77%
         Highest contract charge 1.45% Class A         $  88.34               --                 --           --         21.09%
         All contract charges                                --              837           $125,598         5.83%           --
  2002   Lowest contract charge 1.34% Class A          $ 123.58               --                 --           --         (4.00)%
         Highest contract charge 1.45% Class A         $  72.96               --                 --           --         (4.12)%
         All contract charges                                --              764           $ 94,701         9.00%           --
AXA Premier VIP High Yield
--------------------------
         Unit Value 0.50% to 1.30%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 134.63               --                 --           --          9.38%
         Highest contract charge 1.30% Class B (q)     $ 102.45               --                 --           --          2.45%
         All contract charges                                --              379           $ 42,859         7.11%           --
  2005   Lowest contract charge 0.50% Class B (a)      $ 123.08               --                 --           --          2.54%
         Highest contract charge 1.20% Class B         $  96.58               --                 --           --          1.83%
         All contract charges                                --              379           $ 39,438         7.88%           --
  2004   Lowest contract charge 0.50% Class B (a)      $ 120.03               --                 --           --          8.13%
         Highest contract charge 1.20% Class B         $  94.85               --                 --           --          7.37%
         All contract charges                                --              319           $ 32,690         6.69%           --
  2003   Lowest contract charge 0.50% Class B (a)      $ 111.01               --                 --           --         21.94%
         Highest contract charge 1.20% Class B         $  88.34               --                 --           --         21.08%
         All contract charges                                --              243           $ 23,248         5.83%           --
  2002   Lowest contract charge 0.50% Class B (a)      $  91.03               --                 --           --         (4.81)%
         Highest contract charge 1.20% Class B         $  72.96               --                 --           --         (4.11)%
         All contract charges                                --              136           $ 10,780         9.00%           --
AXA Premier VIP International Equity
------------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 176.83               --                 --           --         24.69%
         Highest contract charge 1.45% Class B (a)     $ 168.56               --                 --           --         23.50%
         All contract charges                                --              615           $104,906         2.18%           --
  2005   Lowest contract charge 0.50% Class B (a)      $ 141.82               --                 --           --         14.87%
         Highest contract charge 1.45% Class B (a)     $ 136.48               --                 --           --         13.77%
         All contract charges                                --              472           $ 65,031         4.04%           --
  2004   Lowest contract charge 0.50% Class B (a)      $ 123.46               --                 --           --         17.32%
         Highest contract charge 1.45% Class B (a)     $ 119.96               --                 --           --         16.20%
         All contract charges                                --              402           $ 48,558         2.20%           --
  2003   Lowest contract charge 0.50% Class B (a)      $ 105.24               --                 --           --         33.65%
         Highest contract charge 1.45% Class B (a)     $ 103.24               --                 --           --         32.39%
         All contract charges                                --              225           $ 23,340         0.68%           --
  2002   Lowest contract charge 0.50% Class B (a)      $  78.74               --                 --           --        (18.61)%
         Highest contract charge 1.45% Class B (a)     $  77.98               --                 --           --        (19.36)%
         All contract charges                                --              125           $  9,802           --            --

                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


7.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
AXA Premier VIP Large Cap Core Equity
-------------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 128.70               --                 --          --           13.01%
         Highest contract charge 1.45% Class B (a)     $ 122.68               --                 --          --           11.94%
         All contract charges                                --              162            $20,110        0.60%             --
  2005   Lowest contract charge 0.50% Class B (a)      $ 113.89               --                 --          --            6.20%
         Highest contract charge 1.45% Class B (a)     $ 109.60               --                 --          --            5.18%
         All contract charges                                --              175            $19,342        0.80%             --
  2004   Lowest contract charge 0.50% Class B (a)      $ 107.24               --                 --          --            9.13%
         Highest contract charge 1.45% Class B (a)     $ 104.20               --                 --          --            8.08%
         All contract charges                                --              178            $18,705        2.30%             --
  2003   Lowest contract charge 0.50% Class B (a)      $  98.27               --                 --          --           27.49%
         Highest contract charge 1.45% Class B (a)     $  96.40               --                 --          --           26.28%
         All contract charges                                --              168            $16,352        0.16%             --
  2002   Lowest contract charge 0.50% Class B (a)      $  77.08               --                 --          --          (22.63)%
         Highest contract charge 1.45% Class B (a)     $  76.34               --                 --          --          (23.35)%
         All contract charges                                --              124            $ 9,465        0.36%             --
AXA Premier VIP Large Cap Growth
--------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 100.59               --                 --          --          ( 0.39)%
         Highest contract charge 1.45% Class B (a)     $  95.88               --                 --          --          ( 1.34)%
         All contract charges                                --              383            $37,071          --              --
  2005   Lowest contract charge 0.50% Class B (a)      $ 100.98               --                 --          --            6.95%
         Highest contract charge 1.45% Class B (a)     $  97.18               --                 --          --            5.94%
         All contract charges                                --              388            $38,002          --              --
  2004   Lowest contract charge 0.50% Class B (a)      $  94.42               --                 --          --            6.13%
         Highest contract charge 1.45% Class B (a)     $  91.74               --                 --          --            5.12%
         All contract charges                                --              379            $35,019          --              --
  2003   Lowest contract charge 0.50% Class B (a)      $  88.96               --                 --          --           29.97%
         Highest contract charge 1.45% Class B (a)     $  87.27               --                 --          --           28.74%
         All contract charges                                --              320            $28,129          --              --
  2002   Lowest contract charge 0.50% Class B (a)      $  68.45               --                 --          --          (30.05)%
         Highest contract charge 1.45% Class B (a)     $  67.79               --                 --          --          (30.70)%
         All contract charges                                --              204            $13,852          --              --
AXA Premier VIP Large Cap Value
-------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 149.85               --                 --          --           18.73%
         Highest contract charge 1.45% Class B (a)     $ 142.84               --                 --          --           17.60%
         All contract charges                                --              457            $65,936        2.93%             --
  2005   Lowest contract charge 0.50% Class B (a)      $ 126.22               --                 --          --            6.56%
         Highest contract charge 1.45% Class B (a)     $ 121.47               --                 --          --            5.55%
         All contract charges                                --              371            $45,368        3.03%             --
  2004   Lowest contract charge 0.50% Class B (a)      $ 118.45               --                 --          --           13.85%
         Highest contract charge 1.45% Class B (a)     $ 115.08               --                 --          --           12.77%
         All contract charges                                --              295            $34,179        5.97%             --
  2003   Lowest contract charge 0.50% Class B (a)      $ 104.03               --                 --          --           30.43%
         Highest contract charge 1.45% Class B (a)     $ 102.05               --                 --          --           29.18%
         All contract charges                                --              235            $24,068        2.33%             --
  2002   Lowest contract charge 0.50% Class B (a)      $  79.76               --                 --          --          (18.88)%
         Highest contract charge 1.45% Class B (a)     $  79.00               --                 --          --          (19.62)%
         All contract charges                                --              182            $14,348        0.70%             --

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


7.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
AXA Premier VIP Mid Cap Growth
------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 114.09              --                 --            --          9.07%
         Highest contract charge 1.45% Class B (a)     $ 108.75              --                 --            --          8.03%
         All contract charges                                --             753           $ 82,924          0.51%           --
  2005   Lowest contract charge 0.50% Class B (a)      $ 104.60              --                 --            --          7.85%
         Highest contract charge 1.45% Class B (a)     $ 100.66              --                 --            --          6.81%
         All contract charges                                --             768           $ 78,075          1.61%           --
  2004   Lowest contract charge 0.50% Class B (a)      $  96.99              --                 --            --         11.17%
         Highest contract charge 1.45% Class B (a)     $  94.24              --                 --            --         10.11%
         All contract charges                                --             753           $ 71,596          1.57%           --
  2003   Lowest contract charge 0.50% Class B (a)      $  87.24              --                 --            --         39.52%
         Highest contract charge 1.45% Class B (a)     $  85.59              --                 --            --         38.20%
         All contract charges                                --             592           $ 50,875          1.63%           --
  2002   Lowest contract charge 0.50% Class B (a)      $  62.53              --                 --            --        (36.57)%
         Highest contract charge 1.45% Class B (a)     $  61.93              --                 --            --        (37.15)%
         All contract charges                                --             300           $ 18,611            --            --
AXA Premier VIP Mid Cap Value
-----------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 145.32              --                 --            --         14.16%
         Highest contract charge 1.45% Class B (a)     $ 138.52              --                 --            --         13.07%
         All contract charges                                --             539           $ 75,665          1.69%           --
  2005   Lowest contract charge 0.50% Class B (a)      $ 127.30              --                 --            --          6.81%
         Highest contract charge 1.45% Class B (a)     $ 122.51              --                 --            --          5.79%
         All contract charges                                --             544           $ 67,218          6.80%           --
  2004   Lowest contract charge 0.50% Class B (a)      $ 119.18              --                 --            --         14.61%
         Highest contract charge 1.45% Class B (a)     $ 115.80              --                 --            --         13.52%
         All contract charges                                --             588           $ 68,546          3.78%           --
  2003   Lowest contract charge 0.50% Class B (a)      $ 103.99              --                 --            --         39.90%
         Highest contract charge 1.45% Class B (a)     $ 102.01              --                 --            --         38.56%
         All contract charges                                --             456           $ 46,680          0.35%           --
  2002   Lowest contract charge 0.50% Class B (a)      $  74.33              --                 --            --        (23.60)%
         Highest contract charge 1.45% Class B (a)     $  73.62              --                 --            --        (24.31)%
         All contract charges                                --             285           $ 21,008            --            --
AXA Premier VIP Technology (k)
------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 110.62              --                 --            --          6.76%
         Highest contract charge 1.45% Class B (a)     $ 105.44              --                 --            --          5.74%
         All contract charges                                --           1,063           $113,046            --            --
  2005   Lowest contract charge 0.50% Class B (a)      $ 103.61              --                 --            --         10.71%
         Highest contract charge 1.45% Class B (a)     $  99.71              --                 --            --          9.66%
         All contract charges                                --           1,135           $113,949            --            --
  2004   Lowest contract charge 0.50% Class B (a)      $  93.59              --                 --            --          4.46%
         Highest contract charge 1.45% Class B (a)     $  90.93              --                 --            --          3.47%
         All contract charges                                --           1,266           $115,943          1.03%           --
  2003   Lowest contract charge 0.50% Class B (a)      $  89.59              --                 --            --         56.84%
         Highest contract charge 1.45% Class B (a)     $  87.89              --                 --            --         55.36%
         All contract charges                                --             268           $ 23,642          4.48%           --
  2002   Lowest contract charge 0.50% Class B (a)      $  57.12              --                 --            --        (43.99)%
         Highest contract charge 1.45% Class B (a)     $  56.57              --                 --            --        (44.51)%
         All contract charges                                --              66           $  3,753            --            --

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


7.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.50% to 1.49%*
  2006   Lowest contract charge 0.50% Class A (q)      $ 104.17              --                 --           --           4.17%
         Highest contract charge 1.49% Class A         $ 374.77              --                 --           --           9.64%
         All contract charges                                --          11,209         $3,969,805         1.39%            --
  2005   Lowest contract charge 0.74% Class A          $ 453.40              --                 --           --           4.05%
         Highest contract charge 1.49% Class A         $ 341.80              --                 --           --           3.26%
         All contract charges                                --          12,984         $4,188,857         1.03%            --
  2004   Lowest contract charge 0.74% Class A          $ 435.75              --                 --           --          12.98%
         Highest contract charge 1.49% Class A         $ 331.00              --                 --           --          14.12%
         All contract charges                                --          14,653         $4,588,775         1.19%            --
  2003   Lowest contract charge 0.74% Class A          $ 382.75              --                 --           --          49.21%
         Highest contract charge 1.49% Class A         $ 292.96              --                 --           --          48.08%
         All contract charges                                --          16,027         $4,423,904         1.77%            --
  2002   Lowest contract charge 0.74% Class A          $ 256.52              --                 --           --         (33.51)%
         Highest contract charge 1.49% Class A         $ 197.84              --                 --           --         (34.01)%
         All contract charges                                --          17,309         $3,226,657         0.05%            --
EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.50% to 1.30%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 102.09              --                 --           --          10.14%
         Highest contract charge 1.30% Class B (q)     $ 103.98              --                 --           --           3.98%
         All contract charges                                --           1,669         $  190,449         1.39%            --
  2005   Lowest contract charge 0.50% Class B (a)      $  92.69              --                 --           --           3.79%
         Highest contract charge 1.20% Class B         $ 107.24              --                 --           --           3.05%
         All contract charges                                --           1,776         $  185,056         1.03%            --
  2004   Lowest contract charge 0.50% Class B (a)      $  89.31              --                 --           --          13.55%
         Highest contract charge 1.20% Class B         $ 104.06              --                 --           --          12.75%
         All contract charges                                --           1,725         $  174,349         1.19%            --
  2003   Lowest contract charge 0.50% Class B (a)      $  78.66              --                 --           --          48.80%
         Highest contract charge 1.20% Class B         $  92.29              --                 --           --          47.76%
         All contract charges                                --           1,502         $  134,406         1.77%            --
  2002   Lowest contract charge 0.50% Class B (a)      $  52.86              --                 --           --         (31.23)%
         Highest contract charge 1.20% Class B         $  62.46              --                 --           --         (34.13)%
         All contract charges                                --           1,321         $   79,564         0.05%            --
EQ/AllianceBernstein Growth and Income
--------------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class A (q)      $ 104.53              --                 --           --           4.53%
         Highest contract charge 1.45% Class A         $ 170.51              --                 --           --          17.12%
         All contract charges                                --           2,838         $1,013,702         1.56%            --
  2005   Lowest contract charge 0.90% Class A (j)      $ 256.76              --                 --           --           4.82%
         Highest contract charge 1.45% Class A         $ 145.58              --                 --           --           4.24%
         All contract charges                                --           3,119         $  950,349         1.22%            --
  2004   Lowest contract charge 0.90% Class A (j)      $ 244.96              --                 --           --          11.66%
         Highest contract charge 1.45% Class A         $ 139.67              --                 --           --          11.04%
         All contract charges                                --           3,337         $  974,792         1.66%            --
  2003   Lowest contract charge 0.90% Class A (j)      $ 219.38              --                 --           --          29.57%
         Highest contract charge 1.45% Class A         $ 125.78              --                 --           --          28.86%
         All contract charges                                --           3,487         $  916,213         1.33%            --
  2002   Lowest contract charge 1.34% Class A          $ 204.07              --                 --           --         (22.12)%
         Highest contract charge 1.45% Class A         $  97.61              --                 --           --         (22.21)%
         All contract charges                                --           3,693         $  752,928         1.32%            --

                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


7.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
EQ/AllianceBernstein Growth and Income
--------------------------------------
         Unit Value 0.50% to 1.30%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 135.51               --                 --           --         17.95%
         Highest contract charge 1.30% Class B (q)     $ 104.34               --                 --           --          4.34%
         All contract charges                                --              967           $159,512         1.56%           --
  2005   Lowest contract charge 0.50% Class B (a)      $ 114.88               --                 --           --          4.97%
         Highest contract charge 1.20% Class B         $ 145.60               --                 --           --          4.24%
         All contract charges                                --            1,039           $146,056         1.22%           --
  2004   Lowest contract charge 0.50% Class B (a)      $ 109.44               --                 --           --         11.83%
         Highest contract charge 1.20% Class B         $ 139.68               --                 --           --         11.04%
         All contract charges                                --            1,051           $141,085         1.66%           --
  2003   Lowest contract charge 0.50% Class B (a)      $  97.86               --                 --           --         29.77%
         Highest contract charge 1.20% Class B         $ 125.79               --                 --           --         28.86%
         All contract charges                                --              964           $116,498         1.33%           --
  2002   Lowest contract charge 0.50% Class B (a)      $  75.41               --                 --           --        (20.14)%
         Highest contract charge 1.20% Class B         $  97.62               --                 --           --        (22.21)%
         All contract charges                                --              923           $ 86,144         1.32%           --
EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class A (q)      $ 100.44               --                 --           --          0.44%
         Highest contract charge 1.45% Class A         $ 129.92               --                 --           --          1.89%
         All contract charges                                --              586           $ 91,303         4.00%           --
  2005   Lowest contract charge 0.74% Class A          $  78.01               --                 --           --          1.04%
         Highest contract charge 1.45% Class A         $ 127.51               --                 --           --          0.02%
         All contract charges                                --              670           $102,507         3.48%           --
  2004   Lowest contract charge 0.74% Class A          $  77.21               --                 --           --          1.74%
         Highest contract charge 1.45% Class A         $ 127.48               --                 --           --          0.71%
         All contract charges                                --              768           $117,435         3.04%           --
  2003   Lowest contract charge 0.74% Class A          $  75.89               --                 --           --          1.95%
         Highest contract charge 1.45% Class A         $ 126.58               --                 --           --          0.91%
         All contract charges                                --              892           $135,637         3.66%           --
  2002   Lowest contract charge 0.74% Class A          $  74.44               --                 --           --          8.41%
         Highest contract charge 1.45% Class A         $ 125.44               --                 --           --          7.28%
         All contract charges                                --            1,033           $155,586         5.39%           --
EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 0.50% to 1.30%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 128.11               --                 --           --          2.61%
         Highest contract charge 1.30% Class B (q)     $ 100.25               --                 --           --          0.25%
         All contract charges                                --              254           $ 32,922         4.00%           --
  2005   Lowest contract charge 0.50% Class B (a)      $ 124.85               --                 --           --          0.74%
         Highest contract charge 1.20% Class B         $ 127.54               --                 --           --          0.03%
         All contract charges                                --              276           $ 35,253         3.48%           --
  2004   Lowest contract charge 0.50% Class B (a)      $ 123.94               --                 --           --          1.43%
         Highest contract charge 1.20% Class B         $ 127.50               --                 --           --          0.72%
         All contract charges                                --              293           $ 37,422         3.04%           --
  2003   Lowest contract charge 0.50% Class B (a)      $ 122.19               --                 --           --          1.63%
         Highest contract charge 1.20% Class B         $ 126.60               --                 --           --          0.91%
         All contract charges                                --              331           $ 41,782         3.66%           --
  2002   Lowest contract charge 0.50% Class B (a)      $ 120.24               --                 --           --          7.02%
         Highest contract charge 1.20% Class B         $ 125.45               --                 --           --          7.29%
         All contract charges                                --              339           $ 42,385         5.39%           --

                                     FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


7.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
EQ/AllianceBernstein International (h)(f)
-----------------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class A (q)      $ 105.97               --                 --           --          5.97%
         Highest contract charge 1.45% Class A         $ 140.03               --                 --           --         22.03%
         All contract charges                                --            4,389           $784,767         1.65%           --
  2005   Lowest contract charge 0.90% Class A (j)      $ 147.18               --                 --           --         14.55%
         Highest contract charge 1.45% Class A         $ 114.75               --                 --           --         13.91%
         All contract charges                                --            4,512           $660,373         1.71%           --
  2004   Lowest contract charge 0.90% Class A (j)      $ 128.49               --                 --           --         17.40%
         Highest contract charge 1.45% Class A         $ 100.74               --                 --           --         16.75%
         All contract charges                                --            4,746           $609,069         2.09%           --
  2003   Lowest contract charge 0.90% Class A (j)      $ 109.44               --                 --           --         34.22%
         Highest contract charge 1.45% Class A         $  86.29               --                 --           --         33.47%
         All contract charges                                --            5,029           $552,311         1.99%           --
  2002   Lowest contract charge 1.34% Class A          $  82.20               --                 --           --        (11.11)%
         Highest contract charge 1.45% Class A         $  64.65               --                 --           --        (11.21)%
         All contract charges                                --            5,501           $452,054           --            --
EQ/AllianceBernstein International (h)(f)
-----------------------------------------
         Unit Value 0.50% to 1.30%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 140.38               --                 --           --         22.90%
         Highest contract charge 1.30% Class B (q)     $ 105.78               --                 --           --          5.78%
         All contract charges                                --              728           $102,893         1.65%           --
  2005   Lowest contract charge 0.50% Class B (a)      $ 114.22               --                 --           --         14.72%
         Highest contract charge 1.20% Class B         $ 114.63               --                 --           --         13.91%
         All contract charges                                --              651           $ 75,257         1.71%           --
  2004   Lowest contract charge 0.50% Class B (a)      $  99.56               --                 --           --         17.58%
         Highest contract charge 1.20% Class B         $ 100.63               --                 --           --         16.76%
         All contract charges                                --              565           $ 57,320         2.09%           --
  2003   Lowest contract charge 0.50% Class B (a)      $  84.67               --                 --           --         34.51%
         Highest contract charge 1.20% Class B         $  86.19               --                 --           --         33.56%
         All contract charges                                --              523           $ 45,436         1.99%           --
  2002   Lowest contract charge 0.50% Class B (a)      $  62.95               --                 --           --        ( 9.35)%
         Highest contract charge 1.20% Class B         $  64.53               --                 --           --        (11.19)%
         All contract charges                                --              469           $ 30,424           --            --
EQ/AllianceBernstein Large Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)      $  66.16               --                 --           --        ( 1.04)%
         Highest contract charge 1.45% Class B         $  68.47               --                 --           --        ( 1.98)%
         All contract charges                                --            2,111           $146,204           --            --
  2005   Lowest contract charge 0.50% Class B (a)      $  66.85               --                 --           --         14.35%
         Highest contract charge 1.45% Class B         $  69.86               --                 --           --         13.27%
         All contract charges                                --            2,304           $162,638           --            --
  2004   Lowest contract charge 0.50% Class B (a)      $  58.46               --                 --           --          7.84%
         Highest contract charge 1.45% Class B         $  61.67               --                 --           --          6.81%
         All contract charges                                --            2,548           $158,455           --            --
  2003   Lowest contract charge 0.50% Class B (a)      $  54.21               --                 --           --         22.58%
         Highest contract charge 1.45% Class B         $  57.74               --                 --           --         21.41%
         All contract charges                                --            2,878           $167,285           --            --
  2002   Lowest contract charge 0.50% Class B (a)      $  44.22               --                 --           --        (29.15)%
         Highest contract charge 1.45% Class B         $  47.56               --                 --           --        (32.15)%
         All contract charges                                --            3,095           $148,022           --            --


                                     FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


7.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
EQ/AllianceBernstein Quality Bond
---------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class A (q)      $ 100.81               --                 --           --         (0.81)%
         Highest contract charge 1.45% Class A         $ 135.31               --                 --           --          2.58%
         All contract charges                                --              694           $119,214         4.01%           --
  2005   Lowest contract charge 0.90% Class A (j)      $ 164.70               --                 --           --          1.34%
         Highest contract charge 1.45% Class A         $ 131.90               --                 --           --          0.78%
         All contract charges                                --              753           $125,885         3.89%           --
  2004   Lowest contract charge 0.90% Class A (j)      $ 162.53               --                 --           --          3.07%
         Highest contract charge 1.45% Class A         $ 130.89               --                 --           --          2.50%
         All contract charges                                --              795           $131,674         3.87%           --
  2003   Lowest contract charge 0.90% Class A (j)      $ 157.69               --                 --           --          2.87%
         Highest contract charge 1.45% Class A         $ 127.69               --                 --           --          2.29%
         All contract charges                                --              889           $143,533         2.68%           --
  2002   Lowest contract charge 1.34% Class A          $ 157.39               --                 --           --          6.49%
         Highest contract charge 1.45% Class A         $ 124.83               --                 --           --          6.38%
         All contract charges                                --            1,015           $160,021         4.01%           --
EQ/AllianceBernstein Quality Bond
---------------------------------
         Unit Value 0.50% to 1.30%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 134.25               --                 --           --          3.30%
         Highest contract charge 1.30% Class B (q)     $ 100.62               --                 --           --          0.62%
         All contract charges                                --              246           $ 33,382         4.01%           --
  2005   Lowest contract charge 0.50% Class B (a)      $ 129.96               --                 --           --          1.49%
         Highest contract charge 1.20% Class B         $ 131.99               --                 --           --          0.78%
         All contract charges                                --              256           $ 33,894         3.89%           --
  2004   Lowest contract charge 0.50% Class B (a)      $ 128.05               --                 --           --          3.23%
         Highest contract charge 1.20% Class B         $ 130.97               --                 --           --          2.50%
         All contract charges                                --              261           $ 34,083         3.87%           --
  2003   Lowest contract charge 0.50% Class B (a)      $ 124.04               --                 --           --          3.02%
         Highest contract charge 1.20% Class B         $ 127.77               --                 --           --          2.30%
         All contract charges                                --              274           $ 34,954         2.68%           --
  2002   Lowest contract charge 0.50% Class B (a)      $ 120.40               --                 --           --          5.93%
         Highest contract charge 1.20% Class B         $ 124.90               --                 --           --          6.37%
         All contract charges                                --              292           $ 36,469         4.01%           --
EQ/AllianceBernstein Small Cap Growth (c)
-----------------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class A (q)      $ 103.84               --                 --           --          3.84%
         Highest contract charge 1.45% Class A         $ 135.25               --                 --           --          7.68%
         All contract charges                                --            1,694           $315,326           --            --
  2005   Lowest contract charge 0.90% Class A (j)      $ 179.44               --                 --           --         10.78%
         Highest contract charge 1.45% Class A         $ 125.60               --                 --           --         10.17%
         All contract charges                                --            1,836           $316,938           --            --
  2004   Lowest contract charge 0.90% Class A (j)      $ 161.98               --                 --           --         13.24%
         Highest contract charge 1.45% Class A         $ 114.00               --                 --           --         12.61%
         All contract charges                                --            1,990           $311,435           --            --
  2003   Lowest contract charge 0.90% Class A (j)      $ 143.04               --                 --           --         40.02%
         Highest contract charge 1.45% Class A         $ 101.24               --                 --           --         39.23%
         All contract charges                                --            2,070           $287,364           --            --
  2002   Lowest contract charge 1.34% Class A          $  99.61               --                 --           --        (31.02)%
         Highest contract charge 1.45% Class A         $  72.71               --                 --           --        (31.09)%
         All contract charges                                --            2,062           $205,395           --            --

                                     FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


7.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
EQ/AllianceBernstein Small Cap Growth (c)
-----------------------------------------
         Unit Value 0.50% to 1.30%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 100.58               --                 --           --          8.46%
         Highest contract charge 1.30% Class B (q)     $ 103.66               --                 --           --          3.66%
         All contract charges                                --              392           $ 57,261           --            --
  2005   Lowest contract charge 0.50% Class B (a)      $  92.73               --                 --           --         10.94%
         Highest contract charge 1.20% Class B         $ 125.63               --                 --           --         10.17%
         All contract charges                                --              411           $ 55,659           --            --
  2004   Lowest contract charge 0.50% Class B (a)      $  83.58               --                 --           --         13.42%
         Highest contract charge 1.20% Class B         $ 114.03               --                 --           --         12.61%
         All contract charges                                --              408           $ 50,408           --            --
  2003   Lowest contract charge 0.50% Class B (a)      $  73.69               --                 --           --         40.24%
         Highest contract charge 1.20% Class B         $ 101.26               --                 --           --         39.24%
         All contract charges                                --              398           $ 43,568           --            --
  2002   Lowest contract charge 0.50% Class B (a)      $  52.55               --                 --           --        (29.03)%
         Highest contract charge 1.20% Class B         $  72.72               --                 --           --        (31.08)%
         All contract charges                                --              358           $ 28,243           --            --
EQ/AllianceBernstein Value
--------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 163.40               --                 --           --         20.78%
         Highest contract charge 1.45% Class B         $ 151.12               --                 --           --         19.63%
         All contract charges                                --            3,483           $500,340         1.68%           --
  2005   Lowest contract charge 0.50% Class B (a)      $ 135.28               --                 --           --          4.91%
         Highest contract charge 1.45% Class B         $ 126.32               --                 --           --          3.91%
         All contract charges                                --            3,103           $371,731         1.19%           --
  2004   Lowest contract charge 0.50% Class B (a)      $ 128.95               --                 --           --         13.44%
         Highest contract charge 1.45% Class B         $ 121.57               --                 --           --         11.80%
         All contract charges                                --            2,885           $331,846         1.41%           --
  2003   Lowest contract charge 0.50% Class B (a)      $ 114.24               --                 --           --         28.10%
         Highest contract charge 1.45% Class B         $ 108.74               --                 --           --         26.88%
         All contract charges                                --            2,551           $261,872         1.40%           --
  2002   Lowest contract charge 0.50% Class B (a)      $  89.18               --                 --           --        (13.16)%
         Highest contract charge 1.45% Class B         $  85.70               --                 --           --        (14.89)%
         All contract charges                                --            2,309           $186,392         1.38%           --
EQ/Ariel Appreciation II
------------------------
         Unit Value 0.50% to 1.45%
  2006   Lowest contract charge 0.50% Class B (n)      $ 114.85               --                 --           --         10.61%
         Highest contract charge 1.45% Class B (n)     $ 113.50               --                 --           --          9.55%
         All contract charges                                --               28           $  3,222         1.21%           --
  2005   Lowest contract charge 0.50% Class B (n)      $ 103.83               --                 --           --          3.83%
         Highest contract charge 1.45% Class B (n)     $ 103.60               --                 --           --          3.60%
         All contract charges                                --                6           $    589         0.65%           --
EQ/AXA Rosenberg Value Long/Short Equity
----------------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (m)      $ 110.97               --                 --           --          0.94%
         Highest contract charge 1.45% Class B (m)     $ 107.57               --                 --           --        ( 0.02)%
         All contract charges                                --               89           $  9,606         2.85%           --
  2005   Lowest contract charge 0.50% Class B (m)      $ 109.94               --                 --           --          6.97%
         Highest contract charge 1.45% Class B (m)     $ 107.59               --                 --           --          5.95%
         All contract charges                                --               77           $  8,297           --            --
  2004   Lowest contract charge 0.50% Class B (i)      $ 102.77               --                 --           --          3.11%
         Highest contract charge 1.45% Class B (i)     $ 101.55               --                 --           --          2.13%
         All contract charges                                --               16           $  1,704           --            --

                                     FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


7.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
EQ/AXA Rosenberg Value Long/Short Equity (Continued)
----------------------------------------------------
  2003   Lowest contract charge 0.50% Class B (i)     $  99.67               --                  --           --         (0.33)%
         Highest contract charge 1.45% Class B (i)    $  99.43               --                  --           --         (0.57)%
         All contract charges                               --                4             $   395           --            --
EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (l)     $ 130.62               --                  --           --         15.39%
         Highest contract charge 1.45% Class B (l)    $ 127.87               --                  --           --         14.29%
         All contract charges                               --              394             $50,720         2.44%           --
  2005   Lowest contract charge 0.50% Class B (l)     $ 113.20               --                  --           --          5.63%
         Highest contract charge 1.45% Class B (l)    $ 111.88               --                  --           --          4.62%
         All contract charges                               --              307             $34,416         2.12%           --
  2004   Lowest contract charge 0.50% Class B (l)     $ 107.17               --                  --           --          9.05%
         Highest contract charge 1.45% Class B (l)    $ 106.95               --                  --           --          8.85%
         All contract charges                               --               41             $ 4,334         4.19%           --
EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)     $  85.06               --                  --           --          4.70%
         Highest contract charge 1.45% Class B (a)    $ 116.25               --                  --           --          3.71%
         All contract charges                               --              185             $16,787           --            --
  2005   Lowest contract charge 0.50% Class B (a)     $  81.24               --                  --           --          8.20%
         Highest contract charge 1.45% Class B (a)    $ 112.09               --                  --           --          7.17%
         All contract charges                               --              156             $13,658           --            --
  2004   Lowest contract charge 0.50% Class B (a)     $  75.08               --                  --           --          3.07%
         Highest contract charge 1.45% Class B (a)    $ 104.60               --                  --           --          2.09%
         All contract charges                               --              128             $10,635           --            --
  2003   Lowest contract charge 0.50% Class B (a)     $  72.85               --                  --           --         27.31%
         Highest contract charge 1.45% Class B (a)    $ 102.46               --                  --           --         26.09%
         All contract charges                               --               96             $ 7,714           --            --
  2002   Lowest contract charge 0.50% Class B (a)     $  57.22               --                  --           --        (27.00)%
         Highest contract charge 1.45% Class B (a)    $  81.26               --                  --           --        (27.52)%
         All contract charges                               --               61             $ 3,909           --            --
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)     $  69.30               --                  --           --          6.87%
         Highest contract charge 1.45% Class B (a)    $ 100.48               --                  --           --          5.85%
         All contract charges                               --              148             $11,178         0.20%           --
  2005   Lowest contract charge 0.50% Class B (a)     $  64.85               --                  --           --          4.58%
         Highest contract charge 1.45% Class B (a)    $  94.93               --                  --           --          3.59%
         All contract charges                               --               97             $ 6,904         0.21%           --
  2004   Lowest contract charge 0.50% Class B (a)     $  62.01               --                  --           --          5.01%
         Highest contract charge 1.45% Class B (a)    $  91.64               --                  --           --          4.00%
         All contract charges                               --               69             $ 4,814         0.57%           --
  2003   Lowest contract charge 0.50% Class B (a)     $  59.05               --                  --           --         23.33%
         Highest contract charge 1.45% Class B (a)    $  88.12               --                  --           --         22.16%
         All contract charges                               --               62             $ 4,010         0.16%           --
  2002   Lowest contract charge 0.50% Class B (a)     $  47.88               --                  --           --        (25.82)%
         Highest contract charge 1.45% Class B (a)    $  72.13               --                  --           --        (27.41)%
         All contract charges                               --               32             $ 1,722         0.22%           --
EQ/Capital Guardian International
---------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)     $ 127.17               --                  --           --         18.65%
         Highest contract charge 1.45% Class B (a)    $ 166.28               --                  --           --         17.52%
         All contract charges                               --              714             $98,514         1.40%           --

                                     FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


7.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
EQ/Capital Guardian International (Continued)
---------------------------------------------
  2005   Lowest contract charge 0.50% Class B (a)      $ 107.18              --                 --           --          16.54%
         Highest contract charge 1.45% Class B (a)     $ 141.49              --                 --           --          15.43%
         All contract charges                                --             588           $ 69,010         1.61%            --
  2004   Lowest contract charge 0.50% Class B (a)      $  91.97              --                 --           --          13.04%
         Highest contract charge 1.45% Class B (a)     $ 122.57              --                 --           --          11.97%
         All contract charges                                --             436           $ 44,312         1.74%            --
  2003   Lowest contract charge 0.50% Class B (a)      $  81.36              --                 --           --          31.97%
         Highest contract charge 1.45% Class B (a)     $ 109.47              --                 --           --          30.70%
         All contract charges                                --             230           $ 20,780         1.64%            --
  2002   Lowest contract charge 0.50% Class B (a)      $  61.65              --                 --           --         (14.59)%
         Highest contract charge 1.45% Class B (a)     $  83.76              --                 --           --         (16.28)%
         All contract charges                                --              82           $  5,617         2.20%            --
EQ/Capital Guardian Research (e)
--------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 125.42              --                 --           --          11.50%
         Highest contract charge 1.45% Class B         $ 130.57              --                 --           --          10.43%
         All contract charges                                --           1,154           $152,378         0.55%            --
  2005   Lowest contract charge 0.50% Class B (a)      $ 112.49              --                 --           --           5.52%
         Highest contract charge 1.45% Class B         $ 118.23              --                 --           --           4.52%
         All contract charges                                --           1,259           $150,283         0.54%            --
  2004   Lowest contract charge 0.50% Class B (a)      $ 106.60              --                 --           --          10.35%
         Highest contract charge 1.45% Class B         $ 113.12              --                 --           --           9.30%
         All contract charges                                --           1,374           $156,747         0.62%            --
  2003   Lowest contract charge 0.50% Class B (a)      $  96.60              --                 --           --          30.84%
         Highest contract charge 1.45% Class B         $ 103.50              --                 --           --          29.58%
         All contract charges                                --           1,433           $149,248         0.43%            --
  2002   Lowest contract charge 0.50% Class B (a)      $  73.83              --                 --           --         (22.82)%
         Highest contract charge 1.45% Class B         $  79.87              --                 --           --         (25.76)%
         All contract charges                                --           1,445           $115,919         0.50%            --
EQ/Capital Guardian U.S. Equity (b)
-----------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 126.84              --                 --           --           9.41%
         Highest contract charge 1.45% Class B         $ 123.48              --                 --           --           8.37%
         All contract charges                                --           1,021           $127,850         1.27%            --
  2005   Lowest contract charge 0.50% Class B (a)      $ 115.93              --                 --           --           5.43%
         Highest contract charge 1.45% Class B         $ 113.95              --                 --           --           4.43%
         All contract charges                                --           1,003           $115,650         0.55%            --
  2004   Lowest contract charge 0.50% Class B (a)      $ 109.96              --                 --           --           8.78%
         Highest contract charge 1.45% Class B         $ 109.11              --                 --           --           7.74%
         All contract charges                                --             937           $103,281         0.51%            --
  2003   Lowest contract charge 0.50% Class B (a)      $ 101.08              --                 --           --          35.72%
         Highest contract charge 1.45% Class B         $ 101.27              --                 --           --          34.42%
         All contract charges                                --             761           $ 77,522         0.35%            --
  2002   Lowest contract charge 0.50% Class B (a)      $  74.48              --                 --           --         (22.46)%
         Highest contract charge 1.45% Class B         $  75.34              --                 --           --         (24.78)%
         All contract charges                                --             473           $ 35,863         0.59%            --
EQ/Caywood-Scholl High Yield Bond
---------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (m)      $ 112.32              --                 --           --           7.42%
         Highest contract charge 1.45% Class B (m)     $ 110.55              --                 --           --           6.40%
         All contract charges                                --             145           $ 16,051         8.15%            --
  2005   Lowest contract charge 0.50% Class B (m)      $ 104.56              --                 --           --           4.56%
         Highest contract charge 1.45% Class B (m)     $ 103.90              --                 --           --           3.90%
         All contract charges                                --              51           $  5,355        16.21%            --

                                     FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


7.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
EQ/Davis New York Venture
--------------------------
         Unit Value 0.50% to 1.35%*
  2006   Lowest contract charge 0.50% Class B (o)      $ 108.76               --                 --          --           8.76%
         Highest contract charge 1.35% Class B (o)     $ 108.47               --                 --          --           8.47%
         All contract charges                                --                3           $    331        0.96%            --
EQ/Equity 500 Index
-------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class A (q)      $ 103.22               --                 --          --           3.22%
         Highest contract charge 1.45% Class A         $ 117.65               --                 --          --          13.71%
         All contract charges                                --            3,024           $934,535        1.75%            --
  2005   Lowest contract charge 0.90% Class A (j)      $ 197.59               --                 --          --           3.72%
         Highest contract charge 1.45% Class A         $ 103.47               --                 --          --           3.15%
         All contract charges                                --            3,339           $909,007        1.53%            --
  2004   Lowest contract charge 0.90% Class A (j)      $ 190.50               --                 --          --           9.51%
         Highest contract charge 1.45% Class A         $ 100.31               --                 --          --           8.91%
         All contract charges                                --            3,638           $957,647        1.66%            --
  2003   Lowest contract charge 0.90% Class A (j)      $ 173.95               --                 --          --          26.99%
         Highest contract charge 1.45% Class A         $  92.10               --                 --          --          26.29%
         All contract charges                                --            3,812           $921,012        1.53%            --
  2002   Lowest contract charge 1.34% Class A          $ 191.65               --                 --          --         (23.23)%
         Highest contract charge 1.45% Class A         $  72.93               --                 --          --         (23.32)%
         All contract charges                                --            3,939           $753,523        1.07%            --
EQ/Equity 500 Index
-------------------
         Unit Value 0.50% to 1.30%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 103.33               --                 --          --          14.52%
         Highest contract charge 1.30% Class B (q)     $ 103.03               --                 --          --           3.03%
         All contract charges                                --              894           $102,360        1.75%            --
  2005   Lowest contract charge 0.50% Class B (a)      $  90.23               --                 --          --           3.88%
         Highest contract charge 1.20% Class B         $ 103.49               --                 --          --           3.15%
         All contract charges                                --              907           $ 91,189        1.53%            --
  2004   Lowest contract charge 0.50% Class B (a)      $  86.86               --                 --          --           9.68%
         Highest contract charge 1.20% Class B         $ 100.33               --                 --          --           8.91%
         All contract charges                                --              860           $ 83,780        1.66%            --
  2003   Lowest contract charge 0.50% Class B (a)      $  79.19               --                 --          --          27.18%
         Highest contract charge 1.20% Class B         $  92.12               --                 --          --          26.30%
         All contract charges                                --              740           $ 66,130        1.53%            --
  2002   Lowest contract charge 0.50% Class B (a)      $  62.27               --                 --          --         (22.13)%
         Highest contract charge 1.20% Class B         $  72.94               --                 --          --         (23.32)%
         All contract charges                                --              641           $ 45,105        1.07%            --
EQ/Evergreen International Bond
-------------------------------
         Unit Value 0.50% to 1.45%
  2006   Lowest contract charge 0.50% Class B (n)      $ 100.53               --                 --          --           2.90%
         Highest contract charge 1.45% Class B (n)     $  99.34               --                 --          --           1.92%
         All contract charges                                --               77           $  7,685        0.47%            --
  2005   Lowest contract charge 0.50% Class B (n)      $  97.69               --                 --          --         ( 2.31)%
         Highest contract charge 1.45% Class B (n)     $  97.47               --                 --          --         ( 2.53)%
         All contract charges                                --                5           $    503          --             --
EQ/Evergreen Omega
------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)      $  90.42               --                 --          --           5.34%
         Highest contract charge 1.45% Class B         $  87.18               --                 --          --           4.34%
         All contract charges                                --              257           $ 22,739        2.11%            --
  2005   Lowest contract charge 0.50% Class B (a)      $  85.83               --                 --          --           3.44%
         Highest contract charge 1.45% Class B         $  83.56               --                 --          --           2.46%
         All contract charges                                --              288           $ 24,388        0.04%            --

                                     FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


7.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
EQ/Evergreen Omega (Continued)
------------------------------
  2004   Lowest contract charge 0.50% Class B (a)     $  82.98                --                 --           --          6.51%
         Highest contract charge 1.45% Class B        $  81.56                --                 --           --          5.49%
         All contract charges                               --               298           $ 24,676         0.35%           --
  2003   Lowest contract charge 0.50% Class B (a)     $  77.91                --                 --           --         37.51%
         Highest contract charge 1.45% Class B        $  77.31                --                 --           --         36.21%
         All contract charges                               --               168           $ 12,964           --            --
  2002   Lowest contract charge 0.50% Class B (a)     $  56.66                --                 --           --        (22.68)%
         Highest contract charge 1.45% Class B        $  56.76                --                 --           --        (25.12)%
         All contract charges                               --                79           $  4,434           --            --
EQ/FI Mid Cap
-------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)     $ 138.97                --                 --           --         10.97%
         Highest contract charge 1.45% Class B        $ 127.77                --                 --           --          9.91%
         All contract charges                               --             2,461           $318,026         3.32%           --
  2005   Lowest contract charge 0.50% Class B (a)     $ 125.23                --                 --           --          5.83%
         Highest contract charge 1.45% Class B        $ 116.25                --                 --           --          4.83%
         All contract charges                               --             2,266           $265,901         7.70%           --
  2004   Lowest contract charge 0.50% Class B (a)     $ 118.33                --                 --           --         15.45%
         Highest contract charge 1.45% Class B        $ 110.90                --                 --           --         14.35%
         All contract charges                               --             1,999           $223,196         2.47%           --
  2003   Lowest contract charge 0.50% Class B (a)     $ 102.49                --                 --           --         42.89%
         Highest contract charge 1.45% Class B        $  96.98                --                 --           --         41.52%
         All contract charges                               --             1,577           $153,931           --            --
  2002   Lowest contract charge 0.50% Class B (a)     $  71.73                --                 --           --        (15.36)%
         Highest contract charge 1.45% Class B        $  68.53                --                 --           --        (19.65)%
         All contract charges                               --             1,061           $ 73,034         0.02%           --
EQ/FI Mid Cap Value
-------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)     $ 183.59                --                 --           --         11.92%
         Highest contract charge 1.45% Class B        $ 137.53                --                 --           --         10.86%
         All contract charges                               --             2,889           $493,560         0.31%           --
  2005   Lowest contract charge 0.50% Class B (a)     $ 164.04                --                 --           --         10.77%
         Highest contract charge 1.45% Class B        $ 124.06                --                 --           --          9.71%
         All contract charges                               --             2,900           $446,196         4.74%           --
  2004   Lowest contract charge 0.50% Class B (a)     $ 148.09                --                 --           --         17.26%
         Highest contract charge 1.45% Class B        $ 113.08                --                 --           --         16.14%
         All contract charges                               --             2,707           $379,449         2.57%           --
  2003   Lowest contract charge 0.50% Class B (a)     $ 126.30                --                 --           --         32.60%
         Highest contract charge 1.45% Class B        $  97.37                --                 --           --         31.33%
         All contract charges                               --             2,510           $303,154         0.40%           --
  2002   Lowest contract charge 0.50% Class B (a)     $  95.25                --                 --           --        (13.55)%
         Highest contract charge 1.45% Class B        $  74.14                --                 --           --        (15.94)%
         All contract charges                               --             2,329           $214,099         0.57%           --
EQ/Franklin Income
------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (o)     $ 104.56                --                 --           --          4.56%
         Highest contract charge 1.45% Class B (o)    $ 104.26                --                 --           --          4.26%
         All contract charges                               --               122           $ 12,767         2.55%           --
EQ/Franklin Small Cap Value
---------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (o)     $ 108.50                --                 --           --          8.50%
         Highest contract charge 1.45% Class B (o)    $ 108.18                --                 --           --          8.18%
         All contract charges                               --                11           $  1,216         0.58%           --

                                     FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


7.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
EQ/GAMCO Mergers and Acquisitions
---------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B          $ 117.94               --                 --          --          11.65%
         Highest contract charge 1.45% Class B         $ 116.08               --                 --          --          10.58%
         All contract charges                                --               65           $  7,591        6.42%            --
  2005   Lowest contract charge 0.50% Class B          $ 105.64               --                 --          --           5.64%
         Highest contract charge 1.45% Class B         $ 104.97               --                 --          --           4.97%
         All contract charges                                --               23           $  2,512        4.96%            --
EQ/GAMCO Small Company Value
----------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (l)      $ 139.23               --                 --          --          18.24%
         Highest contract charge 1.45% Class B (l)     $ 136.30               --                 --          --          17.12%
         All contract charges                                --              484           $ 66,227        1.54%            --
  2005   Lowest contract charge 0.50% Class B (l)      $ 117.75               --                 --          --           3.80%
         Highest contract charge 1.45% Class B (l)     $ 116.38               --                 --          --           2.81%
         All contract charges                                --              341           $ 39,738        0.98%            --
  2004   Lowest contract charge 0.50% Class B (l)      $ 113.44               --                 --          --          13.51%
         Highest contract charge 1.45% Class B (l)     $ 113.20               --                 --          --          13.31%
         All contract charges                                --               47           $  5,219        0.43%            --
EQ/International Growth
-----------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (m)      $ 144.57               --                 --          --          25.01%
         Highest contract charge 1.45% Class B (m)     $ 142.29               --                 --          --          23.82%
         All contract charges                                --               88           $ 12,581        1.19%            --
  2005   Lowest contract charge 0.50% Class B (m)      $ 115.64               --                 --          --          15.64%
         Highest contract charge 1.45% Class B (m)     $ 114.91               --                 --          --          14.91%
         All contract charges                                --               19           $  2,170        1.92%            --
EQ/Janus Large Cap Growth
-------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)      $  71.61               --                 --          --           0.68%
         Highest contract charge 1.45% Class B         $  63.24               --                 --          --          (0.28)%
         All contract charges                                --            1,131           $ 72,315          --             --
  2005   Lowest contract charge 0.50% Class B (a)      $  71.12               --                 --          --           6.76%
         Highest contract charge 1.45% Class B         $  63.41               --                 --          --           5.74%
         All contract charges                                --            1,144           $ 73,252          --             --
  2004   Lowest contract charge 0.50% Class B (a)      $  66.62               --                 --          --          11.59%
         Highest contract charge 1.45% Class B         $  59.97               --                 --          --          10.52%
         All contract charges                                --            1,078           $ 65,101        0.26%            --
  2003   Lowest contract charge 0.50% Class B (a)      $  59.71               --                 --          --          25.22%
         Highest contract charge 1.45% Class B         $  54.27               --                 --          --          24.03%
         All contract charges                                --            1,000           $ 54,626          --             --
  2002   Lowest contract charge 0.50% Class B (a)      $  47.68               --                 --          --         (30.06)%
         Highest contract charge 1.45% Class B         $  43.75               --                 --          --         (31.32)%
         All contract charges                                --              864           $ 37,973          --             --
EQ/JPMorgan Core Bond
---------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 121.18               --                 --          --           3.54%
         Highest contract charge 1.45% Class B (a)     $ 115.42               --                 --          --           2.56%
         All contract charges                                --            1,009           $117,710        4.54%            --
  2005   Lowest contract charge 0.50% Class B (a)      $ 117.03               --                 --          --           1.70%
         Highest contract charge 1.45% Class B (a)     $ 112.55               --                 --          --           0.74%
         All contract charges                                --              891           $101,135        3.93%            --
  2004   Lowest contract charge 0.50% Class B (a)      $ 115.07               --                 --          --           3.58%
         Highest contract charge 1.45% Class B (a)     $ 111.72               --                 --          --           2.59%
         All contract charges                                --              627           $ 70,510        4.57%            --

                                     FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


7.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
EQ/JPMorgan Core Bond (Continued)
---------------------------------
  2003   Lowest contract charge 0.50% Class B (a)      $ 111.09               --                 --          --           2.85%
         Highest contract charge 1.45% Class B (a)     $ 108.90               --                 --          --           1.87%
         All contract charges                                --              468            $51,312        3.72%            --
  2002   Lowest contract charge 0.50% Class B (a)      $ 108.01               --                 --          --           7.52%
         Highest contract charge 1.45% Class B (a)     $ 106.90               --                 --          --           6.52%
         All contract charges                                --              291            $31,127       10.10%            --
EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 134.61               --                 --          --          19.78%
         Highest contract charge 1.45% Class B         $ 124.95               --                 --          --          18.64%
         All contract charges                                --              445            $68,748        4.40%            --
  2005   Lowest contract charge 0.50% Class B (a)      $ 112.39               --                 --          --           3.40%
         Highest contract charge 1.45% Class B         $ 105.33               --                 --          --           2.42%
         All contract charges                                --              466            $60,726        1.51%            --
  2004   Lowest contract charge 0.50% Class B (a)      $ 108.69               --                 --          --          10.33%
         Highest contract charge 1.45% Class B         $ 102.84               --                 --          --           9.27%
         All contract charges                                --              497            $63,509        1.28%            --
  2003   Lowest contract charge 0.50% Class B (a)      $  98.51               --                 --          --          26.18%
         Highest contract charge 1.45% Class B         $  94.11               --                 --          --          24.98%
         All contract charges                                --              530            $61,883        1.35%            --
  2002   Lowest contract charge 0.50% Class B (a)      $  78.07               --                 --          --         (18.47)%
         Highest contract charge 1.45% Class B         $  75.30               --                 --          --         (20.23)%
         All contract charges                                --              563            $52,829        1.30%            --
EQ/Legg Mason Value Equity
--------------------------
         Unit Value 0.50% to 1.45%
  2006   Lowest contract charge 0.50% Class B (n)      $ 113.34               --                 --          --           6.30%
         Highest contract charge 1.45% Class B (n)     $ 112.00               --                 --          --           5.29%
         All contract charges                                --              168            $18,866        0.05%            --
  2005   Lowest contract charge 0.50% Class B (n)      $ 106.62               --                 --          --           6.62%
         Highest contract charge 1.45% Class B (n)     $ 106.38               --                 --          --           6.38%
         All contract charges                                --               20            $ 2,150        0.14%            --
EQ/Long Term Bond
-----------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (n)      $ 101.88               --                 --          --           1.31%
         Highest contract charge 1.45% Class B (n)     $ 100.27               --                 --          --           0.35%
         All contract charges                                --              176            $17,749        4.74%            --
  2005   Lowest contract charge 0.50% Class B (n)      $ 100.56               --                 --          --           0.56%
         Highest contract charge 1.45% Class B (n)     $  99.92               --                 --          --          (0.08)%
         All contract charges                                --              105            $10,485        5.11%            --
EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (n)      $ 124.31               --                 --          --          16.63%
         Highest contract charge 1.45% Class B (n)     $ 122.34               --                 --          --          15.51%
         All contract charges                                --               95            $11,695        1.50%            --
  2005   Lowest contract charge 0.50% Class B (n)      $ 106.59               --                 --          --           6.59%
         Highest contract charge 1.45% Class B (n)     $ 105.91               --                 --          --           5.91%
         All contract charges                                --               16            $ 1,731        1.68%            --
EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (n)      $ 119.10               --                 --          --          12.13%
         Highest contract charge 1.45% Class B (n)     $ 117.21               --                 --          --          11.06%
         All contract charges                                --               35            $ 4,131        1.24%            --


                                     FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


7.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
EQ/Lord Abbett Large Cap Core (Continued)
-----------------------------------------
  2005   Lowest contract charge 0.50% Class B (n)      $ 106.21               --                 --          --            6.21%
         Highest contract charge 1.45% Class B (n)     $ 105.54               --                 --          --            8.09%
         All contract charges                                --               18           $  1,877        0.93%             --
EQ/Lord Abbett Mid Cap Value
----------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (n)      $ 125.42               --                 --          --           11.87%
         Highest contract charge 1.45% Class B (n)     $ 123.44               --                 --          --           10.80%
         All contract charges                                --              140           $ 17,357        1.16%             --
  2005   Lowest contract charge 0.50% Class B (n)      $ 112.11               --                 --          --           12.11%
         Highest contract charge 1.45% Class B (n)     $ 111.40               --                 --          --           11.40%
         All contract charges                                --               94           $ 10,450        1.72%             --
EQ/Marsico Focus
----------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 160.53               --                 --          --            8.78%
         Highest contract charge 1.45% Class B         $ 152.66               --                 --          --            7.74%
         All contract charges                                --            2,089           $321,846        0.74%             --
  2005   Lowest contract charge 0.50% Class B (a)      $ 147.58               --                 --          --           10.15%
         Highest contract charge 1.45% Class B         $ 141.69               --                 --          --            9.10%
         All contract charges                                --            1,655           $236,310          --              --
  2004   Lowest contract charge 0.50% Class B (a)      $ 133.98               --                 --          --            9.96%
         Highest contract charge 1.45% Class B         $ 129.87               --                 --          --            8.91%
         All contract charges                                --            1,280           $167,297          --              --
  2003   Lowest contract charge 0.50% Class B (a)      $ 121.84               --                 --          --           30.48%
         Highest contract charge 1.45% Class B         $ 119.25               --                 --          --           29.24%
         All contract charges                                --            1,027           $122,876          --              --
  2002   Lowest contract charge 0.50% Class B (a)      $  93.38               --                 --          --          (12.03)%
         Highest contract charge 1.45% Class B         $  92.27               --                 --          --          (12.84)%
         All contract charges                                --              423           $ 39,072        0.05%             --
EQ/Mercury Basic Value Equity
-----------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 157.18               --                 --          --           20.31%
         Highest contract charge 1.45% Class B         $ 183.78               --                 --          --           19.16%
         All contract charges                                --            1,738           $391,171        2.86%             --
  2005   Lowest contract charge 0.50% Class B (a)      $ 130.65               --                 --          --            2.44%
         Highest contract charge 1.45% Class B         $ 154.23               --                 --          --            1.46%
         All contract charges                                --            1,826           $344,112        1.37%             --
  2004   Lowest contract charge 0.50% Class B (a)      $ 127.54               --                 --          --           10.02%
         Highest contract charge 1.45% Class B         $ 152.01               --                 --          --            8.97%
         All contract charges                                --            1,866           $346,892        2.14%             --
  2003   Lowest contract charge 0.50% Class B (a)      $ 115.93               --                 --          --           30.53%
         Highest contract charge 1.45% Class B         $ 139.50               --                 --          --           29.30%
         All contract charges                                --            1,731           $297,750        0.55%             --
  2002   Lowest contract charge 0.50% Class B (a)      $  88.81               --                 --          --          (15.42)%
         Highest contract charge 1.45% Class B         $ 107.89               --                 --          --          (17.87)%
         All contract charges                                --            1,648           $219,767        1.14%             --
EQ/Mercury International Value (c)
----------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 132.94               --                 --          --           25.06%
         Highest contract charge 1.45% Class B (a)     $ 168.61               --                 --          --           23.87%
         All contract charges                                --            1,956           $305,076        3.67%             --
  2005   Lowest contract charge 0.50% Class B (a)      $ 106.30               --                 --          --           10.28%
         Highest contract charge 1.45% Class B (a)     $ 136.12               --                 --          --            9.23%
         All contract charges                                --            1,646           $206,833        1.84%             --

                                     FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


7.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
EQ/Mercury International Value (c) (Continued)
----------------------------------------------
  2004   Lowest contract charge 0.50% Class B (a)     $  96.39                --                 --           --         21.04%
         Highest contract charge 1.45% Class B (a)    $ 124.61                --                 --           --         19.88%
         All contract charges                               --             1,299           $149,224         1.64%           --
  2003   Lowest contract charge 0.50% Class B (a)     $  79.64                --                 --           --         27.40%
         Highest contract charge 1.45% Class B (a)    $ 103.95                --                 --           --         26.18%
         All contract charges                               --             1,180           $112,754         2.36%           --
  2002   Lowest contract charge 0.50% Class B (a)     $  62.51                --                 --           --        (15.83)%
         Highest contract charge 1.45% Class B (a)    $  82.38                --                 --           --        (17.85)%
         All contract charges                               --             1,142           $ 86,429         0.99%           --
EQ/MFS Emerging Growth Companies
--------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)     $  60.37                --                 --           --          7.24%
         Highest contract charge 1.45% Class B        $  96.13                --                 --           --          6.22%
         All contract charges                               --             2,215           $314,252           --            --
  2005   Lowest contract charge 0.50% Class B (a)     $  56.29                --                 --           --          8.48%
         Highest contract charge 1.45% Class B        $  90.50                --                 --           --          7.45%
         All contract charges                               --             2,567           $342,058           --            --
  2004   Lowest contract charge 0.50% Class B (a)     $  51.89                --                 --           --         12.06%
         Highest contract charge 1.45% Class B        $  84.23                --                 --           --         10.99%
         All contract charges                               --             2,943           $364,786           --            --
  2003   Lowest contract charge 0.50% Class B (a)     $  46.31                --                 --           --         28.66%
         Highest contract charge 1.45% Class B        $  75.89                --                 --           --         27.44%
         All contract charges                               --             3,251           $364,052           --            --
  2002   Lowest contract charge 0.50% Class B (a)     $  35.99                --                 --           --        (33.56)%
         Highest contract charge 1.45% Class B        $  59.55                --                 --           --        (35.28)%
         All contract charges                               --             3,497           $306,986           --            --
EQ/MFS Investors Trust
----------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)     $ 103.30                --                 --           --         12.38%
         Highest contract charge 1.45% Class B        $ 102.29                --                 --           --         11.31%
         All contract charges                               --               158           $ 16,368         0.83%           --
  2005   Lowest contract charge 0.50% Class B (a)     $  91.93                --                 --           --          6.65%
         Highest contract charge 1.45% Class B        $  91.89                --                 --           --          5.64%
         All contract charges                               --               181           $ 16,799         0.49%           --
  2004   Lowest contract charge 0.50% Class B (a)     $  86.19                --                 --           --         10.84%
         Highest contract charge 1.45% Class B        $  86.99                --                 --           --          9.78%
         All contract charges                               --               196           $ 17,208         0.55%           --
  2003   Lowest contract charge 0.50% Class B (a)     $  77.76                --                 --           --         21.44%
         Highest contract charge 1.45% Class B        $  79.23                --                 --           --         20.27%
         All contract charges                               --               217           $ 17,350         0.70%           --
  2002   Lowest contract charge 0.50% Class B (a)     $  64.03                --                 --           --        (20.43)%
         Highest contract charge 1.45% Class B        $  65.88                --                 --           --        (22.16)%
         All contract charges                               --               166           $ 10,978         0.60%           --
EQ/Money Market
---------------
         Unit Value 0.50% to 1.49%*
  2006   Lowest contract charge 0.50% Class A (q)     $ 100.76                --                 --           --          0.76%
         Highest contract charge 1.49% Class A        $  35.33                --                 --           --          3.35%
         All contract charges                               --             2,357           $111,741         4.59%           --
  2005   Lowest contract charge 0.74% Class A         $  43.38                --                 --           --          2.25%
         Highest contract charge 1.49% Class A        $  34.19                --                 --           --          1.48%
         All contract charges                               --             1,710           $ 61,840         2.80%           --
  2004   Lowest contract charge 0.74% Class A         $  42.43                --                 --           --          0.41%
         Highest contract charge 1.49% Class A        $  33.69                --                 --           --         (0.36)%
         All contract charges                               --             1,808           $ 79,290         0.97%           --

                                     FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


7.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
EQ/Money Market (Continued)
---------------------------
  2003   Lowest contract charge 0.74% Class A         $  42.25                --                 --          --          0.20%
         Highest contract charge 1.49% Class A        $  33.81                --                 --          --         (0.56)%
         All contract charges                               --             2,080           $105,282        0.71%           --
  2002   Lowest contract charge 0.74% Class A         $  42.17                --                 --          --          0.87%
         Highest contract charge 1.49% Class A        $  34.00                --                 --          --          0.11%
         All contract charges                               --             2,943           $151,511        1.34%           --
EQ/Money Market
---------------
         Unit Value 0.50% to 1.30%*
  2006   Lowest contract charge 0.50% Class B (a)     $ 112.08                --                 --          --          3.96%
         Highest contract charge 1.30% Class B (q)    $ 100.60                --                 --          --          0.60%
         All contract charges                               --               293           $ 33,856        4.59%           --
  2005   Lowest contract charge 0.50% Class B (a)     $ 107.81                --                 --          --          2.11%
         Highest contract charge 1.20% Class B        $ 113.12                --                 --          --          1.40%
         All contract charges                               --               229           $ 47,898        2.80%           --
  2004   Lowest contract charge 0.50% Class B (a)     $ 105.58                --                 --          --          0.27%
         Highest contract charge 1.20% Class B        $ 111.56                --                 --          --         (0.43)%
         All contract charges                               --               253           $ 36,399        0.97%           --
  2003   Lowest contract charge 0.50% Class B (a)     $ 105.29                --                 --          --          0.07%
         Highest contract charge 1.20% Class B        $ 112.05                --                 --          --         (0.64)%
         All contract charges                               --               316           $ 34,814        0.71%           --
  2002   Lowest contract charge 0.50% Class B (a)     $ 105.22                --                 --          --          0.70%
         Highest contract charge 1.20% Class B        $ 112.77                --                 --          --          0.02%
         All contract charges                               --               387           $ 42,749        1.34%           --
EQ/Montag & Caldwell Growth
---------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (l)     $ 118.12                --                 --          --          7.41%
         Highest contract charge 1.45% Class B (l)    $ 115.63                --                 --          --          6.39%
         All contract charges                               --                32           $  3,686        0.21%           --
  2005   Lowest contract charge 0.50% Class B (l)     $ 109.97                --                 --          --          4.88%
         Highest contract charge 1.45% Class B (l)    $ 108.69                --                 --          --          3.88%
         All contract charges                               --                26           $  2,846        0.44%           --
  2004   Lowest contract charge 0.50% Class B (l)     $ 104.85                --                 --          --          7.93%
         Highest contract charge 1.45% Class B (l)    $ 104.63                --                 --          --          7.74%
         All contract charges                               --                 2           $    224        0.27%           --
EQ/Mutual Shares
----------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (o)     $ 107.38                --                 --          --          7.38%
         Highest contract charge 1.45% Class B (o)    $ 107.07                --                 --          --          7.07%
         All contract charges                               --                44           $  4,705        0.43%           --
EQ/Oppenheimer Global
---------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (o)     $ 111.23                --                 --          --         11.23%
         Highest contract charge 1.45% Class B (o)    $ 110.91                --                 --          --         10.91%
         All contract charges                               --                21           $  2,340        0.05%           --
EQ/Oppenheimer Main Street Small Cap
------------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (o)     $ 111.28                --                 --          --         11.28%
         Highest contract charge 1.45% Class B (o)    $ 110.95                --                 --          --         10.95%
         All contract charges                               --                13           $  1,493        1.28%           --
EQ/PIMCO Real Return
--------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (m)     $  99.80                --                 --          --         (0.11)%
         Highest contract charge 1.45% Class B (m)    $  98.22                --                 --          --         (1.06)%
         All contract charges                               --               303           $ 29,905        4.95%           --

                                     FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


7.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
EQ/PIMCO Real Return (Continued)
--------------------------------
  2005
         Lowest contract charge 0.50% Class B (m)     $  99.91                --                 --            --           (0.09)%
         Highest contract charge 1.45% Class B (m)    $  99.28                --                 --            --           (0.72)%
         All contract charges                               --               149           $ 14,808          5.53%             --
EQ/Short Duration Bond
----------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (m)     $ 103.81                --                 --            --            3.44%
         Highest contract charge 1.45% Class B (m)    $ 102.17                --                 --            --            2.46%
         All contract charges                               --                72           $  7,341          4.64%             --
  2005   Lowest contract charge 0.50% Class B (m)     $ 100.36                                                               0.36%
         Highest contract charge 1.45% Class B (m)    $  99.72                                                              (0.28)%
         All contract charges                               --                22           $  2,204          2.87%             --
EQ/Small Cap Value
------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)     $ 208.48                --                 --            --           15.53%
         Highest contract charge 1.45% Class B (a)    $ 161.93                --                 --            --           14.43%
         All contract charges                               --             1,040           $213,071          5.68%             --
  2005   Lowest contract charge 0.50% Class B (a)     $ 180.45                --                 --            --            4.16%
         Highest contract charge 1.45% Class B (a)    $ 141.51                --                 --            --            3.17%
         All contract charges                               --               973           $173,753          4.61%             --
  2004   Lowest contract charge 0.50% Class B (a)     $ 173.24                --                 --            --           16.52%
         Highest contract charge 1.45% Class B (a)    $ 137.16                --                 --            --           15.41%
         All contract charges                               --               834           $144,080          6.46%             --
  2003   Lowest contract charge 0.50% Class B (a)     $ 148.68                --                 --            --           36.69%
         Highest contract charge 1.45% Class B (a)    $ 118.84                --                 --            --           35.39%
         All contract charges                               --               563           $ 84,203          1.12%             --
  2002   Lowest contract charge 0.50% Class B (a)     $ 108.77                --                 --            --          (13.98)%
         Highest contract charge 1.45% Class B (a)    $  87.78                --                 --            --          (15.10)%
         All contract charges                               --               304           $ 33,624          0.92%             --
EQ/Small Company Growth
-----------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (l)     $ 134.64                --                 --            --            9.66%
         Highest contract charge 1.45% Class B (l)    $ 131.81                --                 --            --            8.61%
         All contract charges                               --               297           $ 39,279          1.47%             --
  2005   Lowest contract charge 0.50% Class B (l)     $ 122.78                --                 --            --            6.95%
         Highest contract charge 1.45% Class B (l)    $ 121.35                --                 --            --            5.93%
         All contract charges                               --               121           $ 14,674          3.15%             --
  2004   Lowest contract charge 0.50% Class B (l)     $ 114.80                --                 --            --           14.09%
         Highest contract charge 1.45% Class B (l)    $ 114.56                --                 --            --           13.88%
         All contract charges                               --                 4           $    471            --              --
EQ/Small Company Index
----------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)     $ 169.88                --                 --            --           17.12%
         Highest contract charge 1.45% Class B (a)    $ 161.81                --                 --            --           16.01%
         All contract charges                               --               903           $147,411          1.37%             --
  2005   Lowest contract charge 0.50% Class B (a)     $ 145.04                --                 --            --            3.73%
         Highest contract charge 1.45% Class B (a)    $ 139.49                --                 --            --            2.75%
         All contract charges                               --               723           $101,473          1.21%             --
  2004   Lowest contract charge 0.50% Class B (a)     $ 139.82                --                 --            --           17.08%
         Highest contract charge 1.45% Class B (a)    $ 135.75                --                 --            --           15.97%
         All contract charges                               --               597           $ 81,729          2.73%             --
  2003   Lowest contract charge 0.50% Class B (a)     $ 119.41                --                 --            --           45.13%
         Highest contract charge 1.45% Class B (a)    $ 117.06                --                 --            --           43.76%
         All contract charges                               --               344           $ 40,364          0.42%             --

                                     FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


7.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
EQ/Small Company Index (Continued)
----------------------------------
  2002   Lowest contract charge 0.50% Class B (a)     $  82.28                --                 --          --         (20.43)%
         Highest contract charge 1.45% Class B (a)    $  81.43                --                 --          --         (21.16)%
         All contract charges                               --                99           $  8,126        1.01%            --
EQ/TCW Equity
-------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (l)     $ 110.11                --                 --          --          (4.49)%
         Highest contract charge 1.45% Class B (l)    $ 107.80                --                 --          --          (5.40)%
         All contract charges                               --                80           $  8,636          --             --
  2005   Lowest contract charge 0.50% Class B (l)     $ 115.29                --                 --          --           3.47%
         Highest contract charge 1.45% Class B (l)    $ 113.95                --                 --          --           2.48%
         All contract charges                               --                70           $  7,961          --             --
  2004   Lowest contract charge 0.50% Class B (l)     $ 111.43                --                 --          --          12.32%
         Highest contract charge 1.45% Class B (l)    $ 111.19                --                 --          --          12.12%
         All contract charges                               --                 9           $    969          --             --
EQ/Templeton Growth
-------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (o)     $ 107.86                --                 --          --           7.86%
         Highest contract charge 1.45% Class B (o)    $ 107.54                --                 --          --           7.54%
         All contract charges                               --                45           $  4,856        0.45%            --
EQ/UBS Growth and Income
------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (l)     $ 134.82                --                 --          --          13.58%
         Highest contract charge 1.45% Class B (l)    $ 131.98                --                 --          --          12.50%
         All contract charges                               --               148           $ 19,665        0.98%            --
  2005   Lowest contract charge 0.50% Class B (l)     $ 118.70                --                 --          --           8.46%
         Highest contract charge 1.45% Class B (l)    $ 117.32                --                 --          --           7.43%
         All contract charges                               --                67           $  7,918        1.35%            --
  2004   Lowest contract charge 0.50% Class B (l)     $ 109.44                --                 --          --          11.67%
         Highest contract charge 1.45% Class B (l)    $ 109.21                --                 --          --          11.48%
         All contract charges                               --                 1           $    220        2.62%            -
EQ/Van Kampen Comstock
----------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (m)     $ 120.95                --                 --          --          15.33%
         Highest contract charge 1.45% Class B (m)    $ 119.04                --                 --          --          14.23%
         All contract charges                               --               152           $ 18,187        3.08%            --
  2005   Lowest contract charge 0.50% Class B (m)     $ 104.88                --                 --          --           4.88%
         Highest contract charge 1.45% Class B (m)    $ 104.21                --                 --          --           4.21%
         All contract charges                               --                64           $  6,674        2.03%            --
EQ/Van Kampen Emerging Markets Equity
-------------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)     $ 242.92                --                 --          --          36.37%
         Highest contract charge 1.45% Class B        $ 266.22                --                 --          --          35.07%
         All contract charges                               --             2,029           $410,513        0.43%            --
  2005   Lowest contract charge 0.50% Class B (a)     $ 178.13                --                 --          --          32.12%
         Highest contract charge 1.45% Class B        $ 197.09                --                 --          --          30.86%
         All contract charges                               --             1,693           $250,448        0.59%            --
  2004   Lowest contract charge 0.50% Class B (a)     $ 134.82                --                 --          --          23.06%
         Highest contract charge 1.45% Class B        $ 150.61                --                 --          --          21.88%
         All contract charges                               --             1,293           $146,341        0.68%            --
  2003   Lowest contract charge 0.50% Class B (a)     $ 109.56                --                 --          --          55.14%
         Highest contract charge 1.45% Class B        $ 123.57                --                 --          --          53.67%
         All contract charges                               --             1,107           $101,661        0.84%            --

                                     FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


7.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
EQ/Van Kampen Emerging Markets Equity (Continued)
-------------------------------------------------
  2002   Lowest contract charge 0.50% Class B (a)     $  70.62               --                 --            --         (8.45)%
         Highest contract charge 1.45% Class B        $  80.41               --                 --            --         (7.27)%
         All contract charges                               --            1,023           $ 60,620            --            --
EQ/Van Kampen Mid Cap Growth
----------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (m)     $ 135.28               --                 --            --          8.71%
         Highest contract charge 1.45% Class B (m)    $ 133.14               --                 --            --          7.68%
         All contract charges                               --              116           $ 15,516          0.47%           --
  2005   Lowest contract charge 0.50% Class B (m)     $ 124.44               --                 --            --         24.44%
         Highest contract charge 1.45% Class B (m)    $ 123.65               --                 --            --         23.65%
         All contract charges                               --               39           $  4,864            --            --
EQ/Wells Fargo Montgomery Small Cap
-----------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (m)     $ 144.89               --                 --            --         21.03%
         Highest contract charge 1.45% Class B (m)    $ 142.60               --                 --            --         19.88%
         All contract charges                               --              102           $ 14,627          4.35%           --
  2005   Lowest contract charge 0.50% Class B (m)     $ 119.72               --                 --            --         19.72%
         Highest contract charge 1.45% Class B (m)    $ 118.96               --                 --            --         18.96%
         All contract charges                               --                5           $    547         11.61%           --
Target 2015 Allocation
----------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (o)     $ 108.60               --                 --            --          8.60%
         Highest contract charge 1.45% Class B (o)    $ 108.28               --                 --            --          8.28%
         All contract charges                               --               11           $  1,222         10.42%           --
Target 2025 Allocation
----------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (o)     $ 109.56               --                 --            --          9.56%
         Highest contract charge 1.45% Class B (o)    $ 109.23               --                 --            --          9.23%
         All contract charges                               --                9           $  1,035          8.37%           --
Target 2035 Allocation
----------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (o)     $ 110.45               --                 --            --         10.45%
         Highest contract charge 1.45% Class B (o)    $ 110.12               --                 --            --         10.12%
         All contract charges                               --                5           $    531          6.64%           --
Target 2045 Allocation
----------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (o)     $ 111.24               --                 --            --         11.24%
         Highest contract charge 1.45% Class B (o)    $ 110.91               --                 --            --         10.91%
         All contract charges                               --                3           $    380          7.39%           --
U.S. Real Estate -- Class II
----------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (i)     $ 230.61               --                 --            --         36.98%
         Highest contract charge 1.45% Class B (i)    $ 223.55               --                 --            --         35.68%
         All contract charges                               --              784           $176,232          1.25%           --
  2005   Lowest contract charge 0.50% Class B (i)     $ 168.35               --                 --            --         16.46%
         Highest contract charge 1.45% Class B (i)    $ 164.77               --                 --            --         15.06%
         All contract charges                               --              567           $ 93,699          1.40%           --
  2004   Lowest contract charge 0.50% Class B (i)     $ 144.56               --                 --            --         35.12%
         Highest contract charge 1.45% Class B (i)    $ 143.20               --                 --            --         34.10%
         All contract charges                               --              356           $ 51,219          0.83%
  2003   Lowest contract charge 0.50% Class B (i)     $ 107.04               --                 --            --          7.04%
         Highest contract charge 1.45% Class B (i)    $ 106.78               --                 --            --          6.78%
         All contract charges                               --               23           $  2,405            --            --

                                     FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Concluded)

December 31, 2006


7.   Accumulation Unit Values (Concluded)

----------
(a) Units were made available for sale on January 14, 2002.
(b) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity occurred on July 12, 2002.
(c) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance
     Small Cap Growth occurred on July 12, 2002.
(d) A substitution of EQ/T. Rowe Price International Portfolio for EQ/Mercury International Value Portfolio occurred on April 26, 2002.
(e) A substitution of EQ/MFS Research Portfolio for the EQ/Capital Guardian Research Portfolio occurred on November 22, 2002.
(f) A substitution of EQ/Alliance Global Portfolio for the EQ/Alliance International Portfolio occurred on November 22, 2002.
(g) A substitution of EQ/Alliance Growth Investors Portfolio for the AXA Moderate Allocation Portfolio occurred on November 22, 2002.
(h) A substitution of EQ/International Equity Index for EQ/Alliance International occurred on May 2, 2003.
(i) Units were made available on October 20, 2003.
(j) Units were made available on June 20, 2003.
(k) A substitution of EQ/Technology for AXA Premier VIP Technology occurred on May 14, 2004 (See Note 5).
(l) Units were made available for sale on October 25, 2004.
(m) Units were made available on May 9, 2005. (n) Units were made available on October 17, 2005.
(o) Units were made available for sale on September 18, 2006.
(p) A substitution of Laudus Rosenberg VIT Long/Short Equity for
     EQ/AXA Rosenberg Long /Short Equity occurred on
     November 17, 2006 (See Note 5).
(q) Units were made available on November 6, 2006.
* Expenses as percentage of average net assets (0.50%, 0.70%, 0.74%, 0.90%, 0.95%, 1.20%, 1.30%, 1.34%, 1.35%, 1.40% and 1.45% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.
** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests. The investment income ratios previously disclosed for 2005, 2004 and 2003 incorrectly included capital gains distributions as a component of net investment income. The ratios disclosed above have been revised to exclude such distributions.
*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                     FSA-95

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, based on our audits and the reports of other auditors, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the financial statements of AllianceBernstein L.P. and AllianceBernstein Holding L.P., subsidiaries of AXA Equitable, as of and for the year ended December 31, 2005, whose statements reflect total assets of seven percent of the related consolidated total as of December 31, 2005, and total revenues of thirty-six percent of the related consolidated total for the year ended December 31, 2005. Those statements were audited by other auditors whose reports thereon have been furnished to us, and our opinion expressed herein, insofar as it relates to the amounts included for AllianceBernstein L.P. and AllianceBernstein Holding L.P., is based solely on the reports of the other auditors. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, the Company changed its method of accounting for share-based compensation on January 1, 2006, for defined benefit pension and other postretirement plans on December 31, 2006 and for certain nontraditional long-duration contracts and Separate Accounts on January 1, 2004.

/s/ PricewaterhouseCoopers LLP
New York, New York
March 15, 2007

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The General Partner and Unitholders
AllianceBernstein L.P.

We have audited the accompanying consolidated statement of financial condition of AllianceBernstein L.P. and subsidiaries ("AllianceBernstein"), formerly Alliance Capital Management L.P., as of December 31, 2005, and the related consolidated statements of income, changes in partners' capital and comprehensive income and cash flows for each of the years in the two-year period ended December 31, 2005. These consolidated financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of AllianceBernstein as of December 31, 2005, and the results of their operations and their cash flows for each of the years in the two-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
New York, New York
February 24, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The General Partner and Unitholders
AllianceBernstein Holding L.P.

We have audited the accompanying statement of financial condition of AllianceBernstein Holding L.P. ("AllianceBernstein Holding"), formerly Alliance Capital Management Holding L.P., as of December 31, 2005, and the related statements of income, changes in partners' capital and comprehensive income and cash flows for each of the years in the two-year period ended December 31, 2005. These financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AllianceBernstein Holding as of December 31, 2005, and the results of its operations and its cash flows for each of the years in the two-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
New York, New York
February 24, 2006

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2006 AND 2005

                                                                                    2006                 2005
                                                                              ---------------       --------------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value..............  $    29,031.1         $   30,034.8
  Mortgage loans on real estate.............................................        3,240.7              3,233.9
  Equity real estate, held for the production of income.....................          569.6                616.2
  Policy loans..............................................................        3,898.1              3,824.2
  Other equity investments..................................................        1,562.1              1,208.5
  Trading securities........................................................          465.1                314.3
  Other invested assets.....................................................          891.6                890.2
                                                                              ---------------       --------------
    Total investments.......................................................       39,658.3             40,122.1
Cash and cash equivalents...................................................        1,268.0              1,112.1
Cash and securities segregated, at estimated fair value.....................        1,864.0              1,720.8
Broker-dealer related receivables...........................................        3,481.0              2,929.1
Deferred policy acquisition costs...........................................        8,316.5              7,557.3
Goodwill and other intangible assets, net...................................        3,738.6              3,758.8
Amounts due from reinsurers.................................................        2,689.3              2,604.4
Loans to affiliates.........................................................          400.0                400.0
Other assets................................................................        3,068.8              3,787.6
Separate Accounts' assets...................................................       84,801.6             69,997.0
                                                                              ---------------       --------------

TOTAL ASSETS................................................................  $   149,286.1         $  133,989.2
                                                                              ===============       ==============
LIABILITIES
Policyholders' account balances.............................................  $    26,439.0         $   27,194.0
Future policy benefits and other policyholders liabilities..................       14,085.4             13,997.8
Broker-dealer related payables..............................................          950.3              1,226.9
Customers related payables..................................................        3,980.7              2,924.3
Amounts due to reinsurers...................................................        1,070.8              1,028.3
Short-term and long-term debt...............................................          783.0                855.4
Loans from affiliates.......................................................          325.0                325.0
Income taxes payable........................................................        2,974.2              2,895.6
Other liabilities...........................................................        1,815.8              1,735.0
Separate Accounts' liabilities..............................................       84,801.6             69,997.0
Minority interest in equity of consolidated subsidiaries....................        2,289.9              2,096.4
Minority interest subject to redemption rights..............................          288.0                271.6
                                                                              ---------------       --------------
    Total liabilities.......................................................      139,803.7            124,547.3
                                                                              ---------------       --------------

Commitments and contingent liabilities (Notes 2, 5, 9, 18 and 19)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
   issued and outstanding...................................................            2.5                  2.5
Capital in excess of par value..............................................        5,139.6              4,976.3
Retained earnings...........................................................        4,507.6              4,030.8
Accumulated other comprehensive (loss) income...............................         (167.3)               432.3
                                                                              ---------------       --------------
    Total shareholder's equity..............................................        9,482.4              9,441.9
                                                                              ---------------       --------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $   149,286.1         $  133,989.2
                                                                              ===============       ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                     2006             2005             2004
                                                                ---------------  ---------------  ---------------
                                                                                 (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income...........................................  $    2,252.7     $     1,889.3    $     1,595.4
Premiums......................................................         817.8             881.7            879.6
Net investment income.........................................       2,397.0           2,491.8          2,500.8
Investment gains, net.........................................          46.9              55.4             65.0
Commissions, fees and other income............................       4,373.0           3,626.2          3,384.1
                                                                ---------------  ---------------  ---------------
      Total revenues..........................................       9,887.4           8,944.4          8,424.9
                                                                ---------------  ---------------  ---------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................       1,960.5           1,859.8          1,867.1
Interest credited to policyholders' account balances..........       1,082.5           1,065.5          1,038.1
Compensation and benefits.....................................       2,090.4           1,802.9          1,604.9
Commissions...................................................       1,394.4           1,128.7          1,017.3
Distribution plan payments....................................         292.9             292.0            374.2
Amortization of deferred sales commissions....................         100.4             132.0            177.4
Interest expense..............................................          70.4              76.3             76.8
Amortization of deferred policy acquisition costs.............         689.3             601.3            472.9
Capitalization of deferred policy acquisition costs...........      (1,363.4)         (1,199.4)        (1,015.9)
Rent expense..................................................         204.1             165.2            185.0
Amortization of other intangible assets.......................          23.6              23.5             22.9
Other operating costs and expenses............................       1,262.6             952.4            928.4
                                                                ---------------  ---------------  ---------------
      Total benefits and other deductions.....................       7,807.7           6,900.2          6,749.1
                                                                ---------------  ---------------  ---------------

Earnings from continuing operations before
  income taxes and minority interest..........................       2,079.7           2,044.2          1,675.8
Income taxes..................................................        (427.3)           (519.2)          (396.9)
Minority interest in net income of consolidated subsidiaries..        (599.9)           (466.9)          (384.0)
                                                                ---------------  ---------------  ---------------

Earnings from continuing operations...........................       1,052.5           1,058.1            894.9
Earnings from discontinued operations, net of income taxes....          26.2              15.7              6.8
(Losses) gains on disposal of discontinued operations,
   net of income taxes........................................          (1.9)              -               31.1
Cumulative effect of accounting changes, net of
   income taxes...............................................           -                 -               (2.9)
                                                                ---------------  ---------------  ---------------
Net Earnings..................................................  $    1,076.8     $     1,073.8    $       929.9
                                                                ===============  ===============  ===============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                         2006             2005             2004
                                                                    ---------------   --------------   --------------
                                                                                       (IN MILLIONS)
SHAREHOLDER'S EQUITY

Common stock, at par value, beginning and end of year.............  $         2.5     $        2.5     $        2.5
                                                                    ---------------   --------------   --------------

Capital in excess of par value, beginning of year.................        4,976.3          4,890.9          4,848.2
Changes in capital in excess of par value.........................          163.3             85.4             42.7
                                                                    ---------------   --------------   --------------
Capital in excess of par value, end of year.......................        5,139.6          4,976.3          4,890.9
                                                                    ---------------   --------------   --------------

Retained earnings, beginning of year..............................        4,030.8          3,457.0          3,027.1
Net earnings......................................................        1,076.8          1,073.8            929.9
Dividends on common stock.........................................         (600.0)          (500.0)          (500.0)
                                                                    ---------------   --------------   --------------
Retained earnings, end of year....................................        4,507.6          4,030.8          3,457.0
                                                                    ---------------   --------------   --------------

Accumulated other comprehensive income, beginning of year.........          432.3            874.1            892.8
Other comprehensive loss .........................................         (150.1)          (441.8)           (18.7)
Adjustment to initially apply SFAS No.158, net of income taxes ...         (449.5)             -                -
                                                                    ---------------   --------------   --------------
Accumulated other comprehensive (loss) income, end of year........         (167.3)           432.3            874.1
                                                                    ---------------   --------------   --------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR...........................  $     9,482.4     $    9,441.9     $    9,224.5
                                                                    ===============   ==============   ==============

COMPREHENSIVE INCOME
Net earnings......................................................  $     1,076.8     $    1,073.8     $      929.9
                                                                    ---------------   --------------   --------------
Change in unrealized losses, net of reclassification
   adjustments....................................................         (150.1)          (441.8)           (31.1)
Cumulative effect of accounting changes...........................            -                -               12.4
                                                                    ---------------   --------------   --------------
Other comprehensive loss..........................................         (150.1)          (441.8)           (18.7)
                                                                    ---------------   --------------   --------------
COMPREHENSIVE INCOME..............................................  $       926.7     $      632.0     $      911.2
                                                                    ===============   ==============   ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                      2006              2005             2004
                                                                 ---------------   ---------------  ---------------
                                                                                   (IN MILLIONS)

Net earnings..................................................   $     1,076.8     $    1,073.8     $       929.9
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances........         1,082.5          1,065.5           1,038.1
  Universal life and investment-type product
    policy fee income.........................................        (2,252.7)        (1,889.3)         (1,595.4)
  Net change in broker-dealer and customer related
    receivables/payables......................................           117.2           (347.4)            379.6
  Investment gains, net.......................................           (46.9)           (55.4)            (65.0)
  Change in deferred policy acquisition costs.................          (674.1)          (598.1)           (543.0)
  Change in future policy benefits............................            52.7             64.4             129.3
  Change in income tax payable................................           425.9            340.5             349.6
  Change in accounts payable and accrued expenses.............            85.5             23.7             (27.4)
  Change in segregated cash and securities, net...............          (143.2)          (231.8)           (203.2)
  Minority interest in net income of consolidated subsidiaries           599.9            466.9             384.1
  Change in fair value of guaranteed minimum income
    benefit reinsurance contracts.............................            14.8            (42.6)            (61.0)
  Amortization of deferred sales commissions..................           100.4            132.0             177.4
  Other depreciation and amortization.........................           144.9            149.6             210.3
  Amortization of other intangible assets, net................            23.6             23.6              22.9
  Losses (gains) on disposal of discontinued operations ......             1.9              -               (31.1)
  Other, net..................................................           363.5           (134.6)             14.3
                                                                 ---------------   ---------------  ---------------

Net cash provided by (used in) operating activities...........           972.7             40.8           1,109.4
                                                                 ---------------   ---------------  ---------------

Cash flows from investing activities:
  Maturities and repayments...................................         2,962.2          2,926.2           3,341.9
  Sales of investments........................................         1,536.9          2,432.9           2,983.6
  Purchases of investments....................................        (4,262.3)        (5,869.1)         (7,052.5)
  Change in short-term investments............................            65.6             13.8             (18.4)
  Purchase of minority interest in consolidated subsidiary ...             -                -              (410.7)
  Increased in capitalized software, leasehold improvements
     and EDP equipment .......................................          (146.1)          (101.2)            (69.3)
  Other, net..................................................          (390.4)          (116.3)            173.2
                                                                 ---------------   ---------------  ---------------

Net cash used in investing activities.........................          (234.1)          (713.7)         (1,052.2)
                                                                 ---------------   ---------------  ---------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                      2006               2005               2004
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................   $    3,865.2       $     3,816.8      $     4,029.4
    Withdrawals from and transfers to Separate Accounts.......       (3,569.1)           (2,779.1)          (2,716.0)
  Net change in short-term financings.........................          327.7                 -                  -
  Repayments of long-term debt ...............................         (400.0)             (400.0)               -
  Proceeds in loans from affiliates...........................            -                 325.0                -
  Shareholder dividends paid..................................         (600.0)             (500.0)            (500.0)
  Other, net..................................................         (206.5)             (417.3)            (130.1)
                                                                -----------------  -----------------  -----------------

Net cash (used in) provided by financing activities...........         (582.7)               45.4              683.3
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................          155.9              (627.5)             740.5
Cash and cash equivalents, beginning of year..................        1,112.1             1,739.6              999.1
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $    1,268.0       $     1,112.1      $     1,739.6
                                                                =================  =================  =================

Supplemental cash flow information:

  Interest Paid...............................................   $       59.9       $        74.5      $        86.2
                                                                =================  =================  =================
  Income Taxes (Refunded) Paid................................   $      (40.8)      $       146.5      $       154.4
                                                                =================  =================  =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

        The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        Insurance
        ---------

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Company's insurance business is conducted principally by AXA Equitable and its wholly owned life insurance subsidiary, AXA Life and Annuity Company ("AXA Life"), formerly The Equitable of Colorado.

        Investment Management
        ---------------------

        The Investment Management segment (formerly the Investment Services segment) is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership, and its subsidiaries ("AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional investments, including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, by means of separately managed accounts, sub-advisory relationships, structured products, group trusts, mutual funds and other investment vehicles, (b) retail, servicing individual investors, primarily by means of retail mutual funds, sub-advisory relationships in respect of mutual funds sponsored by third parties, separately managed account programs that are sponsored by various financial intermediaries worldwide, and other investment vehicles, (c) private clients, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations and other entities, by means of separately managed accounts, hedge funds, mutual funds, and other investment vehicles, and
        (d) institutional research by means of in-depth independent, fundamental research, portfolio strategy, trading and brokerage-related services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formally known as Sanford C. Bernstein, Inc. ("Bernstein"), Sanford C. Bernstein & Co. LLC ("SCB LLC"), Sanford C. Bernstein Limited ("SCBL") and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc (the "Bernstein Acquisition"). AXA Financial agreed to provide liquidity to these former Bernstein shareholders after a two-year lockout period that ended October 2002. Since 2002, the Company acquired 18.9 million units in AllianceBernstein L.P. ("AllianceBernstein Units") at the aggregate market price of $660.4 million from SCB Inc and SCB Partners under a preexisting agreement and recorded additional goodwill of $217.9 million and other intangible assets of $26.9 million. Minority interest subject to redemption rights represents the remaining 16.3 million of private AllianceBernstein Units issued to former Bernstein shareholders in connection with AllianceBernstein's acquisition of Bernstein. At December 31, 2006 and 2005, the Company's consolidated economic interest in AllianceBernstein was 45.6% and 46.3%, respectively. At December 31, 2006 and 2005,
        AXA Financial Group's consolidated economic interest in AllianceBernstein was approximately 60.3% and 61.1%, respectively. On

        February 23, 2007, AXA Financial purchased another tranche of 8.16 million AllianceBernstein Units pursuant to an exercise of the AllianceBernstein put at a purchase price of approximately $745.7 million. After the purchase, together with its ownership with other AXA Financial Group companies, the beneficial ownership in AllianceBernstein L.P. increased by approximately 3% to 63.3%. The remaining 8.16 million AllianceBernstein Units may be sold to AXA Financial at the prevailing market price no sooner than nine months after the February 23, 2007 purchase or over the following period ending October 2, 2009.

2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        All significant intercompany transactions and balances have been eliminated in consolidation. The years "2006," "2005" and "2004" refer to the years ended December 31, 2006, 2005 and 2004, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation. The consolidated statements of cash flows for 2005 and 2004 have been revised to reflect cash outflows related to capitalized software, leasehold improvements and EDP equipment as cash used in investing activities rather than cash used by operating activities to be consistent with the 2006 presentation.

        Accounting Changes
        ------------------

        On December 31, 2006, the Company implemented SFAS No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans," requiring employers to recognize the over or under funded status of such benefit plans as an asset or liability in the balance sheet for reporting periods ending after December 15, 2006 and to recognize subsequent changes in that funded status as a component of other comprehensive income. The funded status of a plan is measured as the difference between plan assets at fair value and the projected benefit obligation for pension plans or the benefit obligation for any other postretirement plan. SFAS No. 158 does not change the determination of net periodic benefit cost or its presentation in the statement of earnings. However, its requirements represent a significant change to previous accounting guidance that generally delayed recognition of certain changes in plan assets and benefit obligations in the balance sheet and only required disclosure of the complete funded status of the plans in the notes to the financial statements.

        As required by SFAS No. 158, the $449.5 million, net of income tax and minority interest, impact of initial adoption has been reported as an adjustment to the December 31, 2006 balance of accumulated other comprehensive income in the accompanying consolidated financial statements. The consequent recognition of the funded status of its defined benefit pension at December 31, 2006 reduced total assets by approximately $684.2 million, due to the reduction of prepaid pension cost of $684.2 million and decreased total liabilities by approximately $234.7 million. The change in liabilities principally resulted from the decrease in income taxes payable of $242.7 million partially offset by an increase in benefit plan liabilities of $12.0 million. See Note 12 of Notes to Consolidated Financial Statements for further information.

        SFAS No. 158 imposes an additional requirement, effective for fiscal years ending after December 15, 2008, to measure plan assets and benefit obligations as of the date of the employer's year-end balance sheet, thereby eliminating the option to elect an earlier measurement date alternative of not more than three months prior to that date, if used consistently each year. This provision of SFAS No. 158 will have no impact on the Company as it already uses a December 31 measurement date for all of its plan assets and benefits obligations.

        On January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment". To effect its adoption, the Company elected the "modified prospective method" of transition. Under this method, prior-period results were not restated. Prior to the adoption of SFAS No. 123(R), The Company had elected to continue to account for stock-based compensation in accordance with Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and, as a result, the recognition of stock-based compensation expense generally was limited to amounts attributed to awards of restricted shares and various cash-settled programs such as stock appreciation rights. SFAS No. 123(R) requires the cost of all share-based payments to employees to be recognized in the financial statements based on their fair values, resulting in compensation expense for certain types of the Company's equity-classified award programs for which no cost previously would have been charged to net earnings under APB No. 25, most notably for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. As a result of adopting SFAS No. 123(R) on January 1, 2006, consolidated earnings from continuing operations before income taxes and minority interest for 2006 and consolidated net earnings for 2006 were $46.9 million and $29.9 million lower, respectively, than if these plans had continued to be accounted for under APB No. 25.

        Under the modified prospective method, the Company applied the measurement, recognition, and attribution requirements of SFAS No. 123(R) to stock-based compensation awards granted, modified, repurchased or cancelled on or after January 1, 2006. In addition, beginning in first quarter 2006, costs associated with unvested portions of outstanding employee stock option awards at January 1, 2006 that prior to adoption of SFAS No. 123(R) would have been reflected by the Company only in pro forma disclosures, were recognized in the consolidated statement of earnings over the awards' remaining future service-vesting periods. Liability-classified awards outstanding at January 1, 2006, such as performance units and stock appreciation rights, were remeasured to fair value. The remeasurement resulted in no adjustment to their intrinsic value basis, including the cumulative effect of differences between actual and expected forfeitures, primarily due to the de minimis time remaining to expected settlement of these awards.

        Effective with its adoption of SFAS No. 123(R), the Company elected the "short-cut" transition alternative for approximating the historical pool of windfall tax benefits available in shareholder's equity at January 1, 2006 as provided by the Financial Accounting Standards Board (the "FASB") in FASB Staff Position ("FSP") No. 123(R)-3, "Transition Election Related to Accounting For the Tax Effects of Share-Based Payment Awards". This historical pool represents the cumulative tax benefits of tax deductions for employee share-based payments in excess of compensation costs recognized under GAAP, either in the financial statements or in the pro forma disclosures. In the event that a shortfall of tax benefits occurs during a reporting period (i.e. tax deductions are less than the related cumulative compensation expense), the historical pool will be reduced by the amount of the shortfall. If the shortfall exceeds the amount of the historical pool, there will be a negative impact on the results of operations. In 2006, additional windfall tax benefits resulted from employee exercises of stock option awards.

        On January 1, 2006, the Company adopted the provisions of SFAS No. 154, "Accounting Changes and Error Corrections," a replacement of APB No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. The adoption of SFAS No. 154 did not have an impact on the Company's results of operations or financial position.

        In third quarter 2004, the Company began to implement FSP No. 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003", that provides guidance on employers' accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("MMA") signed into law in December 2003. The MMA introduced a prescription drug benefit under Medicare Part D that would go into effect in 2006 as well as a Federal subsidy to employers whose plans provide an "actuarially equivalent" prescription drug benefit. FSP No. 106-2 required the effects of the MMA to be reflected in measurements of the accumulated postretirement benefits obligation and net periodic postretirement benefit cost made on or after the date of enactment. As permitted by FSP No. 106-2, the Company initially elected to defer these remeasurements and to provide required disclosures pending regulations regarding the determination of eligibility for the Federal subsidy under the MMA. Following consideration of regulations and guidance issued by the Center for Medicare and Medicaid Services in fourth quarter 2005, management and its actuarial advisors concluded that the prescription drug benefits provided under the Company's retiree medical plans are actuarially equivalent to the new Medicare prescription drug benefits. Consequently, the estimated subsidy has been reflected in measurements of the accumulated postretirement benefits obligations for these plans as of January 1, 2005, and the resulting aggregate reduction of $51.9 million was accounted for prospectively as an actuarial experience gain in accordance with FSP No. 106-2. The impact of the MMA, including the effect of the subsidy, resulted in a decrease in the annual net periodic postretirement benefits costs for 2005 of approximately $7.4 million.

        At March 31, 2004, the Company completed its transition to the consolidation and disclosure requirements of FASB Interpretation ("FIN") 46(R), "Consolidation of Variable Interest Entities, Revised".

        At December 31, 2006 and 2005, the Insurance Group's General Account held $5.8 million of investment assets issued by VIEs and determined to be significant variable interests under FIN 46(R). At December 31, 2006 and 2005, as reported in the consolidated balance sheet, these investments included $4.7 million of fixed maturities (collateralized debt and loan obligations) and $1.1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2006 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein has reviewed its investment management agreements and its investments in and other financial arrangements with certain entities that hold client assets under management to determine the entities that AllianceBernstein is required to consolidate under FIN 46(R). These include certain mutual fund products domiciled in Luxembourg, India, Japan, Singapore and Australia (collectively, the "Offshore Funds"), hedge funds, structured products, group trusts and joint ventures.

        AllianceBernstein derived no direct benefit from client assets under management of these entities other than investment management fees and cannot utilize those assets in its operations.

        AllianceBernstein has significant variable interests in certain other VIEs with approximately $226.4 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments in and prospective investment management fees earned in these entities.

        Effective January 1, 2004, the Company adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." SOP 03-1 required a change in the Company's accounting policies relating to
        (a) general account interests in separate accounts, (b) assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts, (c) liabilities related to group pension participating contracts, and (d) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and interest-sensitive life policies.

        The adoption of SOP 03-1 required changes in several of the Company's accounting policies relating to separate account assets and liabilities. The Company now reports the General Account's interests in separate accounts as trading account securities in the consolidated balance sheet; prior to the adoption of SOP 03-1, such interests were included in Separate Accounts' assets. Also, the assets and liabilities of two Separate Accounts are now presented and accounted for as General Account assets and liabilities.

        Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements. These two Separate Accounts hold assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts. In addition, liabilities associated with the market value adjustment feature are now reported at the accrued account balance. Prior to the adoption of SOP 03-1, such liabilities had been reported at market adjusted value.

        Prior to the adoption of SOP 03-1, the liabilities for group pension participating contracts were adjusted only for changes in the fair value of certain related investment assets that were reported at fair value in the balance sheet (including fixed maturities and equity securities classified as available for sale, but not equity real estate or mortgage loans) with changes in the liabilities recorded directly in Accumulated other comprehensive income to offset the unrealized gains and losses on the related assets. SOP 03-1 required an adjustment to the liabilities for group pension participating contracts to reflect the fair value of all the assets on which those contracts' returns are based, regardless of whether those assets are reported at fair value in the balance sheet. Changes in the liability related to fluctuations in asset fair values are now reported as Interest credited to policyholders' account balances in the consolidated statements of earnings.

        In addition, the adoption of SOP 03-1 resulted in a change in the method of determining liabilities associated with the no lapse guarantee feature contained in variable and interest-sensitive life contracts. While both the Company's previous method of establishing the no lapse guarantee reserve and the SOP 03-1 method are based on accumulation of a portion of the charges for the no lapse guarantee feature, SOP 03-1 specifies a different approach for identifying the portion of the fee to be accrued and establishing the related reserve.

        The adoption of SOP 03-1 as of January 1, 2004 resulted in a decrease in 2004 net earnings of $2.9 million and an increase in other comprehensive income of $12.4 million related to the cumulative effect of the required changes in accounting. The determination of liabilities associated with group pension participating contracts and mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

        New Accounting Pronouncements
        -----------------------------

        On September 15, 2006, the FASB issued SFAS No. 157, "Fair Value Measurements". SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, with earlier application encouraged. Management is currently assessing the potential impacts of adoption of SFAS No. 157.

        On July 13, 2006, the FASB issued FIN 48, "Accounting for Uncertainty in Income Taxes," to clarify the criteria used to recognize and measure the economic benefits associated with tax positions taken or expected to be taken in a tax return. Under FIN 48, a tax benefit is recognized only if it is "more likely than not" to be sustained assuming examination by the taxing authority, based on the technical merits of the position. Tax positions meeting the recognition criteria are required to be measured at the largest amount of tax benefit that is more than 50 percent likely of being realized upon ultimate settlement and, accordingly, requires consideration of the amounts and probabilities of potential settlement outcomes. FIN 48 also addresses subsequent derecognition of tax positions, changes in the measurement of recognized tax positions, accrual and classification of interest and penalties, and accounting in interim periods. FIN 48 is effective for fiscal years beginning after December 15, 2006, thereby requiring application of its provisions, including the threshold criteria for recognition, to all tax positions of AXA Financial Group at January 1, 2007. The cumulative effect of applying FIN 48, if any, is to be reported as an adjustment to the opening balance of retained earnings. In addition, annual disclosures with respect to income taxes have been expanded by FIN 48 and require inclusion of a tabular reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the reporting period. Management is currently assessing the potential impacts of adoption of FIN 48.

        On September 19, 2005, the AICPA released SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC")/VOBA and other related balances must be written off. The SOP is effective for transactions occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Restatement of previously issued annual financial statements is not permitted, and disclosure of the pro forma effects of retroactive application or the pro forma effect on the year of adoption is not required. The adoption of SOP 05-1 is not expected to have a material impact on the Company's results of operations or financial position.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary. The redeemable preferred stock investments reported in fixed maturities include real estate investment trusts ("REIT") perpetual preferred stock, other perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN 46(R) requirements for consolidation are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

        Trading securities, which include equity securities and fixed maturities, are carried at estimated fair value.

        Short-term investments are stated at amortized cost, which approximates fair value, and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Derivatives
        -----------

        The Company primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce its exposure to interest rate fluctuations on its long-term debt obligations. Various derivative instruments are used to achieve these objectives, including interest rate floors, futures and interest rate swaps. None of the derivatives were designated as qualifying hedges under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities".

        The Insurance Group issues certain variable annuity products with Guaranteed Minimum Death Benefit ("GMBD") and Guaranteed Minimum Income Benefit ("GMIB") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. For both GMDB and GMIB, the Company retains basis risk and risk associated with actual versus expected assumptions for mortality, lapse and election rate. The Company regularly enters into futures contracts to hedge such risks. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. In addition, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. Reinsurance contracts covering GMIB exposure are considered derivatives under SFAS No. 133, and, therefore, are required to be reported in the balance sheet at their fair value. GMIB reinsurance fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates. See Note 8 of Notes to Consolidated Financial Statements.

        Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, crediting interest rates and dividends would be adjusted subject to competitive pressures. In addition, policies are subject to minimum rate guarantees. To hedge exposure to lower interest rates, the Company has used interest rate floors.

        The Company is exposed to equity market fluctuations through investments in Separate Accounts. The Company enters into exchange traded equity futures contracts to minimize such risk.

        The Company is exposed to counterparty risk attributable to hedging transactions entered into with counterparties. Exposure to credit risk is controlled with respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated 1 by the National Association of Insurance Commissioners ("NAIC").

        All derivatives outstanding at December 31, 2006 and 2005 are recognized on the balance sheet at their fair values and all outstanding equity-based and treasury futures contracts were exchange-traded and are net settled daily. All gains and losses on derivative financial instruments are reported in earnings.

        Net Investment Income, Investment Gains (Losses), Net and Unrealized
        --------------------------------------------------------------------
        Investment Gains (Losses)
        -------------------------

        Net investment income and realized investment gains (losses), net (together, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

        Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to certain pension operations principally consisting of group non-participating wind-up annuity products ("Wind-up Annuities"), Closed Block policyholders dividend obligation and DAC related to universal life and investment-type products and participating traditional life contracts.

        Fair Value of Other Financial Instruments
        -----------------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2006 and 2005.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        DAC
        ---

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets expected future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.8% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.8% net of product weighted average Separate Account fees) and 0% (-2.2% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2006, current projections of future average gross market returns assume a 0.5% return for 2007, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9% after 7 quarters.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2006, the average rate of assumed investment yields, excluding policy loans, was 6.0% grading to 6.5% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Contractholder Bonus Interest Credits
        -------------------------------------

        Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with a GMDB feature, guaranteed minimum accumulation benefits ("GMAB") and guaranteed minimum withdrawal benefits for life ("WBL"). AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 10.9% for life insurance liabilities and from 2.25% to 8.7% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2006, participating policies, including those in the Closed Block, represent approximately 4.4% ($9.1 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Insurance Group. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Two of those Separate Accounts were reclassified to the General Account in connection with the adoption of SOP 03-1 as of January 1, 2004.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2006, 2005 and 2004, investment results of such Separate Accounts were gains of $5,689.1 million, $3,409.5 million and $2,191.4 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC, for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts provide for a performance-based fee, in addition to or in lieu of a base fee, that is calculated as either a percentage of absolute investment results or a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of each measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for in-depth research and other services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein mutual funds sold without a front-end sales charge are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years, the periods of time during which the deferred sales commissions are generally recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received.

        Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the one-year, three-year and five-year periods ended December 31, 2006. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Goodwill and Other Intangible Assets
        ------------------------------------

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. Goodwill is tested annually for impairment.

        Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein units include costs assigned to contracts of businesses acquired. These costs continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Other Accounting Policies
        -------------------------

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Discontinued operations include real estate held-for-sale.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:

        o Management having the authority to approve the action commits the organization to a plan to sell the property.

        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.

        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.

        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2006 were not significant.

3)      INVESTMENTS

        Fixed Maturities and Equity Securities
        --------------------------------------

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                   GROSS            GROSS
                                              AMORTIZED          UNREALIZED       UNREALIZED       ESTIMATED
                                                 COST              GAINS            LOSSES        FAIR VALUE
                                            ---------------   --------------   ---------------  --------------
                                                                       (IN MILLIONS)
       DECEMBER 31, 2006
       -----------------
       Fixed Maturities:
         Available for Sale:
           Corporate.....................   $    23,023.3      $     690.4     $      264.5     $   23,449.2
           Mortgage-backed...............         1,931.1              2.7             38.3          1,895.5
           U.S. Treasury, government
             and agency securities.......         1,284.3             29.9             10.4          1,303.8
           States and political
             subdivisions................           170.2             17.3               .9            186.6
           Foreign governments...........           219.2             38.1               .3            257.0
           Redeemable preferred stock....         1,879.8             78.8             19.6          1,939.0
                                            ---------------   --------------   ---------------  --------------
             Total Available for Sale....   $    28,507.9     $      857.2     $      334.0     $   29,031.1
                                            ===============   ==============   ===============  ==============

       Equity Securities:
         Available for sale..............   $        95.7     $        2.2     $         .9     $       97.0
         Trading securities..............           408.0             35.4              9.9            433.5
                                            ---------------   --------------   ---------------  --------------
       Total Equity Securities...........   $       503.7     $       37.6     $       10.8     $      530.5
                                            ===============   ==============   ===============  ==============

       December 31, 2005
       -----------------
       Fixed Maturities:
         Available for Sale:
           Corporate.....................   $    23,222.8     $      977.4     $      190.7     $   24,009.5
           Mortgage-backed...............         2,386.3              8.3             39.3          2,355.3
           U.S. Treasury, government
             and agency securities.......         1,448.7             37.5              7.6          1,478.6
           States and political
             subdivisions................           193.4             19.1               .3            212.2
           Foreign governments...........           238.2             40.9               .1            279.0
           Redeemable preferred stock....         1,605.5            104.9             10.2          1,700.2
                                            ---------------   --------------   ---------------  --------------
             Total Available for Sale....   $    29,094.9     $    1,188.1     $      248.2     $   30,034.8
                                            ===============   ==============   ===============  ==============

       Equity Securities:
         Available for sale..............   $        45.7     $        2.1     $         .4     $       47.4
         Trading securities..............           262.5             24.5              3.2            283.8
                                            ---------------   --------------   ---------------  --------------
       Total Equity Securities...........   $       308.2     $       26.6     $        3.6     $      331.2
                                            ===============   ==============   ===============  ==============

        At December 31, 2006 and 2005 respectively, the Company had trading fixed maturities with a amortized cost of $30.5 million and $30.5 million and carrying value of $31.6 million and $30.5 million. Gross unrealized gains on trading fixed maturities were $.5 million and zero for 2006 and 2005 respectively.

        For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2006 and 2005, securities without a readily ascertainable market value having an amortized cost of $4,417.0 million and $4,307.8 million, respectively, had estimated fair values of $4,518.5 million and $4,492.4 million, respectively.

        The contractual maturity of bonds at December 31, 2006 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                               -------------------------------------
                                                                                  AMORTIZED           ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)
       Due in one year or less..............................................    $      988.0       $       994.9
       Due in years two through five........................................         5,654.5             5,838.3
       Due in years six through ten.........................................        10,604.3            10,653.5
       Due after ten years..................................................         7,450.2             7,709.9
                                                                               -----------------   -----------------
           Subtotal.........................................................        24,697.0            25,196.6
       Mortgage-backed securities...........................................         1,931.1             1,895.5
                                                                               -----------------   -----------------
       Total................................................................    $   26,628.1       $    27,092.1
                                                                               =================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses fixed maturities (1,769 issues) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2006:

                                  LESS THAN 12 MONTHS            12 MONTHS OR LONGER                   TOTAL
                             -------------------------------  ----------------------------   ----------------------------
                                                   GROSS                          GROSS                          GROSS
                                ESTIMATED       UNREALIZED      ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED
                                FAIR VALUE        LOSSES        FAIR VALUE       LOSSES        FAIR VALUE       LOSSES
                             --------------   --------------  -------------  -------------   -------------  -------------
                                                                    (IN MILLIONS)
   Fixed Maturities:
     Corporate.............  $   3,081.0      $     36.9      $   5,999.7    $    227.6      $   9,080.7    $    264.5
     Mortgage-backed.......        189.2             1.3          1,529.0          37.0          1,718.2          38.3
     U.S. Treasury,
       government and
       agency securities...         98.7              .2            447.0          10.2            545.7          10.4
     States and political
       subdivisions........          -                 -             25.9            .9             25.9            .9
     Foreign governments...          6.6              .1              9.5            .2             16.0            .3
     Redeemable
       preferred stock.....        174.0             2.4            495.9          17.2            669.9          19.6
                             --------------   --------------  -------------  -------------   -------------  -------------

   Total Temporarily
     Impaired Securities ..  $   3,549.5      $     40.9      $   8,507.0    $    293.1      $  12,056.4    $    334.0
                             ==============   ==============  =============  =============   =============  =============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or NAIC designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2006, approximately $656.0 million or 2.3% of the $28,507.9 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

        At December 31, 2006, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $3.1 million.

        Mortgage Loans
        --------------

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $65.0 and $65.3 million at December 31, 2006 and 2005, respectively. Gross interest income on these loans included in net investment income aggregated $4.1 million, $5.0 million and $6.9 million in 2006, 2005 and 2004, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $4.8 million, $6.0 million and $8.5 million in 2006, 2005 and 2004, respectively.

        Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2006                  2005
                                                                            ------------------   -------------------
                                                                                         (IN MILLIONS)
        Impaired mortgage loans with investment valuation allowances.......   $      76.8          $      78.3
        Impaired mortgage loans without investment valuation allowances....            .1                  4.5
                                                                            ------------------   -------------------
        Recorded investment in impaired mortgage loans.....................          76.9                 82.8
        Investment valuation allowances....................................         (11.3)               (11.8)
                                                                            ------------------   -------------------
        Net Impaired Mortgage Loans........................................   $      65.6          $      71.0
                                                                            ==================   ===================

        During 2006, 2005 and 2004, respectively, the Company's average recorded investment in impaired mortgage loans was $78.8 million, $91.2 million and $148.3 million. Interest income recognized on these impaired mortgage loans totaled $4.5 million, $8.9 million and $11.0 million for 2006, 2005 and 2004, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2006 and 2005, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $65.5 million and $71.1 million.

        Equity Real Estate
        ------------------

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2006 and 2005, the Company owned $204.8 million and $217.8 million, respectively, of real estate acquired in satisfaction of debt. During 2006, 2005 and 2004, no real estate was acquired in satisfaction of debt.

        Accumulated depreciation on real estate was $232.1 million and $214.1 million at December 31, 2006 and 2005, respectively. Depreciation expense on real estate totaled $21.6 million, $22.6 million and $20.8 million for 2006, 2005 and 2004, respectively.

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                  2006             2005              2004
                                                            ---------------  ---------------   --------------
                                                                               (IN MILLIONS)
        Balances, beginning of year........................   $     11.8       $      11.3      $     20.5
        Additions charged to income........................         10.1               3.6             3.9
        Deductions for writedowns and
          asset dispositions...............................          (.9)             (3.1)          (13.1)
                                                            ---------------  ---------------   --------------
        Balances, End of Year..............................   $     21.0       $      11.8      $     11.3
                                                            ===============  ===============   ==============

        Balances, end of year comprise:
          Mortgage loans on real estate....................   $     11.3       $      11.8       $     11.3
          Equity real estate...............................          9.7               -                -
                                                            ---------------  ---------------   --------------
        Total..............................................   $     21.0       $      11.8       $     11.3
                                                            ===============  ===============   ==============

        Equity Method Investments
        -------------------------

        Included in other equity investments, are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,272.2 million and $1,028.6 million, respectively, at December 31, 2006 and 2005. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $70.9 million and $119.6 million, respectively, at December 31, 2006 and 2005. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $169.6 million, $157.2 million and $66.2 million, respectively, for 2006, 2005 and 2004.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (6 and 8 individual ventures at December 31, 2006 and 2005, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2006                2005
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)
       BALANCE SHEETS
       Investments in real estate, at depreciated cost........................  $     421.7         $     527.4
       Investments in securities, generally at estimated fair value...........         94.6               118.4
       Cash and cash equivalents..............................................          9.7                27.5
       Other assets...........................................................         22.3                18.6
                                                                               -----------------   -----------------
       Total Assets...........................................................  $     548.3         $     691.9
                                                                               =================   =================

       Borrowed funds - third party...........................................  $     278.1         $     282.7
       Other liabilities......................................................          6.8                12.4
                                                                               -----------------   -----------------
       Total liabilities......................................................        284.9               295.1
                                                                               -----------------   -----------------

       Partners' capital......................................................        263.4               396.8
                                                                               -----------------   -----------------
       Total Liabilities and Partners' Capital................................  $     548.3         $     691.9
                                                                               =================   =================

       The Company's Carrying Value in These Entities Included Above..........  $      78.7         $     135.6
                                                                               =================   =================


                                                                  2006             2005              2004
                                                            ---------------  ---------------   --------------
                                                                              (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............   $       88.5     $    98.2           $  95.2
        Net revenues of other limited
          partnership interests............................           (1.3)          6.3              19.8
        Interest expense - third party.....................          (18.5)        (18.2)            (16.9)
        Other expenses.....................................          (53.7)        (62.2)            (64.0)
                                                            ---------------  ---------------   --------------
        Net Earnings.......................................   $       15.0     $    24.1           $  34.1
                                                            ===============  ===============   ==============

        The Company's Equity in Net Earnings of These
          Entities Included Above..........................   $       14.4     $    11.6           $  11.0
                                                            ===============  ===============   ==============

        Derivatives
        -----------

        At December 31, 2006, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and European, Australasia, Far East ("EAFE") indices, having initial margin requirements of $140.7 million. Contracts are net settled daily. At December 31, 2006, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having initial margin requirements of $4.2 million.

        The outstanding notional amounts of derivative financial instruments purchased and sold at December 31, 2006 and 2005 were:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2006                2005
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)
       Notional Amount by Derivative Type:
          Options:
              Floors.........................................................   $     32,000        $    24,000
              Exchange traded U.S. Treasuries and equity index futures.......          3,536              2,208
                                                                               -----------------   -----------------
          Total..............................................................   $     35,536        $    26,208
                                                                               =================   =================

        At December 31, 2006 and 2005 and during the years then ended, there were no financial instruments that contained implicit or explicit terms that met the definitions of an embedded derivative component that needed to be separated from the host contract and accounted for as a derivative under the provisions of SFAS No. 133.

4)      GOODWILL AND OTHER INTANGIBLE ASSETS

        The carrying value of goodwill related to the AllianceBernstein totaled $3.4 billion at December 31, 2006 and 2005.

        The gross carrying amount of AllianceBernstein related intangible assets were $563.7 million and $564.1 million at December 31, 2006 and 2005, respectively and the accumulated amortization of these intangible assets were $232.1 million and $208.5 million at December 31, 2006 and 2005, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23.6 million, $23.5 million and $22.9 million for 2006, 2005 and 2004, respectively.

        At December 31, 2006 and 2005, respectively, net deferred sales commissions totaled $194.9 million and $196.6 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions based on the December 31, 2006 net balance for each of the next five years is $77.8 million, $54.1 million, $39.3 million, $18.3 million and $4.9 million.

5)      FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

        The carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 6, 10 and 16 of Notes to Consolidated Financial Statements are presented below:

                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                             2006                                2005
                                                --------------------------------   ---------------------------------
                                                   CARRYING        ESTIMATED          Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value          Fair Value
                                                ---------------  ---------------   ---------------  ----------------
                                                                           (IN MILLIONS)
        Consolidated:
        ------------
        Mortgage loans on real estate..........   $   3,240.7      $   3,285.7       $   3,233.9       $   3,329.0
        Other limited partnership interests....       1,262.6          1,262.6           1,015.2           1,015.2
        Policy loans...........................       3,898.1          4,252.9           3,824.2           4,245.6
        Policyholders liabilities:
          Investment contracts.................      17,092.5         17,106.0          18,021.0          18,289.1
        Long-term debt.........................         199.8            229.7             207.4             240.2

        Closed Block:
        ------------
        Mortgage loans on real estate..........   $     809.4      $     827.8       $     930.3       $     957.7
        Other equity investments...............           2.2              2.2               3.3               3.3
        Policy loans...........................       1,233.1          1,372.8           1,284.4           1,454.1
        SCNILC liability.......................          10.4             10.3              11.4              11.6

        Wind-up Annuities:
        -----------------
        Mortgage loans on real estate..........   $       2.9      $       3.0       $       6.7       $       7.1
        Other equity investments...............           2.3              2.3               3.1               3.1
        Guaranteed interest contracts..........           5.8              6.0               6.5               6.4
        Long-term debt.........................         101.7            101.7             101.7             101.7

6)      CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                DECEMBER 31,         December 31,
                                                                                    2006                 2005
                                                                              ----------------     -----------------
                                                                                         (IN MILLIONS)
        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other....   $    8,759.5       $     8,866.1
        Policyholder dividend obligation.....................................            3.2                73.7
        Other liabilities....................................................           29.1                28.6
                                                                              ----------------    -----------------
        Total Closed Block liabilities.......................................        8,791.8             8,968.4
                                                                              ----------------    -----------------
        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $5,967.6 and $5,761.5)..........................        6,019.4             5,908.7
        Mortgage loans on real estate........................................          809.4               930.3
        Policy loans.........................................................        1,233.1             1,284.4
        Cash and other invested assets.......................................            6.8                56.2
        Other assets.........................................................          286.2               304.4
                                                                              ----------------    -----------------
        Total assets designated to the Closed Block..........................        8,354.9             8,484.0
                                                                              ----------------    -----------------
        Excess of Closed Block liabilities over assets designated to
           the Closed Block..................................................          436.9               484.4

        Amounts included in accumulated other comprehensive income:
           Net unrealized investment gains, net of deferred income tax expense of $17.0 and $25.7 and policyholder dividend
             obligations of $3.2 and $73.7...................................           31.6                47.8
                                                                              ----------------    -----------------
        Maximum Future Earnings To Be Recognized From Closed Block
           Assets and Liabilities............................................   $      468.5       $       532.2
                                                                              ================    =================


        Closed Block revenues and expenses as follow:

                                                                  2006         2005           2004
                                                             ------------  ------------   -----------
                                                                          (IN MILLIONS)

      REVENUES:
      Premiums and other income............................   $   428.1     $  449.3       $  471.0
      Investment income (net of investment
         expenses of $0.1, $0, and $0.3)...................       520.2        525.9          554.8
      Investment gains, net................................         1.7          1.2           18.6
                                                             ------------  ------------   -----------
      Total revenues.......................................       950.0        976.4        1,044.4
                                                             ------------  ------------   -----------

      BENEFITS AND OTHER DEDUCTIONS:
      Policyholders' benefits and dividends................       852.2        842.5          883.8
      Other operating costs and expenses...................         3.0          3.4            3.5
                                                             ------------  ------------   -----------
      Total benefits and other deductions..................       855.2        845.9          887.3
                                                             ------------  ------------   -----------

      Net revenues before income taxes.....................        94.8        130.5          157.1
      Income tax expense...................................       (31.1)       (45.6)         (56.4)
                                                             ------------  ------------   -----------
      Net Revenues.........................................   $    63.7     $   84.9       $  100.7
                                                             ============  ============   ===========


        Reconciliation of the policyholder dividend obligation follows:

                                                                                         DECEMBER 31,
                                                                               ------------------------------
                                                                                     2006             2005
                                                                               ---------------   ------------
                                                                                         (IN MILLIONS)
       Balance at beginning of year........................................     $      73.7       $ 264.3
       Unrealized investment losses........................................           (70.5)       (190.6)
                                                                               ---------------   -----------
       Balance at End of Year .............................................     $       3.2       $  73.7
                                                                               ===============   ===========

        Impaired mortgage loans along with the related investment valuation allowances follow:

                                                                                          DECEMBER 31,
                                                                               -----------------------------
                                                                                     2006          2005
                                                                               --------------   ------------
                                                                                         (IN MILLIONS)
       Impaired mortgage loans with investment valuation allowances........     $      17.8       $ 59.1
       Impaired mortgage loans without investment valuation allowances.....              .1          4.0
                                                                               ---------------   -----------
       Recorded investment in impaired mortgage loans......................            17.9         63.1
       Investment valuation allowances.....................................            (7.3)        (7.1)
                                                                               ---------------   -----------
       Net Impaired Mortgage Loans.........................................     $      10.6       $ 56.0
                                                                               ===============   ===========

        During 2006, 2005 and 2004, the Closed Block's average recorded investment in impaired mortgage loans was $59.9 million, $61.0 million and $62.6 million, respectively. Interest income recognized on these impaired mortgage loans totaled $3.3 million, $4.1 million and $4.7 million for 2006, 2005 and 2004, respectively.

        Valuation allowances amounted to $7.3 million and $7.1 million on mortgage loans on real estate at December 31, 2006 and 2005, respectively. Writedowns of fixed maturities amounted to $1.4 million, $7.7 million and $10.8 million for 2006, 2005 and 2004, respectively.

7)      CONTRACTHOLDER BONUS INTEREST CREDITS

        Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                                                           DECEMBER 31,
                                                                               ------------------------------
                                                                                     2006             2005
                                                                               ---------------    -----------
                                                                                         (IN MILLIONS)
       Balance, beginning of year..........................................     $     555.0         $ 461.0
       Contractholder bonus interest credits deferred .....................           155.4           142.4
       Amortization charged to income .....................................           (59.7)          (48.4)
                                                                               ---------------   ------------
       Balance, End of Year ...............................................     $     650.7         $ 555.0
                                                                               ===============   ============

8)      GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB and GMIB
           ------------------------------------------

        The Company has certain variable annuity contracts with GMDB and GMIB features in-force that guarantee one of the following:

        o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

        o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

        o  Roll-Up:  the benefit is the greater of current  account value or
           premiums  paid   (adjusted  for   withdrawals)   accumulated   at
           contractually specified interest rates up to specified ages; or

        o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities:


                                                                  GMDB          GMIB            TOTAL
                                                             --------------  -----------    ------------
                                                                               (IN MILLIONS)

       Balance at January 1, 2004.........................   $      69.3      $  85.6        $ 154.9
         Paid guarantee benefits..........................         (46.8)        -             (46.8)
         Other changes in reserve.........................          45.1         32.0           77.1
                                                            ---------------  ------------   ------------
       Balance at December 31, 2004.......................          67.6        117.6          185.2
         Paid guarantee benefits..........................         (39.6)        (2.2)         (41.8)
         Other changes in reserve.........................          87.2         58.2          145.4
                                                            ---------------  ------------   ------------
       Balance at December 31, 2005.......................         115.2        173.6          288.8
         Paid guarantee benefits..........................         (31.6)        (3.3)         (34.9)
         Other changes in reserve.........................          80.1         58.0          138.1
                                                            ---------------  ------------   ------------
       Balance at December 31, 2006.......................   $     163.7      $  228.3       $ 392.0
                                                            ===============  ============   ============

        Related GMDB reinsurance ceded amounts were:

                                                                   GMDB
                                                             -----------------

        Balance at January 1, 2004.........................   $      17.2
          Paid guarantee benefits..........................         (12.9)
          Other changes in reserve.........................           6.0
                                                             -----------------
        Balance at December 31, 2004.......................          10.3
          Paid guarantee benefits..........................         (12.1)
          Other changes in reserve.........................          24.5
                                                             -----------------
        Balance at December 31, 2005.......................          22.7
          Paid guarantee benefits..........................          (9.1)
          Other changes in reserve.........................          10.0
                                                             -----------------
        Balance at December 31, 2006.......................   $      23.6
                                                             =================

        The December 31, 2006 values for those variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship exclusive:

        between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually

                                                  RETURN
                                                    OF
                                                  PREMIUM         RATCHET         ROLL-UP          COMBO           TOTAL
                                               -------------- ----------------  -------------   -------------  ---------------
                                                                        (DOLLARS IN MILLIONS)
      GMDB:
      -----
        Account values invested in:
           General Account..................   $   11,331      $      408       $     319      $      646       $    12,704
           Separate Accounts................   $   25,633      $    7,856       $   7,653      $   23,165       $    64,307
        Net amount at risk, gross...........   $      302      $      234       $   1,447      $       41       $     2,024
        Net amount at risk, net of
           amounts reinsured................   $      302      $      164       $     883      $       41       $     1,390
        Average attained age of
           contractholders..................         49.5            61.0            64.3            61.2              52.6
        Percentage of contractholders
          over age 70.......................          7.5%           22.6%           33.6%           21.2%             11.8%
        Range of contractually specified
           interest rates...................         N/A              N/A            3%-6%           3%-6%

      GMIB:
      -----
        Account values invested in:
           General Account..................         N/A              N/A       $      87       $     882       $       969
           Separate Accounts................         N/A              N/A       $   5,248       $  31,736       $    36,984
        Net amount at risk, gross...........         N/A              N/A       $     277       $      -        $       277
        Net amount at risk, net of
           amounts reinsured................         N/A              N/A       $      71       $      -        $        71
        Weighted average years remaining
           until earliest annuitization.....         N/A              N/A             2.4             8.4               7.4
        Range of contractually specified
           interest rates...................         N/A              N/A            3%-6%            3%-6%

        B) Separate Account Investments by Investment Category Underlying GMDB
           -------------------------------------------------------------------
           and GMIB Features
           -----------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                   DECEMBER 31,   December 31,
                                                                                       2006           2005
                                                                                  -------------   -------------
                                                                                          (IN MILLIONS)
       GMDB:
          Equity.............................................................      $    42,885     $  35,857
          Fixed income.......................................................            4,438         4,353
          Balanced...........................................................           14,863         9,121
          Other..............................................................            2,121         1,813
                                                                                  --------------  -------------
          Total..............................................................      $    64,307     $  51,144
                                                                                  ==============  =============
       GMIB:
          Equity.............................................................      $    22,828     $  17,540
          Fixed income.......................................................            2,727         2,608
          Balanced...........................................................           10,439         5,849
          Other..............................................................              990           680
                                                                                  --------------  -------------
          Total..............................................................      $    36,984     $  26,677
                                                                                  ==============  =============

        C) Hedging Programs for GMDB and GMIB Features
           -------------------------------------------

        In 2003, the Company initiated a program intended to provide an economic hedge against certain risks associated with the GMDB feature of the Accumulator(R) series of variable annuity products sold beginning April 2002. In 2004, the program was expanded to provide an economic hedge against certain risks associated with the GMIB feature of the Accumulator(R) series of variable annuity products sold beginning 2004. This program currently utilizes exchange-traded futures contracts that are dynamically managed in an effort to reduce the economic impact of unfavorable changes in GMDB and GMIB exposures attributable to movements in the equity and fixed income markets. At December 31, 2006, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $41,597 million and $52 million, respectively, with the GMDB feature and $24,409 million and zero million, respectively, with the GMIB feature.

        Although these programs are designed to provide economic protection against the impact adverse market conditions may have with respect to GMDB and GMIB guarantees, they do not qualify for hedge accounting treatment under SFAS No. 133. Therefore, SFAS No. 133 requires gains or losses on the futures contracts used in these programs, including current period changes in fair value, to be recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D)  Variable and Interest-Sensitive Life Insurance Policies - No Lapse
            ------------------------------------------------------------------
            Guarantee
            ---------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in future policy benefits and other policyholders liabilities, and related reinsurance ceded:

                                                                DIRECT       REINSURANCE
                                                               LIABILITY         CEDED           NET
                                                             ------------   --------------   ------------
                                                                             (IN MILLIONS)
       Balance at January 1, 2004.........................    $   37.4        $   -            $  37.4
         Impact of adoption of SOP 03-1...................       (23.4)           (1.7)          (25.1)
         Other changes in reserve.........................         6.5            (4.4)            2.1
                                                             ------------   --------------   -------------
       Balance at December 31, 2004.......................        20.5            (6.1)           14.4
         Other changes in reserve.........................        14.3           (14.3)              -
                                                             ------------   --------------   -------------
       Balance at December 31, 2005.......................        34.8           (20.4)           14.4
         Other changes in reserve.........................        32.0           (27.5)            4.5
                                                             ------------   --------------   -------------
       Balance at December 31, 2006.......................    $   66.8        $  (47.9)        $  18.9
                                                             ============   ==============   =============

9)      REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on single life policies of $25 million and on second-to-die policies of $30 million with the excess 100% reinsured. For certain segments of its business, the Insurance Group ceded 40% of the business underwritten by AXA Equitable on a guaranteed or simplified issue basis was ceded on a yearly renewable term basis. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

        At December 31, 2006, the Company had reinsured in the aggregate approximately 31.3% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 74% of its current liability exposure resulting from the GMIB feature. See Note 8 of Notes to Consolidated Financial Statements.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2006 and 2005 were $117.8 million and $132.6 million, respectively. The (decrease) increase in estimated fair value was $(14.8) million, $42.6 million and $61.0 million for 2006, 2005 and 2004, respectively.

        At December 31, 2006 and 2005, respectively, reinsurance recoverables related to insurance contracts amounted to $2.69 billion and $2.60 billion. Reinsurance payables related to insurance contracts totaling $54.2 million and $39.7 million are included in other liabilities in the consolidated balance sheets.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $262.6 million and $288.4 million at December 31, 2006 and 2005, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves at December 31, 2006 and 2005 were $644.4 million and $624.6 million, respectively.

        The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                  2006             2005         2004
                                                             --------------   -------------- ----------
                                                                               (IN MILLIONS)

       Direct premiums....................................   $     854.6      $  901.0       $ 828.9
       Reinsurance assumed................................         196.1         170.1         191.2
       Reinsurance ceded..................................        (232.9)       (189.4)       (140.5)
                                                            ---------------  ------------   -----------
       Premiums                                              $     817.8      $  881.7       $ 879.6
                                                            ===============  ============   ===========
       Universal Life and Investment-type Product
         Policy Fee Income Ceded..........................   $     152.8      $  169.3       $ 134.8
                                                            ===============  ============   ===========
       Policyholders' Benefits Ceded......................   $     379.2      $  300.2       $ 361.0
                                                            ===============  ============   ===========
       Interest Credited to Policyholders' Account
         Balances Ceded...................................   $      53.8      $   50.9        $ 50.2
                                                            ===============  ============   ===========

        Individual Disability Income and Major Medical
        ----------------------------------------------
        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $92.9 million and $91.2 million at December 31, 2006 and 2005, respectively. At December 31, 2006 and 2005, respectively, $1,032.4 million and $1,043.9 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                 2006          2005         2004
                                                            ------------  ------------  ------------
                                                                          (IN MILLIONS)
       Incurred benefits related to current year.........    $    35.8     $   35.6      $   35.0
       Incurred benefits related to prior years..........          9.9         50.3          12.8
                                                            ------------  ------------  ------------
       Total Incurred Benefits...........................    $    45.7     $   85.9      $   47.8
                                                            ============  ============  ============

       Benefits paid related to current year.............    $    14.0     $   14.8      $   12.9
       Benefits paid related to prior years..............         30.0         44.7          33.1
                                                            ------------  ------------  ------------
       Total Benefits Paid...............................    $    44.0     $   59.5      $   46.0
                                                            ============  ============  ============


10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                       DECEMBER 31,
                                                                              -----------------------------
                                                                                   2006            2005
                                                                              -------------    ------------
                                                                                       (IN MILLIONS)
       Short-term debt:
       Current portion of long-term debt...................................   $      -         $    399.7
       Promissory note, 5.27% .............................................       248.3             248.3
       AllianceBernstein commercial paper .................................       334.9              -
                                                                              ------------     -----------
       Total short-term debt...............................................       583.2             648.0
                                                                              ------------     -----------
       Long-term debt:
       AXA Equitable:
         Surplus Notes, 7.70%, due 2015....................................       199.8             199.8
                                                                              ------------     -----------
             Total AXA Equitable...........................................       199.8             199.8
                                                                              ------------     -----------
       AllianceBernstein:
         Other.............................................................          -                7.6
                                                                              ------------     -----------
             Total AllianceBernstein.......................................          -                7.6
                                                                              ------------     -----------
       Total long-term debt................................................       199.8             207.4
                                                                              ------------     -----------
       Total Short-term and Long-term Debt.................................   $   783.0        $    855.4
                                                                              ============     ===========

        Short-term Debt
        ---------------

        On July 9, 2004, AXA and certain of its subsidiaries, including AXA Financial, entered into a (euro)3.5 billion global revolving credit facility which matures July 9, 2009, with a group of 30 commercial banks and other lenders. Under the terms of the revolving credit facility, up to $500.0 million is available to AXA Financial for general corporate purposes.

        AXA Equitable has a $350.0 million, one-year promissory note, of which $101.7 million is included within Wind-up Annuities. The promissory note, which matures in March 2007, is related to wholly owned real estate. Certain terms of the promissory note, such as interest rate and maturity date, are negotiated annually.

        At December 31, 2006 and 2005, the Company had pledged real estate of $326.0 million and $320.8 million, respectively, as collateral for certain short-term debt.

        In August 2001, AllianceBernstein issued $400.0 million 5.625% notes pursuant to a shelf registration statement that originally permitted AllianceBernstein to issue up to $600.0 million in senior debt securities. AllianceBernstein currently has $200.0 million available under the shelf registration statement for future issuances. The proceeds from the AllianceBernstein notes were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes. The AllianceBernstein notes matured in August 2006. AllianceBernstein used cash flow from operations as well as proceeds from the issuance of commercial paper to retire the notes at maturity.

        In February 2006, AllianceBernstein entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders. The revolving credit facility is intended to provide back-up liquidity for AllianceBernstein's commercial paper program, which increased from $425.0 million to $800.0 million in May 2006. Under the revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds rate. The revolving credit facility contains covenants that, among other things, require AllianceBernstein to meet certain financial ratios. AllianceBernstein was in compliance with the covenants as of December 31, 2006.

        As of December 31, 2006, AllianceBernstein maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to AllianceBernstein's commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support.

        In 2006, SCB LLC entered into four separate uncommitted credit facility agreements with various banks, each for $100.0 million. As of December 31, 2006, there were no amounts outstanding under these credit facilities. During the first quarter 2007, SCB LLC increased three of the agreements to $200.0 million each and entered into an additional agreement for $100.0 million with a new bank.

        Long-term Debt
        --------------

        At December 31, 2006, the Company was not in breach of any debt covenants.

11)     RELATED PARTY TRANSACTIONS

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $53.5 million, $57.2 million and $55.0 million, respectively, for 2006, 2005 and 2004.

        The Company paid $767.2 million, $695.0 million and $658.8 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2006, 2005 and 2004. The Company charged AXA Distribution's subsidiaries $352.9 million, $324.4 million and $293.1 million, respectively, for their applicable share of operating expenses for 2006, 2005 and 2004, pursuant to the Agreements for Services.

        In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a Japanese subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.

        In 2005, AXA Financial issued a note to AXA Equitable in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        In 2003, AXA Equitable entered into a reinsurance agreement with AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an indirect, wholly owned subsidiary of AXA Financial, to cede certain term insurance policies written after December 2002. AXA Equitable ceded $91.9 million, $57.9 million and $28.6 million of premiums and $49.1 million, $26.3 million and $16.4 million of reinsurance reserves to AXA Bermuda in 2006, 2005 and 2004, respectively.

        Various AXA affiliates cede a portion of their life and health insurance business through reinsurance agreements to AXA Cessions, an AXA affiliated reinsurer. AXA Cessions, in turn, retrocedes a quota share portion of these risks to AXA Equitable on a one-year term basis. Premiums earned in 2006 under this arrangement totaled approximately $1.1 million.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements that include technology and professional development arrangements. Payments by AXA Equitable and AllianceBernstein to AXA under such agreements totaled approximately $28.8 million, $32.8 million and $30.2 million in 2006, 2005 and 2004, respectively. Payments by AXA and AXA affiliates to AXA Equitable under such agreements totaled $27.9 million, $30.4 million and $38.9 million in 2006, 2005 and 2004, respectively. Included in the payments by AXA and AXA affiliates to the Company are $12.6 million, $12.7 million and $12.7 million from AXA Tech, which represent the net amount of payments resulting from services and facilities provided by the Company to AXA Tech of $111.0 million, $110.9 million and $106.4 million less the payments for services provided from AXA Tech to the Company of $98.4 million, $98.2 million and $93.7 million for 2006, 2005 and 2004, respectively.

        Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                   2006               2005               2004
                                                             -----------------   ----------------  ------------------
                                                                                  (IN MILLIONS)

        Investment advisory and services fees..............   $       840.5       $       728.5     $        744.7
        Distribution revenues..............................           421.0               397.8              447.3
        Other revenues - shareholder servicing fees........            97.2                99.3              116.0
        Other revenues - other.............................             6.9                 8.0                8.8
        Institutional research services....................             1.4                 3.5                5.3


12)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. These pension plans are non-contributory and their benefits are based on a cash balance formula and/or, for certain participants, years of service and final average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company uses a December 31 measurement date for its pension and postretirement plans.

        Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company made cash contributions of $4.3 million in 2006. No significant cash contributions to the Company's qualified plans are expected to be required to satisfy their minimum funding requirements for 2007.

        Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (In Millions)
       Service cost.......................................   $        37.6      $        36.0       $       34.6
       Interest cost on projected benefit obligations.....           122.1              123.7              121.9
       Expected return on assets..........................          (184.8)            (173.7)            (170.9)
       Net amortization and deferrals.....................            81.0               78.8               64.7
                                                            -----------------  -----------------   -----------------
       Net Periodic Pension Expense.......................   $        55.9      $        64.8       $       50.3
                                                            =================  =================   =================

        The plans' projected benefit obligations under the Company's qualified and non-qualified plans were comprised of:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2006                2005
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)
       Benefit obligations, beginning of year.................................  $     2,365.5       $    2,212.0
       Service cost...........................................................           30.6               30.0
       Interest cost..........................................................          122.1              123.7
       Actuarial (gains) losses ..............................................          (64.7)             128.7
       Benefits paid..........................................................         (159.2)            (128.9)
                                                                               -----------------   -----------------
       Benefit Obligations, End of Year.......................................  $     2,294.3       $    2,365.5
                                                                               =================   =================

        At December 31, 2006, the Company adopted SFAS No. 158, requiring recognition, in the consolidated balance sheet, of the funded status of its defined benefit pension plans, measured as the difference between plan assets at fair value and the projected benefit obligations. The following table discloses the change in plan assets and the reconciliation of the funded status of the Company's qualified plans to amounts included in the accompanying consolidated balance sheets:

                                                                                             DECEMBER 31,
                                                                                  -----------------------------------
                                                                                       2006               2005
                                                                                  ----------------  -----------------
                                                                                            (IN MILLIONS)
       Plan assets at fair value, beginning of year.............................. $    2,278.5       $     2,126.7
       Actual return on plan assets..............................................        282.0               208.9
       Contributions.............................................................          4.3                78.5
       Benefits paid and fees....................................................       (168.8)             (135.6)
                                                                                  ----------------  -----------------
       Plan assets at fair value, end of year....................................      2,396.0             2,278.5
       Projected benefit obligations.............................................      2,294.3             2,365.5
                                                                                  ----------------  -----------------
       Overfunding (underfunding) of plan assets over
         projected benefit obligations...........................................        101.7               (87.0)
       Unrecognized prior service cost...........................................          -                 (24.4)
       Unrecognized net loss from past experience different
         from that assumed.......................................................          -                 957.3
       Unrecognized net asset at transition......................................          -                  (1.0)
                                                                                  ----------------  -----------------
       Prepaid Pension Cost, Net................................................. $      101.7       $       844.9
                                                                                  ================  =================

        Prepaid and accrued pension costs were $133.1 million and $31.4 million, respectively, at December 31, 2006 and $868.3 million and $23.4 million, respectively, at December 31, 2005. The aggregate projected benefit obligations and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets were $84.7 million and $53.3 million, respectively, at December 31, 2006, and $2,365.5 million and $2,278.5 million, respectively, at December 31, 2005. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $68.4 million and $53.3 million, respectively, at December 31, 2006, and $66.9 million and $47.4 million, respectively, at December 31, 2005. The accumulated benefit obligations for all defined benefit pension plans were $2,226.8 million and $2,290.0 million at December 31, 2006 and 2005, respectively.

        The following table illustrates the incremental line-by-line effect of applying SFAS No. 158 for the pension plans in the December 31, 2006 consolidated balance sheet:

                                                                 Before                                 After
                                                              Application                            Application
                                                                of SFAS                                of SFAS
                                                                 No.158           Adjustments           No.158
                                                            -----------------  -----------------   -----------------
                                                                                 (In Millions)

       Other assets ......................................   $       3,753.0    $      (684.2)      $    3,068.8
       Total assets.......................................         149,970.3           (684.2)         149,286.1
       Income taxes payable...............................           3,216.9           (242.7)           2,974.2
       Other liabilities..................................           1,803.8             12.0            1,815.8
       Minority interest in equity of consolidated
           subsidiaries...................................           2,293.9             (4.0)           2,289.9
       Total liabilities..................................         140,038.4           (234.7)         139,803.7
       Accumulated other comprehensive income.............             282.2           (449.5)            (167.3)
       Total shareholder' equity..........................           9,931.9           (449.5)           9,482.4

        The following table discloses the amounts included in accumulated other comprehensive income at December 31, 2006 that have not yet been recognized as components of net periodic pension cost:

                                                                                                  DECEMBER 31,
                                                                                                      2006
                                                                                              --------------------
                                                                                                  (IN MILLIONS)
       Unrecognized net actuarial loss ....................................................    $       710.7
       Unrecognized prior service cost (credit)............................................            (18.8)
       Unrecognized net transition obligation (asset)......................................              (.8)
                                                                                              --------------------
            Total .........................................................................    $       691.1
                                                                                              ====================

        The estimated net loss, prior service cost, and net transition asset to be reclassified from accumulated other comprehensive income and recognized as components of net periodic pension cost over the next year are $59.7 million, $(5.6) million, and zero, respectively. The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets for the qualified plans of the Company at December 31, 2006 and 2005.

                                                                               DECEMBER 31,
                                                         ----------------------------------------------------------
                                                                   2006                           2005
                                                         ----------------------------------------------------------
                                                                               (IN MILLIONS)
                                                                ESTIMATED                    Estimated
                                                                FAIR VALUE         %         Fair Value      %
                                                         ---------------------   -----    ---------------  ------
       Corporate and government debt securities........    $          429.8       18.0    $     452.3        19.9
       Equity securities...............................             1,720.7       71.8        1,526.5        67.0
       Equity real estate .............................               245.5       10.2          221.8         9.7
       Short-term investments..........................                 -          -            77.9         3.4
       Other...........................................                 -          -             -            -
                                                         ---------------------   -----    ---------------   -----
       Total Plan Assets...............................    $        2,396.0      100.0    $   2,278.5       100.0
                                                         =====================   =====    ===============   =====

        The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real estate investments offer diversity to the total portfolio and long-term inflation protection.

        A secondary investment objective of the plans of the Company is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

        The assumed discount rates for measurement of the benefit obligations at December 31, 2006 and 2005 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2006, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 5.75% disclosed below as having been used to measure the benefits obligation at December 31, 2006 represents the level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2006 and 2005.

                                                                                     AXA FINANCIAL GROUP
                                                                               --------------------------------
                                                                                   2006               2005
                                                                                   ----               ----
       Discount rate:
         Benefit obligation...............................................        5.75%              5.25%
         Periodic cost....................................................        5.25%              5.75%

       Rate of compensation increase:
         Benefit obligation and periodic cost.............................        6.00%              6.00%

       Expected long-term rate of return on plan assets (periodic cost)...        8.50%              8.50%

        As noted above, the pension plans' target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. Management reviewed the historical investment returns and future expectations of returns from these asset classes to conclude that a long-term expected rate of return of 8.5% is reasonable.

        Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $20.3 million, $21.7 million and $23.2 million for 2006, 2005 and 2004, respectively.

        The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2007, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2006 and include benefits attributable to estimated future employee service.

                                               PENSION BENEFITS
                                               ----------------
                                                (IN MILLIONS)

                   2007.....................   $    165.1
                   2008.....................        174.1
                   2009.....................        177.2
                   2010.....................        179.2
                   2011.....................        180.3
                   Years 2012 -2016.........        914.4

        AllianceBernstein maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under the AllianceBernstein Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, AllianceBernstein adopted SCB Deferred Compensation Award Plan ("SCB Plan") and agreed to invest $96.0 million per annum for three years to fund purchases of AllianceBernstein Holding L.P. ("AllianceBernstein Holding") units or an AllianceBernstein sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $243.8 million, $186.2 million and $146.7 million for 2006, 2005 and 2004, respectively.

13)     SHARE-BASED COMPENSATION

        AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and associates of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and associates of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

        For 2006, the Company recognized $24.8 million of compensation costs under SFAS No. 123(R) for employee stock options, including $16.9 million resulting from unvested awards at January 1, 2006. On March 31, 2006, 3.8 million nonstatutory stock options to purchase AXA ordinary shares were awarded under The AXA Stock Option Plans for AXA Financial Employees and Associates, of which approximately 2.6 million have a four year graded vesting schedule, with one-third vesting on each of the second, third and fourth anniversaries of the grant date and approximately 1.2 million have a 4-year cliff-vesting term. The cost of that award is attributed over the shorter of the employees' four year service-vesting term or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. All of the options granted on March 31, 2006 have a 10-year contractual term. Information about options outstanding and exercisable at December 31, 2006 also is presented. The number of AXA ADRs authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately
        124.5 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan). A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2006 follows:

                                                                Options Outstanding
                         ---------------------------------------------------------------------------------------------------
                                                                                                    AllianceBernstein
                               AXA Ordinary Shares                    AXA ADRs                        Holding Units
                         -------------------------------- --------------------------------- --------------------------------
                                             Weighted                          Weighted                          Weighted
                             Number          Average'          Number          Average'         Number           Average'
                          Outstanding        Exercise       Outstanding        Exercise      Outstanding         Exercise
                         (In Millions)        Price        (In Millions)        Price       (In Millions)         Price
                         --------------   ---------------  --------------   --------------  --------------    --------------
Options outstanding at
   January 1, 2006.....            3.5    (euro)   20.87           38.6      $     24.06           7.5         $    40.45
Options granted .......            4.0    (euro)   28.40             .7            23.26            - (2)      $    65.02
Options exercised......            -               -               (9.1)     $     22.08          (2.6)        $    38.40
Options forfeited......            (.1)   (euro)   -               (3.4)     $     33.57           (.1)        $    38.19
Options expired........            -               -                  -                             -
                         --------------                    --------------                   --------------
Options Outstanding at
   December 31, 2006...            7.4    (euro)   24.82           26.8      $     23.40           4.8         $    41.62
                         ==============   ===============  ==============   ==============  ==============    ==============
Aggregate Intrinsic                       (euro)    43.2                     $     463.1                       $   186.9
   Value (1)...........                   ===============                   ==============                    ==============
Weighted Average
   Remaining
   Contractual Term
   (in years)..........            8.9                              4.4                           4.37
                         ==============                    ==============                   ==============
Options Exercisable at             -                               20.2      $     23.40           4.4         $    42.24
   December 31, 2006...  ==============                    ==============   ==============  ==============    ==============
Aggregate Intrinsic                               -                          $     342.4                       $    169.3
   Value (1)...........                   ===============                   ==============                    ==============
Weighted Average
   Remaining
   Contractual Term
    (in years).........            -                                3.39                           4.30
                         ==============                    ==============                   ==============

        (1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2006 of the respective underlying shares over the strike prices of the option awards.
        (2) AllianceBernstein grants totaled 9,712 units in 2006.

        Cash proceeds received from employee exercises of options to purchase AXA ADRs in 2006 were $201.3 million. The intrinsic value related to employee exercises of options to purchase AXA ADRs during 2006, 2005 and 2004 were $132.1 million, $68.3 million and $18.8 million, respectively, resulting in amounts currently deductible for tax purposes of $44.9 million, $22.9 million and $6.2 million, respectively, for the periods then ended. Under SFAS No. 123(R), $34.8 million windfall tax benefits resulted from employee stock option exercises during 2006.

        At December 31, 2005, AXA Financial held 9.3 million AXA ADRs in treasury at a weighted average cost of approximately $24.00 per ADR, of which approximately 9.0 million were designated to fund future exercises of outstanding employee stock options and the remainder of approximately .3 million units was available for general corporate purposes, including funding other stock-based compensation programs. These AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of employee stock options. Remaining outstanding and unexercised at December 31, 2006 are call options to purchase 8.9 million AXA ADRs at strike prices ranging from $30.41 to $32.37, each having a cap equal to approximately 150% of its strike price, at which time the option automatically would be exercised. These call options expire on November 23, 2009. During 2006, AXA Financial utilized approximately 5.6 million AXA ADRs from treasury to fund exercises of employee stock options. Employee options outstanding at December 31, 2006 to purchase AXA ordinary shares begin to become exercisable in March 2007 and their future exercises are expected to be funded by newly issued AXA ordinary shares.

        Prior to adoption of SFAS No. 123(R), the Company had elected to continue accounting for employee stock option awards under APB No. 25 and, therefore, no compensation cost for these awards was recognized in the consolidated statement of earnings in 2005 and 2004. The following table illustrates the effect on net income had compensation expense for employee stock option awards been measured and recognized by the Company under the fair-value-based method of SFAS No. 123, "Accounting for Stock-Based Compensation". These pro forma disclosures are not adjusted from amounts previously reported and, therefore, retain the original grant-date fair values of the underlying awards, continue to attribute cost over the awards' service-vesting periods and do not include estimates of pre-vesting forfeitures.

                                                                                  2005               2004
                                                                           ------------------- -----------------
                                                                                        (In Millions)
       Net earnings as reported..........................................   $     1,073.8      $       929.9
       Less:  Total stock-based employee compensation expense
          determined under fair value method, net of income tax benefit..           (23.2)             (21.4)
                                                                           -----------------   -----------------
       Pro Forma Net Earnings............................................   $     1,050.6      $       908.5
                                                                           =================   =================

        For the purpose of estimating the fair value of employee stock option awards granted on or after January 1, 2006, the Company continues to apply the Black-Scholes-Merton formula and the same methodologies for developing the input assumptions as previously had been used to prepare the pro forma disclosures required by SFAS No. 123. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2006, 2005 and 2004, respectively. For employee stock options with graded vesting terms and service conditions granted on or after January 1, 2006, the Company elected under SFAS No. 123(R) to retain its practice of valuing these as singular awards and to change to the graded-vesting method of attribution, whereby the cost is recognized separately over the requisite service period for each individual one-third of the options vesting on the second, third and fourth anniversaries of the grant date.

                                     AXA Ordinary                                 AllianceBernstein
                                        Shares              AXA ADRs                Holding Units
                                  ------------------- --------------------  -----------------------------
                                     2006     2005       2005      2004        2006      2005      2004
                                   -------- --------- ---------- ---------  --------- ---------- --------
       Dividend yield............   3.48%    3.15%      3.01%      2.24%         6%       6.2%      3.5%

       Expected volatility.......     28%      25%        25%        43%        31%        31%       32%

       Risk-free interest rate...   3.77%    3.09%      4.27%      2.86%       4.9%       3.7%      4.0%

       Expected life in years....    5.0      5.0        5.0        5.0        6.5        3.0       5.0

       Weighted average fair
         value per option at
         grant date..............  $7.45    $4.30      $4.85      $6.94     $12.35      $7.04     $8.00

        As of December 31, 2006, approximately $19.0 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 1.8 years.

        Under the Stock Incentive Plan, AXA Financial grants restricted AXA ADRs to employees of its subsidiaries, including AXA Equitable. Generally, all outstanding restricted AXA ADR grants have a 7-year vesting schedule with potential accelerated vesting based on performance. Under The Equity Plan for Directors ("the Equity Plan"), AXA Financial grants non-officer directors restricted AXA ADRs and unrestricted AXA ADRs annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent directors of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds. For 2006, 2005 and 2004 AXA Financial Group recognized compensation costs of $5.6 million, under SFAS No. 123(R) and $10.1 million and $9.5 million, respectively, under APB No. 25 for awards outstanding under these plans. Consistent with existing practice of the Company prior to adoption of SFAS No. 123(R), grant-date fair value continues to be measured by the closing price of the shares awarded and the result generally is attributed over the shorter of the performance period, the requisite service period, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award.

        At December 31, 2006, approximately 60,692 restricted AllianceBernstein Holding Units outstanding under the Century Club Plan remain unvested. At December 31, 2006, approximately $2.1 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 1.6 years. Restricted AXA ADRs vested in 2006, 2005 and 2004 had aggregate vesting-date fair values of approximately $13.5 million, $19.2 million and $12.7 million, respectively. In 2005 244,790 restricted AXA ADRs were granted having an aggregate grant-date fair value of $6.6 million. The following table summarizes unvested restricted AXA ADR activity for 2006.

                                                                                                       WEIGHTED
                                                                                  SHARES OF            AVERAGE
                                                                                  RESTRICTED          GRANT DATE
                                                                                    STOCK             FAIR VALUE
                                                                                --------------     ---------------

      Unvested as of January 1, 2006..........................................       867,387        $        19.94
      Granted.................................................................        78,865        $        35.16
      Vested..................................................................       381,836        $        16.98
      Forfeited...............................................................        50,381
                                                                                --------------
      Unvested as of December 31, 2006........................................       514,035        $        23.91
                                                                                ==============

        On March 31, 2006, under the terms of the AXA Performance Unit Plan 2006, the AXA Management Board awarded 722,854 unearned performance units to employees of AXA Financial subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2006 plan cliff-vest on the second anniversary of their date of award. When fully-vested, the performance units earned will be settled in cash, or in some cases, a combination of cash (70%) and stock (30%), the latter equity portion having transfer restrictions for a two-year period. For 2006 awards, the price used to value the performance units at settlement will be the average opening price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 28, 2008.

        For 2006, 2005 and 2004 the Company recognized compensation costs of $25.9 million, under SFAS No. 123(R) and $7.2 million and $.7 million, respectively, under APB No. 25 for performance units earned to date. Substantially similar to existing practice of the Company prior to adoption of SFAS No. 123(R), the change in fair value of these awards in 2006 was measured by the closing price of the underlying the Company ordinary shares or AXA ADRs and adjustment was made to reflect the impact of expected and actual pre-vesting forfeitures. In addition, similar to adoption of SFAS No. 123(R) for employee stock option awards, the cost of performance units awarded on or after January 1, 2006, such as those granted March 31, 2006, were attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2006 and 2005 was $45.8 million and $9.1 million, respectively, including incremental awards earned under the 2005 and 2004 plans from having exceeded the targeted performance criteria established in those years by 14.6% and 11.1%, respectively. Approximately 720,691 outstanding performance units are at risk to achievement of 2006 performance criteria, including approximately 50% of the award granted on March 31, 2006.

        Following completion of the merger of AXA Merger Corp. with and into AXA Financial in January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The Company recorded compensation expense for these fully-vested awards of $6.1 million, $28.9 million and $14.2 million for 2006, 2005 and 2004, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the outstanding tandem SARs/NSOs. The value of these tandem SARs/NSOs at December 31 2006 and 2005 was $24.9 million and $57.5 million, respectively. At December 31, 2006, 1.6 million tandem SARs/NSOs were outstanding, having weighted average remaining expected and contractual terms of 1.11 and 2.22 years, respectively, and for which the SARs component had maximum value of $24.9 million. During 2006, 2005 and 2004, respectively, approximately
        2.8 million, .7 million and zero million of these awards were exercised at an aggregate cash-settlement value of $41.2 million $7.5 million and zero million.

        On March 31, 2006, 59,644 Stock Appreciation Rights ("SARs") with a 4-year cliff-vesting schedule were granted to certain associates of AXA Financial subsidiaries. These SARs entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over
        29.22 Euros as of the date of exercise. Similar to the SARs component of the tandem SARs/NSOs, awards remaining unexercised at expiry of their 10-year contractual term will be automatically exercised on the expiration date. At December 31, 2006, .2 million SARs were outstanding, having weighted average remaining contractual term of 6.03 years. The accrued value of SARs at December 31, 2006 and 2005 was $2.9 million and $1.0 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2006, the Company recorded compensation expense for SARs of $1.9 million, under SFAS No. 123(R), reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards. For 2005 and 2004, the Company recorded compensation expense of $.6 million and $.03 million, respectively, under APB No. 25 reflecting the impact in those periods of the change in the market price of the underlying AXA ordinary share or AXA ADR on the value of the outstanding SARs.

        In fourth quarter 2006, eligible employees of AXA Financial's subsidiaries participated in AXA's global offering to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2006. Similar to the AXA Shareplan programs previously offered in 2001 through 2005, the plan offered two investment alternatives that, with limited exceptions, restrict the sale or transfer of the purchased shares for a period of five years. "Investment Option A" permitted participants to purchase AXA ADRs at a 20% formula discounted price. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 15.21% formula discounted price on a leveraged basis with a guaranteed return of initial investment plus 75.0% of any appreciation in the value of the total shares purchased. Under SFAS No. 123(R), AXA Equitable recognized compensation expense of $22.1 million in connection with AXA Shareplan 2006, representing the aggregate discount provided to participants for their purchase of AXA stock, as adjusted for the post-vesting, five-year holding period. No compensation expense was recorded in 2006, 2005 and 2004, respectively, in connection with shares subscribed under previous years' AXA Shareplan offerings. Participants in AXA Shareplans 2005 and 2004 primarily invested under Investment Option B for the purchase of approximately 5.7 million and
        6.8 million AXA ordinary shares, respectively. The discounted pricing offered to participants in those programs for the purchase of AXA ordinary shares under Investment Option B was 17.5% and 20%, respectively, and the appreciation percentage was 86.1% and 79.0%, respectively.

        Under SFAS No. 123(R), the Company recognized compensation expense for payroll deductions authorized and applied in 2006 under the terms of the AXA Financial, Inc. Qualified Stock Purchase Plan to purchase AXA ADRs of 182,225, at an aggregate discount of $1.1 million, representing a discount of 15% from the closing market value of the AXA ADR at the purchase dates defined in the annual offering document (generally the last trading day of each month). Prior to adoption of SFAS No. 123(R), no compensation expense was recorded in connection with this plan. Under the terms of the AXA Financial, Inc. Non-Qualified Stock Purchase Plan, total AXA ADRs of 340,083, 381,302 and 407,715 were purchased during 2006, 2005 and 2004, respectively, including those purchased with employer matching contributions for which AXA Financial Group recorded compensation expense of $1.6 million, $1.3 million and $1.2 million in 2006, 2005 and 2004, respectively.

14)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income follow:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Fixed maturities...................................   $    1,848.6       $    1,870.0        $   1,880.0
       Mortgage loans on real estate......................          245.9              238.2              249.6
       Equity real estate.................................          114.9              125.3              124.2
       Other equity investments...........................          181.2              155.2              162.1
       Policy loans.......................................          249.8              248.8              251.0
       Short-term investments.............................           55.2               25.1               19.1
       Derivative investments.............................         (302.4)             (85.5)             (88.0)
       Broker-dealer related receivables..................          226.5              124.8               45.5
       Trading securities.................................           53.4               28.6               14.5
       Other investment income............................           43.9               16.2               28.9
                                                            -----------------  -----------------   -----------------

         Gross investment income..........................        2,717.0            2,746.7            2,686.9

       Investment expenses................................         (132.2)            (159.0)            (153.3)
       Interest expenses..................................         (187.8)             (95.9)             (32.8)
                                                            -----------------  -----------------   -----------------

       Net Investment Income..............................   $    2,397.0       $    2,491.8        $   2,500.8
                                                            =================  =================   =================

        For 2006, 2005 and 2004, respectively, investment results on derivative positions, which were included in net investment income, included gross gains of $155.5 million, $84.2 million and $26.2 million and gross losses of $457.9 million, $169.7 million and $114.2 million. For 2006 and 2005, respectively, net unrealized losses of $15.2 million and $3.7 million were recognized from floor contracts. For 2006 and 2005, net realized gains (losses) of $(249.5) million and $(140.9) million and net unrealized gains (losses) of $(37.7) million and 59.2 million were recognized from futures contracts utilized in the GMDB and GMIB programs.

        Investment gains (losses), net by including changes in the valuation allowances, follow:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Fixed maturities...................................   $       (11.5)     $        11.1       $       26.3
       Mortgage loans on real estate......................              .2               (2.2)                .2
       Equity real estate.................................             8.8                3.9               11.6
       Other equity investments...........................            20.1               30.7               24.4
       Other(1)...........................................            29.3               11.9                2.5
                                                            -----------------  -----------------   -----------------
       Investment Gains (Losses), Net.....................   $        46.9      $        55.4       $       65.0
                                                            =================  =================   =================

        (1) In 2006, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of this transaction, the company recorded a non-cash $29.7 million realized gain.

        Writedowns of fixed maturities amounted to $27.4 million, $31.2 million and $36.4 million for 2006, 2005 and 2004, respectively. Writedowns of mortgage loans on real estate were $.4 million for 2006, $1.7 million, for 2005 and $10.1 million for 2004. There were no writedown on equity real estate for 2006, 2005 and 2004, respectively.

        For 2006, 2005 and 2004, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $1,281.9 million, $2,220.0 million and $2,908.3 million. Gross gains of $33.9 million, $53.2 million and $47.7 million and gross losses of $24.5 million, $31.1 million and $9.7 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2006, 2005 and 2004 amounted to $(416.7) million, $(1,004.8) million and $0.8 million, respectively.

        For 2006, 2005 and 2004, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $57.8 million, $68.6 million and $70.4 million, respectively.

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits. The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Balance, beginning of year.........................   $       432.3      $       874.1       $      892.8
       Changes in unrealized investment gains (losses)....          (431.4)          (1,008.1)             (12.8)
       Changes in unrealized investment (gains) losses
         attributable to:
           Participating group annuity contracts,
              Closed Block policyholder dividend
              obligation and other........................            90.9              186.3               (1.5)
           DAC............................................            85.8              146.2               (2.5)
           Deferred income taxes..........................           104.6              233.8               (1.9)
                                                            -----------------  -----------------   -----------------
       Balance, End of Year...............................   $       282.2      $       432.3       $      874.1
                                                            =================  =================   =================
       Balance, end of year comprises:
         Unrealized investment gains (losses) on:
           Fixed maturities...............................   $       535.4      $       966.5       $    2,003.2
           Other equity investments.......................             1.4                1.7                1.2
           Other..........................................             -                  -                (28.1)
                                                            -----------------  ------------------- -----------------
             Subtotal.....................................           536.8              968.2            1,976.3
         Amounts of unrealized investment (gains) losses
           attributable to:
             Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other.......................             1.4              (89.4)            (275.7)
             DAC..........................................          (110.4)            (196.0)            (342.2)
             Deferred income taxes........................          (145.6)            (250.5)            (484.3)
                                                            -----------------  ------------------- -----------------
       Total..............................................   $       282.2      $       432.3       $      874.1
                                                            =================  =================== =================


15)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)
       Income tax expense:
         Current expense .................................   $       438.6      $       237.5       $      359.0
         Deferred expense.................................           (11.3)             281.7               37.9
                                                            -----------------  -----------------   -----------------
       Total..............................................   $       427.3      $       519.2       $      396.9
                                                            =================  =================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Expected income tax expense........................   $       727.9      $       715.5       $      586.5
       Minority interest..................................          (224.1)            (175.9)            (134.7)
       Separate Account investment activity...............           (45.4)             (87.2)             (63.3)
       Non-taxable investment income......................           (23.1)             (19.7)             (22.6)
       Adjustment of tax audit reserves...................           (86.2)              11.1                7.7
       Non-deductible goodwill and other
           intangible assets..............................             5.0                2.8                2.7
       State income taxes.................................            38.0               28.3                3.3
       AllianceBernstein income and foreign taxes.........            32.9               41.4               24.3
       Other..............................................             2.3                2.9               (7.0)
                                                            -----------------  -----------------   -----------------
       Income Tax Expense.................................   $       427.3      $       519.2       $      396.9
                                                            =================  =================   =================

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2006                  December 31, 2005
                                                --------------------------------   ---------------------------------
                                                    ASSETS        LIABILITIES          Assets         Liabilities
                                                ---------------  ---------------   ---------------  ----------------
                                                                           (IN MILLIONS)

       Compensation and related benefits......   $      54.6      $        -        $       -        $      285.3
       Reserves and reinsurance...............       1,160.3               -              929.2               -
       DAC and VOBA...........................           -             2,433.5              -             2,200.6
       Unrealized investment gains............           -               129.8              -               250.7
       Investments............................           -               865.7              -               813.5
       Other..................................          13.2               -              107.2               -
                                                ---------------  ---------------   ---------------  ----------------
       Total..................................   $   1,228.1      $    3,429.0      $   1,036.4      $    3,550.1
                                                ===============  ===============   ===============  ================

        The Company recognized a net tax benefit in third quarter 2006 of $117.7 million. This benefit was related to the settlement of an IRS audit of the 1997-2001 tax years, partially offset by additional tax reserves established for subsequent tax periods. Of the net tax benefit of $117.7 million, $111.9 million related to the continuing operations and $5.8 million to the discontinued Wind-up Annuities. In 2005, the Internal Revenue Service ("IRS") began an examination of the Company's 2002 and 2003 returns. Management believes this audit will have no material adverse effect on the Company's consolidated results of operations or financial position.

 16)    DISCONTINUED OPERATIONS

        The Company's discontinued operations include Wind-up Annuities, equity real estate held-for-sale and Enterprise. The following table reconciles the Earnings (losses) from discontinued operations, net of income taxes and (Losses) gains on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings for the three years ended December 31, 2006:

                                                                          2006          2005           2004
                                                                      -------------  ------------  ------------
                                                                                    (IN MILLIONS)
       EARNINGS FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities.............................................  $      30.2    $      15.2   $     7.9
       Real estate held-for-sale.....................................         (4.0)            .6          .4
       Disposal of business - Enterprise.............................           -             (.1)       (1.5)
                                                                      -------------  ------------  ------------
       Total.........................................................  $      26.2    $      15.7   $     6.8
                                                                      =============  ============  ============

       (LOSSES) GAINS ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held for sale.....................................  $       -      $       -     $    31.1
       Disposal of business - Enterprise.............................         (1.9)           -            -
                                                                      -------------  ------------  ------------
       Total.........................................................  $      (1.9)   $       -     $    31.1
                                                                      =============  ============  ============


        Disposal of Businesses
        ----------------------

        In October 2006, AXA Financial and its subsidiaries, AXA Equitable, Enterprise Capital Management, Inc. ("Enterprise Capital") and Enterprise Fund Distributors, Inc., ("EFD") entered into an agreement contemplating the transfer to Goldman Sachs Asset Management L.P. ("GSAM") of assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust, AXA Enterprise Funds Trust and The Enterprise Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and the reorganization of such funds to corresponding mutual funds managed by GSAM. These 27 funds have approximately $4.2 billion in assets under management as of December 31, 2006. The reorganization of the 27 funds is subject to regulatory and fund shareholder approvals and is expected to close in the second quarter of 2007. Of the remaining four funds not included in the GSAM reorganization, which together have approximately $700 million in assets under management as of December 31, 2006, one fund is being liquidated and AXA Financial is considering possible alternatives for the dispositions of the other three funds, which alternatives include a possible transaction with another investment advisor or liquidation. Proceeds from the transaction with GSAM are dependant upon assets under management at the time of the reorganization. A permanent impairment writedown of $4.1 million pre-tax ($2.7 million post-tax) on the AXA Enterprise Funds investment management contracts intangible asset and $3.0 million pre-tax of costs ($1.9 million post-tax) to sell were recorded by the Company in 2006. As a result of management's disposition plan, AXA Enterprise Funds advisory contracts are now reported in Discontinued Operations. At December 31, 2006, assets and liabilities related to these contracts of $26.5 million and $9.3 million were included in Other assets and Other liabilities, respectively.

        The gross carrying amount of Enterprise related intangible asset was $26.5 million at December 31, 2006, and the accumulated amortization of this intangible asset was $4.1 million. Amortization expense related to the Enterprise intangible asset totaled $4.1 million for 2006.

        Wind-up Annuities
        -----------------

        In 1991, management discontinued the business of Wind-up Annuities, the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans, for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2006 is adequate to provide for all future losses; however, the determination of the allowance involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Wind-up Annuities ("Discontinued Operations Investment Assets"). There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of Wind-up Annuities differ from management's current estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in Wind-up Annuities. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the loss allowance are likely to result.

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                   2006                  2005
                                                                              ----------------     -----------------
                                                                                          (IN MILLIONS)
       BALANCE SHEETS
       Fixed maturities, available for sale, at estimated fair value
         (amortized cost of $752.7 and $796.9)..............................   $      764.8         $      823.5
       Equity real estate...................................................          169.5                197.5
       Mortgage loans on real estate........................................            2.9                  6.7
       Other invested assets................................................            2.6                  3.2
                                                                              ----------------     -----------------
         Total investments..................................................          939.8              1,030.9
       Cash and cash equivalents............................................             .1                  -
       Other assets.........................................................           13.7                 13.6
                                                                              ----------------     -----------------
       Total Assets.........................................................   $      953.6         $    1,044.5
                                                                              ================     =================

       Policyholders liabilities............................................   $      788.2         $      817.2
       Allowance for future losses..........................................            1.0                 60.1
       Other liabilities....................................................          164.4                167.2
                                                                              ----------------     -----------------
       Total Liabilities....................................................   $      953.6         $    1,044.5
                                                                              ================     =================

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)
       STATEMENTS OF EARNINGS
       Investment income (net of investment
         expenses of $19.0, $18.4 and $17.2)..............   $        71.3      $        70.0       $       68.5
       Investment gains (losses), net.....................             6.0                (.3)               3.6
                                                                -------------      -------------      --------------
       Total revenues.....................................            77.3               69.7               72.1
                                                                -------------      -------------      --------------

       Benefits and other deductions......................            84.7               87.1               99.4
       (Losses charged) to allowance
         for future losses................................            (7.4)             (17.4)             (27.3)
                                                            -----------------  -----------------   -----------------
       Pre-tax loss from operations.......................             -                  -                  -
       Pre-tax earnings from releasing the allowance
         for future losses................................            37.1               23.2               12.0
       Income tax expense.................................            (6.9)              (8.0)              (4.1)
                                                            -----------------  -----------------   -----------------
       Earnings from Wind-up Annuities....................   $        30.2      $        15.2       $        7.9
                                                            =================  =================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of Wind-up Annuities against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented above.

        During 2004, Wind-up Annuities' average recorded investment in impaired mortgage loans was $8.4 million; and interest income recognized on these impaired mortgage loans totaled $1.0 million. There were no related amounts reported in 2006 and 2005.

        Income tax expense for Wind-up Annuities in 2006 included a $5.8 million tax benefit in connection with the settlement of an IRS audit of the 1997-2001 tax years.

        Real Estate Held-For-Sale
        -------------------------

        In 2006, one real estate property with a total book value of $34.3 million that had been previously reported in equity real estate was reclassified as real estate held-for-sale. Prior periods have been restated to reflect these properties as discontinued operations. At December 31, 2006 and 2005, equity real estate held-for-sale was $32.2 million and $42.1 million, respectively, and was included in Other assets.

17)     ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

        Accumulated other comprehensive (loss) income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Unrealized gains on investments....................   $       282.2      $       432.3       $      874.1
       Defined benefit pensions plans.....................          (449.5)               -                  -
                                                            -----------------  -----------------   -----------------
       Total Accumulated Other
         Comprehensive (Loss) Income......................   $      (167.3)     $       432.3       $      874.1
                                                            =================  =================   =================

        The components of other comprehensive loss for the past three years follow:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Net unrealized (losses) gains on investments:
         Net unrealized (losses) gains arising during
           the period.....................................   $      (416.6)     $      (966.2)      $       69.4
         Losses reclassified into net earnings
           during the period..............................           (14.8)             (41.9)             (82.2)
                                                            -----------------  -----------------   -----------------
       Net unrealized (losses) gains on investments.......          (431.4)          (1,008.1)             (12.8)
       Adjustments for policyholders liabilities,
           DAC and deferred income taxes..................           281.3              566.3               (5.9)
                                                            -----------------  -----------------   -----------------

       Change in unrealized losses, net of
           adjustments....................................          (150.1)            (441.8)             (18.7)
                                                            -----------------  -----------------   -----------------
       Total Other Comprehensive Loss.....................   $      (150.1)     $      (441.8)      $      (18.7)
                                                            =================  =================   =================

18)     COMMITMENTS AND CONTINGENT LIABILITIES

        Debt Maturities
        ---------------

        At December 31, 2006, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity were $248.3 million for 2007, zero for 2008-2011 and $200.0 million thereafter.

        Leases
        ------

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2007 and the four successive years are $178.6 million, $175.0 million, $162.3 million, $156.7 million, $149.5 million and $1,500.3 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2007 and the four successive years is $6.0 million, $5.2 million, $5.0 million, $5.0 million, $4.8 million and $16.4 million thereafter.

        At December 31, 2006, the minimum future rental income on non-cancelable operating leases for wholly owned investments in real estate for 2007 and the four successive years is $106.7 million, $116.0 million, $114.8 million, $114.7 million, $114.9 million and $896.1 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under non-cancelable capital leases for 2007 and the four successive years are $.3 million, $.3 million, $.2 million, and zero for the following two years.

        Guarantees and Other Commitments
        --------------------------------

        The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2006, these arrangements included commitments by the Company to provide equity financing of $618.3 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $63.8 million of undrawn letters of credit related to reinsurance at December 31, 2006. AXA Equitable had $46.3 million in commitments under existing mortgage loan agreements at December 31, 2006. In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCB LLC incurred in the ordinary course of its business in the event SCB LLC is unable to meet these obligations. At December 31, 2006, AllianceBerstein was not required to perform under the agreement and had no liability outstanding in connection with the agreement.

19)     LITIGATION

        A putative class action entitled STEFANIE HIRT, ET AL. V. THE EQUITABLE RETIREMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS, ET AL. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". The complaint challenged the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs alleged that the change to the cash balance formula violated ERISA by reducing the rate of accruals based on age, failed to comply with ERISA's notice requirements and improperly applied the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violated ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violated ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim was dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In September 2006, the district court granted summary judgment in favor of the defendants. The court ruled that (a) the cash balance provisions of the Equitable Plan do not violate the age discrimination provisions of ERISA, (b) while the notice of plan changes provided to participants in 1990 was not adequate, the notice of plan changes provided to participants in 1992 satisfied the ERISA notice requirements regarding delivery and content, and (c) the claims of the named plaintiffs are barred by statute of limitations. The Court found that other individual class members were not precluded from asserting claims for additional benefit accruals from January 1991 through January 1993 to the extent that such individuals could show that the statute of limitations did not bar their claims. In October 2006, plaintiffs filed a notice of appeal. Defendants have cross-appealed.

        In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled MATTHEW WIGGENHORN V. EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. In June 2005, this case was transferred by the Judicial Panel on Multidistrict Litigation to the U.S. District Court in Maryland, where other market-timing related litigation is pending. In June 2005, plaintiff filed an amended complaint. In July 2005, AXA Equitable filed a motion to dismiss the amended complaint. In June 2006, AXA Equitable's motion to dismiss the amended complaint was granted. The plaintiff filed a notice of appeal in June 2006.

        In June 2006, AXA Equitable received a demand for arbitration from Centre Life Insurance Company ("Centre Life") seeking to rescind the 100% quota share reinsurance agreement, effective July 1, 2000 between Centre Life and AXA Equitable, under which Centre Life reinsures portions of AXA Equitable's individual disability income insurance business. The arbitration demand alleges that AXA Equitable provided Centre Life with inaccurate and incomplete data upon which Centre Life relied in order to establish the reinsurance premium paid by AXA Equitable as consideration in the transaction. The demand alternatively seeks damages for the increase in reserves Centre Life alleges it was caused to record as a result of the difference in the data it originally relied upon and its present assessment of the data. The demand further alleges that Centre Life has paid expenses relating to the business in excess of its liability under the reinsurance agreement. Discovery is ongoing.

        Beginning with the first action commenced in July 2006, there are two putative class actions pending in Federal court, MEOLA V. AXA ADVISORS, ET AL., in the District Court for the Northern District of California and BOLEA V. AXA ADVISORS, LLC, ET. AL., in the District Court for the Western District of Pennsylvania, against AXA Equitable, alleging certain wage and hour violations. Each of the cases seek substantially the same relief under essentially the same theories of recovery (i.e., violation of the Fair Labor Standards Act ("FLSA") for failure to pay minimum wage and overtime and violation of similar provisions under state labor laws in the respective states). Plaintiffs in MEOLA and BOLEA seek certification of nationwide collection action under the FLSA, and certification of statewide class actions under the respective California and Pennsylvania state labor laws covering all "securities brokers" from 2002 to 2006. In addition, plaintiffs seek compensatory damages, restitution of all wages improperly withheld or deducted, punitive damages, penalties, and attorneys' fees. In January 2007, AXA Equitable filed an answer in MEOLA.

        ALLIANCEBERNSTEIN LITIGATION

        In April 2002, a consolidated complaint entitled IN RE ENRON CORPORATION SECURITIES LITIGATION ("Enron Complaint") was filed in the United States District Court for the Southern District of Texas, Houston Division, against numerous defendants, including AllianceBernstein, alleging that AllianceBernstein violated Sections 11 and 15 of the Securities Act of 1933, as amended ("Securities Act"), with respect to a registration statement filed by Enron Corp. In January 2007, the Court issued a final judgment dismissing the Enron Complaint as the allegations therein pertained to AllianceBernstein. The parties have agreed that there will be no appeal.

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled HINDO, ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND, ET AL. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the U.S. Funds. The Hindo Complaint alleges that certain of the AllianceBernstein defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with AllianceBernstein, including recovery of all fees paid to AllianceBernstein pursuant to such contracts.

        Since October 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. All state court actions against AllianceBernstein either were voluntarily dismissed or removed to Federal court.

        In February 2004, the Judicial Panel on Multidistrict Litigation ("MDL Panel") transferred all Federal actions to the United States District Court for the District of Maryland ("Mutual Fund MDL"). All of the actions removed to the Federal court also were transferred to the Mutual Fund MDL. In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein. All four complaints included substantially identical factual allegations, which appear to be based in large part on the SEC Order and the NYAG Assurance of Discontinuance ("NYAG AoD").

        In April 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding ("MOU") containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount was disbursed. The derivative claims brought on behalf of AllianceBernstein Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

        In April 2005, a complaint entitled THE ATTORNEY GENERAL OF THE STATE OF WEST VIRGINIA V. AIM ADVISORS, INC., ET AL. ("WVAG Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, and various other unaffiliated defendants. The WVAG Complaint was filed in the Circuit Court of Marshall County, West Virginia by the Attorney General of the State of West Virginia. The WVAG Complaint makes factual allegations generally similar to those in the Hindo Complaint. In October 2005, the WVAG Complaint was transferred to the Mutual Fund MDL. In August 2005, the WV Securities Commissioner signed a Summary Order to Cease and Desist, and Notice of Right to Hearing ("Summary Order") addressed to AllianceBernstein and AllianceBernstein Holding. The Summary Order claims that AllianceBernstein and AllianceBernstein Holding violated the West Virginia Uniform Securities Act and makes factual allegations generally similar to those in the SEC Order and NYAG AoD. In September 2006, AllianceBernstein and AllianceBernstein Holding filed an answer and moved to dismiss the Summary Order with the WV Securities Commission.

        Revenue Sharing-Related Matters

        In June 2004, a purported class action complaint entitled AUCOIN, ET AL.
        V. ALLIANCE CAPITAL MANAGEMENT L.P., ET AL. ("Aucoin Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, AllianceBernstein Corporation, AXA Financial, AllianceBernstein Investments, Inc., certain current and former directors of the U.S. Funds, and unnamed Doe defendants. The Aucoin Complaint names the U.S. Funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of the AllianceBernstein Growth & Income Fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from U.S. Fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with AllianceBernstein, including recovery of all fees paid to AllianceBernstein pursuant to such contracts, an accounting of all U.S. Fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

        In February 2005, plaintiffs filed a consolidated amended class action complaint (the "Aucoin Consolidated Amended Complaint") that asserts claims substantially similar to the Aucoin Complaint and the nine additional subsequently filed lawsuits. In October 2005, the District Court dismissed each of the claims set forth in the Aucoin Consolidated Amended Complaint, except for plaintiffs' claim under Section 36(b) of the Investment Company Act. In January 2006, the District Court granted defendants' motion for reconsideration and dismissed the remaining claim under Section 36(b) of the Investment Company Act. In May 2006, the District Court denied plaintiffs' motion for leave to file their amended complaint. In July 2006, plaintiffs filed a notice of appeal, which was subsequently withdrawn subject to plaintiffs right to reinstate it at a later date.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the type of matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

20)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $649.6 million during 2007. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2006, 2005 and 2004, the Insurance Group statutory net income totaled $532.3 million, $780.4 million and $571.4 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $7,907.5 million and $6,241.7 million at December 31, 2006 and 2005, respectively. In 2006, 2005 and 2004, respectively, AXA Equitable paid shareholder dividends of $600.0 million, $500.0 million and $500.0 million.

        At December 31, 2006, the Insurance Group, in accordance with various government and state regulations, had $32.2 million of securities deposited with such government or state agencies.

        At December 31, 2006 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York Insurance Department ("NYID") and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2006.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and

        AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Net change in statutory surplus and
         capital stock....................................   $     1,386.5      $       779.6       $      196.8
       Change in AVR......................................           279.3              260.6              528.1
                                                            -----------------  -----------------   -----------------
       Net change in statutory surplus, capital stock
         and AVR..........................................         1,665.8            1,040.2              724.9
       Adjustments:
         Future policy benefits and policyholders'
           account balances...............................          (126.0)             (51.9)            (398.8)
         DAC..............................................           674.1              598.0              529.2
         Deferred income taxes............................           517.3              227.6              122.5
         Valuation of investments.........................             2.6               40.0               10.1
         Valuation of investment subsidiary...............        (2,122.7)          (1,278.3)            (460.3)
         Change in fair value of guaranteed minimum
           income benefit reinsurance contracts...........           (14.8)              42.6               61.0
         Shareholder dividends paid......................            600.0              500.0              500.0
         Changes in non-admitted assets...................           (57.4)                .5              (74.7)
         Other, net.......................................           (90.9)             (75.8)             (98.9)
         GAAP adjustments for Wind-up Annuities ..........            28.8               30.9               14.9
                                                            -----------------  -----------------   -----------------
          Consolidated Net Earnings ......................   $     1,076.8      $     1,073.8       $      929.9
                                                            =================  =================   =================

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2006               2005                2004
                                                            -----------------  -----------------   ------------------
                                                                                 (IN MILLIONS)
       Statutory surplus and capital stock................   $     6,497.6      $     5,111.1       $    4,331.5
       AVR................................................         1,409.9            1,130.6              870.0
                                                            -----------------  -----------------   ------------------
       Statutory surplus, capital stock and AVR...........         7,907.5            6,241.7            5,201.5
       Adjustments:
         Future policy benefits and policyholders'
           account balances...............................        (1,926.0)          (1,934.0)          (1,882.1)
         DAC..............................................         8,316.5            7,557.3            6,813.9
         Deferred income taxes............................          (627.1)          (1,294.6)          (1,770.4)
         Valuation of investments.........................           867.9            1,281.6            2,237.6
         Valuation of investment subsidiary...............        (5,374.3)          (3,251.6)          (1,973.3)
         Fair value of guaranteed minimum income
           benefit reinsurance contracts..................           117.8              132.6               90.0
         Non-admitted assets..............................           994.5            1,056.0            1,055.5
         Issuance of surplus notes........................          (524.8)            (524.8)            (599.7)
         Adjustment to initially apply SFAS No.158,
           net of income taxes............................          (449.5)               -                  -
         Other, net.......................................           239.8              258.3              147.9
         GAAP adjustments for Wind-up Annuities ..........           (59.9)             (80.6)             (96.4)
                                                            -----------------  -----------------   ------------------
       Consolidated Shareholder's Equity..................   $     9,482.4      $     9,441.9       $    9,224.5
                                                            =================  =================   ==================

21)     BUSINESS SEGMENT INFORMATION

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2006               2005               2004
                                                            -----------------  -----------------  ------------------
                                                                                 (IN MILLIONS)
       SEGMENT REVENUES:
       Insurance..........................................   $     5,974.7      $      5,764.1     $     5,447.7
       Investment Management (1)..........................         4,002.7             3,265.0           3,060.0
       Consolidation/elimination..........................           (90.0)              (84.7)            (82.8)
                                                            -----------------  -----------------  ------------------
       Total Revenues.....................................   $     9,887.4      $      8,944.4     $     8,424.9
                                                            =================  =================  ==================

       (1) Intersegment investment advisory and other fees of approximately $120.8 million, $123.7 million and $118.4 million for 2006, 2005 and 2004, respectively, are included in total revenues of the Investment Management segment.

       SEGMENT EARNINGS FROM CONTINUING OPERATIONS
          BEFORE INCOME TAXES AND MINORITY INTEREST:
       Insurance..........................................   $       889.7      $      1,120.0     $       947.9
       Investment Management..............................         1,190.0               924.2             728.8
       Consolidation/elimination..........................             -                   -                 (.9)
                                                            -----------------  -----------------  ------------------
       Total Earnings from Continuing Operations
          before Income Taxes and Minority Interest.......   $     2,079.7      $      2,044.2     $     1,675.8
                                                            =================  =================  ==================

                                                                       DECEMBER 31,
                                                            ------------------------------------
                                                                  2006               2005
                                                            -----------------  -----------------
                                                                      (In Millions)
       SEGMENT ASSETS:
       Insurance..........................................   $   133,047.0      $    118,825.8
       Investment Management..............................        16,239.4            15,161.4
       Consolidation/elimination..........................             (.3)                2.0
                                                            -----------------  -----------------
       Total Assets.......................................   $   149,286.1      $    133,989.2
                                                            =================  =================

        In accordance with SEC regulations, securities with a fair value of $1.86 billion and $1.72 billion have been segregated in a special reserve bank custody account at December 31, 2006 and 2005, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

22)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2006 and 2005 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)

       2006
       ----
       Total Revenues................   $     2,244.5      $     2,609.6       $    2,415.3         $    2,618.0
                                       =================  =================   ==================   ==================
       Earnings from Continuing
         Operations..................   $       234.4      $       316.7       $      282.0         $      219.4
                                       =================  =================   ==================   ==================
       Net Earnings..................   $       235.2      $       314.2       $      308.6         $      218.8
                                       =================  =================   ==================   ==================
       2005
       ----
       Total Revenues................   $     2,212.6      $     2,223.1       $    2,149.5         $    2,359.2
                                       =================  =================   ==================   ==================
       Earnings from
         Continuing Operations.......   $       265.5      $       278.3       $      281.6         $      232.7
                                       =================  =================   ==================   ==================
       Net Earnings..................   $       265.0      $       278.6       $      296.8         $      233.4
                                       =================  =================   ==================   ==================

MOMENTUM PLUS(SM)
Retirement Planning from AXA Equitable

SUPPLEMENT DATED MAY 1, 2007 TO THE PROSPECTUS DATED MAY 1, 2007
OHIO ALTERNATIVE RETIREMENT PROGRAM
THE POOLED TRUST FOR MEMBERS RETIREMENT PLANS OF AXA EQUITABLE LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------


This Supplement adds to and modifies certain information contained in the Prospectus dated May 1, 2007 for MOMENTUM PLUS(SM) Retirement Planning from AXA Equitable offered by AXA Equitable Life Insurance Company ("AXA Equitable"). We offer the MOMENTUM PLUS(SM) program, as described below, to certain participants in defined contribution plans that meet the requirements of Section 401(a) of the Internal Revenue Code within the state of Ohio ("Ohio ARP plan"). When MOMENTUM PLUS(SM) is offered as a funding vehicle under your employer's Ohio ARP plan, the document provided to you is called an "Ohio ARP contract."

We offer Ohio ARP contracts to purchasers on the same basis and under the same conditions that apply to the IRS pre-approved Trust or the Pooled Trust described under "The MOMENTUM PLUS(SM) program" on page 34 of the Prospectus, except for certain differences described in this Supplement. Special terms not otherwise defined in this Supplement have the same meanings as they do in the Prospectus.


o Under Ohio ARP contracts the term "contract date" means the date as of which we receive the first contribution, made under any Ohio ARP contract.

o A "participant" means a person covered under and eligible to participate in an employer's plan, who has applied for an Ohio ARP contract. The participant may exercise rights under an Ohio ARP contract to the extent permitted by the Ohio ARP plan. As a participant, you must authorize a trustee to act on your behalf with respect to the Ohio ARP contract ("Ohio ARP trustee").

o The term "retirement account value" in the Prospectus and this Supplement has the same meaning as the terms "annuity account value" and "cash value" in your Ohio ARP contract in that cash value means an amount equal to the annuity account value less any charges that apply.

Your Ohio ARP contract will be held by an entity referred to as the "Ohio ARP contract holder." Additionally, rights under your Ohio ARP contract may only be exercised subject to the terms of your employer's plan and in accordance with any Ohio law that applies.

ALL REFERENCES IN THE PROSPECTUS TO "ADMINISTRATIVE CHARGE" OR "QUARTERLY ADMINISTRATIVE CHARGE" ARE DELETED IN THEIR ENTIRETY.

ALL REFERENCES IN THE PROSPECTUS TO WITHDRAWAL CHARGES ARE DELETED IN THEIR ENTIRETY.


THE FOLLOWING INFORMATION IS ADDED AT THE END OF THE FIRST PARAGRAPH UNDER "EXAMPLES" ON PAGE 14 OF THE PROSPECTUS:


Ohio ARP contracts currently have a reduced mortality and expense risk charge of 0.65% (which currently reduces the Total Separate Account A annual expenses to 0.90%) and no withdrawal and administrative charges. Since the expense examples reflect Total Separate Account A annual expenses of 1.35% and an assumed withdrawal charge and administrative charge, the expenses shown are higher than they currently are for Ohio ARP contracts.

BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT


Because you are purchasing or contributing to an annuity contract to fund a retirement plan qualified under Section 401 of the Code, you should be aware that the contract meets Code qualification requirements but does not provide tax deferral benefits beyond those already provided by the Code. You should consider whether the contract's features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of the contract with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax Information," on page 42 of the Prospectus for your specific type of retirement arrangement.)


                       FOR USE ONLY IN THE STATE OF OHIO

Copyright 2007. AXA Equitable Life Insurance Company, New York, New York, 10104.
          All rights reserved. MOMENTUM PLUS (SM) is a service mark of
                     AXA Equitable Life Insurance Company.
                                (212) 554-1234


                                                                          x01527

THE FOLLOWING INFORMATION REPLACES THE FIRST THREE SENTENCES OF THE FIRST PARAGRAPH UNDER "HOW CONTRIBUTIONS CAN BE MADE" ON PAGE 19 OF THE PROSPECTUS:



You, as participant or your employer on your behalf may make contributions at any time either by wire transfer or check. Subject to the terms of your employer's Ohio ARP plan, certain contributions made by your employer, although designated as employee contributions, will be treated, under Code Section 414(h)(2), as employer contributions. Participants should not send contributions directly to AXA Equitable. Currently there is no minimum contribution amount. However, we reserve the right to impose a minimum aggregate contribution amount on an annual basis. If we impose a minimum amount, we will specify that amount in your application for the Ohio ARP contract.


THE FOLLOWING INFORMATION REPLACES THE FIRST THREE SENTENCES OF THE FIRST PARAGRAPH UNDER "EFFECTS OF PLAN OR CONTRACT TERMINATION" ON PAGE 25 OF THE
PROSPECTUS:


When contract termination occurs, except as otherwise provided in your employer's Ohio ARP plan, you, as participant, have the option of having amounts in the guaranteed interest option paid in installments or immediately receiving a lump sum payment subject to a market value adjustment (discussed below).


THE FOLLOWING INFORMATION IS ADDED AFTER THE LAST PARAGRAPH UNDER "MARKET VALUE ADJUSTMENT" ON PAGE 25 OF THE PROSPECTUS:


With respect to the calculation date used in determining the market value adjustment, actions taken by other participants in your employer's Ohio ARP plan (for example, transfers, withdrawals, etc.) will not affect the amount of the market value adjustment applied to your withdrawal under your Ohio ARP contract.


THE FOLLOWING INFORMATION REPLACES THE FIRST SENTENCE OF THE FIRST PARAGRAPH UNDER "SELECTING INVESTMENT OPTIONS (EMPLOYERS AND PLAN TRUSTEES ONLY)" ON PAGE 26 OF THE PROSPECTUS:


Under the provisions of your Ohio ARP contract, and subject to the terms of your employer's Ohio ARP plan, you, as participant, may select from all investment options that we offer in the Ohio ARP MOMENTUM PLUS(SM) program.


THE FOLLOWING INFORMATION REPLACES THE FIRST AND THIRD PARAGRAPHS UNDER "ALLOCATING YOUR CONTRIBUTIONS" ON PAGE 26 OF THE PROSPECTUS:


Under your Ohio ARP plan, you, as participant, must use TOPS or EQAccess to designate allocation percentages for your initial contribution and all future contributions among the investment options. Allocation percentages apply to contributions from any source and must be in whole numbers and be equal in total to 100%. If we receive your initial contribution before we receive your allocation instructions through TOPS or EQAccess, or if your allocation percentages do not add up to 100%, then we will allocate all or a portion of your initial contribution to the EQ/Money Market option until we receive further allocation instructions from you. Also see "How contributions can be made" on page 17 of the Prospectus for further information on allocation instructions.

Once contributions are allocated to the investment options they become part of your retirement account value. We discuss retirement account value under "Determining your retirement account value" in the Prospectus.


THE FOLLOWING PARAGRAPH IS ADDED AFTER THE SEVENTH PARAGRAPH UNDER "TRANSFERRING YOUR RETIREMENT ACCOUNT VALUE" ON PAGE 28 OF THE PROSPECTUS:


The transfer restrictions described above will apply for transfers from the guaranteed interest option under your Ohio ARP contract.


THE FOLLOWING INFORMATION REPLACES THE FIRST AND THIRD SENTENCE OF THE FIRST PARAGRAPH UNDER "WITHDRAWALS AND TERMINATION" ON PAGE 31 OF THE PROSPECTUS:


Subject to the terms of your employer's Ohio ARP plan, you, as participant, or your employer on your behalf, may make a written request to us for a withdrawal from the investment options with respect to your participation in your employer's Ohio ARP plan. You would not be able to make a withdrawal under an Ohio ARP plan until you sever from employment.

Subject to the terms of your employer's Ohio ARP plan, the payment arising from any withdrawal will be made to you as participant, unless you and we agree to pay another payee.


THE FOLLOWING INFORMATION REPLACES THE FIRST SENTENCE OF THE THIRD PARAGRAPH UNDER "WITHDRAWALS AND TERMINATION" ON PAGE 31 OF THE PROSPECTUS:


Subject to the terms of your employer's Ohio ARP plan, you, as participant, may terminate your Ohio ARP contract at any time.


THE FOLLOWING SENTENCE REPLACES THE THIRD SENTENCE OF THE FIRST PARAGRAPH UNDER "YOUR ANNUITY PAYOUT OPTIONS" ON PAGE 32 OF THE PROSPECTUS:


Subject to the terms of your employer's plan, you, as participant, under your Ohio ARP plan may choose from among the five different annuity payout options listed below.


THE INFORMATION FOUND IN THE SEVENTH BULLET POINT UNDER "EMPLOYER'S RESPONSIBILITIES" ON PAGE 36 OF THE PROSPECTUS IS DELETED.


We are responsible for arranging to have our prospectuses distributed.


THE INFORMATION FOUND IN THE TENTH BULLET POINT UNDER "EMPLOYER
RESPONSIBILITIES" ON PAGE 36 OF THE PROSPECTUS IS DELETED.


If your employer has not established an interest rate under your Ohio ARP plan, then we are responsible for selecting interest rates. If loans are available under your Ohio ARP plan, then we will monitor default procedures.


THE FOLLOWING INFORMATION REPLACES THE LAST SENTENCE OF THE SECOND PARAGRAPH UNDER "ADOPTING THE MOMENTUM PLUS(SM) PROGRAM" ON PAGE 36 OF THE PROSPECTUS:

Your Ohio ARP contract application must be completed by you, as participant, not by your employer.


THE FOLLOWING INFORMATION IS ADDED AFTER THE LAST SENTENCE OF THE FIRST PARAGRAPH UNDER "CHARGES TO VARIABLE INVESTMENT OPTIONS" ON PAGE 38 OF THE PROSPECTUS.


For Ohio ARP contracts, we currently deduct Separate Account A charges daily at an annual rate of 0.90% for each variable investment option, of which 0.65% is for mortality and expense risks and 0.25% is for other expenses.


THE FOLLOWING INFORMATION REPLACES THE INFORMATION UNDER "CHARGE FOR PLAN RECORDKEEPING SERVICES" ON PAGE 38 OF THE PROSPECTUS:


We will not charge you, as participant, for recordkeeping services in connection with your Ohio ARP contract. In addition, the customary check writing fee is waived for your Ohio ARP contract. We reserve the right to assess these charges against your contract in the future. Any change in assessment of a charge for plan recordkeeping services or check writing fee will be fair and nondiscriminatory.


THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH UNDER "PLAN LOAN CHARGES" ON PAGE 39 OF THE PROSPECTUS:


If loans are available under your employer's Ohio ARP plan, you, as participant, are responsible for any loan charges incurred in connection with your Ohio ARP contract. We will give you 90 days' advance written notice of any increases in loan charge amounts and such increases will be fair and nondiscriminatory.


THE FOLLOWING INFORMATION REPLACES THE FOURTH PARAGRAPH UNDER "DISTRIBUTION OF THE DEATH BENEFIT" ON PAGE 41 OF THE PROSPECTUS:


Subject to the terms of your employer's Ohio ARP plan, you, as participant, designate the beneficiary on the application or on a separate form to be completed at the time you apply for your contract. Your spouse must consent in writing to a designation of any non-spouse beneficiary, as explained in "Tax Information." We reserve the right to restrict the designation of a non-spouse beneficiary if you are married and under age 35.

If payments under an annuity payout option have not begun, the retirement account value will be transferred to the EQ/Money Market option on the date we receive due proof of your death, unless your employer, Ohio ARP Trustee or beneficiary, whichever applies, provides other instructions. All amounts are held in the EQ/Money Market option until your beneficiary requests a distribution or transfer.

Condensed Financial Information


The unit values and number of units outstanding shown below as of December 31, 2006 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2006




----------------------------------------------------------------------------------------------------
                                                         For the year ending December 31,
                                                 ---------------------------------------------------
                                                      2003        2004         2005         2006
----------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
----------------------------------------------------------------------------------------------------
  Unit value                                       $ 109.27     $ 121.06     $ 129.64     $ 151.47
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    --           --           --           --
----------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
----------------------------------------------------------------------------------------------------
  Unit value                                       $ 102.27     $ 107.45     $ 109.09     $ 115.00
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    --           --           --           --
----------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------------------
  Unit value                                       $ 104.26     $ 111.33     $ 113.91     $ 122.77
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    --           --           --           --
----------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------------------
  Unit value                                       $ 163.61     $ 176.72     $ 183.99     $ 201.66
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    --           --           --            6
----------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------------------
  Unit value                                       $ 108.08     $ 119.63     $ 126.46     $ 143.50
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    --           --           --            3
----------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
----------------------------------------------------------------------------------------------------
  Unit value                                       $  86.37     $  96.18     $ 103.39     $ 107.97
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    --           --           --            2
----------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
----------------------------------------------------------------------------------------------------
  Unit value                                       $ 110.22     $ 113.47     $ 114.42     $ 117.67
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    --           --           --           --
----------------------------------------------------------------------------------------------------
 AXA Premier VIP HealthCare
----------------------------------------------------------------------------------------------------
  Unit value                                       $ 100.74     $ 111.95     $ 118.66     $ 123.63
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    --           --           --           --
----------------------------------------------------------------------------------------------------

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2006 (continued)




----------------------------------------------------------------------------------------------------
                                                         For the year ending December 31,
                                                 ---------------------------------------------------
                                                     2003        2004         2005         2006
----------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
----------------------------------------------------------------------------------------------------
  Unit value                                     $ 130.87      $ 141.28     $ 144.66     $ 157.99
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --            --           --            2
----------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
----------------------------------------------------------------------------------------------------
  Unit value                                     $ 104.39      $ 121.98     $ 139.55     $ 173.31
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --            --           --            1
----------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
----------------------------------------------------------------------------------------------------
  Unit value                                     $  97.48      $ 105.95     $ 112.07     $ 126.14
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --            --           --           --
----------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
----------------------------------------------------------------------------------------------------
  Unit value                                     $  88.25      $  93.28     $  99.37     $  98.58
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --            --           --            1
----------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
----------------------------------------------------------------------------------------------------
  Unit value                                     $ 103.20      $ 117.02     $ 124.20     $ 146.87
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --            --           --            1
----------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
----------------------------------------------------------------------------------------------------
  Unit value                                     $  86.54      $  95.83     $ 102.93     $ 111.81
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --            --           --            1
----------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
----------------------------------------------------------------------------------------------------
  Unit value                                     $ 103.15      $ 117.75     $ 125.26     $ 142.42
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --            --           --           --
----------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
----------------------------------------------------------------------------------------------------
  Unit value                                     $  88.87      $  92.46     $ 101.96     $ 108.42
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --            --           --            1
----------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
----------------------------------------------------------------------------------------------------
  Unit value                                     $ 175.55      $ 199.03     $ 206.24     $ 226.80
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --            --           --           19
----------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income
----------------------------------------------------------------------------------------------------
  Unit value                                     $ 219.38      $ 244.96     $ 256.76     $ 302.39
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --            --           --            7
----------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate
----------------------------------------------------------------------------------------------------
   Government Securities
----------------------------------------------------------------------------------------------------
  Unit value                                     $ 149.21      $ 151.11     $ 151.99     $ 155.73
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --            --           --            1
----------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
----------------------------------------------------------------------------------------------------
  Unit value                                     $ 109.44      $ 128.49     $ 147.18     $ 180.59
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --            --           --            6
----------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
----------------------------------------------------------------------------------------------------
  Unit value                                     $  59.16      $  63.54     $  72.38     $  71.34
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --            --           --           --
----------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
----------------------------------------------------------------------------------------------------
  Unit value                                     $ 157.69      $ 162.53     $ 164.70     $ 169.90
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --            --           --            1
----------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
----------------------------------------------------------------------------------------------------
  Unit value                                     $ 143.04      $ 161.98     $ 179.44     $ 194.31
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --            --           --            4
----------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
----------------------------------------------------------------------------------------------------
  Unit value                                     $ 104.15      $ 117.09     $ 122.34     $ 147.18
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --            --           --            6
----------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
----------------------------------------------------------------------------------------------------
  Unit value                                           --            --     $ 103.73     $ 114.28
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --            --           --           --
----------------------------------------------------------------------------------------------------

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2006 (continued)




----------------------------------------------------------------------------------------------------
                                                         For the year ending December 31,
                                                 ---------------------------------------------------
                                                   2003         2004         2005          2006
----------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
----------------------------------------------------------------------------------------------------
  Unit value                                     $ 99.57     $ 102.25      $  108.95     $ 109.53
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --             --           --
----------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
----------------------------------------------------------------------------------------------------
  Unit value                                          --     $ 107.08      $  112.64     $ 129.46
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --             --           --
----------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
----------------------------------------------------------------------------------------------------
  Unit value                                     $ 81.01     $  83.16      $   89.61     $  93.45
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --             --           --
----------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
----------------------------------------------------------------------------------------------------
  Unit value                                     $ 67.15     $  70.23      $   73.16     $  77.86
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --             --           --
----------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
----------------------------------------------------------------------------------------------------
  Unit value                                     $ 90.25     $ 101.61      $  117.94     $ 139.38
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --             --            1
----------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
----------------------------------------------------------------------------------------------------
  Unit value                                     $106.04     $ 116.55      $  122.50     $ 136.03
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --             --            5
----------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
----------------------------------------------------------------------------------------------------
  Unit value                                     $103.77     $ 112.42      $  118.06     $ 128.65
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --             --            2
----------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
----------------------------------------------------------------------------------------------------
  Unit value                                          --           --      $  104.28     $ 111.58
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --             --           --
----------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
----------------------------------------------------------------------------------------------------
  Unit value                                          --           --             --     $ 108.63
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --             --           --
----------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
----------------------------------------------------------------------------------------------------
  Unit value                                     $173.95     $ 190.50         197.59     $ 225.93
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --             --            7
----------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
----------------------------------------------------------------------------------------------------
  Unit value                                          --           --      $   97.60     $ 100.03
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --             --           --
----------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
----------------------------------------------------------------------------------------------------
  Unit value                                     $ 79.22     $  84.03      $   86.57     $  90.83
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --             --            1
----------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
----------------------------------------------------------------------------------------------------
  Unit value                                     $ 98.80     $ 113.60      $  119.75     $ 132.35
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --             --            7
----------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
----------------------------------------------------------------------------------------------------
  Unit value                                     $100.68     $ 117.59      $  129.72     $ 144.61
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --             --            6
----------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
----------------------------------------------------------------------------------------------------
  Unit value                                          --           --             --     $ 108.37
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --             --           --
----------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
----------------------------------------------------------------------------------------------------
  Unit value                                          --           --      $  105.35     $ 117.15
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --             --           --
----------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
----------------------------------------------------------------------------------------------------
  Unit value                                          --     $ 113.34      $  117.17     $ 137.99
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --             --           --
----------------------------------------------------------------------------------------------------
 EQ/International Growth
----------------------------------------------------------------------------------------------------
  Unit value                                          --           --      $  115.34     $ 143.61
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --             --           --
----------------------------------------------------------------------------------------------------

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2006 (continued)




----------------------------------------------------------------------------------------------------
                                                         For the year ending December 31,
                                                 ---------------------------------------------------
                                                   2003         2004          2005         2006
----------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
----------------------------------------------------------------------------------------------------
  Unit value                                     $ 110.17     $ 113.65     $ 115.13     $ 118.73
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --           --           --
----------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
----------------------------------------------------------------------------------------------------
  Unit value                                     $  98.05     $ 107.74     $ 110.96     $ 132.37
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --           --           --
----------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
----------------------------------------------------------------------------------------------------
  Unit value                                     $  55.28     $  61.44     $  65.32     $  65.50
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --           --            1
----------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
----------------------------------------------------------------------------------------------------
  Unit value                                           --           --     $ 106.52     $ 112.77
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --           --           --
----------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
----------------------------------------------------------------------------------------------------
  Unit value                                           --           --     $ 100.29     $ 101.20
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --           --           --
----------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
----------------------------------------------------------------------------------------------------
  Unit value                                           --           --     $ 106.30     $ 123.48
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --           --           --
----------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
----------------------------------------------------------------------------------------------------
  Unit value                                           --           --     $ 105.93     $ 118.30
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --           --           --
----------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------------------
  Unit value                                           --           --     $ 111.82     $ 124.58
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --           --           --
----------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------------
  Unit value                                     $ 120.75     $ 132.24     $ 145.08     $ 157.18
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --           --            5
----------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
----------------------------------------------------------------------------------------------------
  Unit value                                     $ 144.90     $ 158.78     $ 161.99     $ 194.11
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --           --            3
----------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
----------------------------------------------------------------------------------------------------
  Unit value                                     $  97.27     $ 117.26     $ 128.80     $ 160.43
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --           --            4
----------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
----------------------------------------------------------------------------------------------------
  Unit value                                     $  81.47     $  90.93     $  98.24     $ 104.93
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --           --           19
----------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
----------------------------------------------------------------------------------------------------
  Unit value                                     $  81.18     $  89.62     $  95.21     $ 106.56
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --           --           --
----------------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------------
  Unit value                                     $ 127.81     $ 127.96     $ 130.47     $ 135.41
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --           --           16
----------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------
  Unit value                                           --     $ 104.76     $ 109.43     $ 117.07
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --           --           --
----------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
----------------------------------------------------------------------------------------------------
  Unit value                                           --           --           --     $ 109.47
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --           --           --
----------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
----------------------------------------------------------------------------------------------------
  Unit value                                           --           --           --     $ 111.14
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --           --           --
----------------------------------------------------------------------------------------------------

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2006 (continued)




----------------------------------------------------------------------------------------------------
                                                         For the year ending December 31,
                                                 ---------------------------------------------------
                                                   2003         2004         2005         2006
----------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------
  Unit value                                           --           --     $  99.64     $  99.13
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --           --           --
----------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------
  Unit value                                           --           --     $ 100.09     $ 103.12
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --           --           --
----------------------------------------------------------------------------------------------------
 EQ/Small Cap Value
----------------------------------------------------------------------------------------------------
  Unit value                                     $ 155.30     $ 180.23     $ 186.98     $ 215.15
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --           --            3
----------------------------------------------------------------------------------------------------
 EQ/Small Company Growth
----------------------------------------------------------------------------------------------------
  Unit value                                           --     $ 114.70     $ 122.18     $ 133.44
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --           --           --
----------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------
  Unit value                                     $ 118.42     $ 138.09     $ 142.68     $ 166.44
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --           --            2
----------------------------------------------------------------------------------------------------
 EQ/TCW Equity
----------------------------------------------------------------------------------------------------
  Unit value                                           --     $ 111.33     $ 114.73     $ 109.14
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --           --           --
----------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
----------------------------------------------------------------------------------------------------
  Unit value                                           --     $ 109.34     $ 118.12     $ 133.62
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --           --           --
----------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------
  Unit value                                           --           --     $ 104.60     $ 120.15
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --           --           --
----------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------
  Unit value                                     $ 134.89     $ 165.33     $ 217.56     $ 295.50
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --           --            3
----------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------
  Unit value                                           --           --     $ 124.11     $ 134.38
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --           --           --
----------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
----------------------------------------------------------------------------------------------------
  Unit value                                           --           --     $ 119.40     $ 143.93
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --           --           --
----------------------------------------------------------------------------------------------------
 Target 2015 Allocation
----------------------------------------------------------------------------------------------------
  Unit value                                           --           --           --     $ 108.47
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --           --           --
----------------------------------------------------------------------------------------------------
 Target 2025 Allocation
----------------------------------------------------------------------------------------------------
  Unit value                                           --           --           --     $ 109.42
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --           --           --
----------------------------------------------------------------------------------------------------
 Target 2035 Allocation
----------------------------------------------------------------------------------------------------
  Unit value                                           --           --           --     $ 110.31
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --           --           --
----------------------------------------------------------------------------------------------------
 Target 2045 Allocation
----------------------------------------------------------------------------------------------------
  Unit value                                           --           --           --     $ 111.10
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --           --           --
----------------------------------------------------------------------------------------------------
 U.S. Real Estate--Class II
----------------------------------------------------------------------------------------------------
  Unit value                                     $ 106.93     $ 144.19     $ 166.84     $ 227.62
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           --           --           --
----------------------------------------------------------------------------------------------------

AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 1, 2007 TO THE MAY 1, 2007 PROSPECTUS FOR MOMENTUM(SM) AND MOMENTUM PLUS(SM)

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectus and Supplements to Prospectus and Statement of Additional Information, dated May 1, 2007, as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.


CHANGES TO PORTFOLIOS OF THE EQ ADVISORS TRUST


1. PORTFOLIO NAME AND ADVISER (AND SUB-ADVISER(S), AS APPLICABLE) CHANGES -- MAY 29, 2007

   Effective on or about May 29, 2007, subject to regulatory approval, the following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.



--------------------------------------------------------------------------------
  Existing Portfolio Name             New Portfolio Name
--------------------------------------------------------------------------------
  EQ/Capital Guardian International   MarketPLUS International Core
--------------------------------------------------------------------------------
  EQ/FI Mid Cap Value                 MarketPLUS Mid Cap Value
--------------------------------------------------------------------------------
  EQ/MFS Emerging Growth Companies    MarketPLUS Large Cap Growth
--------------------------------------------------------------------------------
  EQ/MFS Investors Trust              MarketPLUS Large Cap Core
--------------------------------------------------------------------------------
  EQ/Small Cap Value                  Multimanager Small Cap Value+
--------------------------------------------------------------------------------
  EQ/Small Company Growth             Multimanager Small Cap Growth+
--------------------------------------------------------------------------------



+ These Portfolios will also be reorganized as Portfolios of the AXA Premier VIP
  Trust ("VIP Trust"). AXA Equitable Life Insurance Company ("AXA Equitable") in its capacity as Investment Manager of the VIP Trust will manage the assets of both Portfolios.



In addition to the name changes shown in the table above, the following changes to each portfolio's objective and Investment Manager and/or Sub-Adviser(s) will also occur. The following is added under "Portfolios of the Trusts" under "Contract features and benefits" for the New Portfolios, replacing information shown for Existing Portfolios listed above:


------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                      Investment Manager (or Sub-Adviser(s), as
Portfolio Name                     Objective                                           applicable)
------------------------------------------------------------------------------------------------------------------------------------
MarketPLUS International Core     Seeks to achieve long-term growth of capital.        o AXA Equitable
                                                                                       o Mellon Equity Associates LLC
                                                                                       o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MarketPLUS Large Cap Core         Seeks long-term growth of capital with a secondary   o AXA Equitable
                                  objective to seek reasonable current income. For     o Institutional Capital Corporation LLC
                                  purposes of this Portfolio, the words "reasonable    o Mellon Equity Associates LLC
                                  current income" mean moderate income.
------------------------------------------------------------------------------------------------------------------------------------
MarketPLUS Large Cap Growth       Seeks to provide long-term capital growth.           o AXA Equitable
                                                                                       o Marsico Capital Management LLC
                                                                                       o Mellon Equity Associates LLC
------------------------------------------------------------------------------------------------------------------------------------
MarketPLUS Mid Cap Value          Seeks long-term capital appreciation.                o AXA Equitable
                                                                                       o Mellon Equity Associates LLC
                                                                                       o Wellington Management Company LLP
------------------------------------------------------------------------------------------------------------------------------------


                                                                          x01642

------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                            Investment Manager (or Sub-Adviser(s), as
Portfolio Name                     Objective                     applicable)
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Growth     Long-term growth of capital.   o Bear Stearns Asset Management Inc.
                                                                 o Eagle Asset Management, Inc.
                                                                 o Wells Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value      Long-term growth of capital.   o Franklin Advisory Services, LLC
                                                                 o Lazard Asset Management LLC
------------------------------------------------------------------------------------------------------------------------------------



2. PORTFOLIO SUBSTITUTION -- JULY 9, 2007

   Effective on or about July 9, 2007, subject to regulatory approval, interests in the EQ/Van Kampen Real Estate investment option (the "surviving option") will replace interests in the U.S. Real Estate -- Class II investment option (the "replaced option"). The table below shows the objective and the sub-adviser for the surviving option. We will move the assets from the replaced option into the surviving option on the date of the substitution. The value of your interest in the surviving option will be the same as it was in the replaced option. We will also automatically direct any contributions made to the replaced option to the surviving option. An allocation election to the replaced option will be considered as an allocation election to the surviving option. You may transfer your account value among the investment options, as usual. However, we may impose restrictions on transfers to prevent or limit disruptive transfer and other "market timing" activities by contract owners or registered representatives as more fully described in "Transferring your money among investment options" under "Disruptive transfer activity." Any account value remaining in the replaced option on the substitution date will be transferred to the surviving option. For more information about this substitution and for information on how to transfer your account value, please contact a customer service representative referenced in your Prospectus.



------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Investment Manager (or
 Replaced (Current) Portfolio     Surviving/New Portfolio     Objective                       Sub-Adviser(s), as applicable)
------------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class II     EQ/Van Kampen Real Estate   Seeks to provide above average   Morgan Stanley Investment
                                                             current income and long-term     Management, Inc.
                                                             capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------



3. PORTFOLIO SHARE CLASS CONVERSION

   On or about August 6, 2007, certain contract owners who currently have the EQ/AllianceBernstein Value variable investment option that invests in the corresponding Class IB Portfolio, will have any account value allocated to this option converted to a new variable investment option that invests in the Portfolio's Class IA share class. Following the conversion, the variable investment option that invests in the Class IB share class will no longer be available under these contracts. We will send you a written confirmation detailing the transaction. Please see the applicable Trust prospectus for the Class IA share class for detailed information regarding the Portfolio's operating expenses.



3. PORTFOLIO MERGERS -- JULY 9, 2007 AND AUGUST 20, 2007

   Effective on or about July 9, 2007 and August 20, 2007, subject to regulatory and shareholder approvals, interests in certain investment options (the "surviving options") will replace interests in current investment options (the "replaced options"), as listed in the table below. The table also shows the objective and the sub-adviser(s), for each surviving option. We will move the assets from each replaced option into the applicable surviving option on the date of the scheduled merger. The value of your interest in each surviving option will be the same as it was in the corresponding replaced option. We will also automatically direct any contributions made to a replaced option to the applicable surviving option. Any allocation election to a replaced option will be considered as an allocation election to the applicable surviving option. For more information about these Portfolio mergers, please contact a customer service representative referenced in your Prospectus.

   The mergers of the EQ/Capital Guardian U.S. Equity, EQ/Janus Large Cap Growth and EQ/Wells Fargo Montgomery Small Cap Portfolios will occur on or about July 9, 2007. The merger of the EQ/AllianceBernstein Growth and Income Portfolio will occur on or about August 20, 2007.

   Also, T. Rowe Price Associates, Inc. will replace TCW Investment Management Company as the Portfolio's sub-adviser and there will be a corresponding name change of the Portfolio to EQ/T. Rowe Price Growth Stock Portfolio. The expenses for the new EQ/T. Rowe Price Growth Stock Portfolio are shown in the Fee Table below.

---------------------------------------------------------------------------------------------------
 Replaced (Current) Portfolio        Surviving/New Portfolio
---------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Growth and   EQ/AllianceBernstein Value
  Income
---------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity   EQ/Capital Guardian Research
---------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth         EQ/T. Rowe Price Growth Stock
---------------------------------------------------------------------------------------------------
EQ/Wells Fargo Montgomery         Multimanager Small Cap Growth
  Small Cap
---------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------
                                                                    Investment Manager (or
 Replaced (Current) Portfolio        Objective                     Sub-Adviser(s), as applicable)
---------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Growth and   Seeks capital appreciation.    AllianceBernstein L.P.
  Income
---------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity   Seeks to achieve long-term     Capital Guardian Trust Company
                                  growth of capital.
---------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth         Seeks to achieve long-term     T. Rowe Price Associates, Inc.
                                  capital appreciation.
---------------------------------------------------------------------------------------------------
EQ/Wells Fargo Montgomery         Long-term growth of capital.   o Bear Stearns Asset
  Small Cap                                                        Management Inc.
                                                                 o Eagle Asset Management, Inc.
                                                                 o Wells Capital Management Inc.
---------------------------------------------------------------------------------------------------



5.  FEE TABLE


    The following is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets", replacing the information shown for the Existing and Replaced Portfolios listed above:


-----------------------------------------------------------------------
                                      Management     12b-1      Other
 Portfolio Name                          Fees        Fees    Expenses
-----------------------------------------------------------------------
  AXA Premier VIP Trust:
-----------------------------------------------------------------------
  Multimanager Small Cap Growth++        1.05%        0.25%     0.23%
  Multimanager Small Cap Value++         1.03%        0.25%     0.18%
-----------------------------------------------------------------------
  EQ Advisors Trust:
-----------------------------------------------------------------------
  EQ/AllianceBernstein Value             0.58%         --      0.12%
  EQ/T. Rowe Price Growth Stock++        0.78%       0.25%     0.14%
  EQ/Van Kampen Real Estate*             0.90%       0.25%     0.13%
  MarketPLUS International Core++        0.60%       0.25%     0.24%
  MarketPLUS Large Cap Core++            0.50%       0.25%     0.23%
  MarketPLUS Large Cap Growth++          0.50%       0.25%     0.19%
  MarketPLUS Mid Cap Value++             0.55%       0.25%     0.18%
-----------------------------------------------------------------------



--------------------------------------------------------------------------------------------------
                                        Acquired     Total Annual    Fee Waivers      Net Total
                                       Fund Fees       Expenses        and/or          Annual
                                     and Expenses      (Before         Expense        Expenses
                                      (Underlying      Expense       Reimburse-    (After Expense
 Portfolio Name                       Portfolios)    Limitations)       ments       Limitations)
--------------------------------------------------------------------------------------------------
  AXA Premier VIP Trust:
--------------------------------------------------------------------------------------------------
  Multimanager Small Cap Growth++        --             1.53%           0.00%          1.53%
  Multimanager Small Cap Value++         --             1.46%           0.00%          1.46%
--------------------------------------------------------------------------------------------------
  EQ Advisors Trust:
--------------------------------------------------------------------------------------------------
  EQ/AllianceBernstein Value             --             0.70%           0.00%          0.70%
  EQ/T. Rowe Price Growth Stock++        --             1.17%          (0.02)%         1.15%
  EQ/Van Kampen Real Estate*             --             1.28%          (0.02)%         1.26%
  MarketPLUS International Core++      0.05%            1.14%           0.00%          1.14%
  MarketPLUS Large Cap Core++          0.02%            1.00%          (0.03)%         0.97%
  MarketPLUS Large Cap Growth++        0.02%            0.96%           0.00%          0.96%
  MarketPLUS Mid Cap Value++           0.03%            1.01%           0.00%          1.01%
--------------------------------------------------------------------------------------------------



++ The expenses for this portfolio are based on the asset levels of its predecessor portfolio for the last fiscal year, adjusted to reflect current fees.

* This is a newly created portfolio of the EQ Advisors Trust. Therefore, the fees and expenses presented in the table above are estimates for the current fiscal period.



The following is added under "Example" replacing the information shown for the Existing and Replaced Portfolios listed above:



------------------------------------------------------------------------------------------------------------
                                                                        If you annuitize at the end of the
                                   If you surrender your contract at   applicable time period and select a
                                                  the                   non-life contingent period certain
                                   end of the applicable time period              annuity option
------------------------------------------------------------------------------------------------------------
                                      1       3         5        10        1       3         5        10
 Portfolio Name                    year    years     years     years    year    years     years     years
------------------------------------------------------------------------------------------------------------
  AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------
  Multimanager Small Cap Growth    $924   $1,589    $2,280    $3,401    $924   $1,589    $2,280    $3,401
  Multimanager Small Cap Value     $917   $1,569    $2,246    $3,332    $917   $1,569    $2,246    $3,332
  EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------
  EQ/AllianceBernstein Value       $866   $1,419    $2,000    $2,816    $866   $1,419    $2,000    $2,816
  EQ/T. Rowe Price Growth Stock    $888   $1,484    $2,107    $3,042    $888   $1,484    $2,107    $3,042
  EQ/Van Kampen Real Estate        $899   $1,516    $2,160    $3,153    $899   $1,516    $2,160    $3,153
  MarketPLUS International Core    $899   $1,516    $2,160    $3,153    $899   $1,516    $2,160    $3,153
  MarketPLUS Large Cap Core        $885   $1,475    $2,092    $3,011    $885   $1,475    $2,092    $3,011
  MarketPLUS Large Cap Growth      $872   $1,437    $2,029    $2,878    $872   $1,437    $2,029    $2,878
  MarketPLUS Mid Cap Value         $867   $1,422    $2,005    $2,826    $867   $1,422    $2,005    $2,826
------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------
                                     If you do not surrender your
                                               contract
                                  at the end of the applicable time
                                                period
---------------------------------------------------------------------
                                      1      3        5         10
 Portfolio Name                    year   years    years     years
---------------------------------------------------------------------
  AXA PREMIER VIP TRUST:
---------------------------------------------------------------------
  Multimanager Small Cap Growth    $312   $955    $1,621    $3,401
  Multimanager Small Cap Value     $305   $933    $1,586    $3,332
  EQ ADVISORS TRUST:
---------------------------------------------------------------------
  EQ/AllianceBernstein Value       $251   $773    $1,321    $2,816
  EQ/T. Rowe Price Growth Stock    $275   $842    $1,436    $3,042
  EQ/Van Kampen Real Estate        $286   $877    $1,493    $3,153
  MarketPLUS International Core    $286   $877    $1,493    $3,153
  MarketPLUS Large Cap Core        $271   $833    $1,421    $3,011
  MarketPLUS Large Cap Growth      $258   $792    $1,353    $2,878
  MarketPLUS Mid Cap Value         $253   $776    $1,327    $2,826
---------------------------------------------------------------------

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

                                     PART C
                                OTHER INFORMATION
                                -----------------

Item 24. Financial Statements and Exhibits
         ---------------------------------

         (a) Financial Statements included in Part B.

         1. Separate Account A:
            - Report of Independent Registered Public Accounting Firm -
              PricewaterhouseCoopers LLP;
            - Statements of Assets and Liabilities for the Year Ended
              December 31, 2006;
            - Statements of Operations for the Year Ended December 31, 2006;
            - Statements of Changes in Net Assets for the Years Ended
              December 31, 2006 and 2005;
            - Notes to Financial Statements;

         2. AXA Equitable Life Insurance Company
            - Report of Independent Registered Public Accounting Firm -
              PricewaterhouseCoopers LLP;
            - Consolidated Balance Sheets as of December 31, 2006 and 2005;
            - Consolidated Statements of Earnings for Years Ended
              December 31, 2006, 2005 and 2004;
            - Consolidated Statements of Equity for Years Ended
              December 31, 2006, 2005 and 2004;
            - Consolidated Statements of Cash Flows for Years Ended
              December 31, 2006, 2005 and 2004; and
            - Notes to Consolidated Financial Statements.

         3. AllianceBernstein L.P.:

            - Report of Independent Registered Public Accounting Firm - KPMG LLP
            - Consolidated Statement of Financial Condition as of December 31,
              2005;
            - Consolidated Statements of Income for the Years Ended December 31,
              2005 and 2004;
            - Consolidated Statements of Changes in Partners' Capital and
              Comprehensive Income for the Years Ended December 31, 2005 and
              2004;
            - Consolidated Statements of Cash Flows for the Years Ended December
              31, 2005 and 2004;
            - Notes to Consolidated Financial Statements.

         4. AllianceBernstein Holding L.P.:

            - Report of Independent Registered Public Accounting Firm - KPMG LLP
            - Statement of Financial Condition as of December 31, 2005;
            - Statements of Income for the Years Ended December 31, 2005 and
              2004;
            - Statements of Changes in Partners' Capital Comprehensive
              Income for the Years Ended December 31, 2005 and 2004;
            - Statements of Cash Flows for the Years Ended December 31, 2005
              and 2004;
            - Notes to Financial Statements.

         (b) Exhibits.

         The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

             1.   (a)   Resolutions of the Board of Directors of The
                        Equitable Life Assurance Society of the United States
                        Company (" Equitable") authorizing the establishment of the Registrant, previously filed with this Registration
                        Statement No. 33-58950 on April 29, 1996.

                  (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with this Registration Statement No. 33-58950 on April 29, 1996.

             2. Not applicable.

             3.   (a)   Distribution and Servicing Agreement among Equico
                        Securities, Inc., (now AXA Advisors, LLC), Equitable and
                        Equitable Variable Life Insurance Company, dated as of
                        May 1, 1994 incorporated herein by reference to Exhibit
                        3(c) to Registration Statement 2-30070 refiled electronically on July 10, 1998.

                  (b) Sales Agreement among Equico Securities, Inc. (now AXA Advisors, LLC), Equitable and Equitable's Separate Account A, Separate Account 301 and Separate Account No. 51 dated as of January 1, 1995, incorporated by reference to Exhibit 3(e) to Registration Statement No. 2-30070 refiled electronically on July 10, 1998.

                  (c) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement File No. 33-58950 on April 19, 2001.

                  (d) Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement File No. 33-58950 on April 19, 2001.

                  (e) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

                  (f) First Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to
                        Exhibit 3(i) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

                  (g) Second Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to
                        Exhibit 3(j) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

                  (h) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

                  (i) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

                  (j) Third Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                  (k) Fourth Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                  (l) Fifth Amendment, dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to
                        Exhibit 3(p) to the Registration Statement on Form N-4 (File No. 2-30070), filed on April 24, 2007.

             4. (a) Form of group annuity contract for IRC Section 401(a) Plans, previously filed with this Registration Statement No. 33-58950 on March 2, 1993, refiled electronically on August 19, 1998.

                (a)(1) Form of Variation of Exhibit 4(a) for use in connection with the Ohio Alternative Retirement Program, previously filed with this Registration Statement File No. 33-58950 on November 25, 1998.

                (b) Form of Group Annuity Contract between Equitable and Aurora Health Care, Inc. with respect to adding 403(b) Plans, previously filed with this Registration Statement No. 33-58950 on March 24, 1995, refiled electronically on August 19, 1998.

                (c) Form of Momentum Plus 457 group annuity contract, previously filed with this Registration Statement No. 33-58950 on July 12, 1996.

                (d) Form of Endorsement to group annuity contract for contribution sources, incorporated herein by reference to Registration Statement (file No. 33-47949) on Form N-4, filed on April 21, 2006.

             5. Form of application, previously filed with this Registration Statement No. 33-58950 on March 2, 1993, refiled electronically on August 19, 1998.

                  (a) Form of Variation of Exhibit 5 for use in connection with Ohio Alternative Retirement Program, previously filed with this Registration Statement, File No. 33-58950 on November 25, 1998.

             6. (a)(i)  By-Laws of Equitable, as amended November 21, 1996, previously filed with this Registration Statement on Form N-4 (File No. 33-58950 on May 1, 1997.

                (a)(ii) Restated Charter of AXA Equitable, as amended December
                        6, 2004, incorporated herein by reference to Exhibit No.
                        3.2 to Form 10-K, (File No. 000-20501), filed on March 31, 2005.

                (b)(i) Copy of the Restated Charter of Equitable, as amended January 1, 1997, previously filed with this Registration Statement on Form N-4 (File No. 33-58950 on May 1,
                        1997).

                (b)(ii) By-Laws of AXA Equitable, as amended September 7,
                        2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

             7. Not applicable.

             8. (a)(i)  Participation Agreement among EQ Advisors Trust, The
                        Equitable Life Assurance Society of the United States, Equitable Distributors, Inc., and EQ Financial Consultants, Inc. (now AXA Advisors, LLC), dated as of the 14th day of April 1997, incorporated by reference to the Registration Statement of EQ Advisors Trust (File No. 333-17217) on Form N-1A filed August 28, 1997.

                (a)(ii) Form of Participation Agreement among EQ Advisors
                        Trust, Equitable, AXA Distributors LLC and AXA Advisors, LLC, incorporated herein by reference to Exhibit 23.
                        (h)(4)(ix) to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A to the Registration Statement of EQ Advisors Trust on Form N-1A (File Nos. 333-17217 and 811-07953), filed on January 15, 2004.


                (b) Form of Participation Agreement among AXA Premier VIP Trust, Equitable Distributors, Inc., AXA Distributors, LLC, and AXA Advisors, LLC, previously filed with this Registration Statement File No. 333-58950 on December 5, 2001.

                (c) Form of Participation Agreement among The Equitable Life Assurance Society of the United States, The Universal Institutional Funds, Inc. and Morgan Stanley Investment Management Inc., incorporated herein by reference to Exhibit No. 1-A(9)(d) to Registration Statement on Form S-6, File No. 333-17641, filed on October 8, 2002.

                (d) Form of Participation Agreement among BARR Rosenberg Variable Insurance Trust, BARR ROSENBERG FUNDS DISTRIBUTOR, INC., AXA ROSENBERG INVESTMENT MANAGEMENT LLC, and the Equitable Life Assurance Company of the United States, previously filed with this Registration Statement, File No. 33-58950 on Form N-4, on
                        August 5, 2003.

             9.   (a)   Opinion and Consent of Jonathan E. Gaines, Vice
                        President and Associate General Counsel as to the legality of the securities being registered, previously filed with this Registration Statement No. 33-58950 on August 12, 1993, refiled electronically on August 19, 1998.

                  (b) Opinion and Consent of Dodie Kent, Esq., Vice-President and Counsel of AXA Equitable, as to the legality of the securities being registered is filed herewith.

             10.(a)(i)  Consent of PricewaterhouseCoopers LLP.

                (a)(ii) Consent of KPMG LLP.

                (b)     Powers of Attorney, incorporated herein by reference to
                        Exhibit 10.(f) Registration Statement File No. 333-05593 on Form N-4, filed on April 20, 2005.

                (c)     Powers of Attorney are filed herewith.

             11.  Not applicable.

             12.  Not applicable.

Item 25: Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            -------------

DIRECTORS

Bruce W. Calvert                            Director
78 Pine Street, 2nd Floor
New Canaan, CT 06840

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                              Director
New York City Health
  and Hospitals Corporation
125 Worth Street, Suite 519
New York, NY 10013

Anthony J. Hamilton                         Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Scott D. Miller                             Director
Six Sigma Academy
315 East Hopkins Street
Suite 401
Aspen, CO 81611

Joseph H. Moglia                            Director
Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                            Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                               Director
Princeton University
Corwin Hall
Princeton, NJ 08544

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            ---------

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834

OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*Robert S. Jones, Jr.                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President and
                                            Chief Financial Officer

*Barbara Goodstein                          Executive Vice President

*Andrew McMahon                             Executive Vice President

*Paul J. Flora                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Executive Vice President and
                                            Chief Actuary

*James A. Shepherdson                       Executive Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.


         Separate Account No. A of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.


         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         The AXA Organizational Charts 2006 are incorporated herein by reference to Exhibit 26 to Registration Statement (File No. 333-141082) on Form N-4 filed March 6, 2007.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------
          AS OF:  DECEMBER 31, 2006

                                                                                             State of             State of
                                                                           Type of          Incorp. or           Principal
                                                                          Subsidiary         Domicile            Operation
                                                                          ----------         --------            ---------

                                                                                       --------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                         DE                   NY
-----------------------------------------------------------------------------------------------------------------------------------
      Frontier Trust Company, FSB  (Note 7)                                                     ND                   ND
      -----------------------------------------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                         Operating             DE                   CO
      -----------------------------------------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                       Operating             DE                   NY
      -----------------------------------------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                         Operating             DE                   NY
      -----------------------------------------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                     HCO                DE                   NY
      -----------------------------------------------------------------------------------------------------------------------------
          See Attached Listing C
          -------------------------------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)                                                    DE                   NY
      -----------------------------------------------------------------------------------------------------------------------------
          AXA Financial (Bermuda) Ltd.*                                   Insurance          Bermuda              Bermuda
          -------------------------------------------------------------------------------------------------------------------------
          AXA Distribution Holding Corporation  (Note 2)                                        DE                   NY
          -------------------------------------------------------------------------------------------------------------------------
              AXA Advisors, LLC     (Note 5)                                                    DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
              AXA Network, LLC     (Note 6)                               Operating             DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
                   AXA Network of Alabama, LLC                            Operating             AL                   AL
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network of Connecticut, Maine and New York, LLC    Operating             DE                   NY
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of Massachusetts, LLC     Operating             MA                   MA
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network of Nevada, Inc.                            Operating             NV                   NV
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network of Puerto Rico, Inc.                       Operating            P.R.                 P.R.
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of of Texas, Inc.         Operating             TX                   TX
                   ----------------------------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company (Note 2 & 9) *             Insurance             NY                   NY
          -------------------------------------------------------------------------------------------------------------------------
              AXA Life and Annuity Company * (Note 10)                    Insurance             CO                   CO
              ---------------------------------------------------------------------------------------------------------------------
              Equitable Deal Flow Fund, L.P.                              Investment            DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
                   Equitable Managed Assets, L.P.                         Investment            DE                   NY
                   ----------------------------------------------------------------------------------------------------------------
              Real Estate Partnership Equities (various)                  Investment            **
              ---------------------------------------------------------------------------------------------------------------------
              Equitable Holdings, LLC  (Notes 3 & 4)                         HCO                NY                   NY
              ---------------------------------------------------------------------------------------------------------------------
                   See Attached Listing A
                   ----------------------------------------------------------------------------------------------------------------
              ACMC, Inc.     (Note 4)                                        HCO                DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
              Wil-Gro, Inc                                                Investment            PA                   PA
              ---------------------------------------------------------------------------------------------------------------------
              STCS, Inc.                                                  Investment            DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
              EVSA, Inc.                                                  Investment            DE                   PA
              ---------------------------------------------------------------------------------------------------------------------

                                                                                                            Parent's
                                                                                             Number of     Percent of     Comments
                                                                            Federal           Shares       Ownership    (e.g., Basis
                                                                           Tax ID #            Owned       or Control    of Control)
                                                                           ---------           -----       ----------   ------------

                                                                          ----------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                    13-3623351
------------------------------------------------------------------------------------------
      Frontier Trust Company, FSB  (Note 7)                                45-0373941             1,000       100.00%
      ------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                          75-2961816                         100.00%
      ------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                        13-4194065                         100.00%
      ------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                          13-4194080                         100.00%
      ------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                   13-3976138                         100.00%
      ------------------------------------------------------------------------------------
          See Attached Listing C
          --------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)                               52-2197822                 -       100.00%
      ------------------------------------------------------------------------------------
          AXA Financial (Bermuda) Ltd.*                                    14-1903564           250,000       100.00%
          --------------------------------------------------------------------------------
          AXA Distribution Holding Corporation  (Note 2)                   13-4078005             1,000       100.00%
          --------------------------------------------------------------------------------
              AXA Advisors, LLC     (Note 5)                               13-4071393                 -       100.00%
              ----------------------------------------------------------------------------
              AXA Network, LLC     (Note 6)                                06-1555494                 -       100.00%
              ----------------------------------------------------------------------------
                   AXA Network of Alabama, LLC                             06-1562392                 -       100.00%
                   -----------------------------------------------------------------------
                   AXA Network of Connecticut, Maine and New York, LLC     13-4085852                 -       100.00%
                   -----------------------------------------------------------------------
                   AXA Network Insurance Agency of Massachusetts, LLC      04-3491734                 -       100.00%
                   -----------------------------------------------------------------------
                   AXA Network of Nevada, Inc.                             13-3389068                         100.00%
                   -----------------------------------------------------------------------
                   AXA Network of Puerto Rico, Inc.                        66-0577477                         100.00%
                   -----------------------------------------------------------------------
                   AXA Network Insurance Agency of of Texas, Inc.          75-2529724             1,050       100.00%
                   -----------------------------------------------------------------------
          AXA Equitable Life Insurance Company (Note 2 & 9) *              13-5570651         2,000,000       100.00%   NAIC # 62944
          --------------------------------------------------------------------------------
              AXA Life and Annuity Company * (Note 10)                     13-3198083         1,000,000       100.00%   NAIC # 62880
              ----------------------------------------------------------------------------
              Equitable Deal Flow Fund, L.P.                               13-3385076                 -             -   G.P & L.P.
              ----------------------------------------------------------------------------
                   Equitable Managed Assets, L.P.                          13-3385080                 -             -   G.P.
                   -----------------------------------------------------------------------
              Real Estate Partnership Equities (various)                       -                      -             -   **
              ----------------------------------------------------------------------------
              Equitable Holdings, LLC  (Notes 3 & 4)                       22-2766036                 -       100.00%
              ----------------------------------------------------------------------------
                   See Attached Listing A
                   -----------------------------------------------------------------------
              ACMC, Inc.     (Note 4)                                      13-2677213         5,000,000       100.00%
              ----------------------------------------------------------------------------
              Wil-Gro, Inc                                                 23-2702404             1,000       100.00%
              ----------------------------------------------------------------------------
              STCS, Inc.                                                   13-3761592             1,000       100.00%
              ----------------------------------------------------------------------------
              EVSA, Inc.                                                   23-2671508                50       100.00%
              ----------------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

        * Affiliated Insurer

       ** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of AXA Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

      *** All subsidiaries are corporations, except as otherwise noted.

          1.  The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

          2.  Effective Sept. 20, 1999,  AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.
                   Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution
                     Holding Corp. to AXA Financial, Inc.
                   Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
                   Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding
                     Corp. to AXA Financial Services, LLC.

          3.  Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

          4.  In October 1999, AllianceBernstein Holding L.P. ("AllianceBernstein Holding") reorganized by transferring its business and assets to AllianceBernstein L.P., a newly formed private partnership ("AllianceBernstein").

              As of December 31, 2006, AXF and its subsidiaries owned 60.28% of the issued and outstanding units of limited partnership interest in AllianceBernstein (the "AllianceBernstein Units"), as follows:
                           AXF held directly 32,700,754 AllianceBernstein Units (12.50%),
                           AXA Equitable Life directly owned 8,165,204 AllianceBernstein Units (3.12%),
                           ACMC, Inc. owned 66,220,822 AllianceBernstein Units (25.30%), and
                           ECMC, LLC owned 40,880,637 AllianceBernstein Units (15.61%).
                           On December 21, 2004, AXF contributed 4,389,192 (1.68%) AllianceBernstein Units to MONY Life and
                             1,225,000 (.47%) AllianceBernstein Units to MLOA.

                   AllianceBernstein Corporation also owns a 1% general partnership interest in AllianceBernstein L.P.

                   In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.28% each), representing assignments of beneficial ownership of limited partnership interests in AllianceBernstein Holding (the "AllianceBernstein Holding Units").
                   AllianceBernstein Corporation owns 100,000 units of general partnership interest (0.04%), in AllianceBernstein
                   Holding L.P.  AllianceBernstein Holding Units are publicly traded on the New York Stock exchange.

          5.  EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999.
                   AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation
                   on Sept. 21, 1999.

          6.  Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp.  EquiSource of Alabama, Inc. became AXA Network of
                   Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of
                   Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively.  Effective February 1, 2002, Equitable Distributors
                   Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc.  Effective
                   February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA
                   Distributors Insurance Agency of Massachusetts, LLC.

          7.  Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

          8.  Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.
          9.  Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable
                Life Insurance Company.
          10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company.
          11. Effective February 18, 2005, MONY Realty Capital, Inc. was sold.
          12. Effective May 26, 2005, Matrix Capital Markets Group was sold.
          12. Effective May 26, 2005, Matrix Private Equities was sold.
          13. Effective December 2, 2005, Advest Group was sold.
          14. Effective February 24, 2006, Alliance Capital Management Corporation changed its name to AllianceBernstein
                Corporation.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

          Dissolved: - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
                     - 100 Federal Street Funding Corporation was dissolved August 31, 1998.
                     - 100 Federal Street Realty Corporation was dissolved December 20, 2001.
                     - CCMI Corp. was dissolved on October 7, 1999.
                     - ELAS Realty, Inc. was dissolved January 29, 2002.
                     - EML Associates, L.P. was dissolved March 27, 2001.
                     - EQ Services, Inc. was dissolved May 11, 2001.
                     - Equitable BJVS, Inc. was dissolved October 3, 1999.
                     - Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999.
                     - Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
                     - Equitable JVS II, Inc. was dissolved December 4, 1996
                     - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was
                         dissolved on December 31, 2000.
                     - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
                     - EREIM Managers Corporation was dissolved March 27, 2001.
                     - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
                     - EVLICO, Inc. was dissolved in 1999.
                     - Franconom, Inc. was dissolved on December 4, 2000.
                     - GP/EQ Southwest, Inc. was dissolved October 21, 1997
                     - HVM Corp. was dissolved on Feb. 16, 1999.
                     - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
                     - Prime Property Funding, Inc. was dissolved in Feb. 1999.
                     - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
                     - Six-Pac G.P., Inc. was dissolved July 12,1999
                     - Paramount Planners, LLC., a direct subsidiary of  AXA Distribution Holding Corporation, was dissolved on December 5, 2003
                     - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
                     - ECLL Inc. was dissolved July 15, 2003
                     - MONY Realty Partners, Inc. was dissolved February 2005.
                     - Sagamore Financial LLC was dissolved August 31, 2006.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

LISTING A - Equitable Holdings, LLC
-----------------------------------

                                                                                               State of     State of
                                                                                  Type of     Incorp. or   Principal       Federal
                                                                                 Subsidiary    Domicile    Operation      Tax ID #
                                                                                 ----------    --------    ---------      ---------
AXA Financial, Inc.
--------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          ----------------------------------------------------------------------
              Equitable Holdings, LLC
              ----------------------------------------------------------------------------------------------------------------------
                   ELAS Securities Acquisition Corporation                       Operating        DE           NY         13-3049038
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Casualty Insurance Company *                        Operating        VT           VT         06-1166226
                   -----------------------------------------------------------------------------------------------------------------
                   ECMC, LLC   (See Note 4 on Page 2)                            Operating        DE           NY         13-3266813
                   -----------------------------------------------------------------------------------------------------------------
                       Equitable Capital Private Income & Equity
                         Partnership II, L.P.                                    Investment       DE           NY         13-3544879
                       -------------------------------------------------------------------------------------------------------------
                   AllianceBernstein Corporation (See Note 4 on Page 2)          Operating        DE           NY         13-3633538
                   -----------------------------------------------------------------------------------------------------------------
                       See Attached Listing B

                       -------------------------------------------------------------------------------------------------------------
                   Equitable JVS, Inc.                                           Investment       DE           GA         58-1812697
                   -----------------------------------------------------------------------------------------------------------------
                       Astor Times Square Corp.                                  Investment       NY           NY         13-3593699
                       -------------------------------------------------------------------------------------------------------------
                       Astor/Broadway Acquisition Corp.                          Investment       NY           NY         13-3593692
                       -------------------------------------------------------------------------------------------------------------
                       PC Landmark, Inc.                                         Investment       TX           TX         75-2338215
                       -------------------------------------------------------------------------------------------------------------
                       EJSVS, Inc.                                               Investment       DE           NJ         58-2169594
                       -------------------------------------------------------------------------------------------------------------
                   AXA Distributors, LLC                                         Operating        DE           NY         52-2233674
                   -----------------------------------------------------------------------------------------------------------------
                       AXA  Distributors Insurance Agency of Alabama, LLC        Operating        DE           AL         52-2255113
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distriburors Insurance Agency, LLC                    Operating        DE       CT, ME,NY      06-1579051
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Massachusetts, LLC   Operating        MA           MA         04-3567096
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Texas, Inc.          Operating        TX           TX         74-3006330
                       -------------------------------------------------------------------------------------------------------------
                   J.M.R. Realty Services, Inc.                                  Operating        DE           NY         13-3813232
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Structured Settlement Corp.  (See Note 8 on Page 2) Operating        DE           NJ         22-3492811
                   -----------------------------------------------------------------------------------------------------------------

                                                                                              Parent's
                                                                                Number of   Percent of
                                                                                 Shares     Ownership            Comments
                                                                                  Owned     or Control   (e.g., Basis of Control)
                                                                                  -----     ----------   ------------------------
AXA Financial, Inc.
------------------------------------------------------------------------------
    AXA Financial Services, LLC   (Note 2)
    --------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------
            Equitable Holdings, LLC
            ------------------------------------------------------------------
                 ELAS Securities Acquisition Corporation                             500     100.00%
                 -------------------------------------------------------------
                 Equitable Casualty Insurance Company *                            1,000     100.00%
                 -------------------------------------------------------------
                 ECMC, LLC   (See Note 4 on Page 2)                                    -     100.00%
                 -------------------------------------------------------------
                     Equitable Capital Private Income & Equity                                         ECMC is G.P.
                       Partnership II, L.P.                                            -           -   ("Deal Flow Fund II")
                     ---------------------------------------------------------
                 AllianceBernstein Corporation (See Note 4 on Page 2)                100     100.00%
                 -------------------------------------------------------------
                     See Attached Listing B
                     ---------------------------------------------------------
                 Equitable JVS, Inc.                                               1,000     100.00%
                 -------------------------------------------------------------
                     Astor Times Square Corp.                                        100     100.00%
                     ---------------------------------------------------------
                     Astor/Broadway Acquisition Corp.                                100     100.00% G.P. of Astor Acquisition. L.P.
                     ---------------------------------------------------------
                     PC Landmark, Inc.                                             1,000     100.00%
                     ---------------------------------------------------------
                     EJSVS, Inc.                                                   1,000     100.00%
                     ---------------------------------------------------------
                 AXA Distributors, LLC                                                 -     100.00%
                 -------------------------------------------------------------
                     AXA  Distributors Insurance Agency of Alabama, LLC                -     100.00%
                     ---------------------------------------------------------
                     AXA Distriburors Insurance Agency, LLC                            -     100.00%
                     ---------------------------------------------------------
                     AXA Distributors Insurance Agency of Massachusetts, LLC           -     100.00%
                     ---------------------------------------------------------
                     AXA Distributors Insurance Agency of Texas, Inc.              1,000     100.00%
                     ---------------------------------------------------------
                 J.M.R. Realty Services, Inc.                                      1,000     100.00%
                 -------------------------------------------------------------
                 Equitable Structured Settlement Corp.  (See Note 8 on Page 2)       100     100.00%
                 -------------------------------------------------------------

* Affiliated Insurer

     Equitable Investment Corp merged into Equitable Holdings, LLC on November 30, 1999.
     Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999. Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Holding Corp.
     Efective January 1, 2002, Equitable Distributors, Inc. merged into
           AXA Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

LISTING B - AllianceBernstein Corporation
-----------------------------------------

                                                                                                             State of      State of
                                                                                              Type of       Incorp. or    Principal
                                                                                             Subsidiary      Domicile     Operation
                                                                                             ----------      --------     ---------
AXA Financial, Inc.
-------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company*
          ---------------------------------------------------------------------------------
              Equitable Holdings, LLC
              -----------------------------------------------------------------------------
                   AllianceBernstein Corporation
                   -----------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Holding L.P. (See Note 4 on Page 2)                 Operating          DE            NY
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein L.P.  (See Note 4 on Page 2)                        Operating          DE            NY
                       -------------------------------------------------------------------------------------------------------------
                           Cursitor Alliance LLC                                                HCO             DE            MA
                           ---------------------------------------------------------------------------------------------------------
                           Alliance Capital Management LLC                                      HCO             DE            NY
                           ---------------------------------------------------------------------------------------------------------
                               Sanford C. Bernstein & Co., LLC                               Operating          DE            NY
                               -----------------------------------------------------------------------------------------------------
                           AllianceBernstein Corporation of Delaware                            HCO             DE            NY
                           ---------------------------------------------------------------------------------------------------------
                               ACAM Trust Company Private Ltd.                               Operating        India         India
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein (Argentina) S.R.L.                          Operating      Argentina     Argentina
                               -----------------------------------------------------------------------------------------------------
                               ACM Software Services Ltd.                                    Operating          DE            NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Barra Research Institute, Inc.                       Operating          DE            NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Japan Inc.                                     HCO             DE            NY
                               -----------------------------------------------------------------------------------------------------
                                            AllianceBernstein Japan Ltd.                     Operating        Japan         Japan
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Invest. Management Australia Limited        Operating        Aust.         Aust.
                               -----------------------------------------------------------------------------------------------------
                                            Far Eastern Alliance Asset Management            Operating        Taiwan        Taiwan
                                            ----------------------------------------------------------------------------------------
                               AllianceBernstein Global Derivatives Corp.                    Operating          DE            NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Investimentos (Brazil) Ltda.                Operating        Brazil        Brazil
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Limited                                     Operating         U.K.          U.K.
                               -----------------------------------------------------------------------------------------------------
                                            ACM Berstein GmbH                                Operating        Gemany       Germany
                                            ----------------------------------------------------------------------------------------
                                            AllianceBernstein Services Limited               Operating         U.K.          U.K.
                                            ----------------------------------------------------------------------------------------
                               AllianceBernstein (Luxembourg) S.A.                           Operating         Lux.          Lux.
                               -----------------------------------------------------------------------------------------------------
                                            AllianceBernstein (France) SAS                   Operating        France        France
                               -----------------------------------------------------------------------------------------------------
                                            ACMBernstein (Deutchland) GmbH                   Operating       Germany       Germany
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management (Asia) Ltd.                       Operating          DE        Singapore
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Australia Limited                           Operating        Aust.         Aust.
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Canada, Inc.                                Operating          DE          Canada
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein New Zealand Limited                         Operating         N.Z.          N.Z.
                               -----------------------------------------------------------------------------------------------------


                                                                                            Number  Parent's
                                                                                              of    Percent of       Comments
                                                                                  Federal   Shares  Ownership         (e.g.,
                                                                                 Tax ID #    Owned  or Control   Basis of Control)
                                                                                 ---------  ------  ----------  -------------------
AXA Financial, Inc.
--------------------------------------------------------------------------------
    AXA Financial Services, LLC   (Note 2)
    ----------------------------------------------------------------------------
      MONY Capital Management, Inc.
        ------------------------------------------------------------------------
            Equitable Holdings, LLC
            --------------------------------------------------------------------
                 AllianceBernstein Corporation                                                                owns 1% GP interest
                                                                                                              in AllianceBernstein
                                                                                                              L.P. and 100,000 GP
                                                                                                              units in Alliance-
                                                                                                              Bernstein Holding L.P.
                 --------------------------------------------------------------------------
                     AllianceBernstein Holding L.P. (See Note 4 on Page 2)       13-3434400                  -
                     ----------------------------------------------------------------------
                     AllianceBernstein L.P.  (See Note 4 on Page 2)              13-4064930
                     ----------------------------------------------------------------------
                         Cursitor Alliance LLC                                   22-3424339            100.00%
                         ------------------------------------------------------------------
                         Alliance Capital Management LLC                                               100.00%
                         ------------------------------------------------------------------
                             Sanford C. Bernstein & Co., LLC                     13-4132953            100.00%
                             --------------------------------------------------------------
                         AllianceBernstein Corporation of Delaware               13-2778645     10     100.00%
                         ------------------------------------------------------------------
                             ACAM Trust Company Private Ltd.                         -                 100.00%
                             --------------------------------------------------------------
                             AllianceBernstein (Argentina) S.R.L.                    -                 100.00%
                             --------------------------------------------------------------
                             ACM Software Services Ltd.                          13-3910857            100.00%
                             --------------------------------------------------------------
                             Alliance Barra Research Institute, Inc.             13-3548918  1,000     100.00%
                             --------------------------------------------------------------
                             AllianceBernstein Japan Inc.
                             --------------------------------------------------------------
                                          AllianceBernstein Japan Ltd.               -                 100.00%
                             --------------------------------------------------------------
                             AllianceBernstein Invest. Management Australia Ltd      -                 100.00%
                             --------------------------------------------------------------
                                          Far Eastern Alliance Asset Management      -                  20.00% 3rd parties = 80%
                                          -------------------------------------------------
                             AllianceBernstein Global Derivatives Corp.          13-3626546  1,000     100.00%
                             --------------------------------------------------------------
                             AllianceBernstein Investimentos (Brazil) Ltda.          -                  99.00% Alliance Capital
                                                                                                               Oceanic Corp. owns 1%
                             --------------------------------------------------------------
                             AllianceBernstein Limited                               -     250,000     100.00%
                             --------------------------------------------------------------
                                          ACM Berstein GmbH                          -                 100.00%
                                          -------------------------------------------------
                                          AllianceBernstein Services Limited         -       1,000     100.00%
                                          -------------------------------------------------
                             AllianceBernstein (Luxembourg) S.A.                     -       3,999      99.98% Alliance Cap. Oceanic
                                                                                                               Corp. owns 0.025%
                             --------------------------------------------------------------
                                          AllianceBernstein (France) SAS             -                 100.00%
                             --------------------------------------------------------------
                                          ACMBernstein (Deutchland) GmbH             -                 100.00%
                             --------------------------------------------------------------
                             Alliance Capital Management (Asia) Ltd.             13-3752293            100.00%
                             --------------------------------------------------------------
                             AllianceBernstein Australia Limited                     -                  50.00% 3rd parties = 50%
                             --------------------------------------------------------------
                             AllianceBernstein Canada, Inc.                      13-3630460 18,750     100.00%
                             --------------------------------------------------------------
                             AllianceBernstein New Zealand Limited                   -                  50.00% 3rd parties = 50%
                             --------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

LISTING B - AllianceBernstein Corporation
-----------------------------------------

                                                                                                                State of   State of
                                                                                                     Type of   Incorp. or Principal
                                                                                                    Subsidiary  Domicile  Operation
                                                                                                    ----------  --------  ---------

AXA Financial, Inc.
---------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ---------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company*
          -----------------------------------------------------------------------------------------
              Equitable Holdings, LLC
              -------------------------------------------------------------------------------------
                   AllianceBernstein Corporation
                   --------------------------------------------------------------------------------
                       AllianceBernstein L.P.
                       ----------------------------------------------------------------------------
                           AllianceBernstein Corporation of Delaware (Cont'd)
                           ---------------------------------------------------------------------------------------------------------
                               AllianceBernstein South Africa (Proprietary) Ltd.                    Operating  So Africa  So Africa
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein (Singapore) Ltd.                                   Operating  Singapore  Singapore
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                            Operating  Mauritius  Mauritius
                               -----------------------------------------------------------------------------------------------------
                                            Alliance Capital Asset Management (India) Private Ltd   Operating    India      India
                               -----------------------------------------------------------------------------------------------------
                                            AllianceBernstein Invest. Res. & Manag. (India) Pvt.    Operating    India      India
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Oceanic Corporation                                Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Real Estate, Inc.                                   Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                                Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                        Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Investments, Inc.                                  Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Investor Services, Inc.                            Operating      DE         NJ
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Hong Kong Limited                                  Operating     H.K.       H.K.
                               -----------------------------------------------------------------------------------------------------
                                            Alliance Capital Taiwan Limited                         Operating    Taiwan     Taiwan
                                            ----------------------------------------------------------------------------------------
                                            ACM New-Alliance (Luxembourg) S.A.                      Operating     Lux.       Lux.
                               -----------------------------------------------------------------------------------------------------
                               Sanford C. Bernstein Limited                                         Operating     U.K.       U.K.
                               -----------------------------------------------------------------------------------------------------
                                            Sanford C. Bernstein (CREST Nominees) Ltd.              Operating     U.K.       U.K.
                               -----------------------------------------------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                           Operating     U.K.       U.K.
                               -----------------------------------------------------------------------------------------------------
                                            ACM Investments Ltd.                                    Operating     U.K.       U.K.
                                            ----------------------------------------------------------------------------------------
                                            AllianceBernstein Fixed Income Ltd.                     Operating     U.K.       U.K.
                                            ----------------------------------------------------------------------------------------


                                                                                                                     Number of
                                                                                                    Federal           Shares
                                                                                                   Tax ID #            Owned
                                                                                                   ---------           -----

AXA Financial, Inc.
--------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company*
          ----------------------------------------------------------------------------------------
              Equitable Holdings, LLC
              ------------------------------------------------------------------------------------
                   AllianceBernstein Corporation
                   -------------------------------------------------------------------------------
                       AllianceBernstein L.P.
                       ---------------------------------------------------------------------------
                           AllianceBernstein Corporation of Delaware (Cont'd)
                           ---------------------------------------------------------------------------------------
                               AllianceBernstein South Africa (Proprietary) Ltd.                       -
                               -----------------------------------------------------------------------------------
                               AllianceBernstein (Singapore) Ltd.                                      -
                               -----------------------------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                               -
                               -----------------------------------------------------------------------------------
                                            Alliance Capital Asset Management (India) Private Ltd      -
                               -----------------------------------------------------------------------------------
                                            AllianceBernstein Invest. Res. & Manag. (India) Pvt.       -
                               -----------------------------------------------------------------------------------
                               AllianceBernstein Oceanic Corporation                               13-3441277               1,000
                               -----------------------------------------------------------------------------------
                               Alliance Capital Real Estate, Inc.                                  13-3441277
                               -----------------------------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                               52-1671668               1,000
                               -----------------------------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                       13-3802178
                               -----------------------------------------------------------------------------------
                               AllianceBernstein Investments, Inc.                                 13-3191825                 100
                               -----------------------------------------------------------------------------------
                               AllianceBernstein Investor Services, Inc.                           13-3211780                 100
                               -----------------------------------------------------------------------------------
                               AllianceBernstein Hong Kong Limited                                     -
                               -----------------------------------------------------------------------------------
                                            Alliance Capital Taiwan Limited                            -
                                            ----------------------------------------------------------------------
                                            ACM New-Alliance (Luxembourg) S.A.                         -
                               -----------------------------------------------------------------------------------
                               Sanford C. Bernstein Limited                                            -
                               -----------------------------------------------------------------------------------
                                            Sanford C. Bernstein (CREST Nominees) Ltd.                 -
                               -----------------------------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                              -
                               -----------------------------------------------------------------------------------
                                            ACM Investments Ltd.                                       -
                                            ----------------------------------------------------------------------
                                            AllianceBernstein Fixed Income Ltd.                        -
                                            ----------------------------------------------------------------------


                                                                                                    Parent's
                                                                                                   Percent of      Comments
                                                                                                   Ownership        (e.g.,
                                                                                                   or Control    Basis of Control)
                                                                                                   ----------    -----------------

AXA Financial, Inc.
--------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company*
          ----------------------------------------------------------------------------------------
              Equitable Holdings, LLC
              ------------------------------------------------------------------------------------
                   AllianceBernstein Corporation
                   -------------------------------------------------------------------------------
                       AllianceBernstein L.P.
                       ---------------------------------------------------------------------------
                           AllianceBernstein Corporation of Delaware (Cont'd)
                           ------------------------------------------------------------------------
                               AllianceBernstein South Africa (Proprietary) Ltd.                        100.00%
                               --------------------------------------------------------------------
                               AllianceBernstein (Singapore) Ltd.                                       100.00%
                               --------------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                                100.00%
                               --------------------------------------------------------------------
                                            Alliance Capital Asset Management (India) Private Ltd        75.00% 3rd parties = 25%
                               --------------------------------------------------------------------
                                            AllianceBernstein Invest. Res. & Manag. (India) Pvt.        100.00%
                               --------------------------------------------------------------------
                               AllianceBernstein Oceanic Corporation                                    100.00% inactive
                               --------------------------------------------------------------------
                               Alliance Capital Real Estate, Inc.                                       100.00% inactive
                               --------------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                                    100.00%
                               --------------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                            100.00%
                               --------------------------------------------------------------------
                               AllianceBernstein Investments, Inc.                                            1
                               --------------------------------------------------------------------
                               AllianceBernstein Investor Services, Inc.                                100.00%  formerly, Alliance
                                                                                                                 Fund Services, Inc.
                               --------------------------------------------------------------------
                               AllianceBernstein Hong Kong Limited                                       50.00% 3rd parties = 50%
                               --------------------------------------------------------------------
                                            Alliance Capital Taiwan Limited                              99.00% Others owns 1%
                                            -------------------------------------------------------
                                            ACM New-Alliance (Luxembourg) S.A.                           99.00% AllianceBernstein
                                                                                                                Lux owns 1%
                               --------------------------------------------------------------------
                               Sanford C. Bernstein Limited                                             100.00%
                               --------------------------------------------------------------------
                                            Sanford C. Bernstein (CREST Nominees) Ltd.                  100.00%
                               --------------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                               100.00%
                               --------------------------------------------------------------------
                                            ACM Investments Ltd.                                        100.00%
                                            -------------------------------------------------------
                                            AllianceBernstein Fixed Income Ltd.                         100.00%
                                            -------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------
LISTING C - MONY
----------------

                                                                                                      State of          State of
                                                                                      Type of        Incorp. or        Principal
                                                                                     Subsidiary       Domicile         Operation
                                                                                     ----------       --------         ---------
AXA Financial, Inc.
------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          --------------------------------------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                    Operating           DE                CO
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                                  Operating           DE                NY
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                    Operating           DE                NY
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                                HCO              DE                NY
      ------------------------------------------------------------------------------------------------------------------------------
          MONY Life Insurance Company *                                              Insurance           NY                NY
          --------------------------------------------------------------------------------------------------------------------------
              MONY International Holdings, LLC                                          HCO              DE                NY
              ----------------------------------------------------------------------------------------------------------------------
                   MONY International Life Insurance Co. Seguros de Vida S.A.*       Insurance       Argentina         Argentina
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Financial Resources of the Americas Limited                     HCO           Jamaica           Jamaica
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Bank & Trust Company of the Americas, Ltd.                   Operating     Cayman Islands    Cayman Islands
                   -----------------------------------------------------------------------------------------------------------------
                       MONY Consultoria e Corretagem de Seguros Ltda.                Operating         Brazil            Brazil
                       -------------------------------------------------------------------------------------------------------------
                       MONY Life Insurance Company of the Americas, Ltd.*            Insurance     Cayman Islands    Cayman Islands
                       -------------------------------------------------------------------------------------------------------------
              MONY Life Insurance Company of America*                                Insurance           AZ                NY
              ----------------------------------------------------------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                                Insurance           OH                OH
              ----------------------------------------------------------------------------------------------------------------------
              MONY Financial Services, Inc.                                             HCO              DE                NY
              ----------------------------------------------------------------------------------------------------------------------
                   Financial Marketing Agency, Inc.                                  Operating           OH                OH
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Brokerage, Inc.                                              Operating           DE                PA
                   -----------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Ohio, Inc.                            Operating           OH                OH
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Alabama, Inc.                         Operating           AL                AL
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Texas, Inc.                           Operating           TX                TX
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Massachusetts, Inc.                   Operating           MA                MA
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Washington, Inc.                      Operating           WA                WA
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of New Mexico, Inc.                      Operating           NM                NM
                       -------------------------------------------------------------------------------------------------------------
                   1740 Ventures, Inc.                                               Operating           NY                NY
                   -----------------------------------------------------------------------------------------------------------------
                   Enterprise Capital Management, Inc.                               Operating           GA                GA
                   -----------------------------------------------------------------------------------------------------------------
                       Enterprise Fund Distributors, Inc.                            Operating           DE                GA
                       -------------------------------------------------------------------------------------------------------------
                   MONY Assets Corp.                                                    HCO              NY                NY
                   -----------------------------------------------------------------------------------------------------------------
                       MONY Benefits Management Corp.                                Operating           DE                NY
                       -------------------------------------------------------------------------------------------------------------
                       MONY Benefits Service Corp.                                   Operating           DE                NY
                       -------------------------------------------------------------------------------------------------------------
                   1740 Advisers, Inc.                                               Operating           NY                NY
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Securities Corporation                                       Operating           NY                NY
                   -----------------------------------------------------------------------------------------------------------------
                       Trusted Insurance Advisers General Agency Corp.               Operating           MN                NY
                       -------------------------------------------------------------------------------------------------------------
                       Trusted Investment Advisers Corp.                             Operating           MN                NY
                       -------------------------------------------------------------------------------------------------------------

                                                                                                              Parent's
                                                                                                 Number of   Percent of  Comments
                                                                                   Federal        Shares     Ownership  (e.g., Basis
                                                                                  Tax ID #         Owned     or Control  of Control)
                                                                                  ---------        -----     ----------  -----------
AXA Financial, Inc.
--------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          ------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                 75-2961816                   100.00%
      ----------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                               13-4194065                   100.00%
      ----------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                 13-4194080                   100.00%
      ----------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                          13-3976138                   100.00%
      ----------------------------------------------------------------------------------------
          MONY Life Insurance Company *                                           13-1632487                   100.00%
          ------------------------------------------------------------------------------------
              MONY International Holdings, LLC                                    13-3790446                   100.00%
              --------------------------------------------------------------------------------
                   MONY International Life Insurance Co. Seguros de Vida S.A.*    98-0157781                   100.00%
                   ---------------------------------------------------------------------------
                   MONY Financial Resources of the Americas Limited                                             99.00%
                   ---------------------------------------------------------------------------
                   MONY Bank & Trust Company of the Americas, Ltd.                98-0152047                   100.00%
                   ---------------------------------------------------------------------------
                       MONY Consultoria e Corretagem de Seguros Ltda.                                           99.00%
                       -----------------------------------------------------------------------
                       MONY Life Insurance Company of the Americas, Ltd.*         98-0152046                   100.00%
                       -----------------------------------------------------------------------
              MONY Life Insurance Company of America*                             86-0222062                   100.00%
              --------------------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                             38-2046096       405,000     100.00%
              --------------------------------------------------------------------------------
              MONY Financial Services, Inc.                                       11-3722370         1,000     100.00%
              --------------------------------------------------------------------------------
                   Financial Marketing Agency, Inc.                               31-1465146            99      99.00%
                   ---------------------------------------------------------------------------
                   MONY Brokerage, Inc.                                           22-3015130         1,500     100.00%
                   ---------------------------------------------------------------------------
                       MBI Insurance Agency of Ohio, Inc.                         31-1562855             5     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of Alabama, Inc.                      62-1699522             1     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of Texas, Inc.                        74-2861481            10     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of Massachusetts, Inc.                06-1496443             5     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of Washington, Inc.                   91-1940542             1     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of New Mexico, Inc.                   62-1705422             1     100.00%
                       -----------------------------------------------------------------------
                   1740 Ventures, Inc.                                            13-2848244         1,000     100.00%
                   ---------------------------------------------------------------------------
                   Enterprise Capital Management, Inc.                            58-1660289           500     100.00%
                   ---------------------------------------------------------------------------
                       Enterprise Fund Distributors, Inc.                         22-1990598         1,000     100.00%
                       -----------------------------------------------------------------------
                   MONY Assets Corp.                                              13-2662263       200,000     100.00%
                   ---------------------------------------------------------------------------
                       MONY Benefits Management Corp.                             13-3363383         9,000     100.00%
                       -----------------------------------------------------------------------
                       MONY Benefits Service Corp.                                13-4194349         2,500     100.00%
                       -----------------------------------------------------------------------
                   1740 Advisers, Inc.                                            13-2645490        14,600     100.00%
                   ---------------------------------------------------------------------------
                   MONY Securities Corporation                                    13-2645488         7,550     100.00%
                   ---------------------------------------------------------------------------
                       Trusted Insurance Advisers General Agency Corp.            41-1941465         1,000     100.00%
                       -----------------------------------------------------------------------
                       Trusted Investment Advisers Corp.                          41-1941464             1     100.00%
                       -----------------------------------------------------------------------

  -  As of February 18, 2005, MONY Realty Capital, Inc. was sold.
  -  As of February 2005, MONY Realty Partners, Inc. was dissolved
  -  MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Jamaican regulatory reasons.
  -  MONY Consultoria e Corretagem de Seguros Ltda., is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Brazilian regulatory reasons.
  -  Financial Marketing Agency, Inc., is 99% owned by MONY International Holdings, LLC and an individual in Ohio holds one share of it stock for regulatory reasons.
  -  Enterprise Accumulation Trust was merged into EQAT on July 9, 2004
  -  MONY Series Funds, Inc. was merged into EQAT on July 9, 2004
  -  As of August 31, 2006,  Sagamore Financial LLC was dissolved

Item 27.        Number of Contractowners
                ------------------------

                As of February 28, 2007, there were 516 Qualified Contract Owners and No Non-Qualified Contract Owners offered by the registrant under this Registration Statement.


Item 28. Indemnification

     (a) Indemnification of Directors and Officers

         The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

          7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                 (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

               (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                      (b) To the extent permitted by the law of the State of New
                          York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

         The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, ACE Insurance Company, Endurance Insurance Company, U. S. Specialty Insurance, Starr Excess Liability International and Lloyd's of London. The annual limit on such policies is $150 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

     (b) Indemnification of Principal Underwriter

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

     (c) Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.        Principal Underwriters
                ----------------------

                (a) AXA Advisors, LLC an affiliate of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, is the principal underwriter for its Separate Account No. 301, Separate Account No. 45, Separate Account No. 49, Separate Account I, Separate Account FP, AXA Premier VIP Trust and EQ Advisors Trust, and of MONY Variable Account A, MONY Variable Account L, MONY Variable Account S, MONY America Variable Account A, MONY America Variable Account L, MONY America Variable Account S and Keynote Series Account. AXA Advisors, LLC address is 1290 Avenue of the Americas, NY, NY 10104.

                (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC.

AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Assistant Vice President and Director

*Robert S. Jones, Jr.                 Chairman of the Board and Director

*Ned Dane                             President and Director

*Richard Dziadzio                     Director

*Barbara Goodstein                    Director

*James A. Shepherdson                 Director

*Mark Wutt                            Executive Vice President

*Anthony F. Recine                    Chief Compliance Officer - Investment
                                      Advisory Activities

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 James Goodwin                        Senior Vice President
 333 Thornall Street
 Edison, NJ 08837

 Jeffrey Green                        Senior Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Kevin R. Byrne                       Senior Vice President and Treasurer

*Jill Cooley                          Chief Risk Officer and Director

*David Cerza                          First Vice President

*Donna M. Dazzo                       First Vice President

*Peter Mastrantuono                   First Vice President

*Raymond T. Barry                     Vice President

*Michael Brzozowski                   Vice President

*Claire A. Comerford                  Vice President

*Mark D. Godofsky                     Senior Vice President and Controller

*Janet Friedman                       Vice President

*Stuart Abrams                        Senior Vice President and General Counsel

*Patricia Roy                         Vice President and Chief Compliance
                                      Officer - Broker-Dealer Activities

*Christine Nigro                      Chief Operations Officer

*Linda J. Galasso                     Assistant Secretary

*Francesca Divone                     Secretary

*Maurya Keating                       Vice President and Counsel

*Gary Gordon                          Vice President

 Danielle D. Wise                     Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Frank Massa                          Vice President

*Carolann Matthews                    Vice President

*Jose Montenegro                      Vice President

 Edna Russo                           Vice President
 333 Thornall Street
 Edison, NJ 08837

*Michael Ryniker                      Vice President

*Frank Acierno                        Assistant Vice President

*Ruth Shorter                         Assistant Vice President

*Irina Gyula                          Assistant Vice President

               (c) The information under "Distribution of the contracts" in the
                   Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30.        Location of Accounts and Records
                --------------------------------

                The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, NY 10104, 135 West 50th Street, New York, NY 10020 and 200 Plaza Drive Secaucus, NJ 07096.

Item 31.        Management Services
                -------------------

                Not applicable

                Not applicable.

Item 32.        Undertakings
                ------------

                The Registrant hereby undertakes:

                (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

                (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

                (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                (d) Equitable represents that the fees and charges deducted under the Contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the Contract. Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the Contract includes innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages or riders to any contract, or prospectus, or otherwise.

                Although 403(b) Contracts are not currently offered under this Registration Statement, they may be in the future. In such event, the Registrant hereby represents that it intends to rely on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraph (1)-(4) of that letter.

                                   SIGNATURES


                As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 24th day of April, 2007.



                                SEPARATE ACCOUNT A OF AXA EQUITABLE LIFE
                                            INSURANCE COMPANY
                                               (Registrant)

                                By:  AXA Equitable Life Insurance Company


                                By:   /s/ Dodie Kent
                                    ----------------------------
                                          Dodie Kent
                                    Vice President and Associate
                                    General Counsel

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 24th day of April, 2007.




                                           AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)


                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Associate
                                              General Counsel
                                              AXA Equitable Life Insurance
                                              Company



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard S. Dziadzio                       Executive Vice President and
                                           Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Anthony J. Hamilton                 Joseph H. Moglia
Christopher M. Condron      Mary R. (Nina) Henderson            Lorie A. Slutsky
Henri de Castries           James F. Higgins                    Ezra Suleiman
Denis Duverne               Scott D. Miller                     Peter J. Tobin
Charlynn Goins








*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 24, 2007

                                  EXHIBIT INDEX



EXHIBIT NO.                                                      TAG VALUE
-----------                                                      ---------
 9.(b)        Opinion and Consent of Counsel                     EX-99.b

10.(a)(i)     Consent of PricewaterhouseCoopers LLP              EX-99.10ai

10.(a)(ii)    Consent of KPMG LLP                                EX-99.10aii

10.(c)        Powers of Attorney                                 EX-99.10c